UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

TABLE OF CONTENTS

Schedule of Investments and Notes	1

Federal Income Tax Information.	133

Fair Value Measurement	134

Disclosure about Derivative Instruments and Hedging Activities	138

Subsequent Event	139

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 15.5%

Aeropostale Inc * †	220,800	$5,864,448
American Public Education Inc *	86,300	3,629,778
Bally Technologies Inc *	247,400	4,557,108
Corinthian Colleges Inc * †	377,900	7,350,155
Darden Restaurants Inc	190,700	6,533,382
DreamWorks Animation SKG Inc ‘A’ *	161,000	3,484,040
Iconix Brand Group Inc * †	635,400	5,623,290
J.Crew Group Inc * †	188,100	2,479,158
Jack in the Box Inc *	178,600	4,159,594
Life Time Fitness Inc * †	350,700	4,404,792
LKQ Corp * †	455,900	6,505,693
Netflix Inc * †	95,800	4,111,736
Penn National Gaming Inc *	272,100	6,571,215
priceline.com Inc * †	78,200	6,160,596
Regal Entertainment Group ‘A’ †	489,000	6,557,490
Tupperware Brands Corp	347,200	5,898,928

		83,891,403

Consumer Staples - 3.2%

Central European Distribution Corp * †	307,900	3,313,004
Flowers Foods Inc †	194,600	4,569,208
The Hain Celestial Group Inc * †	355,600	5,063,744
Whole Foods Market Inc †	263,800	4,431,840

		17,377,796

Energy - 4.7%

Comstock Resources Inc *	85,200	2,538,960
Concho Resources Inc * †	252,700	6,466,593
Denbury Resources Inc *	285,400	4,241,044
Dril-Quip Inc * †	165,500	5,080,850
Mariner Energy Inc * †	475,600	3,685,900
Penn Virginia Corp	297,400	3,265,452

		25,278,799

Financials - 7.5%

Brookline Bancorp Inc	634,100	6,023,950
Digital Realty Trust Inc REIT †	194,900	6,466,782
First Commonwealth Financial Corp	464,500	4,120,115
First Mercury Financial Corp *	462,200	6,674,168
Investment Technology Group Inc *	221,000	5,639,920
Lazard Ltd ‘A’ (Bermuda)	111,500	3,278,100
Platinum Underwriters Holdings Ltd (Bermuda)	208,400	5,910,224
Signature Bank * †	100,900	2,848,407

		40,961,666

Health Care - 23.8%

Alexion Pharmaceuticals Inc * †	202,900	7,641,214
Allos Therapeutics Inc *	695,900	4,300,662
AMERIGROUP Corp *	229,500	6,320,430
Auxilium Pharmaceuticals Inc * †	170,045	4,713,647
Community Health Systems Inc * †	324,200	4,973,228
Cubist Pharmaceuticals Inc * †	301,400	4,930,904
Gentiva Health Services Inc *	171,900	2,612,880
Hologic Inc * †	202,100	2,645,489
ICON PLC ADR * (Ireland)	342,800	5,536,220
Illumina Inc * †	167,000	6,219,080
Immucor Inc *	220,600	5,548,090
Insulet Corp * †	319,000	1,307,900
Inverness Medical Innovations Inc * †	222,400	5,922,512
Masimo Corp * †	184,800	5,355,504
Medicis Pharmaceutical Corp ‘A’ †	376,600	4,658,542
Mylan Inc * †	522,400	7,005,384
Myriad Genetics Inc * †	148,000	6,729,560
NuVasive Inc * †	165,500	5,193,390
Optimer Pharmaceuticals Inc * †	612,000	8,072,280
OSI Pharmaceuticals Inc * †	142,700	5,459,702
Owens & Minor Inc	101,900	3,375,947
PAREXEL International Corp *	564,500	5,492,585
Seattle Genetics Inc * †	375,900	3,706,374
Thoratec Corp * †	240,613	6,181,348
United Therapeutics Corp * †	79,600	5,260,764

		129,163,636

Industrials - 11.8%

Actuant Corp ‘A’ †	348,900	3,604,137
Aecom Technology Corp *	235,600	6,144,448
AirTran Holdings Inc * †	1,129,300	5,138,315
BE Aerospace Inc *	342,500	2,969,475
CLARCOR Inc †	189,600	4,776,024
Esterline Technologies Corp *	170,300	3,438,357
FTI Consulting Inc * †	134,800	6,669,904
IHS Inc ‘A’ *	133,700	5,505,766
Orbital Sciences Corp *	256,900	3,054,541
RBC Bearings Inc * †	227,300	3,473,144
SunPower Corp ‘A’ * †	48,300	1,148,574
The Geo Group Inc * †	424,800	5,628,600
URS Corp * †	153,500	6,202,935
Waste Connections Inc *	256,600	6,594,620

		64,348,840

Information Technology - 26.4%

ANSYS Inc * †	193,700	4,861,870
Atheros Communications Inc * †	391,400	5,737,924
Cavium Networks Inc * †	172,100	1,986,034
Concur Technologies Inc * †	201,200	3,861,028
F5 Networks Inc *	182,900	3,831,755
GSI Commerce Inc * †	608,300	7,968,730
Informatica Corp *	400,200	5,306,652
ManTech International Corp ‘A’ *	117,500	4,923,250
Marvell Technology Group Ltd * (Bermuda)	756,200	6,926,792
Mellanox Technologies Ltd * (Israel)	697,300	5,808,509
Monolithic Power Systems Inc * †	366,513	5,680,952
Netlogic Microsystems Inc * †	134,712	3,701,886
NeuStar Inc ‘A’ * †	210,800	3,530,900
NICE Systems Ltd ADR * (Israel)	268,900	6,684,854
Omniture Inc * †	234,400	3,091,736
ON Semiconductor Corp * †	1,126,400	4,392,960
Pegasystems Inc	314,000	5,830,980
Polycom Inc * †	229,000	3,524,310
SkillSoft PLC ADR * (Ireland)	871,700	5,831,673
Solera Holdings Inc *	292,500	7,248,150
Starent Networks Corp * †	244,100	3,859,221
Synaptics Inc * †	189,750	5,077,710
Taleo Corp ‘A’ * †	539,527	6,377,209
TeleTech Holdings Inc * †	538,300	5,862,087
TIBCO Software Inc *	801,800	4,706,566
VeriFone Holdings Inc * †	489,400	3,327,920
Vignette Corp *	296,525	1,980,787
VistaPrint Ltd * † (Bermuda)	251,000	6,899,990
Wright Express Corp * †	244,200	4,449,324

		143,271,759

Materials - 1.3%

Silgan Holdings Inc	136,000	7,145,440

Telecommunication Services - 1.9%

SBA Communications Corp ‘A’ * †	296,600	6,910,780
Syniverse Holdings Inc *	218,000	3,435,680

		10,346,460

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Utilities - 1.5%

ITC Holdings Corp	180,800	$7,886,496

Total Common Stocks (Cost $667,470,796)		529,672,295

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.3%

Repurchase Agreement - 5.3%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $28,934,080; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $29,515,235)	$28,934,000	28,934,000

Total Short-Term Investment (Cost $28,934,000)		28,934,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.9% (Cost $696,404,796)		558,606,295

	Shares
SECURITIES LENDING COLLATERAL - 29.1%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	163,072,803	157,821,858
The Mellon GSL Reinvestment Trust II 0.000% + ¤	4,029,447	40,295

Total Securities Lending Collateral (Cost $167,102,250)		157,862,153

TOTAL INVESTMENTS - 132.0% (Cost $863,507,046)		716,468,448

OTHER ASSETS & LIABILITIES, NET - (32.0%)		(173,676,937)

NET ASSETS - 100.0%		$542,791,511

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $157,862,153 or 29.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $40,295 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.2%

Belgium - 0.0%

Fortis Bank AS Exp. 12/31/49 * +	1,200,600	$21

Sweden - 0.1%

Nordea Bank AB Exp. 04/03/09 *	13,824,800	1,581,054

United Kingdom - 0.1%

HSBC Holdings PLC Exp. 04/03/09 *	1,377,792	2,787,451

Total Rights (Cost $4,290,187)		4,368,526

COMMON STOCKS - 97.8%

Australia - 4.5%

Australia & New Zealand Banking Group Ltd +	2,139,500	23,379,036
BHP Billiton Ltd +	592,200	13,088,365
Lend Lease Corp Ltd +	1,428,900	6,489,255
Macquarie Airports Ltd +	8,539,842	10,780,770
Macquarie Group Ltd +	661,797	12,461,723
Macquarie Infrastructure Group † +	5,629,650	5,767,426
National Australia Bank Ltd +	1,144,121	15,971,216

		87,937,791

Austria - 0.3%

voestalpine AG +	469,800	6,140,711

Belgium - 0.9%

Delhaize Group +	273,657	17,758,733

Canada - 3.4%

BCE Inc	322,200	6,419,467
Bombardier Inc ‘B’	2,616,500	6,101,293
Canadian Imperial Bank of Commerce	320,067	11,647,108
Fairfax Financial Holdings Ltd	30,300	7,834,549
ING Canada Inc	213,200	6,087,563
Magna International Inc ‘A’	184,400	4,905,438
National Bank of Canada	227,700	7,270,941
Petro-Canada	580,100	15,583,746

		65,850,105

Finland - 1.7%

Nokia OYJ +	2,514,800	29,411,714
Stora Enso OYJ ‘R’ * † +	832,100	2,947,488

		32,359,202

France - 10.1%

Arkema SA +	248,600	3,924,085
BNP Paribas +	539,500	22,257,954
Credit Agricole SA +	1,364,573	15,056,177
France Telecom SA +	988,000	22,523,641
GDF Suez +	139,700	4,790,965
Lagardere SCA +	446,800	12,537,798
Renault SA +	615,100	12,647,783
Sanofi-Aventis SA +	613,500	34,430,408
Societe Generale +	380,361	14,878,564
Total SA +	885,300	43,777,664
Vallourec SA +	107,700	9,985,042

		196,810,081

Germany - 11.4%

Allianz SE +	342,200	28,792,495
BASF SE +	784,800	23,905,004
Bayer AG +	504,700	24,514,746
Daimler AG +	257,600	6,602,593
Deutsche Bank AG † +	602,600	24,631,816
Deutsche Lufthansa AG +	1,246,100	13,565,975
Deutsche Telekom AG † +	1,458,700	18,106,127
E.ON AG +	1,043,700	29,139,957
Muenchener Rueckversicherungs AG +	232,500	28,372,347
RWE AG +	202,590	14,268,114
Suedzucker AG † +	464,000	8,938,525

		220,837,699

Hong Kong - 0.3%

New World Development Ltd +	5,268,000	5,258,671

Italy - 3.8%

Banco Popolare SCARL +	557,500	2,558,574
ENI SPA +	1,473,200	28,524,517
Fondiaria-Sai SPA +	90,423	1,056,871
Intesa Sanpaolo SPA +	5,211,400	14,333,891
Telecom Italia SPA +	12,024,100	15,299,515
Telecom Italia SPA RNC +	6,521,700	6,509,248
UniCredit SPA +	2,817,900	4,637,895

		72,920,511

Japan - 22.5%

Aeon Co Ltd +	1,569,600	10,375,078
Astellas Pharma Inc +	288,400	8,924,863
Canon Inc +	603,100	17,581,466
Daiichi Sankyo Co Ltd +	239,000	4,018,314
DIC Corp +	2,730,000	4,010,086
East Japan Railway Co +	192,700	10,046,265
Fujitsu Ltd +	4,473,000	16,783,751
Hitachi High-Technologies Corp +	340,200	4,824,419
Hitachi Ltd +	3,193,000	8,736,043
Honda Motor Co Ltd +	951,400	22,648,810
Isuzu Motors Ltd +	5,823,000	7,151,969
JFE Holdings Inc † +	796,900	17,590,148
KDDI Corp +	2,022	9,521,882
Kirin Holdings Co Ltd +	553,000	5,907,741
Kyushu Electric Power Co Inc +	509,200	11,432,761
Mitsubishi Chemical Holdings Corp +	3,570,000	12,320,631
Mitsubishi Corp +	1,344,300	17,821,021
Mitsubishi Electric Corp +	1,263,000	5,739,792
Mitsubishi UFJ Financial Group Inc +	3,242,500	15,974,904
Mitsui & Co Ltd +	1,342,000	13,671,345
Mizuho Financial Group Inc † +	2,634,000	5,143,575
Namco Bandai Holdings Inc +	1,141,700	11,460,932
Nippon Express Co Ltd +	3,267,000	10,295,704
Nippon Mining Holdings Inc +	2,079,500	8,335,217
Nippon Telegraph & Telephone Corp +	565,900	21,597,408
Nissan Motor Co Ltd +	5,213,200	18,842,215
NTT DoCoMo Inc +	5,119	6,974,307
ORIX Corp +	7,760	255,393
Sharp Corp † +	2,243,000	17,948,964
Sony Corp † +	780,900	16,152,511
Sumitomo Mitsui Financial Group Inc † +	602,400	21,211,336
Takeda Pharmaceutical Co Ltd +	81,800	2,838,015
The Furukawa Electric Co Ltd +	1,559,000	4,466,266
The Tokyo Electric Power Co Inc +	881,300	22,026,884
Toshiba Corp † +	5,035,000	13,116,628
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Tosoh Corp +	2,677,000	$5,103,351
Toyota Motor Corp +	788,700	25,052,159

		435,902,154

Luxembourg - 0.9%

ArcelorMittal +	849,900	17,341,106

Netherlands - 3.1%

European Aeronautic
Defence & Space Co NV +	788,310	9,160,062
ING Groep NV CVA +	1,939,900	10,629,561
Koninklijke Ahold NV +	2,194,320	24,033,835
Koninklijke Philips Electronics NV +	1,064,870	15,762,404

		59,585,862

New Zealand - 0.4%

Telecom Corp of New Zealand Ltd +	5,920,279	7,875,309

Norway - 1.3%

StatoilHydro ASA +	1,470,450	25,733,908

Singapore - 0.2%

Neptune Orient Lines Ltd +	4,256,000	3,308,070

Spain - 2.7%

Banco Santander SA +	2,237,125	15,424,535
Repsol YPF SA +	198,700	3,428,572
Telefonica SA +	1,685,500	33,611,173

		52,464,280

Sweden - 2.7%

Nordea Bank AB † +	1,256,800	6,253,521
Svenska Cellulosa AB ‘B’ † +	1,869,700	14,190,438
Telefonaktiebolaget LM Ericsson ‘B’ +	2,837,000	22,937,682
Volvo AB ‘B’ † +	1,715,800	9,104,500

		52,486,141

Switzerland - 6.3%

Credit Suisse Group AG +	851,300	25,920,360
Nestle SA +	869,922	29,389,762
Novartis AG +	959,030	36,283,524
Roche Holding AG +	130,400	17,897,420
UBS AG (XVTX) * +	1,293,714	12,128,886

		121,619,952

United Kingdom - 21.3%

Amlin PLC +	923,600	4,552,084
Associated British Foods PLC +	1,546,200	14,192,429
AstraZeneca PLC +	588,500	20,841,646
Aviva PLC +	2,465,247	7,644,709
Barclays PLC +	8,360,700	17,750,741
BP PLC +	6,766,700	45,373,136
British American Tobacco PLC +	822,200	18,993,458
Centrica PLC +	5,346,300	17,452,012
Drax Group PLC +	625,000	4,629,665
GlaxoSmithKline PLC +	2,477,500	38,586,167
HSBC Holdings PLC (LI) +	3,306,700	18,410,226
J. Sainsbury PLC +	2,284,600	10,240,156
Lloyds Banking Group PLC +	9,192,464	9,306,872
Next PLC +	595,600	11,302,249
Pearson PLC +	1,206,500	12,132,891
Premier Farnell PLC +	2,381,100	4,052,503
Prudential PLC +	1,423,400	6,900,492
Royal Dutch Shell PLC ‘A’ (XAMS) +	2,703,793	60,319,238
RSA Insurance Group PLC +	5,672,729	10,578,314
Tesco PLC +	2,160,100	10,320,387
Thomas Cook Group PLC +	1,997,300	6,877,813
TUI Travel PLC +	2,290,000	7,514,749
Unilever PLC +	629,000	11,894,182
Vodafone Group PLC +	24,442,825	42,614,813

		412,480,932

Total Common Stocks (Cost $3,285,386,373)		1,894,671,218

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $29,377,082; collateralized by Federal Home Loan Bank: 4.500% due 04/06/09 and market value $29,966,544)	$29,377,000	29,377,000

Total Short-Term Investment (Cost $29,377,000)		29,377,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.5% (Cost $3,319,053,560)		1,928,416,744

	Shares
SECURITIES LENDING COLLATERAL - 7.4%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	147,888,096	143,126,099
The Mellon GSL Reinvestment Trust II 0.000% + ¤	2,152,157	21,522

Total Securities Lending Collateral (Cost $150,040,253)		143,147,621

TOTAL INVESTMENTS - 106.9% (Cost $3,469,093,813)		2,071,564,365

OTHER ASSETS & LIABILITIES, NET - (6.9%)		(133,077,685)

NET ASSETS - 100.0%		$1,938,486,680

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Notes to Schedule of Investments
(a) As of March 31, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.0%
Energy	11.9%
Consumer Discretionary	10.0%
Telecommunication Services	9.9%
Health Care	9.7%
Short-Term Investment & Securities Lending Collateral	8.9%
Consumer Staples	8.4%
Industrials	7.5%
Materials	6.2%
Information Technology	6.1%
Utilities	5.3%

106.9%
Other Assets & Liabilities, Net	(6.9%)

100.0%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $1,971,968,755 or 101.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d) Securities with a total aggregate market value of $21,522 or less than 0.1% of the net assets were in default as of March 31, 2009.
(e)  Forward foreign currency contracts outstanding as of March 31, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CAD	76,766,000	06/09	($675,726)
Buy	EUR	9,874,000	06/09	(12,621)
Sell	EUR	9,874,000	06/09	(519,884)
Sell	GBP	7,369,000	06/09	268,591
Sell	SEK	203,138,000	06/09	(1,956,601)

				($2,896,241)

(f) The amount of $2,032,162 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (06/09)	469	EUR 9,117,360	$331,755

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 7.0%

Advance Auto Parts Inc	19,801	$813,425
Amazon.com Inc *	14,800	1,086,912
CarMax Inc *	20,300	252,532
Carnival Corp (Panama)	74,770	1,615,032
Comcast Corp ‘A’	485,128	6,617,146
D.R. Horton Inc	68,500	664,450
Federal Mogul Corp *	3,414	22,806
H&R Block Inc	180,328	3,280,166
International Game Technology	197,042	1,816,727
Johnson Controls Inc	236,464	2,837,568
KB Home	87,280	1,150,350
Kohl’s Corp *	35,400	1,498,128
MGM MIRAGE *	94,717	220,691
Nike Inc ‘B’	25,764	1,208,074
Polo Ralph Lauren Corp	3,800	160,550
Royal Caribbean Cruises Ltd (Liberia)	18,970	151,950
Staples Inc	317,318	5,746,629
The DIRECTV Group Inc *	182,670	4,163,049
The Walt Disney Co	254,612	4,623,754
Ticketmaster Entertainment Inc *	5,328	19,660
Time Warner Cable Inc	68,101	1,688,907
Time Warner Inc	290,348	5,603,723
VF Corp	21,326	1,217,928

		46,460,157

Consumer Staples - 13.8%

Altria Group Inc	335,598	5,376,280
Archer-Daniels-Midland Co	145,054	4,029,600
Brown-Forman Corp ‘B’	34,612	1,343,984
Bunge Ltd (Bermuda)	41,813	2,368,706
Costco Wholesale Corp	117,498	5,442,507
CVS Caremark Corp	263,940	7,255,710
General Mills Inc	63,055	3,145,183
Kraft Foods Inc ‘A’	46,862	1,044,554
PepsiCo Inc	76,740	3,950,575
Phillip Morris International Inc	265,656	9,452,041
Safeway Inc	236,395	4,772,815
SYSCO Corp	459,806	10,483,577
The Coca-Cola Co	144,569	6,353,808
The Procter & Gamble Co	242,563	11,422,292
Tyson Foods Inc ‘A’	336,495	3,159,688
Wal-Mart Stores Inc	219,470	11,434,387

		91,035,707

Energy - 13.2%

Anadarko Petroleum Corp	20,600	801,134
Apache Corp	60,504	3,877,701
Chesapeake Energy Corp	38,400	655,104
Chevron Corp	249,409	16,770,261
ConocoPhillips	70,800	2,772,528
Devon Energy Corp	31,471	1,406,439
EOG Resources Inc	79,602	4,359,006
Exxon Mobil Corp	544,313	37,067,716
Halliburton Co	214,187	3,313,473
Hess Corp	22,500	1,219,500
Occidental Petroleum Corp	164,166	9,135,838
Schlumberger Ltd (Netherlands)	117,330	4,765,945
Smith International Inc	10,400	223,392
Transocean Ltd * (Switzerland)	6,200	364,808
Weatherford International Ltd * (Switzerland)	47,500	525,825

		87,258,670

Financials - 9.7%

ACE Ltd (Switzerland)	55,800	2,254,320
Aflac Inc	149,552	2,895,327
American Express Co	77,052	1,050,219
Ameriprise Financial Inc	10,891	223,157
Arch Capital Group Ltd * (Bermuda)	3,000	161,580
AXIS Capital Holdings Ltd (Bermuda)	13,900	313,306
Bank of America Corp	611,478	4,170,280
BB&T Corp	23,000	389,160
BlackRock Inc	5,550	721,722
BOK Financial Corp	5,490	189,679
Capital One Financial Corp	37,257	456,026
Citigroup Inc	76,906	194,572
CME Group Inc	3,121	768,983
Comerica Inc	7,437	136,171
JPMorgan Chase & Co	72,689	1,932,074
KeyCorp	77,000	605,990
MetLife Inc	51,089	1,163,297
Morgan Stanley	104,213	2,372,930
Northern Trust Corp	60,469	3,617,256
Prudential Financial Inc	40,460	769,549
Public Storage REIT	136	7,514
Rayonier Inc REIT	63,169	1,908,967
RenaissanceRe Holdings Ltd (Bermuda)	64,741	3,200,795
State Street Corp	103,508	3,185,977
TD Ameritrade Holding Corp *	102,319	1,413,025
TFS Financial Corp	84,875	1,029,534
The Bank of New York Mellon Corp	256,398	7,243,244
The Charles Schwab Corp	346,968	5,378,004
The Chubb Corp	34,641	1,466,007
The Goldman Sachs Group Inc	52,821	5,600,082
The PNC Financial Services Group Inc	20,200	591,658
The Travelers Cos Inc	28,100	1,141,984
U.S. Bancorp	138,492	2,023,368
Wells Fargo & Co	402,905	5,737,367

		64,313,124

Health Care - 15.5%

Abbott Laboratories	149,903	7,150,373
Aetna Inc	126,945	3,088,572
Alexion Pharmaceuticals Inc *	5,300	199,598
AmerisourceBergen Corp	181,369	5,923,512
Amgen Inc *	67,378	3,336,558
Becton Dickinson & Co	22,258	1,496,628
Boston Scientific Corp *	23,800	189,210
Bristol-Myers Squibb Co	66,567	1,459,149
C.R. Bard Inc	4,400	350,768
Cardinal Health Inc	201,867	6,354,774
Celgene Corp *	49,853	2,213,473
Covidien Ltd (Bermuda)	41,800	1,389,432
Genentech Inc *	45,241	4,297,895
Gilead Sciences Inc *	214,981	9,957,920
Health Management Associates Inc ‘A’ *	102,936	265,575
Johnson & Johnson	53,687	2,823,935
McKesson Corp	151,933	5,323,732
Medco Health Solutions Inc *	97,338	4,023,953
Medtronic Inc	42,395	1,249,381
Merck & Co Inc	384,871	10,295,300
Pfizer Inc	712,646	9,706,239
Schering-Plough Corp	403,917	9,512,245
Stryker Corp	97,809	3,329,418
Tenet Healthcare Corp *	30,618	35,517
UnitedHealth Group Inc	21,700	454,181
WellPoint Inc *	48,429	1,838,849
Wyeth	113,244	4,874,022
Zimmer Holdings Inc *	40,950	1,494,675

		102,634,884

Industrials - 8.8%

AGCO Corp *	161,875	3,172,750
C.H. Robinson Worldwide Inc	68,386	3,119,085
Caterpillar Inc	75,200	2,102,592
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
CSX Corp	80,170	$2,072,394
Deere & Co	54,600	1,794,702
Emerson Electric Co	29,840	852,827
Fluor Corp	118,646	4,099,220
General Dynamics Corp	120,788	5,023,573
General Electric Co	356,108	3,600,252
Harsco Corp	55,394	1,228,085
Honeywell International Inc	25,940	722,688
Jacobs Engineering Group Inc *	58,176	2,249,084
KBR Inc	127,070	1,754,837
Lockheed Martin Corp	80,425	5,551,738
Norfolk Southern Corp	221,750	7,484,062
Northrop Grumman Corp	16,706	729,050
PACCAR Inc	65,019	1,674,889
Rockwell Automation Inc	24,500	535,080
Southwest Airlines Co	393,327	2,489,760
The Boeing Co	33,164	1,179,975
The Timken Co	42,215	589,321
Tyco International Ltd (Switzerland)	66,384	1,298,471
United Technologies Corp	120,032	5,158,975

		58,483,410

Information Technology - 20.6%

Accenture Ltd ‘A’ (Bermuda)	149,321	4,104,834
Adobe Systems Inc *	17,200	367,908
Apple Inc *	42,063	4,421,663
Atmel Corp *	46,771	169,779
Broadcom Corp ‘A’ *	61,300	1,224,774
Cisco Systems Inc *	723,202	12,128,097
Corning Inc	782,807	10,387,849
Dell Inc *	413,160	3,916,757
eBay Inc *	302,995	3,805,617
Electronic Arts Inc *	77,515	1,409,998
Google Inc ‘A’ *	17,703	6,161,706
Hewlett-Packard Co	669,082	21,450,769
Intel Corp	550,720	8,288,336
International Business Machines Corp	50,332	4,876,667
Juniper Networks Inc *	136,300	2,052,678
KLA-Tencor Corp	50,632	1,012,640
Lam Research Corp *	48,890	1,113,225
LSI Corp *	163,800	497,952
Marvell Technology Group Ltd * (Bermuda)	132,072	1,209,780
MasterCard Inc ‘A’	5,417	907,239
Microsoft Corp	1,253,750	23,031,387
National Semiconductor Corp	16,990	174,487
NetApp Inc *	81,833	1,214,402
Novellus Systems Inc *	22,100	367,523
Oracle Corp *	108,260	1,956,258
Paychex Inc	21,890	561,916
QUALCOMM Inc	134,598	5,237,208
SanDisk Corp *	48,200	609,730
Texas Instruments Inc	312,303	5,156,123
The Western Union Co	152,366	1,915,241
Visa Inc ‘A’	74,609	4,148,260
Western Digital Corp *	19,900	384,866
Xilinx Inc	71,335	1,366,779
Yahoo! Inc *	59,664	764,296

		136,396,744

Materials - 2.7%

Ashland Inc	287,312	2,967,933
E.I. du Pont de Nemours & Co	101,046	2,256,357
Freeport-McMoRan Copper & Gold Inc	49,236	1,876,384
Monsanto Co	13,002	1,080,466
Newmont Mining Corp	31,377	1,404,435
Praxair Inc	87,492	5,887,337
Rohm & Haas Co	1,837	144,829
The Mosaic Co	46,268	1,942,331

		17,560,072

Telecommunication Services - 3.3%

AT&T Inc	454,885	11,463,102
Sprint Nextel Corp *	584,265	2,085,826
Telephone & Data Systems Inc	45,775	1,213,495
Verizon Communications Inc	234,586	7,084,497

		21,846,920

Utilities - 3.4%

American Electric Power Co Inc	61,065	1,542,502
Calpine Corp *	202,430	1,378,548
Consolidated Edison Inc	20,500	812,005
Edison International	37,525	1,081,095
Energen Corp	837	24,382
Exelon Corp	102,351	4,645,712
FirstEnergy Corp	19,588	756,097
FPL Group Inc	16,557	839,937
NRG Energy Inc *	15,610	274,736
NV Energy Inc	131,314	1,233,038
PG&E Corp	32,400	1,238,328
PPL Corp	140,345	4,029,305
Public Service Enterprise Group Inc	50,600	1,491,182
Sempra Energy	56,309	2,603,728
The AES Corp *	62,805	364,897

		22,315,492

Total Common Stocks (Cost $777,897,340)		648,305,180

EXCHANGE-TRADED FUND - 0.1%

iShares Dow Jones U.S. Real Estate Index Fund	33,100	842,726

Total Exchange-Traded Fund (Cost $978,064)		842,726

	Principal
	Amount
U.S. TREASURY OBLIGATION - 0.2%

U.S. Treasury Notes - 0.2%

4.875% due 06/30/09	$1,330,000	1,345,637

Total U.S. Treasury Obligation (Cost $1,338,349)		1,345,637

SHORT-TERM INVESTMENTS - 1.7%

U.S. Treasury Bills - 0.4%

0.320% due 10/22/09 ‡	300,000	299,456
0.430% due 10/22/09 ‡	500,000	498,782
0.670% due 10/22/09 ‡	2,000,000	1,992,407

		2,790,645

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 1.3%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $8,290,023; collateralized by Federal Home Loan Bank: 4.500% due 04/06/09 and market value $8,460,360)	$8,290,000	$8,290,000

Total Short-Term Investments (Cost $11,080,645)		11,080,645

TOTAL INVESTMENTS - 100.0% (Cost $791,294,398)		661,574,188

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(113,062)

NET ASSETS - 100.0%		$661,461,126

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with an aggregate market value of $2,790,645 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

S&P E-Mini (06/09)	427	$16,145,620	$822,186

(c)  Due to market conditions which caused increased costs of executing short sales, borrowing securities and financing short positions for this portfolio, the managers did not engage in short selling of securities or maintaining long positions in excess of 100% of the portfolio’s net assets during the reporting period. This approach has since changed and effective May 1, 2009, the managers have resumed short selling securities and maintaining long positions in excess of 100% of the portfolio’s net assets.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Mapfre SA Exp. 04/01/09 *	1,392,490	$18,501

Total Rights (Cost $0)		18,501

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Biotest AG +	36,967	1,340,582
Fresenius SE +	45,042	2,053,925

		3,394,507

Total Preferred Stocks (Cost $5,078,162)		3,394,507

COMMON STOCKS - 96.5%

Australia - 1.6%

Ansell Ltd +	9,174	54,599
Australian Worldwide Exploration Ltd +	235,436	399,780
AWB Ltd +	1,383,872	1,185,239
Caltex Australia Ltd +	231,400	1,437,678
Energy Resources of Australia Ltd +	162,141	2,410,666
Felix Resources Ltd +	176,498	1,081,096
Goodman Fielder Ltd +	9,479	6,869
Iluka Resources Ltd * +	560,465	1,571,033
Sigma Pharmaceuticals Ltd +	459,290	339,255

		8,486,215

Austria - 1.8%

Andritz AG +	131,684	4,044,449
bwin Interactive Entertainment AG * +	143,597	3,988,831
Oesterreichische Post AG +	51,915	1,542,882

		9,576,162

Belgium - 2.5%

Bekaert SA +	36,900	2,492,094
D’ieteren SA +	337	48,129
EVS Broadcast Equipment SA +	41,098	1,347,394
Mobistar SA +	41,700	2,633,034
Nyrstar NV +	354,711	1,392,958
Telenet Group Holding NV * +	137,001	2,317,275
Tessenderlo Chemie NV +	36,818	1,120,391
Umicore +	81,600	1,508,002

		12,859,277

Bermuda - 1.3%

Cheung Kong Infrastructure Holdings Ltd +	586,000	2,344,415
Hiscox Ltd +	579,000	2,561,842
Noble Group Ltd +	2,425,000	1,898,166

		6,804,423

Canada - 7.5%

Alimentation Couche Tard Inc ‘B’	315,500	3,308,146
Atco Ltd ‘I’	89,400	2,552,665
Biovail Corp	224,200	2,437,962
CML Healthcare Income Fund	134,300	1,401,799
Daylight Resources Trust	341,000	1,841,854
Empire Co Ltd ‘A’	95,400	4,010,311
Enerflex Systems Income Fund	213,700	1,571,224
First Quantum Minerals Ltd	56,900	1,602,118
Gammon Gold Inc *	362,600	2,381,288
Groupe Aeroplan Inc	211,300	1,313,921
Home Capital Group Inc	147,800	2,929,507
ING Canada Inc	53,300	1,521,891
Keyera Facilities Income Fund	168,700	2,077,975
Laurentian Bank of Canada	102,700	2,166,735
Maple Leaf Foods Inc	114,600	739,883
Methanex Corp	139,200	1,087,500
RONA Inc *	158,700	1,494,106
Russel Metals Inc	134,700	1,098,284
Superior Plus Corp	223,000	1,630,758
WestJet Airlines Ltd *	228,300	2,133,069

		39,300,996

Cayman - 0.4%

Hutchison Telecommunications International Ltd +	5,783,000	1,809,030

Denmark - 1.4%

H Lundbeck AS +	222,400	3,794,455
Sydbank AS * +	202,800	2,586,857
TrygVesta AS +	21,250	1,075,251

		7,456,563

France - 6.1%

Altran Technologies SA +	393,051	1,179,771
CNP Assurances +	18,400	1,160,421
Eramet +	7,400	1,633,244
Faiveley SA +	20,680	1,511,399
Havas SA +	1,997,896	5,146,653
ICADE REIT +	22,400	1,585,958
Ingenico SA +	103,500	1,717,387
IPSOS SA +	14,697	324,120
Lagardere SCA +	76,373	2,143,127
Neopost SA +	36,000	2,791,831
PagesJaunes Groupe +	211,600	1,788,770
Saft Groupe SA † +	89,922	2,422,312
SCOR SE +	79,823	1,640,334
Societe BIC SA +	76,500	3,758,905
Zodiac Aerospace SA † +	134,631	3,411,337

		32,215,569

Germany - 5.5%

Bauer AG † +	31,800	932,536
Bilfinger Berger AG +	102,350	3,877,551
Demag Cranes AG +	135,850	2,379,987
Fielmann AG +	10,000	609,166
Fresenius Medical Care AG & Co KGaA +	62,532	2,424,041
Gerresheimer AG +	85,640	1,573,972
Hannover Rueckversicherung AG +	110,464	3,518,608
Lanxess AG +	56,000	947,201
MTU Aero Engines Holding AG +	78,150	1,810,755
Phoenix Solar AG +	97,985	4,400,970
SMA Solar Technology AG * +	53,335	2,340,028
Wacker Chemie AG +	24,100	1,998,984
Wirecard AG +	324,250	2,154,194

		28,967,993

Greece - 0.8%

Public Power Corp SA +	240,390	4,362,594

Hong Kong - 0.3%

Techtronic Industries Co +	3,586,000	1,664,026

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Ireland - 1.5%

DCC PLC +	234,637	$3,548,800
Kerry Group PLC ‘A’ +	178,100	3,610,253
United Drug PLC +	319,700	633,759

		7,792,812

Italy - 3.9%

Ansaldo STS SPA +	283,767	4,505,620
Davide Campari-Milano SPA +	199,000	1,262,856
Landi Renzo SPA +	530,302	1,574,376
Lottomatica SPA +	148,000	2,433,134
Maire Tecnimont SPA +	818,497	1,689,195
Piccolo Credito Valtellinese Scarl +	244,212	1,978,323
Prysmian SPA +	221,200	2,202,635
Recordati SPA +	646,964	3,521,950
Trevi Finanziaria SPA +	189,516	1,257,989

		20,426,078

Japan - 22.9%

Alpen Co Ltd +	85,800	1,438,397
Aoyama Trading Co Ltd +	101,200	1,336,052
Avex Group Holdings Inc +	230,800	2,106,071
Central Glass Co Ltd +	500,000	1,499,389
Chiyoda Co Ltd +	119,900	1,689,018
Circle K Sunkus Co Ltd +	75,000	1,069,195
COMSYS Holdings Corp +	318,000	2,686,975
Cosmo Oil Co Ltd +	235,000	715,384
Cosmos Pharmaceutical Corp +	19,400	230,990
Fuji Oil Co Ltd † +	394,600	4,243,342
Godo Steel Ltd +	270,000	670,284
Goldcrest Co Ltd +	126,190	2,797,260
Gourmet Navigator Inc † +	538	1,088,062
H2O Retailing Corp † +	202,000	1,164,665
Hitachi Software Engineering Co Ltd +	77,700	963,810
Hosiden Corp +	68,300	681,464
Hosokawa Micron Corp +	25,000	75,242
IT Holdings Corp +	100,000	1,164,223
Itochu Techno-Solutions Corp † +	81,500	1,700,852
J-Oil Mills Inc +	916,000	2,444,589
Kandenko Co Ltd +	195,000	1,306,961
Kinden Corp +	495,000	4,047,510
Kyoei Steel Ltd +	8,900	175,317
Kyowa Exeo Corp +	615,000	5,022,538
Lintec Corp +	102,600	1,291,763
Mars Engineering Corp +	87,300	2,503,905
Matsui Securities Co Ltd † +	880,600	5,781,839
Matsumotokiyoshi Holdings Co Ltd +	156,700	2,535,545
Megane TOP Co Ltd +	65,000	664,829
Meitec Corp +	48,500	602,586
Minebea Co Ltd +	423,000	1,558,025
Miraca Holdings Inc +	221,600	4,496,569
Mitsui Engineering & Shipbuilding Co Ltd † +	1,351,000	2,284,004
Namco Bandai Holdings Inc +	283,700	2,847,917
NEC Networks & System Integration Corp +	43,300	371,579
NET One Systems Co Ltd	2,169	2,844,231
Nichirei Corp +	533,000	1,905,868
Nifco Inc +	118,700	1,296,070
Nihon Kohden Corp +	75,300	932,865
Nippon Denko Co Ltd † +	688,000	2,073,254
Nippon Soda Co Ltd +	982,000	2,897,790
Nipro Corp † +	230,000	3,585,686
Nomura Research Institute Ltd +	163,500	2,566,508
Oenon Holdings Inc +	372,000	669,470
Park24 Co Ltd +	402,400	2,733,985
Point Inc +	43,430	1,972,937
Promise Co Ltd † +	136,550	2,162,506
Right On Co Ltd +	64,600	464,148
Rinnai Corp +	32,900	1,153,289
Sanden Corp * +	49,000	79,954
Sanki Engineering Co Ltd † +	221,000	1,206,837
Santen Pharmaceutical Co Ltd +	46,800	1,305,343
Sanyo Special Steel Co Ltd +	267,000	640,263
Sega Sammy Holdings Inc +	332,900	2,952,924
Showa Shell Sekiyu KK +	201,400	1,849,737
Taikisha Ltd +	192,200	2,066,553
TBK Co Ltd +	109,000	122,964
The Fuji Fire & Marine Insurance Co Ltd * +	437,000	335,614
The Nishi-Nippon City Bank Ltd +	1,347,000	2,950,379
The Nisshin Oillio Group Ltd +	769,000	3,344,177
The Okinawa Electric Power Co Inc +	82,800	4,399,975
Tokyo Steel Manufacturing Co Ltd +	289,300	2,915,870
Toyo Engineering Corp +	963,000	2,844,388
Tsubakimoto Chain Co +	447,000	1,005,944

		120,535,680

Netherlands - 2.9%

Fugro NV CVA +	56,308	1,788,223
Grontmij NV CVA +	64,045	1,312,456
Imtech NV +	256,079	3,520,830
Koninklijke DSM NV +	122,100	3,212,782
Nutreco Holding NV +	43,996	1,575,304
Ten Cate NV +	129,354	2,233,080
Wereldhave NV REIT * +	20,200	1,412,403

		15,055,078

Norway - 1.1%

Atea ASA * +	582,800	1,409,610
Tandberg ASA +	135,800	1,996,090
TGS Nopec Geophysical Co ASA * +	313,400	2,436,122

		5,841,822

Singapore - 0.9%

Olam International Ltd +	2,086,000	2,009,416
Singapore Post Ltd +	5,121,000	2,611,701

		4,621,117

South Korea - 3.6%

Chong Kun Dang Pharm Corp +	129,220	1,701,249
Choongwae Pharma Corp +	198,290	2,332,357
CJ Internet Corp +	64,070	758,671
Daishin Securities Co Ltd * +	150,550	1,872,021
Halla Climate Control Corp +	212,470	1,198,505
Hyundai Marine & Fire Insurance Co Ltd * +	168,550	1,544,025
Hyundai Securities Co * +	259,200	2,155,653
LG Dacom Corp +	93,570	1,188,851
LIG Insurance Co Ltd * +	123,730	1,210,640
LS Industrial Systems Co Ltd +	26,800	1,056,184
Nong Shim Co Ltd +	8,900	1,386,813
Samsung Engineering Co Ltd +	38,670	1,641,358
Woongjin Thinkbig Co Ltd +	46,000	609,343

		18,655,670

Spain - 4.9%

Banco de Sabadell SA +	209,900	1,053,493
Banco Espanol de Credito SA † +	210,515	1,683,069
Bankinter SA +	131,400	1,390,285
Construcciones y Auxiliar de Ferrocarriles SA +	12,138	3,908,836
Corp Financiera Alba +	105,800	3,972,438
Indra Sistemas SA +	277,121	5,343,450
Laboratorios Almirall SA +	294,000	2,544,184
Mapfre SA † +	1,392,500	3,049,253
Prosegur Cia de Seguridad SA +	12,100	325,845
Red Electrica Corp SA +	46,437	1,814,065
Tubos Reunidos SA † +	384,885	888,885

		25,973,803

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Sweden - 1.3%

Betsson AB * +	417,999	$4,644,878
JM AB +	298,800	1,665,927
Wihlborgs Fastigheter AB +	46,300	517,863

		6,828,668

Switzerland - 6.1%

Aryzta AG * +	154,325	3,605,426
Baloise Holding AG +	69,200	4,422,742
Banque Cantonale Vaudoise +	10,907	3,616,196
Galenica AG +	16,428	4,741,757
Helvetia Holding AG +	18,993	4,044,582
Kuoni Reisen Holding AG ‘B’ +	8,735	2,115,862
Logitech International SA * +	77,500	801,975
Lonza Group AG +	37,500	3,705,067
Meyer Burger Technology AG * +	12,508	1,279,797
Swiss Prime Site AG * +	17,065	764,445
Syngenta AG +	15,300	3,075,493

		32,173,342

United Kingdom - 18.2%

Admiral Group PLC +	106,600	1,304,093
AMEC PLC +	350,700	2,678,139
Amlin PLC +	1,041,170	5,131,545
ASOS PLC * +	248,200	1,070,583
Autonomy Corp PLC * +	104,200	1,945,364
Balfour Beatty PLC +	795,295	3,729,438
Beazley Group PLC +	1,819,546	2,237,845
Cable & Wireless PLC +	826,000	1,651,830
Close Brothers Group PLC +	277,109	2,132,670
Cobham PLC +	676,200	1,664,237
Dana Petroleum PLC * +	187,352	2,991,246
De La Rue PLC +	166,500	2,318,599
Drax Group PLC +	434,900	3,221,506
eaga PLC +	1,024,802	2,152,158
easyJet PLC * +	351,133	1,404,948
Ferrexpo PLC +	688,255	549,073
Game Group PLC +	904,349	1,952,014
Greggs PLC +	16,900	834,079
Halfords Group PLC +	621,800	2,603,805
Hays PLC +	2,993,695	3,123,835
IG Group Holdings PLC +	483,400	1,213,224
IMI PLC +	699,695	2,720,804
Inmarsat PLC +	294,600	2,063,204
Investec PLC +	363,964	1,523,936
J.D. Wetherspoon PLC +	486,900	2,953,058
Jardine Lloyd Thompson Group PLC +	715,841	4,496,244
Keller Group PLC +	191,111	1,347,014
Micro Focus International PLC +	569,839	2,465,876
Misys PLC +	1,197,148	2,159,524
Next PLC +	178,100	3,379,668
Northern Foods PLC +	1,096,079	800,384
Petrofac Ltd +	392,513	3,017,448
Regus PLC +	3,275,957	3,445,789
Rightmove PLC +	628,500	2,355,983
Senior PLC +	77,160	30,472
Serco Group PLC +	400,300	2,097,520
Spectris PLC +	98,781	569,674
Spirax-Sarco Engineering PLC +	193,902	2,334,248
Spirent Communications PLC +	3,772,229	2,676,223
SSL International PLC +	321,100	2,066,346
Tullett Prebon PLC +	364,000	1,095,403
WH Smith PLC +	784,309	3,992,656
WS Atkins PLC +	284,697	2,017,241

		95,518,946

Total Common Stocks (Cost $681,928,724)		506,925,864

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $21,896,061; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $22,337,204)	$21,896,000	21,896,000

Total Short-Term Investment (Cost $21,896,000)		21,896,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.3% (Cost $708,902,886)		532,234,872

	Shares
SECURITIES LENDING COLLATERAL - 3.8%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	20,535,974	19,874,716
The Mellon GSL Reinvestment Trust II 0.000% + ¤	613,305	6,133

Total Securities Lending Collateral (Cost $21,149,279)		19,880,849

TOTAL INVESTMENTS - 105.1% (Cost $730,052,165)		552,115,721

OTHER ASSETS & LIABILITIES, NET - (5.1%)		(26,546,128)

NET ASSETS - 100.0%		$525,569,593

Notes to Schedule of Investments
(a) As of March 31, 2009, the portfolio was diversified as a percentage of net assets as follows:

Industrials	24.0%
Financials	16.3%
Consumer Discretionary	15.1%
Health Care	9.0%
Short-Term Investment & Securities Lending Collateral	8.0%
Consumer Staples	7.8%
Information Technology	7.5%
Materials	6.6%
Energy	5.0%
Utilities	3.6%
Telecommunication Services	2.2%

105.1%
Other Assets & Liabilities, Net	(5.1%)

100.0%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $488,055,993 or 92.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(d) Securities with a total aggregate market value of $6,133 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.6%

Consumer Discretionary - 10.9%

Abercrombie & Fitch Co ‘A’	1,230	$29,274
Autoliv Inc	2,060	38,254
Cablevision Systems Corp ‘A’	3,890	50,337
Centex Corp	4,520	33,900
Darden Restaurants Inc	760	26,038
Limited Brands Inc	5,720	49,764
Macy’s Inc	4,370	38,893
Pinnacle Entertainment Inc *	3,040	21,402
Starwood Hotels & Resorts Worldwide Inc	3,080	39,116
The Gap Inc	4,560	59,234
The Sherwin-Williams Co	390	20,268
Viacom Inc ‘B’ *	2,930	50,923
Wendy’s/Arby’s Group Inc ‘A’	4,180	21,025

		478,428

Consumer Staples - 8.6%

Campbell Soup Co	1,540	42,135
Constellation Brands Inc ‘A’ *	2,830	33,677
Dean Foods Co *	1,740	31,459
Del Monte Foods Co	5,310	38,710
Lorillard Inc	680	41,983
Molson Coors Brewing Co ‘B’	840	28,795
Safeway Inc	2,990	60,368
The J.M. Smucker Co	1,680	62,614
The Kroger Co	1,760	37,347

		377,088

Energy - 6.6%

CONSOL Energy Inc	1,600	40,384
EOG Resources Inc	390	21,356
Hess Corp	590	31,978
Newfield Exploration Co *	2,410	54,707
Noble Corp (Switzerland)	1,100	26,499
Peabody Energy Corp	2,230	55,839
Plains Exploration & Production Co *	2,150	37,044
Southwestern Energy Co *	780	23,158

		290,965

Financials - 22.6%

Aon Corp	1,520	62,046
Astoria Financial Corp	2,970	27,294
AXIS Capital Holdings Ltd (Bermuda)	2,690	60,633
Boston Properties Inc REIT	1,110	38,883
Capital One Financial Corp	1,500	18,360
City National Corp	920	31,068
CME Group Inc	160	39,422
Cullen/Frost Bankers Inc	810	38,021
HCC Insurance Holdings Inc	2,800	70,532
Invesco Ltd (Bermuda)	3,610	50,035
KeyCorp	4,640	36,517
Mack-Cali Realty Corp REIT	2,530	50,119
NYSE Euronext	1,660	29,714
PHH Corp *	2,340	32,877
Redwood Trust Inc REIT	1,880	28,858
RenaissanceRe Holdings Ltd (Bermuda)	1,010	49,934
Simon Property Group Inc REIT	837	28,994
TD Ameritrade Holding Corp *	3,600	49,716
The Bank of New York Mellon Corp	820	23,165
The Hanover Insurance Group Inc	2,070	59,657
The Travelers Cos Inc	1,750	71,120
W.R. Berkley Corp	3,200	72,160
Zions Bancorp	2,770	27,229

		996,354

Health Care - 6.0%

DaVita Inc *	510	22,415
Hologic Inc *	2,800	36,652
Laboratory Corp of America Holdings *	800	46,792
Mednax Inc *	1,050	30,944
Teleflex Inc	550	21,500
The Cooper Cos Inc	1,490	39,396
Thermo Fisher Scientific Inc *	1,100	39,237
WellPoint Inc *	740	28,098

		265,034

Industrials - 8.3%

Corrections Corp of America *	4,100	52,521
Danaher Corp	740	40,123
Delta Air Lines Inc *	4,720	26,574
Eaton Corp	700	25,802
FedEx Corp	420	18,686
Honeywell International Inc	1,440	40,118
Republic Services Inc	3,390	58,139
SPX Corp	510	23,975
Terex Corp *	1,520	14,060
Union Pacific Corp	860	35,355
W.W. Grainger Inc	410	28,774

		364,127

Information Technology - 11.0%

Agilent Technologies Inc *	2,020	31,047
Amdocs Ltd * (United Kingdom)	2,310	42,781
Anixter International Inc *	940	29,779
Convergys Corp *	3,090	24,967
eBay Inc *	4,420	55,515
Fidelity National Information Services Inc	3,120	56,784
Intersil Corp ‘A’	2,710	31,165
Micron Technology Inc *	8,370	33,982
Polycom Inc *	2,780	42,784
Sun Microsystems Inc *	1,890	13,835
Tech Data Corp *	2,200	47,916
Teradata Corp *	1,830	29,683
Varian Semiconductor Equipment Associates Inc *	1,380	29,891
Xerox Corp	3,310	15,061

		485,190

Materials - 6.5%

Albemarle Corp	2,620	57,037
Ball Corp	770	33,418
FMC Corp	700	30,198
Owens-Illinois Inc *	2,590	37,400
Pactiv Corp *	3,270	47,709
Reliance Steel & Aluminum Co	1,170	30,806
Weyerhaeuser Co	1,760	48,523

		285,091

Utilities - 12.1%

American Electric Power Co Inc	1,710	43,195
CMS Energy Corp	4,930	58,371
Edison International	1,540	44,367
Entergy Corp	800	54,472
EQT Corp	1,590	49,815
Northeast Utilities Inc	2,080	44,907
NRG Energy Inc *	3,010	52,976
PG&E Corp	1,840	70,325
Questar Corp	1,750	51,503
Wisconsin Energy Corp	1,490	61,344

		531,275

Total Common Stocks (Cost $4,338,408)		4,073,552

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 8.7%

Repurchase Agreement - 8.7%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $384,001; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $394,803)	$384,000	$384,000

Total Short-Term Investment (Cost $384,000)		384,000

TOTAL INVESTMENTS - 101.3% (Cost $4,722,408)		4,457,552

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(55,689)

NET ASSETS - 100.0%		$4,401,863

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 8.5%

Abercrombie & Fitch Co ‘A’ †	18,700	$445,060
Amazon.com Inc * †	68,900	5,060,016
Apollo Group Inc ‘A’ * †	22,800	1,785,924
AutoNation Inc *	26,755	371,359
AutoZone Inc * †	7,800	1,268,436
Bed Bath & Beyond Inc * †	56,000	1,386,000
Best Buy Co Inc †	72,648	2,757,718
Big Lots Inc * †	18,400	382,352
Carnival Corp † (Panama)	93,900	2,028,240
CBS Corp ‘B’	146,143	561,189
Centex Corp †	27,600	207,000
Coach Inc *	72,400	1,209,080
Comcast Corp ‘A’	623,177	8,500,134
Comcast Corp Special ‘A’ †	3,255	41,892
D.R. Horton Inc †	59,200	574,240
Darden Restaurants Inc	31,200	1,068,912
Eastman Kodak Co †	63,800	242,440
Expedia Inc *	46,000	417,680
Family Dollar Stores Inc †	30,000	1,001,100
Ford Motor Co * †	500,327	1,315,860
Fortune Brands Inc †	33,900	832,245
GameStop Corp ‘A’ *	35,100	983,502
Gannett Co Inc †	50,700	111,540
General Motors Corp †	123,544	239,675
Genuine Parts Co †	33,475	999,564
H&R Block Inc	70,400	1,280,576
Harley-Davidson Inc †	50,600	677,534
Harman International Industries Inc †	11,500	155,595
Hasbro Inc †	28,825	722,643
International Game Technology †	68,100	627,882
J.C. Penney Co Inc †	47,700	957,339
Johnson Controls Inc †	126,500	1,518,000
KB Home †	16,200	213,516
Kohl’s Corp * †	65,500	2,771,960
Leggett & Platt Inc †	37,600	488,424
Lennar Corp ‘A’ †	30,402	228,319
Limited Brands Inc	64,107	557,731
Lowe’s Cos Inc	315,000	5,748,750
Macy’s Inc	90,376	804,346
Marriott International Inc ‘A’ †	63,500	1,038,860
Mattel Inc	79,650	918,364
McDonald’s Corp	241,100	13,156,827
Meredith Corp †	8,900	148,096
Newell Rubbermaid Inc	55,434	353,669
News Corp ‘A’	492,900	3,262,998
Nike Inc ‘B’	83,900	3,934,071
Nordstrom Inc †	34,240	573,520
Office Depot Inc *	60,600	79,386
Omnicom Group Inc	68,500	1,602,900
O’Reilly Automotive Inc *	30,100	1,053,801
Polo Ralph Lauren Corp †	12,200	515,450
Pulte Homes Inc †	45,900	501,687
RadioShack Corp	29,744	254,906
Scripps Networks Interactive Inc ‘A’	19,800	445,698
Sears Holdings Corp *	12,205	557,891
Snap-on Inc	13,050	327,555
Staples Inc †	152,825	2,767,661
Starbucks Corp *	157,000	1,744,270
Starwood Hotels & Resorts Worldwide Inc †	40,170	510,159
Target Corp †	162,200	5,578,058
The Black & Decker Corp †	13,600	429,216
The DIRECTV Group Inc * †	117,400	2,675,546
The Gap Inc	99,010	1,286,140
The Goodyear Tire & Rubber Co * †	52,800	330,528
The Home Depot Inc †	367,050	8,647,698
The Interpublic Group of Cos Inc *	104,458	430,367
The McGraw-Hill Cos Inc	69,200	1,582,604
The New York Times Co ‘A’ †	26,400	119,328
The Sherwin-Williams Co	21,200	1,101,764
The Stanley Works	14,800	430,976
The TJX Cos Inc †	90,100	2,310,164
The Walt Disney Co †	403,306	7,324,037
The Washington Post Co ‘B’	1,106	394,953
Tiffany & Co †	26,700	575,652
Time Warner Cable Inc	80,396	1,993,816
Time Warner Inc	258,220	4,983,646
VF Corp	19,300	1,102,223
Viacom Inc ‘B’ *	133,443	2,319,239
Whirlpool Corp †	16,005	473,588
Wyndham Worldwide Corp	34,285	143,997
Wynn Resorts Ltd * †	12,600	251,622
Yum! Brands Inc †	100,780	2,769,434

		131,546,138

Consumer Staples - 12.5%

Altria Group Inc	447,352	7,166,579
Archer-Daniels-Midland Co	138,494	3,847,363
Avon Products Inc †	91,500	1,759,545
Brown-Forman Corp ‘B’ †	20,777	806,771
Campbell Soup Co	44,200	1,209,312
Coca-Cola Enterprises Inc	64,700	853,393
Colgate-Palmolive Co	108,700	6,411,126
ConAgra Foods Inc	97,400	1,643,138
Constellation Brands Inc ‘A’ *	43,300	515,270
Costco Wholesale Corp †	93,444	4,328,326
CVS Caremark Corp	315,088	8,661,769
Dean Foods Co * †	33,700	609,296
Dr Pepper Snapple Group Inc *	56,300	952,033
General Mills Inc	72,300	3,606,324
H.J. Heinz Co	67,150	2,219,979
Hormel Foods Corp	15,600	494,676
Kellogg Co	53,800	1,970,694
Kimberly-Clark Corp	89,261	4,115,825
Kraft Foods Inc ‘A’	319,159	7,114,054
Lorillard Inc	37,400	2,309,076
McCormick & Co Inc	25,700	759,949
Molson Coors Brewing Co ‘B’	30,980	1,061,994
PepsiCo Inc	336,980	17,347,730
Phillip Morris International Inc	435,252	15,486,266
Reynolds American Inc	37,700	1,351,168
Safeway Inc	93,600	1,889,784
Sara Lee Corp	151,825	1,226,746
SUPERVALU Inc	46,490	663,877
SYSCO Corp	129,400	2,950,320
The Clorox Co	29,700	1,528,956
The Coca-Cola Co	431,000	18,942,450
The Estee Lauder Cos Inc ‘A’ †	24,700	608,855
The Hershey Co †	37,300	1,296,175
The J.M. Smucker Co	25,400	946,658
The Kroger Co	140,800	2,987,776
The Pepsi Bottling Group Inc	26,700	591,138
The Procter & Gamble Co	636,279	29,962,378
Tyson Foods Inc ‘A’ †	60,700	569,973
Walgreen Co †	212,600	5,519,096
Wal-Mart Stores Inc	484,100	25,221,610
Whole Foods Market Inc †	31,900	535,920

		192,043,368

Energy - 12.6%

Anadarko Petroleum Corp	100,676	3,915,290
Apache Corp	71,844	4,604,482
Baker Hughes Inc †	66,300	1,892,865
BJ Services Co	63,200	628,840
Cabot Oil & Gas Corp †	21,400	504,398
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Cameron International Corp * †	46,800	$1,026,324
Chesapeake Energy Corp †	119,900	2,045,494
Chevron Corp	434,034	29,184,446
ConocoPhillips	322,239	12,618,879
CONSOL Energy Inc	39,400	994,456
Devon Energy Corp	94,992	4,245,192
Diamond Offshore Drilling Inc †	15,500	974,330
El Paso Corp †	150,725	942,031
ENSCO International Inc †	30,800	813,120
EOG Resources Inc	53,500	2,929,660
Exxon Mobil Corp	1,069,878	72,858,692
Halliburton Co	191,100	2,956,317
Hess Corp	60,700	3,289,940
Marathon Oil Corp	151,618	3,986,037
Massey Energy Co †	17,900	181,148
Murphy Oil Corp	40,900	1,831,093
Nabors Industries Ltd * (Bermuda)	60,238	601,778
National Oilwell Varco Inc *	89,528	2,570,349
Noble Energy Inc	37,100	1,998,948
Occidental Petroleum Corp	175,600	9,772,140
Peabody Energy Corp	58,500	1,464,840
Pioneer Natural Resources Co †	26,600	438,102
Range Resources Corp	33,200	1,366,512
Rowan Cos Inc	24,300	290,871
Schlumberger Ltd (Netherlands)	258,900	10,516,518
Smith International Inc	46,400	996,672
Southwestern Energy Co *	73,800	2,191,122
Spectra Energy Corp	135,036	1,909,409
Sunoco Inc	25,114	665,019
Tesoro Corp †	29,600	398,712
The Williams Cos Inc	123,900	1,409,982
Valero Energy Corp	112,400	2,011,960
XTO Energy Inc	123,675	3,786,928

		194,812,896

Financials - 10.5%

Aflac Inc	102,400	1,982,464
American Express Co	249,800	3,404,774
American International Group Inc †	589,742	589,742
Ameriprise Financial Inc	46,640	955,654
Aon Corp	59,725	2,437,974
Apartment Investment & Management Co ‘A’ REIT †	24,281	133,060
Assurant Inc	23,500	511,830
AvalonBay Communities Inc REIT †	17,125	805,891
Bank of America Corp	1,386,140	9,453,475
BB&T Corp †	118,119	1,998,573
Boston Properties Inc REIT	25,800	903,774
Capital One Financial Corp †	85,800	1,050,192
CB Richard Ellis Group Inc ‘A’ * †	38,500	155,155
Cincinnati Financial Corp	32,487	742,978
CIT Group Inc	78,360	223,326
Citigroup Inc	1,190,119	3,011,001
CME Group Inc	14,422	3,553,437
Comerica Inc	34,650	634,442
Discover Financial Services	104,901	661,925
E*TRADE FINANCIAL Corp *	132,800	169,984
Equity Residential REIT	58,200	1,067,970
Federated Investors Inc ‘B’	19,600	436,296
Fifth Third Bancorp †	130,443	380,894
First Horizon National Corp	45,578	489,508
Franklin Resources Inc	32,700	1,761,549
Genworth Financial Inc ‘A’	100,300	190,570
HCP Inc REIT	52,300	933,555
Health Care REIT Inc †	23,000	703,570
Host Hotels & Resorts Inc REIT †	111,700	437,864
Hudson City Bancorp Inc	111,700	1,305,773
Huntington Bancshares Inc †	85,723	142,300
IntercontinentalExchange Inc *	15,900	1,184,073
Invesco Ltd (Bermuda)	84,800	1,175,328
Janus Capital Group Inc	32,700	217,455
JPMorgan Chase & Co	813,650	21,626,817
KeyCorp	106,300	836,581
Kimco Realty Corp REIT †	48,800	371,856
Legg Mason Inc †	29,600	470,640
Leucadia National Corp *	36,400	541,996
Lincoln National Corp	55,182	369,168
Loews Corp	76,100	1,681,810
M&T Bank Corp †	16,600	750,984
Marsh & McLennan Cos Inc	110,200	2,231,550
Marshall & Ilsley Corp	57,798	325,403
MBIA Inc * †	47,400	217,092
MetLife Inc	175,000	3,984,750
Moody’s Corp †	42,400	971,808
Morgan Stanley	233,103	5,307,755
Northern Trust Corp	47,400	2,835,468
NYSE Euronext	57,200	1,023,880
People’s United Financial Inc	74,600	1,340,562
Plum Creek Timber Co Inc REIT †	36,800	1,069,776
Principal Financial Group Inc	55,700	455,626
ProLogis REIT	59,700	388,050
Prudential Financial Inc	89,800	1,707,996
Public Storage REIT	26,900	1,486,225
Regions Financial Corp	149,379	636,355
Simon Property Group Inc REIT †	53,145	1,840,943
SLM Corp *	100,400	496,980
State Street Corp	92,700	2,853,306
SunTrust Banks Inc	76,000	892,240
T. Rowe Price Group Inc	55,600	1,604,616
The Allstate Corp	116,378	2,228,639
The Bank of New York Mellon Corp	246,289	6,957,664
The Charles Schwab Corp	200,500	3,107,750
The Chubb Corp	77,500	3,279,800
The Goldman Sachs Group Inc	99,980	10,599,880
The Hartford Financial Services Group Inc	70,700	554,995
The NASDAQ OMX Group Inc *	29,200	571,736
The PNC Financial Services Group Inc	92,577	2,711,580
The Progressive Corp *	145,200	1,951,488
The Travelers Cos Inc	126,942	5,158,923
Torchmark Corp	19,900	521,977
U.S. Bancorp	378,799	5,534,253
Unum Group	74,305	928,812
Ventas Inc REIT †	31,900	721,259
Vornado Realty Trust REIT	29,890	993,544
Wells Fargo & Co	917,534	13,065,684
XL Capital Ltd ‘A’ (Cayman)	69,100	377,286
Zions Bancorp	24,600	241,818

		161,633,677

Health Care - 14.9%

Abbott Laboratories	334,600	15,960,420
Aetna Inc	100,156	2,436,795
Allergan Inc	66,100	3,156,936
AmerisourceBergen Corp	34,100	1,113,706
Amgen Inc *	225,440	11,163,789
Baxter International Inc	134,500	6,889,090
Becton Dickinson & Co	52,400	3,523,376
Biogen Idec Inc *	63,130	3,309,275
Boston Scientific Corp *	321,589	2,556,633
Bristol-Myers Squibb Co	428,600	9,394,912
C.R. Bard Inc	21,400	1,706,008
Cardinal Health Inc	77,175	2,429,469
Celgene Corp *	98,300	4,364,520
Cephalon Inc * †	14,100	960,210
CIGNA Corp	57,800	1,016,702
Coventry Health Care Inc *	33,800	437,372
Covidien Ltd (Bermuda)	107,895	3,586,430
DaVita Inc *	22,400	984,480
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
DENTSPLY International Inc †	32,900	$883,365
Eli Lilly & Co	218,900	7,313,449
Express Scripts Inc *	53,000	2,447,010
Forest Laboratories Inc *	67,000	1,471,320
Genzyme Corp *	57,700	3,426,803
Gilead Sciences Inc *	198,600	9,199,152
Hospira Inc *	32,360	998,630
Humana Inc *	36,300	946,704
IMS Health Inc	40,490	504,910
Intuitive Surgical Inc * †	8,348	796,065
Johnson & Johnson	598,822	31,498,037
King Pharmaceuticals Inc * †	48,233	341,007
Laboratory Corp of America Holdings * †	23,900	1,397,911
Life Technologies Corp *	38,169	1,239,729
McKesson Corp †	59,339	2,079,239
Medco Health Solutions Inc *	107,970	4,463,480
Medtronic Inc	242,500	7,146,475
Merck & Co Inc	456,300	12,206,025
Millipore Corp * †	12,352	709,128
Mylan Inc * †	65,450	877,684
Patterson Cos Inc *	22,700	428,122
PerkinElmer Inc	26,400	337,128
Pfizer Inc	1,460,397	19,890,607
Quest Diagnostics Inc	34,700	1,647,556
Schering-Plough Corp	352,100	8,291,955
St. Jude Medical Inc *	73,424	2,667,494
Stryker Corp †	52,100	1,773,484
Tenet Healthcare Corp *	102,250	118,610
Thermo Fisher Scientific Inc *	90,100	3,213,867
UnitedHealth Group Inc	261,704	5,477,465
Varian Medical Systems Inc *	27,700	843,188
Waters Corp * †	21,300	787,035
Watson Pharmaceuticals Inc *	21,200	659,532
WellPoint Inc *	109,436	4,155,285
Wyeth	288,300	12,408,432
Zimmer Holdings Inc *	48,430	1,767,695

		229,403,701

Industrials - 9.5%

3M Co	150,200	7,467,944
Avery Dennison Corp †	23,800	531,692
Burlington Northern Santa Fe Corp	60,710	3,651,706
C.H. Robinson Worldwide Inc †	36,500	1,664,765
Caterpillar Inc †	128,700	3,598,452
Cintas Corp	29,200	721,824
Cooper Industries Ltd ‘A’ (Bermuda)	38,300	990,438
CSX Corp	87,500	2,261,875
Cummins Inc	43,600	1,109,620
Danaher Corp †	54,800	2,971,256
Deere & Co †	91,800	3,017,466
Dover Corp	41,700	1,100,046
Eaton Corp †	35,760	1,318,114
Emerson Electric Co	166,000	4,744,280
Equifax Inc	25,100	613,695
Expeditors International of Washington Inc	45,800	1,295,682
Fastenal Co †	27,800	893,909
FedEx Corp	66,888	2,975,847
Flowserve Corp	12,300	690,276
Fluor Corp	38,500	1,330,175
General Dynamics Corp	85,380	3,550,954
General Electric Co	2,286,400	23,115,504
Goodrich Corp	27,600	1,045,764
Honeywell International Inc	158,175	4,406,756
Illinois Tool Works Inc	85,900	2,650,015
Ingersoll-Rand Co Ltd ‘A’ † (Bermuda)	66,773	921,467
Iron Mountain Inc * †	39,800	882,366
ITT Corp	39,100	1,504,177
Jacobs Engineering Group Inc * †	26,300	1,016,758
L-3 Communications Holdings Inc	26,076	1,767,953
Lockheed Martin Corp	71,542	4,938,544
Masco Corp	77,400	540,252
Monster Worldwide Inc * †	28,000	228,200
Norfolk Southern Corp	80,600	2,720,250
Northrop Grumman Corp	72,520	3,164,773
PACCAR Inc †	78,070	2,011,083
Pall Corp	26,666	544,786
Parker-Hannifin Corp	36,062	1,225,387
Pitney Bowes Inc	42,600	994,710
Precision Castparts Corp	30,000	1,797,000
Raytheon Co	88,800	3,457,872
Republic Services Inc	71,700	1,229,655
Robert Half International Inc †	31,000	552,730
Rockwell Automation Inc	32,400	707,616
Rockwell Collins Inc	35,400	1,155,456
RR Donnelley & Sons Co	43,300	317,389
Ryder System Inc †	12,800	362,368
Southwest Airlines Co	157,730	998,431
Stericycle Inc * †	18,400	878,232
Textron Inc	54,000	309,960
The Boeing Co	156,361	5,563,324
The Dun & Bradstreet Corp	12,100	931,700
The Manitowoc Co Inc	28,700	93,849
Union Pacific Corp	109,400	4,497,434
United Parcel Service Inc ‘B’ †	216,500	10,656,130
United Technologies Corp	205,200	8,819,496
W.W. Grainger Inc †	13,900	975,502
Waste Management Inc †	105,460	2,699,776

		146,182,681

Information Technology - 17.5%

Adobe Systems Inc *	114,000	2,438,460
Advanced Micro Devices Inc * †	134,600	410,530
Affiliated Computer Services Inc ‘A’ *	21,300	1,020,057
Agilent Technologies Inc *	76,732	1,179,371
Akamai Technologies Inc *	38,000	737,200
Altera Corp	64,700	1,135,485
Amphenol Corp ‘A’	39,100	1,113,959
Analog Devices Inc	62,400	1,202,448
Apple Inc *	192,800	20,267,136
Applied Materials Inc	288,400	3,100,300
Autodesk Inc *	48,340	812,595
Automatic Data Processing Inc †	108,000	3,797,280
BMC Software Inc *	42,000	1,386,000
Broadcom Corp ‘A’ *	94,664	1,891,387
CA Inc	81,573	1,436,501
Ciena Corp * †	21,471	167,044
Cisco Systems Inc *	1,264,116	21,199,225
Citrix Systems Inc *	39,200	887,488
Cognizant Technology Solutions Corp ‘A’ *	62,700	1,303,533
Computer Sciences Corp *	31,100	1,145,724
Compuware Corp *	51,600	340,044
Convergys Corp *	24,289	196,255
Corning Inc	339,191	4,501,065
Dell Inc * †	374,600	3,551,208
eBay Inc *	234,800	2,949,088
Electronic Arts Inc *	68,500	1,246,015
EMC Corp *	440,550	5,022,270
Fidelity National Information Services Inc	38,300	697,060
Fiserv Inc *	35,250	1,285,215
FLIR Systems Inc * †	30,300	620,544
Google Inc ‘A’ *	51,880	18,057,353
Harris Corp	27,500	795,850
Hewlett-Packard Co	521,373	16,715,218
Intel Corp	1,206,420	18,156,621
International Business Machines Corp	290,481	28,144,704
Intuit Inc *	69,000	1,863,000
Jabil Circuit Inc	47,000	261,320
JDS Uniphase Corp * †	50,586	164,404
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Juniper Networks Inc *	116,000	$1,746,960
KLA-Tencor Corp †	37,200	744,000
Lexmark International Inc ‘A’ *	19,200	323,904
Linear Technology Corp †	47,600	1,093,848
LSI Corp * †	142,200	432,288
MasterCard Inc ‘A’ †	15,549	2,604,147
McAfee Inc * †	33,800	1,132,300
MEMC Electronic Materials Inc *	48,600	801,414
Microchip Technology Inc †	39,600	839,124
Micron Technology Inc * †	167,400	679,644
Microsoft Corp	1,655,372	30,409,184
Molex Inc	27,700	380,598
Motorola Inc	486,902	2,059,595
National Semiconductor Corp †	41,900	430,313
NetApp Inc * †	70,409	1,044,870
Nortel Networks Corp * † (Canada)	2,149	484
Novell Inc *	64,500	274,770
Novellus Systems Inc * †	22,900	380,827
NVIDIA Corp *	119,600	1,179,256
Oracle Corp *	834,536	15,080,066
Paychex Inc	69,000	1,771,230
QLogic Corp * †	30,300	336,936
QUALCOMM Inc	357,400	13,906,434
salesforce.com inc * †	22,400	733,152
SanDisk Corp * †	49,900	631,235
Seagate Technology LLC - Escrow Shares * + ж (Cayman)	47,800	4,780
Sun Microsystems Inc *	166,725	1,220,427
Symantec Corp *	180,335	2,694,205
Tellabs Inc *	91,500	419,070
Teradata Corp *	35,700	579,054
Teradyne Inc *	39,300	172,134
Texas Instruments Inc	281,070	4,640,466
The Western Union Co	156,737	1,970,184
Total System Services Inc	39,400	544,114
Tyco Electronics Ltd (Bermuda)	102,395	1,130,441
VeriSign Inc * †	41,500	783,105
Xerox Corp	187,500	853,125
Xilinx Inc †	59,400	1,138,104
Yahoo! Inc *	298,508	3,823,887

		270,188,632

Materials - 3.2%

Air Products & Chemicals Inc	45,500	2,559,375
AK Steel Holding Corp †	24,100	171,592
Alcoa Inc †	198,472	1,456,784
Allegheny Technologies Inc †	22,202	486,890
Ball Corp	21,700	941,780
Bemis Co Inc	18,500	387,945
CF Industries Holdings Inc	10,300	732,639
E.I. du Pont de Nemours & Co	193,882	4,329,385
Eastman Chemical Co †	16,925	453,590
Ecolab Inc	35,880	1,246,112
Freeport-McMoRan Copper & Gold Inc †	89,923	3,426,966
International Flavors & Fragrances Inc	15,500	472,130
International Paper Co	91,927	647,166
MeadWestvaco Corp	32,927	394,795
Monsanto Co	118,598	9,855,494
Newmont Mining Corp	104,922	4,696,309
Nucor Corp	68,000	2,595,560
Owens-Illinois Inc *	36,200	522,728
Pactiv Corp *	28,100	409,979
PPG Industries Inc	36,000	1,328,400
Praxair Inc	67,700	4,555,533
Rohm & Haas Co	27,698	2,183,710
Sealed Air Corp	31,820	439,116
Sigma-Aldrich Corp †	27,100	1,024,109
The Dow Chemical Co †	198,785	1,675,758
Titanium Metals Corp †	17,800	97,366
United States Steel Corp †	25,760	544,309
Vulcan Materials Co †	23,600	1,045,244
Weyerhaeuser Co	45,400	1,251,678

		49,932,442

Telecommunication Services - 3.9%

American Tower Corp ‘A’ *	84,700	2,577,421
AT&T Inc	1,275,879	32,152,151
CenturyTel Inc †	23,750	667,850
Embarq Corp	32,591	1,233,569
Frontier Communications Corp	72,900	523,422
Qwest Communications International Inc †	319,092	1,091,295
Sprint Nextel Corp *	613,527	2,190,291
Verizon Communications Inc	614,954	18,571,611
Windstream Corp	99,286	800,245

		59,807,855

Utilities - 4.2%

Allegheny Energy Inc	37,300	864,241
Ameren Corp	46,900	1,087,611
American Electric Power Co Inc	88,660	2,239,552
CenterPoint Energy Inc	73,129	762,735
CMS Energy Corp †	50,800	601,472
Consolidated Edison Inc †	58,700	2,325,107
Constellation Energy Group Inc	43,950	908,007
Dominion Resources Inc	124,670	3,863,523
DTE Energy Co	34,400	952,880
Duke Energy Corp	274,672	3,933,303
Dynegy Inc ‘A’ * †	117,200	165,252
Edison International	71,200	2,051,272
Entergy Corp	41,300	2,812,117
EQT Corp	28,800	902,304
Exelon Corp	142,924	6,487,320
FirstEnergy Corp	65,580	2,531,388
FPL Group Inc	87,900	4,459,167
Integrys Energy Group Inc	17,320	451,013
Nicor Inc †	10,700	355,561
NiSource Inc	61,273	600,475
Northeast Utilities Inc	34,600	747,014
Pepco Holdings Inc	44,900	560,352
PG&E Corp †	77,100	2,946,762
Pinnacle West Capital Corp	18,900	501,984
PPL Corp	80,532	2,312,074
Progress Energy Inc	59,800	2,168,348
Public Service Enterprise Group Inc	110,200	3,247,594
Questar Corp	38,000	1,118,340
SCANA Corp	25,500	787,695
Sempra Energy	52,958	2,448,778
TECO Energy Inc †	45,100	502,865
The AES Corp *	146,482	851,060
The Southern Co †	167,800	5,138,036
Wisconsin Energy Corp	25,900	1,066,303
Xcel Energy Inc	93,979	1,750,829

		64,502,334

Total Common Stocks (Cost $2,376,162,160)		1,500,053,724

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $39,591,110; collateralized by Federal Home Loan Bank: 4.500% due 04/06/09 and market value $40,384,800)	$39,591,000	$39,591,000

Total Short-Term Investment (Cost $39,591,000)		39,591,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.9% (Cost $2,415,753,160)		1,539,644,724

	Shares
SECURITIES LENDING COLLATERAL - 6.2%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	99,384,122	96,183,953

The Mellon GSL Reinvestment Trust II 0.000% + ¤	3,027,858	30,279

Total Securities Lending Collateral (Cost $102,411,980)		96,214,232

TOTAL INVESTMENTS - 106.1% (Cost $2,518,165,140)		1,635,858,956

OTHER ASSETS & LIABILITIES, NET - (6.1%)		(94,470,624)

NET ASSETS - 100.0%		$1,541,388,332

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $96,219,012 or 6.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $30,279 or less than 0.1% of the net assets were in default as of March 31, 2009.
(d) Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) The amount of $5,024,250 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

S&P 500 (06/09)	197	$35,872,151	$3,270,991

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp. 08/27/11 * +	209	$—

Financials - 0.0%

United American Indemnity Ltd Exp. 04/06/09 *	11,096	5,200

Total Rights (Cost $0)		5,200

COMMON STOCKS - 98.9%

Consumer Discretionary - 12.0%

1-800-FLOWERS.COM Inc ‘A’ *	13,605	28,162
99 Cents Only Stores * †	24,651	227,775
Aaron Rents Inc †	24,309	648,078
Aeropostale Inc * †	35,435	941,154
AFC Enterprises Inc *	11,550	52,090
AH Belo Corp ‘A’	9,786	9,590
Ambassadors Group Inc	11,262	91,447
American Apparel Inc * †	20,200	58,984
American Axle & Manufacturing Holdings Inc	23,950	31,614
American Greetings Corp ‘A’	24,512	124,031
American Public Education Inc *	5,729	240,962
America’s Car-Mart Inc *	4,600	62,514
Amerigon Inc *	11,790	43,623
Ameristar Casinos Inc †	12,768	160,621
Arbitron Inc	14,283	214,388
ArvinMeritor Inc †	39,526	31,226
Asbury Automotive Group Inc †	17,242	74,313
Audiovox Corp ‘A’ *	8,512	29,196
Bally Technologies Inc *	28,920	532,706
Beazer Homes USA Inc * †	21,059	21,270
bebe Stores Inc †	20,707	138,116
Belo Corp ‘A’	51,430	31,372
Bidz.com Inc *	4,200	16,884
Big 5 Sporting Goods Corp	12,542	73,622
BJ’s Restaurants Inc * †	9,525	132,493
Blockbuster Inc ‘A’ * †	102,812	77,130
Blue Nile Inc * †	7,179	216,447
Bluegreen Corp *	7,088	12,333
Blyth Inc	2,826	73,843
Bob Evans Farms Inc †	16,691	374,212
Borders Group Inc * †	33,545	21,133
Brookfield Homes Corp †	5,691	19,634
Brown Shoe Co Inc †	22,775	85,406
Brunswick Corp †	44,700	154,215
Buffalo Wild Wings Inc * †	9,260	338,731
Build-A-Bear Workshop Inc * †	8,844	53,683
Cabela’s Inc * †	19,941	181,663
Cache Inc *	6,265	18,043
California Pizza Kitchen Inc *	10,447	136,647
Callaway Golf Co †	35,703	256,348
Capella Education Co * †	7,512	398,136
Carter’s Inc * †	30,370	571,260
Casual Male Retail Group Inc * †	18,229	8,932
Cavco Industries Inc *	3,900	92,040
CEC Entertainment Inc *	10,828	280,229
Champion Enterprises Inc * †	43,175	20,724
Charlotte Russe Holding Inc *	11,191	91,207
Charming Shoppes Inc * †	62,862	88,007
Charter Communications Inc ‘A’ * †	147,027	3,058
Cherokee Inc †	4,046	63,118
Chico’s FAS Inc * †	95,000	510,150
Christopher & Banks Corp	18,971	77,591
Churchill Downs Inc	4,848	145,731
Cinemark Holdings Inc	14,763	138,625
Citi Trends Inc *	7,713	176,551
CKE Restaurants Inc	28,319	237,880
CKX Inc * †	28,519	116,928
Coinstar Inc * †	15,065	493,529
Coldwater Creek Inc * †	33,400	83,834
Collective Brands Inc *	34,887	339,799
Columbia Sportswear Co †	6,294	188,316
Conn’s Inc * †	5,450	76,518
Cooper Tire & Rubber Co †	31,739	128,226
Core-Mark Holding Co Inc *	4,603	83,867
Corinthian Colleges Inc * †	45,146	878,090
Cox Radio Inc ‘A’ * †	12,814	52,537
Cracker Barrel Old Country Store Inc	11,457	328,128
Crocs Inc * †	44,700	53,193
Crown Media Holdings Inc ‘A’ * †	8,179	16,685
CSS Industries Inc †	3,921	66,657
Cumulus Media Inc ‘A’ * †	18,436	18,620
Dana Holding Corp *	53,900	24,794
Deckers Outdoor Corp *	6,759	358,497
Denny’s Corp *	52,754	88,099
Dillard’s Inc ‘A’ † ‡	32,400	184,680
DineEquity Inc	8,743	103,692
Dolan Media Co * †	12,219	96,164
Domino’s Pizza Inc * †	21,768	142,580
Dorman Products Inc *	5,400	50,382
Dover Downs Gaming & Entertainment Inc	7,721	23,703
Dover Motorsports Inc	10,600	19,610
Drew Industries Inc * †	10,609	92,086
drugstore.com inc *	51,300	60,021
DSW Inc ‘A’ * †	6,912	64,212
Einstein Noah Restaurant Group Inc *	1,900	11,077
Entercom Communications Corp ‘A’ †	10,515	12,408
Entravision Communications Corp ‘A’ *	33,001	8,580
Ethan Allen Interiors Inc †	12,595	141,820
Exide Technologies * †	40,458	121,374
FGX International Holdings Ltd * (United Kingdom)	6,553	76,146
Fisher Communications Inc †	3,203	31,261
Fossil Inc * †	24,487	384,446
Fred’s Inc ‘A’	21,854	246,513
Fuel Systems Solutions Inc *	6,500	87,620
Fuqi International Inc *	5,200	24,440
Furniture Brands International Inc †	22,402	32,931
Gaiam Inc ‘A’ *	9,878	32,400
Gaylord Entertainment Co * †	23,113	192,531
Genesco Inc * †	10,378	195,418
G-III Apparel Group Ltd *	7,074	39,048
Global Sources Ltd * (Bermuda)	8,092	31,477
Global Traffic Network Inc *	7,600	23,028
Grand Canyon Education Inc * †	5,100	88,026
Gray Television Inc †	21,175	7,200
Great Wolf Resorts Inc *	14,940	34,810
Group 1 Automotive Inc †	11,684	163,225
Harte-Hanks Inc †	21,600	115,560
Haverty Furniture Cos Inc †	8,301	87,410
Hayes Lemmerz International Inc (XNMS) *	56,095	10,378
Helen of Troy Ltd * (Bermuda)	16,841	231,564
hhgregg Inc * †	5,913	83,669
Hibbett Sports Inc * †	14,869	285,782
Hooker Furniture Corp	4,900	41,356
Hot Topic Inc * †	22,499	251,764
Hovnanian Enterprises Inc ‘A’ * †	24,804	38,694
Iconix Brand Group Inc * †	32,110	284,174
Interactive Data Corp	20,011	497,473
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
iRobot Corp * †	10,681	$81,176
Isle of Capri Casinos Inc *	9,444	49,959
J.Crew Group Inc * †	21,982	289,723
Jack in the Box Inc *	31,771	739,947
Jackson Hewitt Tax Service Inc †	15,282	79,772
Jakks Pacific Inc * †	14,737	182,002
Jo-Ann Stores Inc * †	13,599	222,208
Jos. A. Bank Clothiers Inc *	9,576	266,309
Journal Communications Inc ‘A’ †	22,728	17,046
K12 Inc * †	3,176	43,988
Kenneth Cole Productions Inc ‘A’ †	4,854	31,017
Knology Inc *	15,256	62,855
Krispy Kreme Doughnuts Inc * †	32,664	52,262
K-Swiss Inc ‘A’ †	14,058	120,055
Landry’s Restaurants Inc †	7,011	36,597
La-Z-Boy Inc	26,153	32,691
LeapFrog Enterprises Inc *	17,665	24,378
Lear Corp * †	27,738	20,804
Learning Tree International Inc *	5,500	46,585
Lee Enterprises Inc †	25,123	7,034
Libbey Inc †	8,085	7,438
Life Time Fitness Inc * †	18,669	234,483
LIN TV Corp ‘A’ * †	14,886	16,672
Lincoln Educational Services Corp *	1,600	29,312
Live Nation Inc *	42,025	112,207
Lodgian Inc * †	8,643	18,150
Luby’s Inc *	13,700	67,267
Lululemon Athletica Inc * †	10,353	89,657
Lumber Liquidators Inc *	5,000	63,750
M/I Homes Inc	7,587	53,033
Maidenform Brands Inc *	11,590	106,164
Marcus Corp	10,657	90,584
Marine Products Corp †	5,582	23,668
MarineMax Inc * †	9,084	17,805
Martha Stewart Living Omnimedia Inc ‘A’ * †	12,228	30,448
Marvel Entertainment Inc * †	25,731	683,158
Matthews International Corp ‘A’	16,807	484,210
Media General Inc ‘A’ †	12,040	23,117
Mediacom Communications Corp ‘A’ * †	23,598	95,100
Meritage Homes Corp *	16,553	189,035
Midas Inc *	7,694	60,936
Modine Manufacturing Co	16,629	41,572
Monarch Casino & Resort Inc * †	5,666	29,237
Monro Muffler Brake Inc	8,905	243,374
Morgans Hotel Group Co * †	15,864	49,337
Movado Group Inc	8,627	65,048
National CineMedia Inc	22,545	297,143
National Presto Industries Inc	2,487	151,732
Nautilus Inc * †	16,483	10,384
Netflix Inc * †	21,395	918,273
New York & Co Inc *	11,066	39,284
NutriSystem Inc †	17,100	244,017
O’Charley’s Inc	11,186	33,670
Orbitz Worldwide Inc * †	17,239	22,238
Outdoor Channel Holdings Inc *	9,600	65,472
Overstock.com Inc * †	8,544	78,178
Oxford Industries Inc †	6,105	37,668
P.F. Chang’s China Bistro Inc * †	12,501	286,023
Pacific Sunwear of California Inc *	29,819	49,500
Palm Harbor Homes Inc * †	4,918	10,967
Papa John’s International Inc *	11,735	268,379
Peet’s Coffee & Tea Inc *	6,806	147,146
Perry Ellis International Inc * †	6,227	21,545
PetMed Express Inc * †	12,761	210,301
Pier 1 Imports Inc * †	49,397	27,662
Pinnacle Entertainment Inc * †	32,217	226,808
Playboy Enterprises Inc ‘B’ * †	11,807	23,260
Polaris Industries Inc †	17,590	377,130
Pool Corp †	26,500	355,100
Pre-Paid Legal Services Inc * †	4,407	127,935
Primedia Inc †	15,316	37,371
Quantum Fuel Systems Technologies Worldwide Inc * †	42,700	34,160
Quiksilver Inc *	70,980	90,854
Raser Technologies Inc * †	25,144	105,353
RC2 Corp *	9,406	49,570
RCN Corp *	21,874	80,934
Red Robin Gourmet Burgers Inc * †	7,747	136,580
Regis Corp	23,227	335,630
Rent-A-Center Inc *	35,921	695,790
Retail Ventures Inc *	13,987	21,260
Rex Stores Corp *	5,200	55,744
RHI Entertainment Inc *	6,400	9,728
Rick’s Cabaret International Inc * †	1,800	8,172
Riviera Holdings Corp * †	5,549	5,660
Ruby Tuesday Inc * †	29,358	85,725
Russ Berrie & Co Inc *	8,430	11,128
Ruth’s Hospitality Group Inc * †	6,754	8,172
Sally Beauty Holdings Inc * †	49,708	282,341
Scholastic Corp †	12,963	195,352
Sealy Corp *	22,640	33,734
Shoe Carnival Inc *	4,897	50,684
Shuffle Master Inc *	26,569	76,253
Shutterfly Inc *	10,606	99,378
Sinclair Broadcast Group Inc ‘A’	28,329	29,179
Six Flags Inc * †	40,386	11,595
Skechers U.S.A. Inc ‘A’ *	17,660	117,792
Skyline Corp †	3,599	68,417
Smith & Wesson Holding Corp * †	18,413	110,846
Sonic Automotive Inc ‘A’ †	12,617	20,187
Sonic Corp * †	32,378	324,428
Sotheby’s †	36,299	326,691
Spartan Motors Inc	15,319	61,582
Speedway Motorsports Inc	7,043	83,248
Stage Stores Inc	20,599	207,638
Stamps.com Inc * †	6,754	65,514
Standard Pacific Corp * †	58,013	51,051
Stein Mart Inc * †	14,021	40,521
Steiner Leisure Ltd * (Bahamas)	8,263	201,700
Steinway Musical Instruments Inc *	4,017	48,083
Steven Madden Ltd *	9,513	178,654
Stewart Enterprises Inc ‘A’ †	47,330	153,349
Stoneridge Inc *	7,182	15,154
Superior Industries International Inc †	12,412	147,082
Syms Corp * †	3,300	20,196
Systemax Inc * †	5,345	69,057
Tempur-Pedic International Inc †	40,045	292,328
Tenneco Inc *	26,545	43,268
Texas Roadhouse Inc ‘A’ * †	26,518	252,717
The Buckle Inc †	12,104	386,481
The Cato Corp ‘A’	14,879	271,988
The Cheesecake Factory Inc * †	31,100	356,095
The Children’s Place Retail Stores Inc * †	12,339	270,101
The Dress Barn Inc * †	24,230	297,787
The Finish Line Inc ‘A’ †	23,017	152,373
The Gymboree Corp *	15,103	322,449
The McClatchy Co ‘A’ †	29,300	14,357
The Men’s Wearhouse Inc †	27,774	420,498
The Pep Boys-Manny, Moe & Jack †	22,737	100,270
The Princeton Review Inc * †	8,900	38,715
The Ryland Group Inc	22,100	368,186
The Steak n Shake Co * †	14,396	108,978
The Talbots Inc	12,888	45,237
The Timberland Co ‘A’ * †	25,720	307,097
The Warnaco Group Inc *	23,950	574,800
The Wet Seal Inc ‘A’ * †	52,460	176,266
Town Sports International Holdings Inc * †	9,234	27,610
Tractor Supply Co * †	17,800	641,868
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
True Religion Apparel Inc * †	9,055	$106,940
Tuesday Morning Corp * †	16,691	21,198
Tupperware Brands Corp	33,330	566,277
Tween Brands Inc *	12,070	25,830
Ulta Salon Cosmetics & Fragrance Inc *	10,700	70,834
Under Armour Inc ‘A’ * †	17,700	290,811
Unifi Inc *	27,900	17,856
UniFirst Corp	7,744	215,593
Universal Electronics Inc *	7,595	137,470
Universal Technical Institute Inc * †	11,103	133,236
Vail Resorts Inc * †	16,415	335,358
Valassis Communications Inc * †	25,861	40,602
Value Line Inc	400	10,936
Volcom Inc * †	9,811	95,167
Wendy’s/Arby’s Group Inc ‘A’	213,204	1,072,416
Weyco Group Inc †	3,701	95,930
Winnebago Industries Inc †	15,460	82,093
WMS Industries Inc * †	23,050	481,976
Wolverine World Wide Inc	26,794	417,451
Wonder Auto Technology Inc *	9,400	33,652
World Wrestling Entertainment Inc ‘A’ †	11,370	131,210
Zale Corp *	17,282	33,700
Zumiez Inc * †	10,552	102,354

		41,296,869

Consumer Staples - 4.1%

AgFeed Industries Inc * †	10,600	23,956
Alico Inc †	1,849	44,376
Alliance One International Inc *	50,276	193,060
American Dairy Inc * †	3,867	65,391
American Oriental Bioengineering Inc * †	33,200	128,152
Arden Group Inc ‘A’	582	68,001
B&G Foods Inc ‘A’	12,200	63,440
Calavo Growers Inc	6,400	76,928
Cal-Maine Foods Inc	6,665	149,229
Casey’s General Stores Inc	27,217	725,605
Central Garden & Pet Co ‘A’ *	33,325	250,604
Chattem Inc * †	9,102	510,167
China Sky One Medical Inc * †	3,700	42,550
Chiquita Brands International Inc * †	24,578	162,952
Coca-Cola Bottling Co Consolidated	2,051	106,755
Darling International Inc *	43,881	162,799
Diamond Foods Inc †	8,400	234,612
Elizabeth Arden Inc * †	13,109	76,425
Farmer Bros. Co †	3,455	61,499
Flowers Foods Inc †	40,772	957,327
Fresh Del Monte Produce Inc * (Cayman)	22,632	371,617
Green Mountain Coffee Roasters Inc * †	9,129	438,192
Griffin Land & Nurseries Inc	1,700	59,500
HQ Sustainable Maritime Industries Inc *	4,400	33,660
Imperial Sugar Co †	6,428	46,217
Ingles Markets Inc ‘A’	6,961	103,928
Inter Parfums Inc †	6,519	38,006
J&J Snack Foods Corp	7,284	251,954
Lancaster Colony Corp	10,768	446,657
Lance Inc †	15,099	314,361
Lifeway Foods Inc * †	2,200	17,600
Mannatech Inc †	8,726	29,058
Nash Finch Co †	7,033	197,557
National Beverage Corp *	5,152	47,244
Nu Skin Enterprises Inc ‘A’	27,503	288,506
Omega Protein Corp *	9,900	26,136
Prestige Brands Holdings Inc *	17,186	89,023
PriceSmart Inc	7,267	130,879
Ralcorp Holdings Inc *	29,870	1,609,396
Reddy Ice Holdings Inc †	9,987	14,681
Ruddick Corp	22,682	509,211
Sanderson Farms Inc †	10,674	400,809
Schiff Nutrition International Inc *	7,000	31,500
Smart Balance Inc *	35,400	213,816
Spartan Stores Inc	11,717	180,559
Star Scientific Inc * †	36,900	157,932
Susser Holdings Corp *	4,900	65,856
Synutra International Inc * †	5,516	45,286
The Andersons Inc †	9,780	138,289
The Boston Beer Co Inc ‘A’ * †	4,533	94,558
The Great Atlantic & Pacific Tea Co Inc * †	17,719	94,088
The Hain Celestial Group Inc * †	21,856	311,229
The Pantry Inc * †	11,340	199,697
Tootsie Roll Industries Inc †	13,979	303,623
TreeHouse Foods Inc * †	16,606	478,087
United Natural Foods Inc * †	23,156	439,269
Universal Corp	13,464	402,843
USANA Health Sciences Inc * †	3,927	87,808
Vector Group Ltd †	18,218	236,652
Village Super Market ‘A’	3,144	97,998
WD-40 Co	9,127	220,326
Weis Markets Inc †	6,268	194,559
Winn-Dixie Stores Inc *	29,157	278,741
Zhongpin Inc *	11,000	97,680

		13,938,416

Energy - 4.1%

Abraxas Petroleum Corp *	25,100	25,853
Allis-Chalmers Energy Inc * †	15,184	29,305
Alon USA Energy Inc †	5,951	81,529
American Oil & Gas Inc * †	22,700	17,479
Apco Argentina Inc (Cayman)	2,480	27,330
Approach Resources Inc *	4,343	26,927
Arena Resources Inc *	20,325	517,881
Atlas America Inc	19,081	166,959
ATP Oil & Gas Corp * †	14,348	73,605
Basic Energy Services Inc *	22,761	147,264
Berry Petroleum Co ‘A’	22,966	251,707
Bill Barrett Corp * †	19,736	438,929
BMB Munai Inc * †	22,500	13,050
Bolt Technology Corp * †	4,600	32,706
BPZ Resources Inc * †	35,619	131,790
Brigham Exploration Co *	24,801	47,122
Bristow Group Inc * †	12,780	273,875
Bronco Drilling Co Inc *	13,447	70,731
Cal Dive International Inc * †	24,140	163,428
Callon Petroleum Co *	11,644	12,692
Cano Petroleum Inc * †	21,700	9,331
CARBO Ceramics Inc †	10,405	295,918
Carrizo Oil & Gas Inc * †	14,689	130,438
Cheniere Energy Inc * †	25,700	109,482
Clayton Williams Energy Inc * †	3,036	88,773
Clean Energy Fuels Corp * †	13,123	79,919
Complete Production Services Inc *	25,823	79,535
Comstock Resources Inc *	23,979	714,574
Concho Resources Inc *	29,827	763,273
Contango Oil & Gas Co * †	7,027	275,458
Crosstex Energy Inc †	22,114	36,267
CVR Energy Inc *	12,478	69,128
Dawson Geophysical Co * †	4,110	55,485
Delek US Holdings Inc	6,034	62,512
Delta Petroleum Corp * †	34,896	41,875
DHT Maritime Inc	21,100	81,024
Double Eagle Petroleum Co *	5,200	26,884
Dril-Quip Inc * †	16,269	499,458
Endeavour International Corp * †	67,600	58,812
Energy XXI Ltd † (Bermuda)	62,200	23,325
ENGlobal Corp *	15,782	71,650
Evergreen Energy Inc * †	57,715	80,339
EXCO Resources Inc *	79,023	790,230
FX Energy Inc * †	20,672	57,468
Gasco Energy Inc * †	54,500	21,255
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
General Maritime Corp †	26,450	$185,150
GeoGlobal Resources Inc * †	16,346	11,769
Geokinetics Inc *	3,107	10,160
GeoMet Inc * †	9,176	5,322
Georesources Inc * †	3,500	23,520
GMX Resources Inc * †	8,968	58,292
Golar LNG Ltd (Bermuda)	19,591	67,197
Goodrich Petroleum Corp * †	12,076	233,791
Gran Tierra Energy Inc * †	117,000	293,670
GreenHunter Energy Inc * † ж	2,100	3,990
Gulf Island Fabrication Inc	6,700	53,667
GulfMark Offshore Inc *	11,833	282,335
Gulfport Energy Corp *	15,251	35,382
Harvest Natural Resources Inc *	17,696	59,989
Hornbeck Offshore Services Inc *	11,989	182,712
Houston American Energy Corp	9,400	17,484
International Coal Group Inc * †	70,079	112,827
ION Geophysical Corp *	46,557	72,629
James River Coal Co * †	14,300	176,462
Knightsbridge Tankers Ltd (Bermuda)	9,272	134,908
Lufkin Industries Inc	8,018	303,722
Matrix Service Co *	14,037	115,384
McMoRan Exploration Co * †	32,098	150,861
Meridian Resource Corp * †	45,238	9,952
Mitcham Industries Inc *	6,000	22,860
NATCO Group Inc ‘A’ *	10,758	203,649
National Coal Corp * †	15,200	20,672
Natural Gas Services Group Inc *	6,500	58,500
Newpark Resources Inc *	49,919	126,295
Nordic American Tanker Shipping Ltd † (Bermuda)	20,376	597,017
Northern Oil & Gas Inc *	11,600	41,760
Oilsands Quest Inc * †	90,481	65,146
OYO Geospace Corp * †	2,238	29,228
Pacific Ethanol Inc * †	18,249	6,022
Panhandle Oil & Gas Inc	3,900	66,768
Parallel Petroleum Corp * †	22,262	28,495
Parker Drilling Co * †	63,963	117,692
Penn Virginia Corp	22,410	246,062
Petroleum Development Corp *	8,037	94,917
PetroQuest Energy Inc * †	23,402	56,165
PHI Inc *	7,582	75,668
Pioneer Drilling Co *	26,758	87,766
PrimeEnergy Corp *	400	19,960
Quest Resource Corp * †	13,100	4,100
RAM Energy Resources Inc *	22,300	16,279
Rentech Inc * †	84,889	46,689
Rex Energy Corp * †	9,729	27,922
Rosetta Resources Inc *	27,644	136,838
RPC Inc †	16,324	108,228
Ship Finance International Ltd (Bermuda)	23,258	152,572
Stone Energy Corp *	17,134	57,056
Sulphco Inc * †	23,796	25,462
Superior Well Services Inc * †	9,541	48,945
Swift Energy Co * †	16,236	118,523
T-3 Energy Services Inc *	6,739	79,385
Teekay Tankers Ltd	7,425	70,612
Toreador Resources Corp †	8,253	20,715
Trico Marine Services Inc * †	5,400	11,340
Tri-Valley Corp * †	13,700	15,618
TXCO Resources Inc * †	18,290	7,535
Union Drilling Inc *	7,672	29,154
Uranium Resources Inc * †	26,368	12,393
USEC Inc * †	59,917	287,602
Vaalco Energy Inc *	32,822	173,628
Venoco Inc *	10,905	35,768
Warren Resources Inc *	31,448	30,190
Western Refining Inc †	16,100	192,234
Westmoreland Coal Co *	5,800	41,586
Willbros Group Inc * †	20,899	202,720
World Fuel Services Corp †	15,438	488,304

		14,079,790

Financials - 20.4%

1st Source Corp	7,476	134,942
Abington Bancorp Inc	13,182	109,147
Acadia Realty Trust REIT †	18,508	196,370
Advance America Cash Advance Centers Inc	18,967	32,054
Advanta Corp ‘B’ †	20,216	13,343
Agree Realty Corp REIT	4,176	65,521
Alexander’s Inc REIT †	1,029	175,321
Ambac Financial Group Inc †	154,300	120,354
AMCORE Financial Inc	12,422	19,875
American Campus Communities Inc REIT †	22,716	394,350
American Capital Agency Corp REIT	5,400	92,394
American Equity Investment Life Holding Co	30,359	126,293
American Physicians Capital Inc	4,267	174,606
American Safety Insurance Holdings Ltd * (Bermuda)	6,300	72,513
Ameris Bancorp †	6,844	32,235
Amerisafe Inc *	10,442	159,971
Ames National Corp	3,300	56,397
Ampal American Israel Corp ‘A’ *	10,379	17,748
AmTrust Financial Services Inc	9,433	90,085
Anchor BanCorp Wisconsin Inc	5,343	7,213
Anthracite Capital Inc REIT †	31,793	10,810
Anworth Mortgage Asset Corp REIT	51,277	314,328
Apollo Investment Corp †	78,497	273,170
Arbor Realty Trust Inc REIT †	6,838	4,923
Ares Capital Corp	52,326	253,258
Argo Group International Holdings Ltd * (Bermuda)	17,053	513,807
Arrow Financial Corp	5,400	127,926
Ashford Hospitality Trust Inc REIT †	48,738	75,057
Aspen Insurance Holdings Ltd (Bermuda)	45,712	1,026,692
Asset Acceptance Capital Corp * †	7,852	41,694
Associated Estates Realty Corp REIT	8,042	45,679
Assured Guaranty Ltd † (Bermuda)	28,240	191,185
Avatar Holdings Inc * †	3,235	48,460
Baldwin & Lyons Inc ‘B’	4,070	77,004
BancFirst Corp	3,991	145,272
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	14,657	137,336
BancTrust Financial Group Inc †	10,700	67,731
Bank Mutual Corp	26,364	238,858
Bank of the Ozarks Inc †	6,669	153,921
BankFinancial Corp	11,081	110,478
Banner Corp	8,042	23,402
Beneficial Mutual Bancorp Inc *	18,094	178,226
Berkshire Hills Bancorp Inc	5,985	137,176
BGC Partners Inc ‘A’	15,388	34,007
BioMed Realty Trust Inc REIT	43,291	293,080
BlackRock Kelso Capital Corp	5,817	24,373
Boston Private Financial Holdings Inc	28,302	99,340
Broadpoint Securities Group Inc *	10,800	35,640
Brookline Bancorp Inc	31,373	298,044
Brooklyn Federal Bancorp Inc	3,000	33,090
Bryn Mawr Bank Corp	3,500	58,975
Calamos Asset Management Inc ‘A’	11,111	53,444
Camden National Corp	4,600	105,110
Capital City Bank Group Inc †	6,012	68,898
Capital Southwest Corp	1,560	119,168
Capital Trust Inc ‘A’ REIT †	9,236	10,160
Capitol Bancorp Ltd †	7,206	29,905
CapLease Inc REIT †	22,017	43,373
Capstead Mortgage Corp REIT	32,700	351,198
Cardinal Financial Corp	14,700	84,378
Cardtronics Inc * †	6,054	10,716
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Care Investment Trust Inc REIT	6,800	$37,128
Cascade Bancorp †	12,319	20,080
Cash America International Inc	15,634	244,828
Cathay General Bancorp †	26,553	276,948
Cedar Shopping Centers Inc REIT †	22,367	38,919
CenterState Banks of Florida Inc	4,600	50,646
Central Pacific Financial Corp	15,952	89,331
Chemical Financial Corp †	13,229	275,295
Chimera Investment Corp REIT	71,299	239,565
Citizens & Northern Corp	4,600	85,054
Citizens Inc *	19,792	143,888
Citizens Republic Bancorp Inc *	64,038	99,259
City Bank †	7,403	24,430
City Holding Co	8,700	237,423
Clifton Savings Bancorp Inc	5,629	56,290
CNA Surety Corp *	8,483	156,427
CoBiz Financial Inc	9,388	49,287
Cogdell Spencer Inc REIT	6,800	34,680
Cohen & Steers Inc	9,470	105,685
Colonial Properties Trust REIT †	25,500	97,155
Columbia Banking System Inc	10,078	64,499
Community Bank System Inc	17,036	285,353
Community Trust Bancorp Inc	8,106	216,836
Compass Diversified Holdings	13,958	124,505
CompuCredit Corp * †	9,226	22,604
Consolidated-Tomoka Land Co †	3,032	90,050
Corporate Office Properties Trust REIT †	22,617	561,580
Corus Bankshares Inc * †	20,967	5,661
Cousins Properties Inc REIT †	23,490	151,276
Crawford & Co ‘B’ * †	13,428	90,236
Credit Acceptance Corp * †	2,726	58,582
CVB Financial Corp	35,721	236,830
Danvers Bancorp Inc	9,400	129,814
DCT Industrial Trust Inc REIT	92,493	293,203
Delphi Financial Group Inc ‘A’	21,778	293,132
Diamond Hill Investment Group Inc *	1,200	47,184
DiamondRock Hospitality Co REIT	51,093	204,883
Dime Community Bancshares Inc	12,631	118,479
Dollar Financial Corp *	13,034	124,084
Donegal Group Inc ‘A’	6,515	100,136
Doral Financial Corp *	2,600	4,680
DuPont Fabros Technology Inc REIT	6,450	44,376
East West Bancorp Inc †	34,100	155,837
EastGroup Properties Inc REIT	13,382	375,633
Education Realty Trust Inc REIT †	15,349	53,568
eHealth Inc *	13,846	221,674
EMC Insurance Group Inc	3,063	64,537
Employers Holdings Inc	27,052	258,076
Encore Bancshares Inc *	3,200	28,384
Encore Capital Group Inc *	7,646	34,636
Enstar Group Ltd * (Bermuda)	2,892	162,877
Enterprise Financial Services Corp †	5,185	50,606
Entertainment Properties Trust REIT †	17,906	282,199
Epoch Holding Corp	4,961	34,082
Equity Lifestyle Properties Inc REIT	10,928	416,357
Equity One Inc REIT †	17,868	217,811
ESSA Bancorp Inc	9,500	126,445
Evercore Partners Inc ‘A’ †	5,327	82,302
Extra Space Storage Inc REIT †	45,423	250,281
Ezcorp Inc ‘A’ *	23,300	269,581
F.N.B. Corp	46,881	359,577
Farmers Capital Bank Corp	3,800	59,546
FBL Financial Group Inc ‘A’	7,080	29,382
FBR Capital Markets Corp REIT *	15,439	50,794
FCStone Group Inc *	12,218	27,857
Federal Agricultural Mortgage Corp ‘C’ †	5,193	13,917
FelCor Lodging Trust Inc REIT †	33,703	45,836
Fifth Street Finance Corp	4,000	30,960
Financial Federal Corp †	14,164	299,994
Financial Institutions Inc	7,000	53,340
First Acceptance Corp *	8,667	20,974
First BanCorp - Puerto Rico	40,152	171,048
First BanCorp - Troy NC	6,974	83,479
First Bancorp Inc	4,400	69,784
First Busey Corp †	13,115	101,772
First Cash Financial Services Inc *	11,265	168,074
First Commonwealth Financial Corp	45,063	399,709
First Community Bancshares Inc	5,051	58,945
First Financial Bancorp	21,531	205,190
First Financial Bankshares Inc †	11,147	536,951
First Financial Corp	6,473	238,854
First Financial Holdings Inc	6,421	49,121
First Financial Northwest Inc	12,500	104,250
First Industrial Realty Trust Inc REIT †	24,684	60,476
First Merchants Corp	11,996	129,437
First Mercury Financial Corp *	7,284	105,181
First Midwest Bancorp Inc	26,104	224,233
First Niagara Financial Group Inc	63,538	692,564
First Place Financial Corp	8,321	27,959
First Potomac Realty Trust REIT †	13,620	100,107
First South Bancorp Inc †	4,264	45,284
FirstMerit Corp	43,076	783,983
Flagstar Bancorp Inc * †	24,422	18,316
Flagstone Reinsurance Holdings Ltd (Bermuda)	16,244	126,541
Flushing Financial Corp	11,531	69,417
Forestar Group Inc * †	19,500	149,175
Fox Chase Bancorp Inc *	2,900	27,405
FPIC Insurance Group Inc *	4,379	162,154
Franklin Street Properties Corp REIT †	31,129	382,887
Friedman Billings Ramsey Group Inc ‘A’ REIT *	71,496	14,299
Frontier Financial Corp †	25,294	27,823
FX Real Estate and Entertainment Inc *	4,080	655
GAMCO Investors Inc ‘A’	4,032	131,645
Getty Realty Corp REIT	8,792	161,333
GFI Group Inc	37,884	121,608
Glacier Bancorp Inc †	32,428	509,444
Gladstone Capital Corp †	11,287	70,657
Gladstone Investment Corp	14,000	53,480
Glimcher Realty Trust REIT †	20,936	29,310
Gramercy Capital Corp REIT †	23,152	21,638
Green Bankshares Inc †	6,421	56,505
Greenhill & Co Inc †	9,572	706,892
Greenlight Capital Re Ltd ‘A’ * (Cayman)	16,100	257,117
Grubb & Ellis Co	19,268	12,139
Guaranty Bancorp *	25,843	45,225
Guaranty Financial Group Inc * †	43,000	45,150
Hallmark Financial Services Inc *	2,354	16,313
Hancock Holding Co	13,824	432,415
Hanmi Financial Corp †	21,174	27,526
Harleysville Group Inc	7,478	237,875
Harleysville National Corp	23,356	141,537
Harris & Harris Group Inc * †	13,900	51,430
Hatteras Financial Corp REIT	7,900	197,421
Healthcare Realty Trust Inc REIT †	31,398	470,656
Heartland Financial USA Inc †	6,416	86,873
Hercules Technology Growth Capital Inc †	17,445	87,225
Heritage Commerce Corp	6,661	34,970
Hersha Hospitality Trust REIT	22,915	43,538
Highwoods Properties Inc REIT †	34,177	732,071
Hilltop Holdings Inc *	24,331	277,373
Home BancShares Inc	6,673	133,260
Home Federal Bancorp Inc	3,100	27,063
Home Properties Inc REIT †	17,053	522,674
Horace Mann Educators Corp	21,844	182,834
IBERIABANK Corp	8,253	379,143
Independence Holding Co	3,241	16,237
Independent Bank Corp MA	9,083	133,974
Infinity Property & Casualty Corp	7,691	260,956
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Inland Real Estate Corp REIT †	29,799	$211,275
Integra Bank Corp †	11,454	21,648
Interactive Brokers Group Inc ‘A’ *	21,918	353,537
International Assets Holding Corp *	2,200	22,418
International Bancshares Corp	27,479	214,336
Investors Bancorp Inc *	24,488	207,413
Investors Real Estate Trust REIT	31,877	314,307
IPC Holdings Ltd (Bermuda)	29,286	791,893
Kansas City Life Insurance Co	2,385	85,502
KBW Inc * †	14,566	296,418
Kearny Financial Corp	9,882	103,563
Kite Realty Group Trust REIT	10,997	26,943
Knight Capital Group Inc ‘A’ *	49,409	728,289
Kohlberg Capital Corp	9,447	28,908
LaBranche & Co Inc *	27,377	102,390
Ladenburg Thalmann Financial Services Inc * †	49,541	26,257
Lakeland Bancorp Inc	10,187	81,802
Lakeland Financial Corp	6,152	118,057
LaSalle Hotel Properties REIT †	21,572	125,980
Lexington Realty Trust REIT	41,657	99,144
Life Partners Holdings Inc	3,900	66,534
LTC Properties Inc REIT	12,736	223,389
Maguire Properties Inc REIT * †	21,615	15,563
Maiden Holdings Ltd (Bermuda)	26,300	117,561
MainSource Financial Group Inc	10,006	80,448
MarketAxess Holdings Inc *	15,725	120,139
Maui Land & Pineapple Co Inc * †	2,274	19,306
Max Capital Group Ltd (Bermuda)	30,378	523,717
MB Financial Inc	19,565	266,084
MCG Capital Corp	38,632	49,449
Meadowbrook Insurance Group Inc	31,176	190,174
Medallion Financial Corp	9,500	70,395
Medical Properties Trust Inc REIT †	40,995	149,632
Meridian Interstate Bancorp Inc *	5,200	43,784
Meruelo Maddux Properties Inc * †	23,162	1,691
MFA Financial Inc REIT	117,494	690,865
Mid-America Apartment Communities Inc REIT †	14,955	461,063
Midwest Banc Holdings Inc †	11,122	11,233
Mission West Properties Inc REIT	9,975	63,840
Monmouth Real Estate Investment Corp ‘A’ REIT	12,700	83,947
Montpelier Re Holdings Ltd (Bermuda)	49,940	647,222
MVC Capital Inc	12,246	102,989
Nara Bancorp Inc	12,374	36,380
NASB Financial Inc	1,935	48,201
National Financial Partners Corp	21,320	68,224
National Health Investors Inc REIT	11,744	315,561
National Interstate Corp	3,120	52,759
National Penn Bancshares Inc †	42,841	355,580
National Retail Properties Inc REIT †	42,192	668,321
National Western Life Insurance Co ‘A’	1,153	130,289
NBT Bancorp Inc	16,836	364,331
Nelnet Inc ‘A’ *	8,881	78,508
NewAlliance Bancshares Inc	58,498	686,767
Newcastle Investment Corp REIT †	30,903	20,087
NewStar Financial Inc *	10,914	25,320
NGP Capital Resources Co	10,675	53,055
Northfield Bancorp Inc †	10,242	111,945
NorthStar Realty Finance Corp REIT	34,059	79,017
Northwest Bancorp Inc	9,305	157,254
NYMAGIC Inc	3,089	37,686
OceanFirst Financial Corp	5,800	59,276
Ocwen Financial Corp *	18,219	208,243
Odyssey Re Holdings Corp	11,845	449,281
Old National Bancorp †	35,673	398,467
Old Second Bancorp Inc †	7,448	47,295
Omega Healthcare Investors Inc REIT †	44,090	620,787
One Liberty Properties Inc REIT	5,400	19,008
optionsXpress Holdings Inc	22,807	259,316
Oriental Financial Group Inc	13,028	63,577
Oritani Financial Corp *	6,140	85,960
Pacific Capital Bancorp †	24,821	168,038
Pacific Continental Corp	5,400	62,856
PacWest Bancorp	14,091	201,924
Park National Corp	6,111	340,688
Parkway Properties Inc REIT	8,550	88,065
Patriot Capital Funding Inc	10,693	19,568
Peapack-Gladstone Financial Corp	4,300	77,529
PennantPark Investment Corp	10,156	38,085
Pennsylvania Commerce Bancorp Inc *	3,300	60,720
Pennsylvania REIT †	19,285	68,462
Penson Worldwide Inc * †	10,195	65,554
Peoples Bancorp Inc	5,296	68,742
PHH Corp * †	29,848	419,364
PICO Holdings Inc *	8,719	262,180
Pinnacle Financial Partners Inc *	12,521	296,873
Piper Jaffray Cos *	10,175	262,413
Platinum Underwriters Holdings Ltd (Bermuda)	27,897	791,159
PMA Capital Corp ‘A’ *	17,639	73,555
Portfolio Recovery Associates Inc * †	8,150	218,746
Post Properties Inc REIT †	23,786	241,190
Potlatch Corp REIT	21,217	492,022
PremierWest Bancorp †	12,810	51,496
Presidential Life Corp	10,980	85,534
Primus Guaranty Ltd * † (Bermuda)	15,097	24,155
PrivateBancorp Inc †	11,179	161,648
ProAssurance Corp *	17,201	801,911
Prospect Capital Corp	15,058	128,294
Prosperity Bancshares Inc †	21,222	580,422
Provident Bankshares Corp	18,339	129,290
Provident Financial Services Inc	31,405	339,488
Provident New York Bancorp	22,283	190,520
PS Business Parks Inc REIT	8,062	297,085
Pzena Investment Management Inc ‘A’	3,421	6,534
Radian Group Inc	40,900	76,074
RAIT Financial Trust REIT †	33,275	40,596
Ramco-Gershenson Properties Trust REIT	8,532	55,031
Realty Income Corp REIT †	55,223	1,039,297
Redwood Trust Inc REIT	31,548	484,262
Renasant Corp	10,665	133,952
Republic Bancorp Inc ‘A’	4,762	88,907
Resource America Inc ‘A’	6,675	26,633
Resource Capital Corp REIT	11,097	33,735
Riskmetrics Group Inc * †	10,908	155,875
RLI Corp	9,990	501,498
Rockville Financial Inc †	4,459	40,577
Roma Financial Corp	4,805	62,225
S&T Bancorp Inc	12,823	271,976
S.Y. Bancorp Inc	7,779	189,030
Safety Insurance Group Inc	8,823	274,219
Sanders Morris Harris Group Inc	9,435	36,796
Sandy Spring Bancorp Inc †	9,172	102,360
Santander BanCorp	2,249	17,722
Saul Centers Inc REIT †	5,398	123,992
SCBT Financial Corp †	5,612	117,291
SeaBright Insurance Holdings Inc *	11,069	115,782
Seacoast Banking Corp of Florida †	8,510	25,785
Selective Insurance Group Inc	28,741	349,491
Senior Housing Properties Trust REIT	63,582	891,420
Shore Bancshares Inc	5,100	85,425
Sierra Bancorp †	3,789	36,867
Signature Bank *	18,621	525,671
Simmons First National Corp ‘A’	7,147	180,033
Smithtown Bancorp Inc	6,100	68,808
Southside Bancshares Inc	6,072	114,761
Southwest Bancorp Inc	7,330	68,755
Sovran Self Storage Inc REIT	11,709	235,117
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
State Auto Financial Corp	7,303	$128,533
State Bancorp Inc	7,500	57,750
StellarOne Corp	12,100	144,111
Sterling Bancorp	9,675	95,782
Sterling Bancshares Inc	39,371	257,486
Sterling Financial Corp	22,798	47,192
Stewart Information Services Corp	9,223	179,848
Stifel Financial Corp * †	14,205	615,219
Strategic Hotels & Resorts Inc REIT	38,741	26,731
Stratus Properties Inc *	2,939	17,781
Suffolk Bancorp	5,253	136,525
Sun Bancorp Inc *	8,069	41,878
Sun Communities Inc REIT	9,112	107,795
Sunstone Hotel Investors Inc REIT †	29,128	76,607
Susquehanna Bancshares Inc †	46,261	431,615
SVB Financial Group * †	15,548	311,115
SWS Group Inc	13,050	202,666
Tanger Factory Outlet Centers Inc REIT †	17,048	526,101
Tejon Ranch Co * †	5,671	117,220
Teton Advisors Inc * + ж	62	140
Texas Capital Bancshares Inc *	14,117	158,957
The Colonial BancGroup Inc †	108,579	97,721
The First Marblehead Corp *	41,400	53,406
The Navigators Group Inc *	7,132	336,488
The Phoenix Cos Inc	64,730	75,734
The PMI Group Inc †	38,400	23,808
The South Financial Group Inc †	40,338	44,372
thinkorswim Group Inc *	28,930	249,955
Thomas Properties Group Inc	11,981	14,138
Thomas Weisel Partners Group Inc *	10,764	38,535
Tompkins Financial Corp	3,172	136,396
Tower Group Inc	19,793	487,502
TowneBank †	11,100	181,263
TradeStation Group Inc *	18,762	123,829
Trico Bancshares	7,093	118,737
Trustco Bank Corp NY	40,733	245,213
Trustmark Corp	26,605	489,000
U.S. Global Investors Inc ‘A’	6,260	30,486
UCBH Holdings Inc †	59,448	89,766
UMB Financial Corp	16,784	713,152
Umpqua Holdings Corp †	32,322	292,837
Union Bankshares Corp †	6,748	93,460
United America Indemnity Ltd ‘A’ * (Cayman)	11,096	44,606
United Bankshares Inc	20,360	351,006
United Community Banks Inc †	21,514	89,500
United Community Financial Corp	13,943	16,871
United Financial Bancorp Inc	9,600	125,664
United Fire & Casualty Co	12,435	273,073
United Security Bancshares †	4,177	30,743
Universal Health Realty Income Trust REIT	6,051	176,871
Univest Corp of Pennsylvania	6,557	114,748
Urstadt Biddle Properties Inc ‘A’ REIT	10,645	142,856
U-Store-It Trust REIT	28,765	58,105
Validus Holdings Ltd (Bermuda)	34,709	821,909
ViewPoint Financial Group	5,853	70,412
Virtus Investment Partners Inc *	3,282	21,363
W Holding Co Inc †	1,183	10,751
Washington REIT †	28,207	487,981
Washington Trust Bancorp Inc	6,558	106,568
Waterstone Financial Inc *	3,824	7,801
WesBanco Inc	14,937	341,012
West Bancorp Inc	10,600	78,970
West Coast Bancorp	8,751	19,427
Westamerica Bancorp †	15,616	711,465
Western Alliance Bancorp *	10,602	48,345
Westfield Financial Inc	18,606	163,733
Westwood Holdings Group Inc	2,900	113,361
Wilshire Bancorp Inc †	9,240	47,678
Winthrop Realty Trust REIT	5,089	35,165
Wintrust Financial Corp †	12,686	156,038
World Acceptance Corp * †	8,786	150,241
WSFS Financial Corp	3,325	74,347
Yadkin Valley Financial Corp	7,200	53,640
Zenith National Insurance Corp	20,003	482,272

		69,985,013

Health Care - 15.6%

Abaxis Inc * †	11,620	200,329
ABIOMED Inc * †	17,825	87,342
ACADIA Pharmaceuticals Inc * †	15,689	14,905
Accelrys Inc *	16,900	67,262
Accuray Inc *	21,242	106,847
Acorda Therapeutics Inc *	19,798	392,198
Acura Pharmaceuticals Inc * †	3,800	24,396
Adolor Corp * †	27,400	55,896
Affymax Inc *	6,386	102,878
Affymetrix Inc *	39,394	128,818
Air Methods Corp * †	5,553	93,901
Akorn Inc * † ж	27,842	23,944
Albany Molecular Research Inc *	13,023	122,807
Alexion Pharmaceuticals Inc * †	43,462	1,636,779
Alexza Pharmaceuticals Inc *	10,311	22,787
Align Technology Inc * †	32,860	260,580
Alkermes Inc * †	52,083	631,767
Alliance HealthCare Services Inc *	12,888	87,638
Allos Therapeutics Inc *	28,429	175,691
Allscripts-Misys Healthcare Solutions Inc †	77,396	796,405
Almost Family Inc * †	3,000	57,270
Alnylam Pharmaceuticals Inc * †	19,655	374,231
Alphatec Holdings Inc *	12,400	21,948
AMAG Pharmaceuticals Inc *	9,190	337,916
Amedisys Inc * †	14,314	393,492
American Medical Systems Holdings Inc *	39,164	436,679
AMERIGROUP Corp *	28,866	794,970
Amicus Therapeutics Inc *	2,666	24,341
AMN Healthcare Services Inc *	18,195	92,794
AmSurg Corp *	17,572	278,516
Analogic Corp	7,191	230,256
AngioDynamics Inc *	13,766	154,730
Ardea Biosciences Inc * † ж	7,000	72,030
Arena Pharmaceuticals Inc * †	37,423	112,643
ARIAD Pharmaceuticals Inc * †	39,430	46,922
ArQule Inc * †	21,773	90,140
Array BioPharma Inc *	25,811	68,141
Assisted Living Concepts Inc ‘A’ *	5,683	77,059
athenahealth Inc * †	11,055	266,536
Atrion Corp	800	70,592
Auxilium Pharmaceuticals Inc * †	22,138	613,665
Biodel Inc * †	5,521	28,764
BioForm Medical Inc * †	12,797	15,612
BioMimetic Therapeutics Inc * †	6,101	43,317
Bio-Rad Laboratories Inc ‘A’ *	10,383	684,240
Bio-Reference Labs Inc * †	6,092	127,384
BMP Sunstone Corp * †	12,866	41,557
Bruker Corp *	28,629	176,355
Cadence Pharmaceuticals Inc * †	13,120	123,066
Caliper Life Sciences Inc *	30,100	29,799
Cambrex Corp *	15,707	35,812
Cantel Medical Corp *	6,108	78,610
Capital Senior Living Corp *	11,717	28,589
Caraco Pharmaceutical Laboratories Ltd *	5,346	18,818
Cardiac Science Corp *	10,000	30,100
CardioNet Inc *	2,300	64,538
Catalyst Health Solutions Inc *	18,060	357,949
Celera Corp *	43,847	334,553
Cell Genesys Inc * †	46,642	13,522
Celldex Therapeutics Inc * †	9,000	58,590
Centene Corp *	23,373	421,181
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Cepheid Inc * †	30,661	$211,561
Chemed Corp	11,968	465,555
Chindex International Inc * †	6,800	33,796
Clinical Data Inc * †	5,300	57,240
Columbia Laboratories Inc *	28,800	41,472
Computer Programs & Systems Inc †	4,557	151,611
Conceptus Inc * †	17,084	200,737
CONMED Corp *	15,411	222,073
Corvel Corp *	4,306	87,067
Cougar Biotechnology Inc *	8,000	257,600
Cross Country Healthcare Inc *	17,448	114,284
CryoLife Inc *	16,331	84,595
Cubist Pharmaceuticals Inc *	29,588	484,060
CV Therapeutics Inc *	33,956	675,045
Cyberonics Inc *	13,172	174,792
Cynosure Inc ‘A’ *	3,820	23,264
Cypress Bioscience Inc *	20,878	148,443
Cytokinetics Inc *	17,452	29,668
Cytori Therapeutics Inc * ж	12,500	21,500
Dendreon Corp * †	50,314	211,319
Depomed Inc *	27,500	64,900
DexCom Inc * †	19,300	79,902
Dionex Corp *	9,859	465,838
Discovery Laboratories Inc * †	53,649	65,452
DURECT Corp *	41,590	92,746
Dyax Corp *	29,000	72,790
Eclipsys Corp * †	29,333	297,437
Emergency Medical Services Corp ‘A’ *	4,665	146,434
Emergent BioSolutions Inc *	6,794	91,787
Emeritus Corp * †.	10,565	69,306
Enzo Biochem Inc *	16,425	66,028
Enzon Pharmaceuticals Inc * †	24,804	150,560
eResearchTechnology Inc *	23,291	122,511
ev3 Inc * †	38,458	273,052
Exactech Inc *	4,400	50,556
Exelixis Inc * †	58,391	268,599
Facet Biotech Corp *	13,380	127,110
Five Star Quality Care Inc *	19,400	20,176
Genomic Health Inc *	7,005	170,782
Genoptix Inc *	4,739	129,280
Gentiva Health Services Inc *	13,664	207,693
Geron Corp * †	44,323	198,124
Greatbatch Inc * †	11,954	231,310
GTx Inc * †	9,543	100,965
Haemonetics Corp *	13,716	755,477
Halozyme Therapeutics Inc * †	33,731	184,171
Hanger Orthopedic Group Inc *	16,000	212,000
Hansen Medical Inc * †	10,060	40,441
HealthSouth Corp * †	46,089	409,270
Healthspring Inc *	27,031	226,249
Healthways Inc *	18,883	165,604
HMS Holdings Corp *	13,274	436,715
Human Genome Sciences Inc * †	67,678	56,173
ICU Medical Inc *	5,926	190,343
Idenix Pharmaceuticals Inc * †	13,865	42,704
Idera Pharmaceuticals Inc * †	10,900	70,523
I-Flow Corp *	10,423	38,044
Immucor Inc *	37,734	949,010
ImmunoGen Inc *	27,100	192,410
Immunomedics Inc * †	30,084	28,881
Incyte Corp Ltd *	36,987	86,550
Inspire Pharmaceuticals Inc *	25,300	102,718
Insulet Corp * †	8,721	35,756
Integra LifeSciences Holdings Corp * †	9,935	245,693
InterMune Inc *	18,144	298,287
Invacare Corp	17,363	278,329
inVentiv Health Inc *	17,766	144,971
IPC The Hospitalist Co Inc *	3,032	57,699
IRIS International Inc *	10,000	115,300
Isis Pharmaceuticals Inc * †	48,777	732,143
Javelin Pharmaceuticals Inc * †	21,808	31,404
Jazz Pharmaceuticals Inc * †	3,574	3,181
Kendle International Inc * †	7,012	146,972
Kensey Nash Corp *	3,518	74,828
Kindred Healthcare Inc *	15,132	226,223
KV Pharmaceutical Co ‘A’ * †	11,641	19,208
Landauer Inc	4,915	249,092
Lexicon Pharmaceuticals Inc * †	41,300	45,017
LHC Group Inc *	7,641	170,241
Life Sciences Research Inc *	4,200	30,114
Ligand Pharmaceuticals Inc ‘B’ *	53,168	158,441
Luminex Corp * †	21,979	398,259
Magellan Health Services Inc *	20,060	730,986
MannKind Corp * †	28,573	99,434
MAP Pharmaceuticals Inc *	3,051	6,407
Marshall Edwards Inc * †	7,700	3,080
Martek Biosciences Corp †	17,544	320,178
Masimo Corp * †	24,730	716,675
Maxygen Inc * †	12,512	85,082
Medarex Inc * †	70,009	359,146
MedAssets Inc *	9,276	132,183
MedCath Corp *	8,571	62,311
Medical Action Industries Inc *	7,038	58,345
Medicis Pharmaceutical Corp ‘A’ †	30,146	372,906
Medivation Inc * †	14,146	258,447
Meridian Bioscience Inc	22,075	399,999
Merit Medical Systems Inc *	14,346	175,165
Metabolix Inc * †	11,409	77,809
Micrus Endovascular Corp *	8,397	50,130
MiddleBrook Pharmaceuticals Inc * †	22,700	30,872
Molecular Insight Pharmaceuticals Inc * †	9,500	33,820
Molina Healthcare Inc * †	7,407	140,881
Momenta Pharmaceuticals Inc *	13,360	147,094
MWI Veterinary Supply Inc *	5,469	155,757
Myriad Genetics Inc * †	47,566	2,162,826
Nabi Biopharmaceuticals * †	29,213	108,088
Nanosphere Inc *	6,342	31,520
National Healthcare Corp †	4,582	183,967
National Research Corp	700	17,388
Natus Medical Inc *	14,883	126,654
Nektar Therapeutics *	51,331	276,674
Neogen Corp *	7,800	170,274
Neurocrine Biosciences Inc *	21,288	75,572
Nighthawk Radiology Holdings Inc *	11,813	31,895
Novavax Inc * †	33,000	33,660
Noven Pharmaceuticals Inc * †	13,341	126,473
NPS Pharmaceuticals Inc *	27,100	113,820
NuVasive Inc * †	18,707	587,026
NxStage Medical Inc * †	11,162	28,798
Obagi Medical Products Inc *	10,841	58,325
Odyssey HealthCare Inc *	17,627	170,982
Omnicell Inc *	16,751	130,993
Onyx Pharmaceuticals Inc *	30,162	861,125
Opko Health Inc * †	22,500	22,050
Optimer Pharmaceuticals Inc * †	14,700	193,893
OraSure Technologies Inc *	25,988	65,750
Orexigen Therapeutics Inc * †	12,324	32,166
Orthofix International NV * (Netherlands)	8,685	160,846
Orthovita Inc *	38,800	103,984
OSI Pharmaceuticals Inc * †	30,378	1,162,262
Osiris Therapeutics Inc * †	7,549	104,176
Owens & Minor Inc †	22,078	731,444
Pain Therapeutics Inc * †	19,561	82,156
Palomar Medical Technologies Inc *	10,204	74,081
Par Pharmaceutical Cos Inc *	18,551	175,678
PAREXEL International Corp *	30,550	297,252
PDL BioPharma Inc	62,500	442,500
Pharmasset Inc *	10,000	98,100
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
PharMerica Corp * †	16,373	$272,447
Phase Forward Inc *	23,095	295,385
POZEN Inc * †	13,768	84,260
Progenics Pharmaceuticals Inc * †	14,802	97,545
Protalix BioTherapeutics Inc * †	2,365	4,730
PSS World Medical Inc * †	32,648	468,499
Psychiatric Solutions Inc * †	29,850	469,540
Questcor Pharmaceuticals Inc * †	28,600	140,712
Quidel Corp *	15,224	140,365
RadNet Inc * †	13,200	16,368
Regeneron Pharmaceuticals Inc *	33,251	460,859
RehabCare Group Inc *	9,762	170,249
Repligen Corp *	19,000	91,010
Res-Care Inc *	13,796	200,870
Rexahn Pharmaceuticals Inc * †	14,400	10,080
Rigel Pharmaceuticals Inc * †	20,287	124,562
RTI Biologics Inc * †	28,932	82,456
Salix Pharmaceuticals Ltd * †	26,494	251,693
Sangamo Biosciences Inc *	21,400	90,522
Savient Pharmaceuticals Inc * †	30,140	149,193
Seattle Genetics Inc *	33,989	335,132
Sequenom Inc * †	31,900	453,618
Sirona Dental Systems Inc *	9,391	134,479
Skilled Healthcare Group Inc ‘A’ *	9,489	77,905
Somanetics Corp *	7,100	107,778
SonoSite Inc * †	9,114	162,958
Spectranetics Corp *	17,076	43,202
Stereotaxis Inc * †	13,817	55,130
STERIS Corp	31,530	734,018
Sucampo Pharmaceuticals Inc ‘A’ *	6,100	37,393
Sun Healthcare Group Inc *	23,228	196,044
Sunrise Senior Living Inc * †	16,735	11,380
SurModics Inc * †	8,285	151,201
Symmetry Medical Inc *	19,105	120,553
Synovis Life Technologies Inc *	6,900	95,496
Synta Pharmaceuticals Corp * †	10,568	22,616
Targacept Inc *	9,200	24,656
The Ensign Group Inc	5,100	78,846
The Medicines Co *	28,734	311,477
The Providence Service Corp *	6,638	45,669
Theravance Inc * †	28,400	482,800
Thoratec Corp *	28,892	742,235
TomoTherapy Inc *	18,226	48,299
TranS1 Inc * †	7,539	45,913
Triple-S Management Corp ‘B’ *	7,673	94,531
U.S. Physical Therapy Inc *	7,300	70,664
United Therapeutics Corp * †	14,008	925,789
Universal American Corp *	22,325	189,093
Valeant Pharmaceuticals International * †	34,301	610,215
Varian Inc *	15,929	378,154
ViroPharma Inc * †	42,103	221,041
Virtual Radiologic Corp * †	2,280	15,937
Vision-Sciences Inc * †	8,000	10,240
Vital Images Inc *	8,855	99,796
Vivus Inc *	35,738	154,388
VNUS Medical Technologies Inc *	7,000	148,890
Volcano Corp *	25,698	373,906
West Pharmaceutical Services Inc	17,425	571,714
Wright Medical Group Inc *	19,676	256,378
XenoPort Inc * †	14,454	279,829
XOMA Ltd * (Bermuda)	73,455	38,931
ZOLL Medical Corp *	11,260	161,694
ZymoGenetics Inc * †	20,750	82,792

		53,551,088

Industrials - 15.1%

3D Systems Corp *	8,929	58,842
A.O. Smith Corp	10,654	268,268
AAON Inc	6,998	126,822
AAR Corp * †	20,831	261,221
ABM Industries Inc †	23,622	387,401
ACCO Brands Corp *	27,882	27,324
Aceto Corp	14,600	87,016
Actuant Corp ‘A’ †	31,020	320,437
Acuity Brands Inc †	21,844	492,364
Administaff Inc †	11,586	244,812
Advanced Battery Technologies Inc * †	24,900	53,286
Aerovironment Inc * †	5,511	115,180
Aircastle Ltd (Bermuda)	27,100	126,015
AirTran Holdings Inc * †	60,436	274,984
Akeena Solar Inc * †	13,300	14,896
Alamo Group Inc	3,900	41,574
Alaska Air Group Inc * †	19,319	339,435
Albany International Corp ‘A’ †	16,045	145,207
Allegiant Travel Co * †	7,008	318,584
Altra Holdings Inc *	15,385	59,694
AMERCO Inc *	5,034	168,790
American Commercial Lines Inc * †	20,523	65,058
American Ecology Corp	8,320	115,981
American Railcar Industries Inc †	4,923	37,562
American Reprographics Co *	19,862	70,311
American Science & Engineering Inc	4,908	273,866
American Superconductor Corp * †	22,628	391,691
American Woodmark Corp †	5,881	103,270
Ameron International Corp	4,773	251,346
Ampco-Pittsburgh Corp	4,810	63,781
Amrep Corp * †	804	12,623
Apogee Enterprises Inc	15,569	170,948
Applied Industrial Technologies Inc	22,794	384,535
Applied Signal Technology Inc	6,100	123,403
Argon ST Inc *	7,176	136,129
Arkansas Best Corp †	11,768	223,827
Ascent Solar Technologies Inc * †	5,000	20,300
Astec Industries Inc * †	9,550	250,496
ATC Technology Corp *	11,407	127,758
Atlas Air Worldwide Holdings Inc *	7,045	122,231
Axsys Technologies Inc *	4,700	197,588
AZZ Inc * †	6,278	165,676
Badger Meter Inc †	7,899	228,202
Baldor Electric Co †	24,977	361,917
Barnes Group Inc †	25,737	275,129
Beacon Power Corp * †	54,700	25,709
Beacon Roofing Supply Inc * †	24,608	329,501
Belden Inc †	24,707	309,085
Blount International Inc *	21,223	98,050
Bowne & Co Inc	14,631	46,966
Brady Corp ‘A’	27,054	476,962
Briggs & Stratton Corp †	26,470	436,755
Builders FirstSource Inc * †	7,741	15,637
CAI International Inc *	3,700	10,471
Capstone Turbine Corp * †	83,800	60,336
Cascade Corp †	5,251	92,575
Casella Waste Systems Inc ‘A’ *	12,462	21,310
CBIZ Inc *	24,644	171,769
CDI Corp	6,622	64,366
Celadon Group Inc *	12,108	67,199
Cenveo Inc * †	27,139	88,202
Ceradyne Inc *	14,150	256,540
Chart Industries Inc *	15,283	120,430
China Architectural Engineering Inc * †	11,500	11,270
China BAK Battery Inc * †	18,900	32,319
China Fire & Security Group Inc * †	7,000	55,020
CIRCOR International Inc	8,995	202,567
CLARCOR Inc †	27,205	685,294
Clean Harbors Inc *	10,605	509,040
Coleman Cable Inc *	4,205	8,957
Colfax Corp *	12,400	85,188
Columbus McKinnon Corp *	10,360	90,339
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Comfort Systems USA Inc	21,608	$224,075
Commercial Vehicle Group Inc *	10,775	5,926
COMSYS IT Partners Inc *	8,094	17,888
Consolidated Graphics Inc *	4,766	60,624
Cornell Cos Inc *	5,452	89,249
CoStar Group Inc * †	10,546	319,016
Courier Corp	5,242	79,521
CRA International Inc *	5,637	106,427
Cubic Corp	7,977	202,057
Curtiss-Wright Corp †	24,121	676,594
Deluxe Corp	28,723	276,602
Dollar Thrifty Automotive Group Inc * †	5,412	6,711
Ducommun Inc	6,100	88,694
Duff & Phelps Corp ‘A’ *	5,038	79,348
DXP Enterprises Inc *	4,300	44,419
Dycom Industries Inc *	22,242	128,781
Dynamex Inc *	4,640	60,691
Dynamic Materials Corp †	6,805	62,334
DynCorp International Inc ‘A’ *	12,707	169,384
Eagle Bulk Shipping Inc †	24,270	103,148
EMCOR Group Inc * †	36,516	626,980
Encore Wire Corp †	9,879	211,707
Ener1 Inc * †	20,500	105,985
Energy Conversion Devices Inc * †	24,314	322,647
Energy Recovery Inc * †	6,800	51,680
EnergySolutions Inc	17,797	153,944
EnerNOC Inc * †	5,902	85,815
EnerSys * †	14,775	179,073
Ennis Inc	13,224	117,165
EnPro Industries Inc * †	10,806	184,783
ESCO Technologies Inc *	14,009	542,148
Esterline Technologies Corp *	15,903	321,082
Evergreen Solar Inc * †	77,020	164,053
Exponent Inc *	7,811	197,853
Federal Signal Corp	26,590	140,129
First Advantage Corp ‘A’ *	6,311	86,966
Flanders Corp *	8,000	32,320
Flow International Corp *	18,816	30,482
Force Protection Inc * †	36,816	176,717
Forward Air Corp	15,575	252,782
Franklin Electric Co Inc †	12,499	276,603
FreightCar America Inc	6,086	106,688
Fuel Tech Inc * †	9,882	103,366
FuelCell Energy Inc * †	39,385	94,524
Furmanite Corp *	19,400	60,334
Fushi Copperweld Inc *	7,800	37,440
G&K Services Inc ‘A’	10,532	199,160
Genco Shipping & Trading Ltd †	12,208	150,647
GenCorp Inc * †	27,679	58,679
Genesee & Wyoming Inc ‘A’ *	16,428	349,095
GeoEye Inc * †	9,680	191,180
Gibraltar Industries Inc †	15,529	73,297
GrafTech International Ltd *	64,391	396,649
Graham Corp †	5,100	45,747
Granite Construction Inc †	17,484	655,300
Great Lakes Dredge & Dock Corp	23,428	70,518
Griffon Corp * †	28,104	210,780
GT Solar International Inc * †	14,700	97,608
H&E Equipment Services Inc *	9,026	59,120
Harbin Electic Inc * †	3,100	19,065
Hawaiian Holdings Inc *	21,300	79,449
Healthcare Services Group Inc †	22,333	334,325
Heartland Express Inc †	29,436	435,947
HEICO Corp †	11,812	287,032
Heidrick & Struggles International Inc †	9,330	165,514
Herley Industries Inc * †	8,100	96,876
Herman Miller Inc	31,139	331,942
Hexcel Corp *	51,680	339,538
Hill International Inc *	12,600	38,304
HNI Corp †	24,000	249,600
Horizon Lines Inc ‘A’ †	16,135	48,889
Houston Wire & Cable Co †	9,638	74,694
Hub Group Inc ‘A’ *	19,891	338,147
Hudson Highland Group Inc * †	12,742	14,144
Hurco Cos Inc * †	3,064	32,570
Huron Consulting Group Inc * †	11,065	469,488
ICF International Inc *	3,600	82,692
ICT Group Inc *	4,057	22,597
II-VI Inc *	13,156	226,020
InnerWorkings Inc * †	17,055	72,825
Insituform Technologies Inc ‘A’ * †	19,192	300,163
Insteel Industries Inc †	9,478	65,967
Integrated Electrical Services Inc * †	4,764	43,448
Interface Inc ‘A’	29,567	88,405
Interline Brands Inc *	18,593	156,739
International Shipholding Corp	3,200	62,944
JetBlue Airways Corp * †	90,094	328,843
Kadant Inc *	6,948	80,041
Kaman Corp	14,289	179,184
Kaydon Corp †	18,309	500,385
Kelly Services Inc ‘A’	14,150	113,908
Key Technology Inc *	3,500	30,800
Kforce Inc *	16,417	115,412
Kimball International Inc ‘B’ †	18,693	122,626
Knight Transportation Inc	30,845	467,610
Knoll Inc †	25,487	156,235
Korn/Ferry International * †	24,240	219,614
K-Tron International Inc * †	1,300	78,871
LaBarge Inc *	6,300	52,731
Ladish Co Inc *	8,142	59,111
Lawson Products Inc	2,346	28,551
Layne Christensen Co * †	10,377	166,758
LB Foster Co ‘A’ *	5,522	137,111
LECG Corp *	13,754	34,935
Lindsay Corp †	6,169	166,563
LMI Aerospace Inc *	5,300	38,372
LSI Industries Inc	10,216	52,817
Lydall Inc *	10,000	29,700
M&F Worldwide Corp *	6,921	81,045
Marten Transport Ltd *	7,741	144,602
MasTec Inc *	24,975	301,948
McGrath RentCorp	12,724	200,530
Medis Technologies Ltd *	13,433	5,911
Metalico Inc * †	13,000	22,100
Met-Pro Corp	9,200	74,980
Michael Baker Corp *	3,604	93,704
Microvision Inc * †	34,700	44,763
Mine Safety Appliances Co †	16,929	338,919
Mobile Mini Inc * †	19,218	221,391
Moog Inc ‘A’ * †	23,435	535,958
MPS Group Inc *	52,047	309,680
Mueller Industries Inc	20,003	433,865
Mueller Water Products Inc ‘A’	61,373	202,531
Multi-Color Corp	4,980	60,905
NACCO Industries Inc ‘A’	3,085	83,850
Navigant Consulting Inc *	25,954	339,219
NCI Building Systems Inc * †	10,544	23,408
NN Inc	9,700	12,222
Nordson Corp †	18,079	513,986
Northwest Pipe Co *	4,883	139,019
Odyssey Marine Exploration Inc * †	25,484	86,391
Old Dominion Freight Line Inc * †	14,624	343,518
Omega Flex Inc	1,400	22,554
On Assignment Inc *	19,124	51,826
Orbital Sciences Corp *	31,539	374,999
Orion Energy Systems Inc *	4,417	19,479
Orion Marine Group Inc *	12,400	162,440
Otter Tail Corp †	18,650	411,232
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Pacer International Inc	18,629	$65,202
Park-Ohio Holdings Corp *	4,113	13,408
Patriot Transportation Holding Inc *	827	51,539
Perini Corp *	26,991	331,989
Pike Electric Corp *	9,014	83,380
Plug Power Inc * †	48,400	42,108
PMFG Inc * †	6,900	54,372
Polypore International Inc *	7,792	31,324
Powell Industries Inc *	3,933	138,874
Power-One Inc * †	41,415	36,445
PowerSecure International Inc * †	10,800	36,936
Preformed Line Products Co †	1,271	47,840
PRG-Schultz International Inc *	9,400	26,696
Protection One Inc *	3,350	10,686
Quanex Building Products Corp	20,630	156,788
Raven Industries Inc	8,910	185,150
RBC Bearings Inc *	11,694	178,684
Regal-Beloit Corp †	17,394	532,952
Republic Airways Holdings Inc *	17,697	114,677
Resources Connection Inc * †	24,546	370,154
Robbins & Myers Inc	15,145	229,750
Rollins Inc †	23,093	396,045
RSC Holdings Inc * †	25,788	135,645
Rush Enterprises Inc ‘A’ *	18,627	166,153
Saia Inc *	7,555	90,282
Sauer-Danfoss Inc	5,528	13,488
Schawk Inc †	7,451	45,004
School Specialty Inc * †	10,665	187,597
Seaboard Corp	180	181,800
Simpson Manufacturing Co Inc †	20,022	360,796
SkyWest Inc	32,233	400,979
Spherion Corp *	27,729	57,676
Standard Parking Corp *	4,690	76,916
Standex International Corp	6,977	64,188
Stanley Inc *	4,402	111,767
Sterling Construction Co Inc *	6,800	121,312
Sun Hydraulics Corp †	5,921	86,506
SYKES Enterprises Inc *	18,173	302,217
TAL International Group Inc †	8,128	59,497
Taser International Inc * †	34,744	162,602
TBS International Ltd ‘A’ * (Bermuda)	4,591	33,744
Team Inc *	10,023	117,470
Tecumseh Products Co ‘A’ *	8,834	39,930
Teledyne Technologies Inc *	19,033	507,800
Tennant Co †	8,937	83,740
Tetra Tech Inc *	31,702	646,087
Textainer Group Holdings Ltd (Bermuda)	4,941	33,352
The Advisory Board Co *	8,166	135,392
The Geo Group Inc *	27,466	363,924
The Gorman-Rupp Co †	7,359	145,708
The Greenbrier Cos Inc †	8,000	29,280
The Middleby Corp * †	9,822	318,527
The Standard Register Co †	9,323	42,699
Thermadyne Holdings Corp *	7,500	15,900
Titan International Inc	18,467	92,889
Titan Machinery Inc *	3,545	31,870
TransDigm Group Inc * †	17,869	586,818
Tredegar Corp †	13,368	218,299
Trex Co Inc * †	8,432	64,336
Trimas Corp *	7,133	12,483
Triumph Group Inc	8,849	338,032
TrueBlue Inc *	23,947	197,563
Twin Disc Inc	4,786	33,119
UAL Corp * †	74,900	335,552
Ultralife Corp * †	6,800	52,564
Ultrapetrol Bahamas Ltd * (Bahamas)	14,605	39,434
United Capital Corp *	700	12,075
United Stationers Inc *	12,392	347,967
Universal Forest Products Inc †	9,262	246,462
Universal Truckload Services Inc	3,042	43,622
US Airways Group Inc *	58,500	148,005
Valence Technology Inc *	26,400	56,232
Viad Corp	11,010	155,461
Vicor Corp	9,878	48,303
Volt Information Sciences Inc *	6,811	45,293
VSE Corp	2,200	58,740
Wabash National Corp	17,061	20,985
Waste Connections Inc *	42,930	1,103,301
Waste Services Inc *	11,076	47,405
Watsco Inc †	12,543	426,838
Watson Wyatt Worldwide Inc ‘A’	22,536	1,112,602
Watts Water Technologies Inc ‘A’ †	15,774	308,539
Werner Enterprises Inc †	22,259	336,556
Westinghouse Air Brake Technologies Corp †	26,080	687,990
Woodward Governor Co	31,653	353,881
Xerium Technologies Inc * †	11,511	7,482
YRC Worldwide Inc * †	30,800	138,292

		51,776,616

Information Technology - 18.1%

3Com Corp * †	219,832	679,281
3PAR Inc *	16,049	105,442
ACI Worldwide Inc *	19,017	356,569
Acme Packet Inc *	15,131	91,845
Actel Corp *	13,562	137,247
Actuate Corp *	27,664	84,652
Acxiom Corp	33,400	247,160
Adaptec Inc *	64,808	155,539
ADTRAN Inc †	29,720	481,761
Advanced Analogic Technologies Inc * †	25,873	93,143
Advanced Energy Industries Inc *	18,874	142,121
Advent Software Inc * †	8,802	293,195
Agilysys Inc	12,169	52,327
Airvana Inc * †	12,100	70,785
American Software Inc ‘A’	14,300	75,361
Amkor Technology Inc * †	59,959	160,690
ANADIGICS Inc * †	33,699	69,757
Anaren Inc *	7,848	85,857
Anixter International Inc * †	16,144	511,442
Applied Micro Circuits Corp *	32,941	160,093
ArcSight Inc *	2,800	35,756
Ariba Inc *	45,944	401,091
ARRIS Group Inc * †	65,984	486,302
Art Technology Group Inc *	69,318	176,761
Aruba Networks Inc *	30,794	96,693
AsiaInfo Holdings Inc *	17,948	302,424
Asyst Technologies Inc * †	27,556	7,716
Atheros Communications Inc * †	31,064	455,398
ATMI Inc * †	17,364	267,927
AuthenTec Inc *	14,882	22,025
Avanex Corp * †	6,550	11,462
Avid Technology Inc * †	16,272	148,726
Avocent Corp * †	23,841	289,430
Axcelis Technologies Inc *	52,543	19,966
Bankrate Inc * †	6,573	163,996
Bel Fuse Inc ‘B’ †	5,997	80,600
Benchmark Electronics Inc *	36,362	407,254
BigBand Networks Inc *	18,516	121,280
Black Box Corp	9,504	224,389
Blackbaud Inc	24,146	280,335
Blackboard Inc * †	16,723	530,788
Blue Coat Systems Inc * †	17,768	213,394
Bookham Inc * †	60,800	26,144
Bottomline Technologies Inc *	10,914	71,814
Brightpoint Inc * †	27,688	118,505
Brooks Automation Inc *	35,232	162,420
Cabot Microelectronics Corp * †	12,206	293,310
CACI International Inc ‘A’ *	16,252	593,035
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Callidus Software Inc *	18,500	$53,650
Cass Information Systems Inc †	3,566	115,645
Cavium Networks Inc * †	16,361	188,806
Ceva Inc *	12,300	89,544
Checkpoint Systems Inc *	21,828	195,797
China Information Security Technology Inc * †	11,600	36,656
China Security & Surveillance Technology Inc * †	14,500	55,680
Chordiant Software Inc *	15,299	46,356
CIBER Inc *	29,750	81,218
Cirrus Logic Inc *	34,926	131,322
Cogent Inc *	22,036	262,228
Cognex Corp	21,294	284,275
Cogo Group Inc * †	12,780	85,370
Coherent Inc *	12,700	219,075
Cohu Inc	12,762	91,886
Commvault Systems Inc *	23,002	252,332
Compellent Technologies Inc *	8,389	91,021
comScore Inc *	10,469	126,570
Comtech Telecommunications Corp *	14,577	361,072
Comverge Inc * †	11,676	81,148
Concur Technologies Inc * †	23,264	446,436
Constant Contact Inc *	10,911	152,645
CPI International Inc *	3,882	36,491
Cray Inc *	17,854	62,489
CSG Systems International Inc * †	18,328	261,724
CTS Corp	18,505	66,803
CyberSource Corp * †	37,171	550,503
Cymer Inc * †	15,838	352,554
Daktronics Inc †	18,705	122,518
Data Domain Inc * †	17,743	223,030
DealerTrack Holdings Inc *	22,155	290,231
Deltek Inc *	4,314	18,680
DemandTec Inc *	10,200	89,250
DG FastChannel Inc *	9,049	169,850
Dice Holdings Inc *	8,619	23,961
Digi International Inc *	13,854	106,260
Digimarc Corp * †	3,113	30,258
Digital River Inc *	19,823	591,122
Diodes Inc *	15,477	164,211
DivX Inc *	12,814	64,454
Double-Take Software Inc *	10,303	69,648
DSP Group Inc *	10,914	47,148
DTS Inc * †	9,430	226,886
EarthLink Inc * †	59,109	388,346
Ebix Inc * †	3,300	82,005
Echelon Corp * †	16,453	133,105
Electro Rent Corp	12,186	117,473
Electro Scientific Industries Inc *	15,090	89,333
Electronics for Imaging Inc *	28,635	280,623
Elixir Gaming Technologies Inc * †	44,300	4,873
EMCORE Corp * †	42,000	31,500
EMS Technologies Inc *	8,376	146,245
Emulex Corp *	45,482	228,774
Entegris Inc *	59,202	50,914
Entropic Communications Inc * †	800	592
Entrust Inc *	37,200	56,172
Epicor Software Corp *	31,906	121,562
EPIQ Systems Inc *	19,662	354,506
Euronet Worldwide Inc * †	26,118	341,101
Exar Corp *	22,063	137,673
ExlService Holdings Inc *	8,392	72,339
Extreme Networks Inc *	54,062	82,174
Fair Isaac Corp †	26,200	368,634
FalconStor Software Inc * †	21,917	52,382
FARO Technologies Inc *	9,009	121,081
FEI Co *	19,615	302,659
Finisar Corp * †	220,859	97,178
FormFactor Inc * †	26,307	474,052
Forrester Research Inc *	7,950	163,452
Gartner Inc * †	32,711	360,148
Gerber Scientific Inc *	11,659	27,865
Gevity HR Inc	13,442	53,096
Global Cash Access Holdings Inc *	20,711	79,116
Globecomm Systems Inc *	12,400	71,796
GSI Commerce Inc * †	12,651	165,728
Guidance Software Inc *	6,100	24,888
Harmonic Inc *	50,660	329,290
Harris Stratex Networks Inc ‘A’ *	12,757	49,114
Heartland Payment Systems Inc	13,174	87,080
Hittite Microwave Corp * †	10,598	330,658
HSW International Inc * †	13,661	2,254
Hughes Communications Inc *	3,498	42,081
Hutchinson Technology Inc * †	11,352	29,515
Hypercom Corp *	29,618	28,433
i2 Technologies Inc * †	7,139	56,398
ICx Technologies Inc *	6,700	27,135
iGate Corp	11,004	35,653
Imation Corp †	15,376	117,626
Immersion Corp *	13,061	38,269
Infinera Corp * †	49,960	369,704
infoGROUP Inc *	16,478	68,548
Informatica Corp * †	47,590	631,043
InfoSpace Inc *	18,524	96,325
Insight Enterprises Inc *	26,000	79,560
Integral Systems Inc *	8,624	74,166
Interactive Intelligence Inc *	7,083	64,172
InterDigital Inc * †	24,462	631,609
Intermec Inc *	33,083	344,063
Internap Network Services Corp *	27,997	75,312
Internet Brands Inc ‘A’ * †	13,700	80,419
Internet Capital Group Inc * †	19,526	78,690
Intevac Inc *	11,675	60,827
IPG Photonics Corp *	10,352	87,164
Isilon Systems Inc * †	15,968	35,130
Ixia * †	22,178	114,660
IXYS Corp	12,352	99,557
j2 Global Communications Inc *	23,982	524,966
Jack Henry & Associates Inc	40,284	657,435
JDA Software Group Inc *	13,871	160,210
Kenexa Corp *	12,065	65,030
Keynote Systems Inc *	7,449	59,071
Kopin Corp *	41,600	96,512
Kulicke & Soffa Industries Inc * †	29,757	77,963
L-1 Identity Solutions Inc * †	38,161	195,003
Lattice Semiconductor Corp * †	62,475	86,216
Lawson Software Inc * †	65,801	279,654
Limelight Networks Inc * †	12,470	41,775
Liquidity Services Inc *	8,944	62,519
Littelfuse Inc * †	12,003	131,913
LoopNet Inc * †	17,131	104,156
Loral Space & Communications Inc *	5,777	123,397
LTX-Credence Corp *	72,068	20,179
Macrovision Solutions Corp * †	44,471	791,139
Magma Design Automation Inc * †	23,348	17,511
Manhattan Associates Inc * †	12,509	216,656
ManTech International Corp ‘A’ *	11,017	461,612
Marchex Inc ‘B’ †	13,152	45,243
Mattson Technology Inc * †	27,415	23,056
MAXIMUS Inc	9,278	369,821
Maxwell Technologies Inc * †	9,900	68,805
Measurement Specialties Inc *	7,218	29,522
Mentor Graphics Corp *	48,848	216,885
MercadoLibre Inc * †	13,952	258,810
Mercury Computer Systems Inc *	12,598	69,667
Methode Electronics Inc	20,454	73,225
Micrel Inc	26,254	184,828
MICROS Systems Inc * †	43,871	822,581
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Microsemi Corp * †	43,923	$509,507
MicroStrategy Inc ‘A’ *	4,805	164,283
Microtune Inc *	29,492	53,675
MIPS Technologies Inc *	21,953	64,322
MKS Instruments Inc *	26,772	392,745
ModusLink Global Solutions Inc *	24,791	64,209
Monolithic Power Systems Inc *	14,074	218,147
Monotype Imaging Holdings Inc *	9,243	34,569
Move Inc *	71,304	103,391
MRV Communications Inc * †	80,077	24,824
MSC Software Corp *	24,410	137,672
MTS Systems Corp	9,798	222,905
Multi-Fineline Electronix Inc *	4,706	79,249
NCI Inc *	3,500	91,000
Ness Technologies Inc *	21,117	62,295
Net 1 U.E.P.S. Technologies Inc *	26,353	400,829
Netezza Corp *	22,093	150,232
NETGEAR Inc *	18,955	228,408
Netlogic Microsystems Inc * †	8,845	243,061
NetScout Systems Inc *	15,800	113,128
NetSuite Inc * †	3,559	40,074
Neutral Tandem Inc *	8,958	220,456
Newport Corp * †	20,973	92,701
NextWave Wireless Inc * †	29,142	4,663
NIC Inc	19,818	103,054
Novatel Wireless Inc * †	15,451	86,835
NVE Corp * †	2,200	63,382
Omniture Inc * †	34,625	456,704
OmniVision Technologies Inc *	26,375	177,240
Online Resources Corp *	15,085	63,508
OpenTV Corp ‘A’ * (United Kingdom)	47,356	71,508
Oplink Communications Inc * †	10,583	81,489
OPNET Technologies Inc * †	8,200	71,094
OpNext Inc *	8,476	14,494
Orbcomm Inc * †	14,357	21,105
OSI Systems Inc *	7,869	120,081
Palm Inc * †	56,266	485,013
Parametric Technology Corp *	61,720	615,966
Park Electrochemical Corp	11,261	194,590
ParkerVision Inc * †	13,700	23,153
PC Connection Inc *	5,270	20,026
PC Mall Inc *	6,900	31,326
PCTEL Inc	12,200	52,460
Pegasystems Inc	6,979	129,600
Perficient Inc * †	17,268	93,247
Pericom Semiconductor Corp *	11,846	86,594
Perot Systems Corp ‘A’ *	46,484	598,714
Phoenix Technologies Ltd *	11,800	19,116
Photronics Inc *	22,439	21,541
Plantronics Inc	26,358	318,141
Plexus Corp *	21,481	296,867
PLX Technology Inc *	14,507	31,480
PMC-Sierra Inc *	115,704	738,192
Polycom Inc *	46,134	710,002
Power Integrations Inc †	15,600	268,320
Powerwave Technologies Inc *	73,034	43,382
Presstek Inc *	17,100	35,397
Progress Software Corp *	23,043	400,026
PROS Holdings Inc *	7,921	36,833
QAD Inc †	6,894	17,442
Quality Systems Inc †	9,231	417,703
Quantum Corp *	102,144	69,468
Quest Software Inc *	35,400	448,872
Rackable Systems Inc *	15,982	64,887
Rackspace Hosting Inc * †	7,900	59,171
Radiant Systems Inc *	14,266	62,913
RadiSys Corp * †	12,062	73,096
RealNetworks Inc *	50,339	117,290
Renaissance Learning Inc †	4,266	38,266
RF Micro Devices Inc * †	146,034	194,225
RightNow Technologies Inc * †	14,966	113,293
Rimage Corp *	5,181	69,166
Riverbed Technology Inc * †	29,700	388,476
Rofin-Sinar Technologies Inc *	16,548	266,754
Rogers Corp *	9,009	170,090
Rubicon Technology Inc * †	6,538	34,717
Rudolph Technologies Inc *	15,478	46,898
S1 Corp *	26,781	137,922
Safeguard Scientifics Inc *	61,132	39,736
Sanmina-SCI Corp * †	301,244	91,879
Sapient Corp *	47,217	211,060
SAVVIS Inc * †	21,591	133,648
ScanSource Inc * †	14,105	262,071
SeaChange International Inc * †	16,641	95,187
Semitool Inc *	11,171	31,055
Semtech Corp *	32,456	433,288
ShoreTel Inc *	25,660	110,595
Sigma Designs Inc *	14,313	178,054
Silicon Image Inc *	41,576	99,782
Silicon Storage Technology Inc *	46,391	76,545
SiRF Technology Holdings Inc * †	32,786	75,408
Skyworks Solutions Inc * †	86,120	694,127
SMART Modular Technologies Inc * (Cayman)	24,618	33,973
Smith Micro Software Inc * †	16,301	85,254
Solera Holdings Inc *	29,267	725,236
Sonic Solutions Inc * †	12,260	14,712
SonicWALL Inc * †	28,723	128,105
Sonus Networks Inc *	115,119	180,737
Sourcefire Inc *	12,200	88,816
Spansion Inc ‘A’ * †	74,698	9,688
SPSS Inc *	9,835	279,609
SRA International Inc ‘A’ *	22,885	336,410
Standard Microsystems Corp *	12,031	223,777
Starent Networks Corp * †	16,057	253,861
STEC Inc * †	15,000	110,550
Stratasys Inc * †	11,081	91,640
SuccessFactors Inc * †	12,429	94,833
Super Micro Computer Inc *	12,135	59,704
Supertex Inc *	6,161	142,319
SupportSoft Inc *	28,500	54,720
Switch & Data Facilities Co Inc * †	11,943	104,740
Sybase Inc * †	41,947	1,270,575
Sycamore Networks Inc *	104,243	278,329
Symmetricom Inc * †	25,511	89,289
Symyx Technologies Inc *	18,647	82,979
Synaptics Inc * †	17,849	477,639
Synchronoss Technologies Inc * †	11,549	141,591
SYNNEX Corp * †	9,356	184,033
Syntel Inc †	6,458	132,906
Take-Two Interactive Software Inc *	41,330	345,106
Taleo Corp ‘A’ * †	13,476	159,286
Technitrol Inc	21,225	36,295
TechTarget Inc * †	7,163	17,191
Techwell Inc *	7,573	47,786
Tekelec * †	35,789	473,488
TeleCommunication Systems Inc ‘A’ *	18,200	166,894
TeleTech Holdings Inc *	20,540	223,681
Terremark Worldwide Inc * †	26,381	70,965
Tessera Technologies Inc *	25,983	347,393
The Hackett Group Inc *	24,600	49,692
The Knot Inc *	15,668	128,478
The Ultimate Software Group Inc * †	13,258	228,833
TheStreet.com Inc †	12,209	24,052
THQ Inc *	35,925	109,212
TIBCO Software Inc *	95,954	563,250
TiVo Inc *	56,203	395,669
TNS Inc *	13,118	107,305
Trident Microsystems Inc *	32,828	47,929
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
TriQuint Semiconductor Inc *	77,168	$190,605
TTM Technologies Inc * †	23,041	133,638
Tyler Technologies Inc * †	20,077	293,727
Ultra Clean Holdings Inc *	10,634	11,378
Ultratech Inc *	12,517	156,337
Unica Corp *	5,532	26,720
United Online Inc	41,551	185,317
Universal Display Corp * †	14,661	134,441
UTStarcom Inc *	63,188	49,287
ValueClick Inc *	46,108	392,379
VASCO Data Security International Inc *	14,921	86,094
Veeco Instruments Inc * †	15,583	103,939
VeriFone Holdings Inc * †	38,200	259,760
ViaSat Inc *	14,229	296,248
Vignette Corp *	13,302	88,857
Virtusa Corp *	5,800	35,960
VistaPrint Ltd * † (Bermuda)	23,831	655,114
Vocus Inc * †	8,655	115,025
Volterra Semiconductor Corp *	13,416	113,231
Web.com Group Inc *	16,600	55,112
Websense Inc *	24,370	292,440
Wind River Systems Inc *	37,991	243,142
Wright Express Corp *	20,587	375,095
Zoran Corp *	27,842	245,010
Zygo Corp *	8,057	36,982

		62,075,488

Materials - 3.6%

A. Schulman Inc	14,633	198,277
A.M. Castle & Co †	8,924	79,602
AbitibiBowater Inc * †	30,511	16,781
AEP Industries Inc *	2,878	43,947
Allied Nevada Gold Corp *	24,000	140,400
AMCOL International Corp †	14,061	208,665
American Vanguard Corp †	9,533	122,976
Arch Chemicals Inc †	13,669	259,164
Balchem Corp	9,351	234,991
Boise Inc * †	19,838	12,101
Brush Engineered Materials Inc *	10,913	151,363
Buckeye Technologies Inc * †	19,692	41,944
Bway Holding Co *	3,500	27,615
Calgon Carbon Corp * †	28,817	408,337
China Direct Inc * †	5,000	6,300
China Precision Steel Inc * †	11,400	13,338
Clearwater Paper Corp *	6,091	48,907
Coeur d’Alene Mines Corp * †	296,466	284,637
Compass Minerals International Inc	17,100	963,927
Deltic Timber Corp	5,783	227,908
Ferro Corp	24,859	35,548
Flotek Industries Inc * †	12,173	19,112
General Moly Inc * †	33,978	36,017
General Steel Holdings Inc * †	4,400	11,528
GenTek Inc * †	4,341	75,924
Glatfelter	23,297	145,373
Graphic Packaging Holding Co *	77,621	67,530
H.B. Fuller Co	26,817	348,621
Haynes International Inc *	6,376	113,620
Headwaters Inc * †	24,217	76,041
Hecla Mining Co * †	111,092	222,184
Horsehead Holding Corp *	18,772	103,246
ICO Inc *	16,900	34,814
Innophos Holdings Inc	6,062	68,379
Innospec Inc	12,519	47,197
Kaiser Aluminum Corp	8,247	190,671
KapStone Paper & Packaging Corp *	11,800	29,028
Koppers Holdings Inc	11,796	171,278
Landec Corp *	12,144	67,642
Louisiana-Pacific Corp †	55,600	123,988
LSB Industries Inc *	9,368	92,650
Mercer International Inc * †	16,148	10,658
Minerals Technologies Inc	9,991	320,212
Myers Industries Inc †	15,768	96,816
Neenah Paper Inc	8,098	29,396
NewMarket Corp	7,238	320,643
NL Industries Inc †	3,764	37,640
Olin Corp	39,326	561,182
Olympic Steel Inc	4,282	64,958
OM Group Inc * †	16,492	318,625
Penford Corp	6,000	21,780
PolyOne Corp *	49,802	115,043
Quaker Chemical Corp	5,800	46,052
Rock-Tenn Co ‘A’	20,881	564,831
Rockwood Holdings Inc *	22,981	182,469
Royal Gold Inc †	15,349	717,719
RTI International Metals Inc * †	11,731	137,253
Schweitzer-Mauduit International Inc	8,757	161,654
Sensient Technologies Corp †	25,814	606,629
ShengdaTech Inc * †	14,480	44,888
Silgan Holdings Inc	13,521	710,393
Solutia Inc *	50,600	94,622
Spartech Corp †	16,527	40,656
Stepan Co	3,284	89,653
Stillwater Mining Co * †	21,146	78,240
Sutor Technology Group Ltd * †	5,500	7,700
Texas Industries Inc †	12,508	312,700
U.S. Concrete Inc * †	18,240	36,480
United States Lime & Minerals Inc * †	900	24,624
Universal Stainless & Alloy *	3,505	33,893
Verso Paper Corp †	9,200	5,888
W.R. Grace & Co *	39,750	251,220
Wausau Paper Corp	24,505	128,896
Westlake Chemical Corp †	10,300	150,689
Worthington Industries Inc †	34,577	301,166
Zep Inc	11,442	117,052
Zoltek Cos Inc * †	14,800	100,788

		12,414,679

Telecommunication Services - 1.3%

Alaska Communications Systems Group Inc †	24,012	160,880
Atlantic Tele-Network Inc	4,731	90,741
Cbeyond Inc * †	12,887	242,662
Centennial Communications Corp *	37,442	309,271
Cincinnati Bell Inc *	121,947	280,478
Cogent Communications Group Inc * †	25,370	182,664
Consolidated Communications Holdings Inc †	11,623	119,252
FairPoint Communications Inc †	49,422	38,549
FiberTower Corp * †	53,508	10,702
General Communication Inc ‘A’ *	26,010	173,747
Global Crossing Ltd * † (Bermuda)	14,987	104,909
Globalstar Inc * †	26,640	9,324
Ibasis Inc *	16,817	11,267
ICO Global Communications Holdings Ltd * †	52,462	18,362
IDT Corp ‘B’ *	7,706	9,170
Iowa Telecommunications Services Inc †	17,267	197,880
iPCS Inc *	8,620	83,700
NTELOS Holdings Corp	16,335	296,317
PAETEC Holding Corp *	67,594	97,335
Premiere Global Services Inc *	33,880	298,822
Shenandoah Telecommunications Co	12,371	282,059
Syniverse Holdings Inc *	27,604	435,039
TerreStar Corp * †	30,800	17,248
tw telecom Inc * †	79,530	695,888
USA Mobility Inc	11,741	108,135
Virgin Mobile USA Inc ‘A’ * †	13,899	17,930
Vonage Holdings Corp * †	28,470	11,835

		4,304,166

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Utilities - 4.6%

ALLETE Inc †	14,254	$380,439
American States Water Co	9,352	339,665
Avista Corp	28,561	393,571
Black Hills Corp	20,223	361,789
Cadiz Inc *	6,097	48,654
California Water Service Group	10,539	441,163
Central Vermont Public Service Corp	5,724	99,025
CH Energy Group Inc †	8,485	397,946
Chesapeake Utilities Corp	4,000	121,920
Cleco Corp	32,417	703,125
Connecticut Water Service Inc	5,300	107,484
Consolidated Water Co Ltd † (Cayman)	7,267	78,847
El Paso Electric Co *	24,185	340,767
IDACORP Inc †	24,164	564,471
ITC Holdings Corp	26,081	1,137,653
MGE Energy Inc	12,083	379,044
Middlesex Water Co	8,300	119,520
New Jersey Resources Corp †	22,240	755,715
Nicor Inc † ‡	23,797	790,774
Northwest Natural Gas Co †	14,244	618,474
NorthWestern Corp	19,291	414,392
Ormat Technologies Inc	9,840	270,206
Piedmont Natural Gas Co Inc †	39,468	1,021,827
PNM Resources Inc	45,738	377,796
Portland General Electric Co	39,247	690,355
SJW Corp †	7,578	192,709
South Jersey Industries Inc	16,015	560,525
Southwest Gas Corp	23,327	491,500
Southwest Water Co †	12,544	53,939
Synthesis Energy Systems Inc * †	11,700	7,722
The Empire District Electric Co	18,112	261,537
The Laclede Group Inc	11,681	455,325
UIL Holdings Corp †	14,004	312,569
UniSource Energy Corp †	18,494	521,346
US Geothermal Inc * †	38,600	27,406
Westar Energy Inc †	55,173	967,183
WGL Holdings Inc	26,450	867,560

		15,673,943

Total Common Stocks (Cost $656,135,409)		339,096,068

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	5,430	50,716

Total Closed-End Mutual Fund (Cost $131,808)		50,716

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $9,759,027; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $9,954,449)	$9,759,000	9,759,000

Total Short-Term Investment (Cost $9,759,000)		9,759,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.7% (Cost $666,026,217)		348,910,984

	Shares
SECURITIES LENDING COLLATERAL - 20.2%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	71,692,133	69,383,646
The Mellon GSL Reinvestment Trust II 0.000% + ¤	3,686,017	36,860

Total Securities Lending Collateral (Cost $75,378,150)		69,420,506

TOTAL INVESTMENTS - 121.9% (Cost $741,404,367)		418,331,490

OTHER ASSETS & LIABILITIES, NET - (21.9%)		(75,145,282)

NET ASSETS - 100.0%		$343,186,208

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $69,420,646 or 20.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $36,860 or less than 0.1% of the net assets were in default as of March 31, 2009.
(d) Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e) The amount of $125,000 in cash and securities with an aggregate market value of $961,692 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Russell 2000 E-Mini (06/09)	90	$3,471,855	$303,817

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 8.9%

Apollo Group Inc ‘A’ * †	60,000	$4,699,800
BorgWarner Inc †	267,800	5,436,340
Carnival Corp † (Panama)	162,400	3,507,840
Comcast Corp ‘A’	378,000	5,155,920
Gannett Co Inc †	96,200	211,640
Hanesbrands Inc * †	264,012	2,526,595
Johnson Controls Inc	298,600	3,583,200
Las Vegas Sands Corp * †	178,100	536,081
Nordstrom Inc †	164,100	2,748,675
Omnicom Group Inc	114,600	2,681,640
Strayer Education Inc †	13,200	2,374,284
Target Corp	238,000	8,184,820
The Walt Disney Co †	179,100	3,252,456
Time Warner Cable Inc †	73,770	1,829,485
Time Warner Inc	122,850	2,371,005
Urban Outfitters Inc * †	233,700	3,825,669
Viacom Inc ‘B’ *	79,900	1,388,662
Wynn Resorts Ltd * †	61,700	1,232,149

		55,546,261

Consumer Staples - 11.7%

Altria Group Inc †	234,600	3,758,292
Costco Wholesale Corp †	86,500	4,006,680
General Mills Inc	109,300	5,451,884
Kimberly-Clark Corp	106,560	4,913,481
Kraft Foods Inc ‘A’	241,256	5,377,596
PepsiCo Inc	277,000	14,259,960
Phillip Morris International Inc	192,100	6,834,918
Sara Lee Corp	1,406,900	11,367,752
The Coca-Cola Co	217,700	9,567,915
Wal-Mart Stores Inc	149,200	7,773,320

		73,311,798

Energy - 10.1%

Baker Hughes Inc †	207,900	5,935,545
Chevron Corp	344,790	23,183,680
Devon Energy Corp	57,300	2,560,737
Diamond Offshore Drilling Inc †	111,800	7,027,748
EOG Resources Inc	52,100	2,852,996
Royal Dutch Shell PLC ADR (United Kingdom)	497,800	22,052,540

		63,613,246

Financials - 10.8%

ACE Ltd (Switzerland)	65,900	2,662,360
Berkshire Hathaway Inc ‘A’ *	35	3,034,500
Hudson City Bancorp Inc	515,200	6,022,688
JPMorgan Chase & Co	568,424	15,108,710
Mercury General Corp	84,400	2,506,680
RenaissanceRe Holdings Ltd (Bermuda)	108,300	5,354,352
The Goldman Sachs Group Inc	238,800	25,317,576
The Progressive Corp *	375,600	5,048,064
Wells Fargo & Co	167,800	2,389,472

		67,444,402

Health Care - 21.1%

Abbott Laboratories	74,200	3,539,340
Allergan Inc	608,180	29,046,677
AstraZeneca PLC ADR † (United Kingdom)	373,200	13,229,940
Baxter International Inc	182,200	9,332,284
Biogen Idec Inc *	186,800	9,792,056
Cardinal Health Inc	143,400	4,514,232
Celgene Corp *	361,100	16,032,840
Cerner Corp * †	166,400	7,316,608
DaVita Inc *	198,700	8,732,865
Forest Laboratories Inc * †	426,700	9,370,332
Gilead Sciences Inc *	141,200	6,540,384
Health Net Inc *	79,700	1,154,056
Medtronic Inc	202,900	5,979,463
Shire Ltd ADR (United Kingdom)	207,400	7,453,956

		132,035,033

Industrials - 10.2%

Danaher Corp †	109,600	5,942,512
FedEx Corp	95,400	4,244,346
First Solar Inc * †	32,000	4,246,400
Fluor Corp †	111,800	3,862,690
General Electric Co	953,300	9,637,863
Illinois Tool Works Inc †	184,000	5,676,400
Iron Mountain Inc * †	247,000	5,475,990
Jacobs Engineering Group Inc *	78,300	3,027,078
Monster Worldwide Inc * †	114,700	934,805
Union Pacific Corp	79,400	3,264,134
United Parcel Service Inc ‘B’	358,000	17,620,760

		63,932,978

Information Technology - 14.2%

Agilent Technologies Inc *	287,800	4,423,486
Apple Inc *	103,600	10,890,432
Brocade Communications Systems Inc *	530,300	1,829,535
Cisco Systems Inc *	687,800	11,534,406
Google Inc ‘A’ *	41,700	14,514,102
Jabil Circuit Inc	1,144,400	6,362,864
Lam Research Corp * †	182,900	4,164,633
Maxim Integrated Products Inc	331,800	4,383,078
NetApp Inc * †	474,200	7,037,128
Oracle Corp *	250,900	4,533,763
Paychex Inc †	61,100	1,568,437
QUALCOMM Inc	205,700	8,003,787
Visa Inc ‘A’ †	153,400	8,529,040
Yahoo! Inc *	76,000	973,560

		88,748,251

Materials - 4.4%

Air Products & Chemicals Inc	49,000	2,756,250
Allegheny Technologies Inc †	123,800	2,714,934
Barrick Gold Corp (NYSE) (Canada)	136,200	4,415,604
Cliffs Natural Resources Inc	79,800	1,449,168
Monsanto Co	38,400	3,191,040
Nucor Corp	112,300	4,286,491
Potash Corp of Saskatchewan Inc (Canada)	54,200	4,379,902
Vulcan Materials Co †	94,400	4,180,976

		27,374,365

Telecommunication Services - 5.1%

American Tower Corp ‘A’ * †	537,600	16,359,168
AT&T Inc	492,800	12,418,560
tw telecom Inc * †	386,285	3,379,994

		32,157,722

Utilities - 1.6%

American Water Works Co Inc	174,600	3,359,304
CMS Energy Corp †	360,300	4,265,952
Edison International	72,100	2,077,201

		9,702,457

Total Common Stocks (Cost $839,737,799)		613,866,513

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.8%

Standard & Poor’s Depository Receipts Trust 1	60,000	$4,766,400

Total Exchange-Traded Fund (Cost $5,572,848)		4,766,400

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $12,827,036; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $13,088,453)	$12,827,000	12,827,000

Total Short-Term Investment (Cost $12,827,000)		12,827,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.9% (Cost $858,137,647)		631,459,913

	Shares
SECURITIES LENDING COLLATERAL - 11.8%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	76,182,325	73,729,254
The Mellon GSL Reinvestment Trust II 0.000% + ¤	2,434,696	24,347

Total Securities Lending Collateral (Cost $78,617,021)		73,753,601

TOTAL INVESTMENTS - 112.7% (Cost $936,754,668)		705,213,514

OTHER ASSETS & LIABILITIES, NET - (12.7%)		(79,368,883)

NET ASSETS - 100.0%		$625,844,631

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $73,753,601 or 11.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $24,347 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 10.5%

Apollo Group Inc ‘A’ *	3,600	$281,988
Best Buy Co Inc	19,800	751,608
Johnson Controls Inc †	30,600	367,200
Las Vegas Sands Corp * †	75,700	227,857
Lowe’s Cos Inc	37,900	691,675
Omnicom Group Inc	64,200	1,502,280
Target Corp	111,760	3,843,426
The Home Depot Inc †	22,300	525,388
The Walt Disney Co	19,700	357,752
Time Warner Cable Inc †	35,005	868,127
Time Warner Inc	78,503	1,515,114
Urban Outfitters Inc *	17,900	293,023
Viacom Inc ‘B’ *	37,800	656,964

		11,882,402

Consumer Staples - 8.8%

Avon Products Inc	32,600	626,898
Costco Wholesale Corp	25,000	1,158,000
Energizer Holdings Inc * †	19,100	949,079
PepsiCo Inc	71,800	3,696,264
Phillip Morris International Inc	17,700	629,766
Wal-Mart Stores Inc	55,200	2,875,920

		9,935,927

Energy - 3.8%

Baker Hughes Inc †	23,100	659,505
Diamond Offshore Drilling Inc †	9,500	597,170
EOG Resources Inc	8,700	476,412
Marathon Oil Corp	47,100	1,238,259
Schlumberger Ltd (Netherlands)	33,700	1,368,894

		4,340,240

Financials - 6.9%

Berkshire Hathaway Inc ‘A’ *	7	606,900
Hudson City Bancorp Inc	85,800	1,003,002
JPMorgan Chase & Co	34,300	911,694
RenaissanceRe Holdings Ltd (Bermuda)	11,100	548,784
The Goldman Sachs Group Inc	34,600	3,668,292
The Progressive Corp *	81,200	1,091,328

		7,830,000

Health Care - 20.5%

Allergan Inc	53,200	2,540,832
Baxter International Inc	47,000	2,407,340
Biogen Idec Inc * †	29,200	1,530,664
Cardinal Health Inc	14,500	456,460
Celgene Corp *	67,200	2,983,680
Cerner Corp * †	98,300	4,322,251
DaVita Inc *	42,800	1,881,060
Gilead Sciences Inc *	36,600	1,695,312
Health Net Inc *	24,400	353,312
Medtronic Inc	71,800	2,115,946
Shire Ltd ADR (United Kingdom)	41,200	1,480,728
Teva Pharmaceutical Industries Ltd ADR † (Israel)	19,336	871,087
UnitedHealth Group Inc	26,800	560,924

		23,199,596

Industrials - 12.6%

Danaher Corp †	38,400	2,082,048
Emerson Electric Co	18,200	520,156
FedEx Corp	5,600	249,144
First Solar Inc * †	18,500	2,454,950
Fluor Corp	46,200	1,596,210
General Electric Co	69,100	698,601
Illinois Tool Works Inc	46,200	1,425,270
Iron Mountain Inc * †	54,200	1,201,614
Monster Worldwide Inc * †	64,600	526,490
Southwest Airlines Co	83,064	525,795
SunPower Corp ‘A’ * †	19,900	473,222
United Parcel Service Inc ‘B’	42,800	2,106,616
W.W. Grainger Inc	6,000	421,080

		14,281,196

Information Technology - 26.2%

Adobe Systems Inc *	60,800	1,300,512
Agilent Technologies Inc *	92,486	1,421,510
Altera Corp	40,800	716,040
Apple Inc *	22,300	2,344,176
Broadcom Corp ‘A’ *	85,300	1,704,294
Brocade Communications Systems Inc *	387,700	1,337,565
Cisco Systems Inc *	192,430	3,227,051
eBay Inc *	46,600	585,296
Google Inc ‘A’ *	13,570	4,723,174
International Business Machines Corp	3,500	339,115
Jabil Circuit Inc	39,200	217,952
Maxim Integrated Products Inc	35,700	471,597
NetApp Inc *	43,000	638,120
Nintendo Co Ltd ADR (Japan)	17,000	612,092
Nortel Networks Corp * (Canada)	3	1
Oracle Corp *	13,100	236,717
Paychex Inc	80,200	2,058,734
QUALCOMM Inc	76,760	2,986,732
SAP AG ADR † (Germany)	12,700	448,183
Seagate Technology LLC - Escrow Shares * + ж (Cayman)	17,600	1,760
Visa Inc ‘A’	23,600	1,312,160
Yahoo! Inc *	226,500	2,901,465

		29,584,246

Materials - 3.2%

Allegheny Technologies Inc †	49,200	1,078,956
Cliffs Natural Resources Inc	25,700	466,712
Ecolab Inc	20,600	715,438
Monsanto Co	12,700	1,055,370
Vulcan Materials Co †	7,500	332,175

		3,648,651

Telecommunication Services - 3.2%

American Tower Corp ‘A’ *	104,500	3,179,935
Level 3 Communications Inc * †	260,100	239,292
tw telecom Inc *	16,200	141,750

		3,560,977

Total Common Stocks (Cost $145,730,980)		108,263,235

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 5.1%

Repurchase Agreement - 5.1%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $5,783,016; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $5,901,911)	$5,783,000	$5,783,000

Total Short-Term Investment (Cost $5,783,000)		5,783,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.8% (Cost $151,513,980)		114,046,235

	Shares
SECURITIES LENDING COLLATERAL - 13.5%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	15,711,365	15,205,459
The Mellon GSL Reinvestment Trust II 0.000% + ¤	516,583	5,166

Total Securities Lending Collateral (Cost $16,227,948)		15,210,625

TOTAL INVESTMENTS - 114.3% (Cost $167,741,928)		129,256,860

OTHER ASSETS & LIABILITIES, NET - (14.3%)		(16,151,599)

NET ASSETS - 100.0%		$113,105,261

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $15,212,385 or 13.5% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $5,166 or less than 0.1% of the net assets were in default as of March 31, 2009.
(d) Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund	1,168,743	$13,510,669

TOTAL INVESTMENTS - 100.0% (Cost $13,322,115)		13,510,669

OTHER ASSETS & LIABILITIES, NET - 0.0%		4,604

NET ASSETS - 100.0%		$13,515,273

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	47,140,632	$1,063,021,245

TOTAL INVESTMENTS - 100.0% (Cost $1,862,073,530)		1,063,021,245

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(505,815)

NET ASSETS - 100.0%		$1,062,515,430

American Funds Asset Allocation and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”), invests substantially all of their assets in Class 1 shares of the Asset Allocation and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s webpage at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	35,514,226	$1,135,034,677

TOTAL INVESTMENTS - 100.0% (Cost $2,092,856,429)		1,135,034,677

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(365,606)

NET ASSETS - 100.0%		$1,134,669,071

American Funds Growth Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Growth Fund of the American Funds Insurance Series (a “Master Fund”). A Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s webpage at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%

Consumer Discretionary - 13.8%

DISH Network Corp ‘A’ *	2,706,500	$30,069,215
McDonald’s Corp	817,600	44,616,432
News Corp ‘A’	3,667,950	24,281,829
Scripps Networks Interactive Inc ‘A’ †	1,173,900	26,424,489
SES SA FDR + (Luxembourg)	1,390,500	26,541,775
Target Corp	750,400	25,806,256
The Home Depot Inc	1,394,500	32,854,420
Time Warner Cable Inc	416,225	10,322,375
Time Warner Inc	1,658,200	32,003,260

		252,920,051

Consumer Staples - 16.0%

Altria Group Inc	1,643,400	26,327,268
Kimberly-Clark Corp	1,313,700	60,574,707
Kraft Foods Inc ‘A’	1,776,778	39,604,382
Lorillard Inc	493,000	30,437,820
Phillip Morris International Inc	1,436,700	51,117,786
Unilever PLC ADR (United Kingdom)	1,360,400	25,752,372
Wal-Mart Stores Inc	1,126,100	58,669,810

		292,484,145

Energy - 14.3%

Devon Energy Corp	317,700	14,198,013
El Paso Corp †	4,889,800	30,561,250
Exxon Mobil Corp	789,800	53,785,380
Halliburton Co	1,677,100	25,944,737
Royal Dutch Shell PLC ADR (United Kingdom)	632,100	28,002,030
Suncor Energy Inc (Canada)	869,028	19,301,112
Total SA ADR (France)	1,383,980	67,898,059
Transocean Ltd * (Switzerland)	372,020	21,889,657

		261,580,238

Financials - 17.0%

American Express Co	626,190	8,534,970
Bank of America Corp	2,494,600	17,013,172
Capital One Financial Corp †	462,490	5,660,877
JPMorgan Chase & Co	1,894,400	50,353,152
Loews Corp	748,820	16,548,922
Marsh & McLennan Cos Inc	1,487,019	30,112,135
State Street Corp	901,100	27,735,858
The Bank of New York Mellon Corp	922,672	26,065,484
The Chubb Corp	846,200	35,811,184
The PNC Financial Services Group Inc	321,100	9,405,019
The Travelers Cos Inc	1,355,170	55,074,109
Wells Fargo & Co	2,005,640	28,560,313

		310,875,195

Health Care - 7.4%

Abbott Laboratories	576,700	27,508,590
Novartis AG ADR † (Switzerland)	848,800	32,110,104
Pfizer Inc	650,600	8,861,172
Roche Holding AG + (Switzerland)	166,080	22,794,505
UnitedHealth Group Inc	988,260	20,684,282
WellPoint Inc *	612,700	23,264,219

		135,222,872

Industrials - 5.7%

General Electric Co	3,010,920	30,440,401
Raytheon Co †	740,300	28,827,282
The Boeing Co †	435,700	15,502,206
United Technologies Corp	704,400	30,275,112

		105,045,001

Information Technology - 3.7%

EchoStar Corp ‘A’ * †	277,980	4,122,443
International Business Machines Corp	405,000	39,240,450
Microsoft Corp	1,313,500	24,128,995

		67,491,888

Materials - 1.7%

Air Products & Chemicals Inc †	560,300	31,516,875

Telecommunication Services - 8.7%

AT&T Inc	2,754,351	69,409,645
Embarq Corp	760,161	28,772,094
Sprint Nextel Corp *	4,987,219	17,804,372
Verizon Communications Inc	1,466,100	44,276,220

		160,262,331

Utilities - 2.7%

Sempra Energy	1,058,700	48,954,288

Total Common Stocks (Cost $2,369,620,296)		1,666,352,884

	Principal
	Amount
SHORT-TERM INVESTMENTS - 8.7%

Repurchase Agreements - 8.7%

Merrill Lynch & Co Inc 0.090% due 04/01/09 (Dated 03/31/09, repurchase price of $53,711,134; collateralized by Fannie Mae: 5.450% due 10/18/21 and market value $54,785,234)	$53,711,000	53,711,000
Morgan Stanley 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $105,341,293; collateralized by Federal Home Loan Bank: 4.125% due 12/21/12 and market value $107,447,819)	105,341,000	105,341,000

		159,052,000

Total Short-Term Investments (Cost $159,052,000)		159,052,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.7% (Cost $2,528,672,296)		1,825,404,884

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	32,929,798	$31,869,458
The Mellon GSL Reinvestment Trust II 0.000% + ¤	2,290,082	22,901

Total Securities Lending Collateral (Cost $35,219,880)		31,892,359

TOTAL INVESTMENTS - 101.4% (Cost $2,563,892,176)		1,857,297,243

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(25,619,276)

NET ASSETS - 100.0%		$1,831,677,967

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $81,228,639 or 4.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $22,901 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.8%

Consumer Discretionary - 4.0%

Amazon.com Inc * †	9,360	$687,398
Garmin Ltd † (Cayman)	21,290	451,561
Netflix Inc * †	5,330	228,764
Strayer Education Inc †	2,280	410,104

		1,777,827

Health Care - 1.5%

Illumina Inc * †	13,950	519,498
Omnicell Inc * †	18,400	143,888

		663,386

Industrials - 3.2%

Aerovironment Inc * †	11,672	243,945
First Solar Inc * †	3,780	501,606
FTI Consulting Inc * †	13,800	682,824

		1,428,375

Information Technology - 77.0%

Accenture Ltd ‘A’ (Bermuda)	27,290	750,202
Activision Blizzard Inc *	45,134	472,102
Adobe Systems Inc *	20,900	447,051
Affiliated Computer Services Inc ‘A’ *	24,770	1,186,235
Agilent Technologies Inc *	14,270	219,330
Akamai Technologies Inc *	17,960	348,424
Altera Corp	36,500	640,575
Analog Devices Inc	65,048	1,253,475
Apple Inc *	34,608	3,637,993
ASML Holding NV ‘NY’ (Netherlands)	26,060	456,311
Atheros Communications Inc * †	14,190	208,025
AU Optronics Corp ADR (Taiwan)	26,770	224,600
Baidu Inc ADR * † (Cayman)	3,460	611,036
Blackboard Inc * †	15,254	484,162
BMC Software Inc *	25,120	828,960
Broadcom Corp ‘A’ *	13,160	262,937
Check Point Software Technologies Ltd * (Israel)	15,280	339,369
Concur Technologies Inc * †	9,530	182,881
Corning Inc	76,520	1,015,420
EMC Corp * †	56,890	648,546
Equinix Inc * †	8,498	477,163
FEI Co *	15,510	239,319
Fiserv Inc *	18,820	686,177
Google Inc ‘A’ *	3,290	1,145,117
International Rectifier Corp *	15,980	215,890
Intersil Corp ‘A’	45,700	525,550
Intuit Inc *	27,760	749,520
KLA-Tencor Corp	21,600	432,000
LG Display Co Ltd ADR * (South Korea)	22,100	225,862
Marvell Technology Group Ltd * (Bermuda)	48,400	443,344
Maxim Integrated Products Inc	32,900	434,609
McAfee Inc *	29,380	984,230
MEMC Electronic Materials Inc *	31,780	524,052
Microsemi Corp * †	57,280	664,448
Microsoft Corp	84,410	1,550,612
Neutral Tandem Inc *	12,691	312,326
Nintendo Co Ltd + (Japan)	1,070	313,009
Nokia OYJ ADR (Finland)	63,880	745,480
Nortel Networks Corp * (Canada)	65	15
Nuance Communications Inc * †	60,180	653,555
QUALCOMM Inc	69,410	2,700,743
Research In Motion Ltd * (Canada)	15,634	673,356
salesforce.com inc * †	15,220	498,151
SanDisk Corp *	58,150	735,598
Seagate Technology LLC (Cayman)	91,030	547,090
Sigma Designs Inc * †	14,930	185,729
Sybase Inc * †	21,210	642,451
Symantec Corp *	108,630	1,622,932
Synopsys Inc *	24,580	509,543
Tandberg ASA + (Norway)	23,300	342,481
VeriSign Inc *	21,490	405,516
Vocus Inc *	13,050	173,434

		34,576,936

Materials - 0.3%

Intrepid Potash Inc * †	9,840	181,548

Telecommunication Services - 6.8%

American Tower Corp ‘A’ *	53,421	1,625,601
Leap Wireless International Inc *	12,460	434,480
SBA Communications Corp ‘A’ * †	43,090	1,003,997

		3,064,078

Total Common Stocks (Cost $42,698,287)		41,692,150

	Principal
	Amount
SHORT-TERM INVESTMENT - 8.1%

Repurchase Agreement - 8.1%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $3,626,010; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $3,703,148)	$3,626,000	3,626,000

Total Short-Term Investment (Cost $3,626,000)		3,626,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.9% (Cost $46,324,287)		45,318,150

	Shares
SECURITIES LENDING COLLATERAL - 14.9%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	6,912,566	6,689,981
The Mellon GSL Reinvestment Trust II 0.000% + ¤	212,663	2,127

Total Securities Lending Collateral (Cost $7,125,229)		6,692,108

TOTAL INVESTMENTS - 115.8% (Cost $53,449,516)		52,010,258

OTHER ASSETS & LIABILITIES, NET - (15.8%)		(7,096,759)

NET ASSETS - 100.0%		$44,913,499

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $7,347,598 or 16.4 % of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $2,127 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 19.9%

Consumer Discretionary - 1.2%

Comcast Corp
5.850% due 01/15/10	$8,250,000	$8,377,545
Cox Communications Inc
4.625% due 01/15/10 †	5,100,000	5,052,568
Time Warner Inc
6.750% due 04/15/11	5,100,000	5,178,953

		18,609,066

Consumer Staples - 0.3%

CVS Caremark Corp
2.793% due 09/10/10 §	4,525,000	4,396,271

Financials - 15.7%

American General Finance Corp
4.875% due 05/15/10	7,000,000	3,452,218
ANZ Capital Trust Inc
4.484% due 12/15/53 ~ ‡	7,125,000	5,913,583
Bank of America Corp
2.100% due 04/30/12 †	23,000,000	23,064,964
Bank of the West
2.150% due 03/27/12	15,700,000	15,740,726
Citigroup Inc
2.125% due 04/30/12 †	40,000,000	40,166,440
Greater Bay Bancorp
5.125% due 04/15/10	2,900,000	2,943,265
ING Capital Funding Trust III
8.439% due 12/29/49 §	9,575,000	2,793,382
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11 †	40,400,000	42,180,367
4.500% due 09/21/09 †	65,700,000	66,449,571
4.750% due 05/15/12	16,000,000	17,136,184
Monumental Global Funding II
3.900% due 06/15/09 ~ ж	7,915,000	7,896,222
Morgan Stanley
5.050% due 01/21/11	8,250,000	8,115,661
The Royal Bank of Scotland Group PLC (United Kingdom)
9.118% due 03/31/10	2,650,000	1,298,708
Wachovia Capital Trust III
5.800% due 09/15/99 §	2,425,000	873,292
Wachovia Corp
5.500% due 05/01/13	4,550,000	4,200,565
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	3,949,459

		246,174,607

Health Care - 0.5%

UnitedHealth Group Inc
5.125% due 11/15/10	7,725,000	7,769,403

Industrials - 0.7%

John Deere Capital Corp
5.400% due 04/07/10	10,250,000	10,420,652

Telecommunication Services - 1.5%

AT&T Inc
5.300% due 11/15/10	8,000,000	8,245,368
Deutsche Telekom International
Finance BV (Netherlands)
8.500% due 06/15/10	7,800,000	8,150,462
GTE Corp
7.510% due 04/01/09	7,750,000	7,750,000

		24,145,830

Total Corporate Bonds & Notes (Cost $322,767,642)		311,515,829

MORTGAGE-BACKED SECURITIES - 35.0%

Collateralized Mortgage Obligations - 11.7%

Adjustable Rate Mortgage Trust
5.002% due 04/25/35 " §	849,516	472,480
Banc of America Mortgage Securities Inc
4.909% due 05/25/34 " §	503,414	408,074
Bear Stearns Adjustable Rate Mortgage Trust
4.793% due 11/25/34 " §	3,168,896	2,324,715
4.861% due 04/25/34 " §	1,009,942	674,324
Bear Stearns Alt-A Trust
0.872% due 01/25/35 " §	3,518,872	1,692,413
1.162% due 04/25/34 " §	1,016,960	459,698
Chase Mortgage Finance Corp
4.135% due 02/25/37 " §	13,900,624	10,012,030
4.160% due 02/25/37 " §	1,448,692	923,152
4.605% due 02/25/37 " §	4,324,139	2,744,917
4.825% due 02/25/37 " §	5,569,599	3,514,463
4.831% due 02/25/37 " §	3,542,160	2,918,095
4.933% due 02/25/37 " §	7,873,194	6,160,378
Countrywide Home Loan Mortgage
Pass-Through Trust
4.537% due 11/20/34 " §	1,058,218	575,783
5.266% due 02/19/34 " §	3,755,740	2,505,337
5.420% due 08/25/33 " §	53,442	36,170
CS First Boston Mortgage Securities Corp
1.482% due 01/25/33 " §	21,539	12,769
6.530% due 06/15/34 "	20,000,000	19,934,910
CS First Boston Mortgage Securities Corp (IO)
1.555% due 11/15/36 ~ " § ж	17,037,456	137,605
1.699% due 05/15/38 ~ " § ж	14,684,549	244,010
5.500% due 04/25/33 " ж	14,064	293
5.500% due 06/25/33 " ж	40,573	3,263
Fannie Mae
0.922% due 06/25/36 - 06/25/37 " §	15,044,191	14,592,644
1.082% due 09/25/37 " §	7,233,057	7,056,647
1.362% due 04/25/48 " §	15,907,229	15,637,903
1.472% due 10/25/31 " §	4,263,018	4,230,493
5.000% due 01/25/25 "	3,473,501	3,521,392
First Horizon Asset Securities Inc
4.750% due 12/25/34 " §	383,970	316,710
Freddie Mac
0.000% due 05/15/36 - 03/15/37 " § ж	5,623,288	5,349,513
0.896% due 05/15/37 " §	7,095,594	6,930,269
7.000% due 09/15/30 "	2,741,699	2,900,279
Harborview Mortgage Loan Trust
0.885% due 06/20/35 " §	1,550,237	631,959
Impac CMB Trust
0.772% due 10/25/35 " §	3,366,826	1,413,524
Impac Secured Assets CMN Owner Trust
0.772% due 03/25/36 " §	5,157,418	2,134,982
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 "	$16,000,000	$11,798,469
JPMorgan Mortgage Trust
4.068% due 07/25/35 " §	1,452,274	1,003,432
4.197% due 07/25/35 " §	4,731,253	3,262,856
4.768% due 07/25/35 " §	4,155,160	3,217,275
MASTR Adjustable Rate Mortgages Trust
0.902% due 11/25/34 " §	36,835	17,653
4.151% due 09/25/34 " §	1,072,717	568,008
Merrill Lynch Mortgage Investors Inc
5.148% due 12/25/35 " §	5,582,000	2,618,604
5.255% due 07/25/33 " §	105,221	72,416
Prudential Commercial Mortgage Trust (IO)
1.426% due 02/11/36 ~ " § ж	25,183,414	650,276
Sequoia Mortgage Trust
4.509% due 11/20/34 " §	1,122,145	756,828
Structured Adjustable Rate Mortgage Loan Trust
0.862% due 08/25/35 " §	679,572	296,535
4.380% due 05/25/34 " §	1,378,790	842,889
4.718% due 06/25/34 " §	5,118,098	3,589,837
4.890% due 03/25/34 " §	231,575	172,027
5.131% due 05/25/34 " §	430,563	226,914
5.148% due 02/25/34 " §	88,437	53,482
5.250% due 09/25/34 " §	614,456	390,133
5.450% due 11/25/34 " §	2,722,806	1,656,147
Structured Asset Securities Corp
4.455% due 09/25/33 " §	1,920,561	1,390,326
4.707% due 11/25/33 " §	1,211,660	886,484
5.259% due 07/25/33 " §	670,199	506,025
Washington Mutual Mortgage Pass-Through Certificates
0.812% due 07/25/45 " §	5,444,798	2,285,099
0.842% due 08/25/45 " §	3,439,689	1,468,543
2.473% due 11/25/46 " §	13,184,706	4,133,646
4.176% due 06/25/34 " §	1,750,787	1,357,151
4.831% due 09/25/35 " §	9,000,000	3,991,352
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 "	2,123,371	1,668,615
Wells Fargo Mortgage-Backed Securities Trust
4.544% due 02/25/35 " §	9,363,609	7,216,490
4.610% due 10/25/35 " §	3,790,745	2,850,888
5.593% due 07/25/36 " §	8,129,980	4,226,416

		183,646,010

Fannie Mae - 14.7%

3.073% due 02/01/34 " §	5,883,729	5,896,667
3.408% due 01/01/34 " §	8,109,295	8,044,982
3.553% due 02/01/33 " §	1,175,428	1,171,724
3.804% due 06/01/35 " §	3,609,181	3,628,329
3.900% due 06/01/33 " §	2,835,090	2,800,576
4.000% due 11/01/13 "	5,818,255	5,932,053
4.215% due 05/01/35 " §	7,659,941	7,830,730
4.236% due 04/01/34 " §	3,797,660	3,855,872
4.304% due 03/01/35 " §	2,117,103	2,130,583
4.327% due 01/01/35 " §	2,084,229	2,113,244
4.347% due 08/01/35 " §	6,425,227	6,546,142
4.442% due 02/01/33 " §	639,454	652,999
4.463% due 05/01/33 " §	3,469,699	3,509,482
4.500% due 06/01/18 - 02/01/24 "	2,102,203	2,171,048
4.508% due 05/01/35 " §	2,024,836	2,029,774
4.571% due 07/01/35 " §	10,741,201	10,665,019
4.577% due 04/01/35 " §	3,055,946	3,108,917
4.591% due 01/01/35 " §	4,015,639	4,104,083
4.594% due 07/01/35 " §	6,816,362	6,942,368
4.663% due 12/01/33 " §	3,673,473	3,749,721
4.668% due 04/01/33 " §	1,281,879	1,307,056
4.739% due 08/01/35 " §	9,604,942	9,749,841
4.769% due 07/01/35 " §	3,756,471	3,835,115
4.846% due 11/01/35 " §	3,540,320	3,619,655
4.871% due 12/01/33 " §	3,772,447	3,857,883
4.903% due 02/01/34 " §	3,139,396	3,190,414
4.927% due 07/01/35 " §	5,192,295	5,319,911
4.939% due 06/01/35 " §	5,200,843	5,347,283
4.958% due 10/01/34 " §	2,752,733	2,822,900
5.000% due 07/01/34 - 09/01/38 † "	29,259,502	30,266,323
5.087% due 12/01/35 " §	3,182,912	3,273,898
5.125% due 05/01/33 " §	60,984	62,084
5.464% due 08/01/33 " §	6,120,188	6,299,634
5.500% due 04/01/11 - 07/01/38 "	34,298,186	35,995,039
6.000% due 01/01/18 - 01/01/39 "	19,411,919	20,317,761
6.500% due 05/01/33 - 12/01/38 "	5,900,970	6,245,471
7.000% due 05/01/33 - 05/01/35 "	1,783,990	1,896,950

		230,291,531

Freddie Mac - 6.5%

4.000% due 02/01/14 - 04/01/14 "	10,025,894	10,240,078
4.380% due 03/01/35 " §	2,367,841	2,413,977
4.404% due 02/01/35 " §	3,643,780	3,711,842
4.500% due 04/01/18 - 08/01/20 "	7,159,114	7,418,912
4.515% due 08/01/35 " §	6,648,066	6,669,845
4.904% due 09/01/35 " §	9,281,257	9,431,596
4.978% due 12/01/35 " §	7,745,656	7,892,186
4.989% due 02/01/34 " §	6,012,225	6,138,108
5.500% due 02/01/12 - 11/01/21 "	31,430,031	32,958,494
5.507% due 03/01/35 " §	2,689,665	2,742,723
6.000% due 04/01/33 † " §	9,808,538	10,302,508
6.000% due 11/01/36 - 02/01/39 "	1,299,999	1,360,798
6.500% due 10/01/38 "	965,926	1,019,620

		102,300,687

Government National Mortgage Association - 2.1%

3.750% due 01/20/35 " §	6,141,710	6,174,898
4.250% due 07/20/34 " §	6,012,994	6,038,329
4.500% due 09/20/34 " §	3,148,045	3,145,435
5.500% due 07/15/20 "	2,838,583	2,986,677
6.000% due 01/15/22 "	13,814,569	14,551,617

		32,896,956

Total Mortgage-Backed Securities (Cost $604,057,898)		549,135,184

ASSET-BACKED SECURITIES - 2.0%

Chase Issuance Trust
4.960% due 09/17/12 "	17,000,000	17,225,038
CIT Mortgage Loan Trust
1.522% due 10/25/37 ~ " § ж	5,365,533	4,024,150
1.772% due 10/25/37 ~ " § ж	2,000,000	600,000
1.972% due 10/25/37 ~ " § ж	3,850,000	1,058,750
Countrywide Home Equity Loan Trust
0.776% due 12/15/29 " §	510,848	309,662
0.776% due 04/15/30 " §	1,124,756	540,350
0.816% due 10/15/28 " §	802,266	366,569
0.816% due 06/15/29 " §	708,020	392,896
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
GMAC Mortgage Corp Loan Trust
7.000% due 09/25/37 "	$2,801,340	$954,263
HFC Home Equity Loan Asset-Backed Certificates
0.895% due 09/20/33 " §	2,110,623	1,565,540
1.745% due 11/20/36 " §	6,070,810	3,882,187

Total Asset-Backed Securities (Cost $42,347,024)		30,919,405

U.S. GOVERNMENT AGENCY ISSUES - 32.9%

Fannie Mae
1.750% due 03/23/11	91,900,000	92,536,224
2.000% due 03/02/11	15,800,000	15,846,657
2.000% due 01/09/12	3,400,000	3,428,331
3.375% due 05/19/11 †	33,000,000	34,379,301
4.680% due 06/15/11	35,700,000	38,129,992
5.125% due 04/15/11 †	50,900,000	54,532,224
Freddie Mac
2.000% due 02/25/11	71,000,000	71,203,592
2.050% due 03/09/11	63,000,000	63,251,433
2.125% due 03/16/11	21,500,000	21,572,627
2.125% due 03/23/12 †	30,900,000	31,156,964
3.875% due 12/10/10	54,400,000	56,714,638
5.125% due 04/18/11	29,500,000	31,644,650

Total U.S. Government Agency Issues (Cost $505,267,557)		514,396,633

U.S. TREASURY OBLIGATIONS - 6.1%

U.S. Treasury Inflation Protected Securities - 5.5%

0.875% due 04/15/10 † ^	35,660,160	35,515,308
4.250% due 01/15/10 † ^ ‡	48,937,200	50,298,241

		85,813,549

U.S. Treasury Notes - 0.6%

0.875% due 03/31/11	9,700,000	9,716,669

Total U.S. Treasury Obligations (Cost $92,976,547)		95,530,218

SHORT-TERM INVESTMENTS - 4.6%

Commercial Paper - 1.9%

General Electric Capital Corp 1.000% due 04/08/09	29,000,000	28,992,388

Repurchase Agreements - 2.7%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $1,376,004; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $1,404,451)	1,376,000	1,376,000
UBS Securities Inc 0.300% due 04/01/09 (Dated 03/31/09, repurchase price of $41,100,343; collateralized by Fannie Mae: 3.982% - 5.226% due 07/01/35 - 10/01/38 and market value $41,922,181)	41,100,000	41,100,000

		42,476,000

Total Short-Term Investments (Cost $71,468,388)		71,468,388

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.5% (Cost $1,638,885,056)		1,572,965,657

	Shares
SECURITIES LENDING COLLATERAL - 16.8%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	271,993,822	263,235,621
The Mellon GSL Reinvestment Trust II 0.000% + ¤	6,391,796	63,918

Total Securities Lending Collateral (Cost $278,385,618)		263,299,539

TOTAL INVESTMENTS - 117.3% (Cost $1,917,270,674)		1,836,265,196

TOTAL SECURITIES SOLD SHORT - (2.7%) (See Note (e) to Notes to Schedule of Investments) (Proceeds $42,036,328)		(42,480,773)

OTHER ASSETS & LIABILITIES, NET - (14.6%)		(228,767,002)

NET ASSETS - 100.0%		$1,565,017,421

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $263,299,539 or 16.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $63,918 or less than 0.1% of the net assets were in default as of March 31, 2009.
(d) 1.3% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(e) Securities sold short outstanding as of March 31, 2009:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 04/01/39	$29,000,000	$29,928,899
6.000% due 04/01/39	10,000,000	10,445,310
6.500% due 04/01/39	2,000,000	2,106,564

Total Securities sold short (Proceeds $42,036,328)		$42,480,773

(f) Securities with an aggregate market value of $5,496,163 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (04/09)	254	$254,000,000	$87,870
Eurodollar (05/09)	254	254,000,000	93,877
Eurodollar (06/09)	227	227,000,000	136,331
Eurodollar (09/09)	227	227,000,000	193,066
Eurodollar (12/09)	252	252,000,000	191,520
U.S. Treasury 2-Yr Notes (06/09)	1,882	376,400,000	1,834,426
U.S. Treasury 5-Yr Notes (06/09)	455	45,500,000	920,268
U.S. Treasury 10-Yr Notes (06/09)	237	23,700,000	354,353

Short Futures Outstanding
U.S. Treasury 30-Yr Bonds (06/09)	253	25,300,000	(941,082)

			$2,870,629

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares		Value
WARRANTS - 0.0%

Energy - 0.0%

Value Creation Inc Strike @ $0.00 Exp. 01/29/14 * + ж		301,560	$—

Total Warrants (Cost $0)			—

	Principal
	Amount

CORPORATE BONDS & NOTES - 2.3%

Health Care - 2.3%

Azithromycin Royalty Sub LLC (Unsecured)
16.000% due 05/15/19 § ж		$14,000,000	12,320,000
Celtic Pharmaceutical Holdings LP (Unsecured)
17.000% due 06/15/12 § ж		2,579,825	1,676,886
Molecular Insight Pharmaceuticals Inc (Unsecured)
11.193% due 11/01/12 § ж		3,170,982	2,790,464

			16,787,350

Total Corporate Bonds & Notes (Cost $19,567,845)			16,787,350

SENIOR LOAN NOTES - 61.9%

Consumer Discretionary - 19.1%

Aramark Corp (Letter of Credit)
4.063% due 01/26/14 §		597,348	522,679
Aramark Corp
3.095% due 01/26/14 §		9,402,652	8,227,321
AWAS Capital Inc (1st Lien)
3.000% due 03/24/13 §		2,855,939	1,842,081
AWAS Capital Inc (2nd Priority)
7.250% due 03/15/13 §		1,870,105	701,289
Blockbuster Inc Tranche A
6.050% due 08/20/09 §		819,677	680,332
Blockbuster Inc Tranche B
5.290% due 08/20/11 §		740,858	488,966
5.370% due 08/20/11 §		937,081	618,473
6.050% due 08/20/11 §		1,113,415	734,854
Burlington Coat Factory Warehouse Corp
2.770% due 05/28/13 §		8,572,062	3,643,127
CBR Fashion GmbH Facility (2nd Lien) (Germany)
5.155% due 10/19/16 §	EUR	2,500,000	1,212,351
CBR Fashion GmbH Facility Term B (Germany)
3.280% due 04/20/15 §		1,250,000	896,807
CBR Fashion GmbH Facility Term C (Germany)
3.530% due 04/19/16 §		1,150,000	832,702
Cequel Communications LLC
2.518% due 11/05/13 §		$1,466,504	1,275,858
2.557% due 11/05/13 §		10,448,843	9,090,494
Charter Communications Operating LLC (New Term Loan)
3.180% due 03/05/14 §		11,955,983	9,744,126
3.230% due 03/05/14 §		3,892,646	3,172,506
3.360% due 03/05/14 §		1,998,456	1,628,742
Dollar General Corp Tranche B1
3.268% due 07/07/14 §		2,640,000	2,336,400
3.296% due 07/07/14 §		592,941	524,753
3.306% due 07/07/14 §		682,353	603,882
3.924% due 07/07/14 §		4,084,706	3,614,965
Dollar General Corp Tranche B2
3.268% due 07/07/14 §		7,500,000	6,487,500
Euramax International Holdings BV (2nd Lien European Loan) (Netherlands)
11.000% due 06/29/13 §		343,431	34,343
Euramax International Inc (Domestic Term Loan) (Netherlands)
8.750% due 06/29/12 §		3,206,100	769,464
Euramax International Inc (2nd Lien Domestic Term Loan) (Netherlands)
11.000% due 06/29/13 §		692,313	65,770
Euramax International Inc (Revolving Facility) (Netherlands)
0.500% due 06/29/11 §		104,516	25,084
5.250% due 06/29/11 §		849,495	203,879
7.000% due 06/29/11 §		2,341,861	562,046
8.864% due 06/29/11 §		1,387,850	333,084
Fontainebleau Florida Hotel LLC Tranche C
7.326% due 06/06/12 § ж		2,500,000	1,875,000
General Motors Corp
8.000% due 11/29/13 §		7,634	3,225
Ginn La Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit)
7.750% due 06/08/11 § ¤		1,584,214	237,632
Ginn La Conduit Lender Inc Tranche B (1st Lien)
6.196% due 06/08/11 § ¤		3,395,064	509,260
Green Valley Ranch Gaming LLC (2nd Lien)
3.814% due 08/16/14 §		5,500,000	467,500
Knology Inc
2.747% due 06/30/12 §		5,989,174	5,090,798
KnowledgePoint360 Group LLC (2nd Lien)
8.240% due 04/13/15 § ж		1,000,000	650,000
Kuilima Resort Co (1st Lien)
7.000% due 09/30/10 § ¤		2,267,266	759,534
Lake at Las Vegas Joint Venture
0.000% due 06/20/12 § ¤ ж		47,523	4,515
9.979% due 06/20/12 § ¤ ж		2,829,868	268,837
10.018% due 07/16/09 § ж		9,696,309	9,696,309
12.350% due 06/20/12 § ¤ ж		15,611,903	1,483,131
15.300% due 06/20/12 § ¤ ж		37,811	3,592
Lake at Las Vegas Joint Venture (Credit-Linked Deposit)
12.350% due 06/20/12 § ¤ ж		1,926,263	182,995
Metro-Goldwyn-Mayer Inc Tranche B
3.768% due 04/09/12 §		2,931,990	1,348,715
Metro-Goldwyn-Mayer Inc Tranche B1
3.768% due 04/09/12 §		1,225,000	563,500
Nielsen Finance LLC (Dollar Term Loan)
2.533% due 08/09/13 §		16,209,072	12,724,121
Ozburn-Hessey Holding Co LLC
4.424% due 08/10/12 § ж		5,156,231	3,991,487
4.470% due 08/10/12 § ж		3,107,359	2,412,795
Parts Holdings SAS Facility D (France)
6.148% due 06/30/15 § ¤	EUR	3,000,000	259,078
Pivotal Promontory LLC (1st Lien)
7.000% due 08/31/10 § ¤		$7,475,662	2,691,238
Sabre Inc (Initial Term Loan)
2.758% due 09/30/14 §		6,197,853	3,284,862
3.424% due 09/30/14 §		9,191,732	4,871,618
Tamarack Resort LLC
7.008% due 04/17/09 + § ж		41,867	41,030
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount		Value
Tamarack Resort LLC Tranche A (Credit-Linked Deposit)
2.701% due 05/19/11 § ¤ ж		$402,414	$160,966
Tamarack Resort LLC Tranche B
7.500% due 05/19/11 § ¤ ж		594,567	237,827
TME UK Acquisition Co Ltd (U.K. Term Loan) (United Kingdom)
5.320% due 04/13/14 § ж	GBP	1,599,584	1,721,365
Totes Isotoner Corp (1st Lien)
3.018% due 01/31/13 §		$1,011,789	526,130
4.750% due 01/31/13 §		9,050	4,706
Tribune Co Tranche B (Advance)
5.250% due 06/04/14 § ¤		4,911,530	1,326,113
Tribune Co Tranche X (Advance)
5.000% due 06/04/09 § ¤		1,999,238	529,798
Univision Communications Inc (Initial Term Loan)
2.768% due 09/29/14 §		16,169,183	8,246,283
WAICCS Las Vegas 3 LLC (1st Lien)
4.023% due 07/30/09 § ж		5,000,000	3,750,000
WAICCS Las Vegas 3 LLC (2nd Lien)
9.523% due 07/30/09 § ж		4,000,000	1,600,000
Water PIK Inc (1st Lien)
3.795% due 06/15/13 § ж		1,832,002	1,465,601
WideOpenWest Finance LLC (1st Lien)
2.997% due 06/30/14 §		836,923	577,477
3.023% due 06/30/14 §		5,963,077	4,114,523
Young Broadcasting Inc
4.750% due 11/03/12 § ¤		2,209,924	740,324

			139,295,763

Consumer Staples - 3.9%

Dole Food Co Inc (Credit-Linked Deposit)
due 04/12/13 § ∞		320,704	296,651
3.160% due 04/12/13 §		519,662	480,687
Dole Food Co Inc Tranche B
due 04/12/13 § ∞		565,505	523,092
7.250% due 04/12/13 §		48,497	44,860
8.000% due 04/12/13 §		867,836	802,747
Pinnacle Foods Finance LLC
3.247% due 04/02/14 §		2,979,642	2,443,306
Solvest Ltd Tranche C
due 04/12/13 § ∞		2,110,524	1,952,235
7.250% due 04/12/13 §		140,120	129,611
8.000% due 04/12/13 §		3,273,872	3,028,332
Wm Wrigley Jr Co Tranche B
6.500% due 09/30/14 §		18,762,500	18,574,875

			28,276,396

Energy - 1.0%

Continental Alloys & Services Inc
3.100% due 06/15/12 § ж		89,417	51,415
3.720% due 06/15/12 § ж		5,745,043	3,303,399
Targa Resources Inc
2.518% due 10/31/12 §		1,347,386	1,104,856
3.220% due 10/31/12 §		8,211	6,733
Targa Resources Inc (Synthetic Letter of Credit)
3.345% due 10/31/12 §		788,507	646,575
Value Creation Inc (Canada)
12.500% due 02/15/10 § ж		5,561,455	2,502,655

			7,615,633

Financials - 3.1%

First Data Corp Tranche B1 (Initial Term Loan)
3.268% due 09/24/14 §		1,044,367	704,948
3.272% due 09/24/14 §		17,215,231	11,620,281
HUB International Ltd (Delay Draw Term Loan)
3.720% due 06/13/14 §		2,123,371	1,507,593
HUB International Ltd (Initial Term Loan)
3.720% due 06/13/14 §		9,446,884	6,707,288
Kyle Acquisition Group LLC Facility B
5.750% due 07/20/09 § ¤		9,230,394	692,280
Kyle Acquisition Group LLC Facility C
6.000% due 07/20/11 § ¤		5,769,606	432,720
LBREP/L-Suncal Master I LLC (1st Lien)
5.500% due 01/18/10 § ¤ ж		1,558,158	31,163
Spirit Finance Corp
4.170% due 08/01/13 §		2,000,000	630,000

			22,326,273

Health Care - 11.7%

Aveta Inc (Acquisition Term Loan)
6.020% due 08/22/11 §		3,306,627	2,678,368
Aveta Inc (Original Term Loan)
6.020% due 08/22/11 §		5,114,895	4,143,065
Aveta Inc (New Term Loan)
6.020% due 08/22/11 §		599,392	485,507
BioTech Research Labs (1st Lien)
2.520% due 03/16/14 § ж		3,949,849	2,152,667
CCS Medical Inc (1st Lien)
4.470% due 09/30/12 §		16,048,903	8,024,451
CCS Medical Inc (2nd Lien)
9.220% due 03/30/13 §		2,500,000	712,500
Fenwal Inc (1st Lien Delayed Draw Term Loan)
3.506% due 02/28/14 §		1,678,571	1,183,393
Fenwal Inc (1st Lien Initial Term Loan)
3.506% due 02/28/14 §		9,870,000	6,958,350
HCA Inc Tranche B1
3.470% due 11/18/13 §		20,590,984	17,502,337
Inverness Medical Holdings U.S. LLC (1st Lien)
2.508% due 06/26/14 §		1,289,575	1,134,826
2.523% due 06/26/14 §		88,336	77,736
3.232% due 06/26/14 §		902,702	794,378
Life Technologies Corp Facility Term B
5.250% due 11/20/15 §		4,975,000	4,950,124
LifeCare Holdings Inc
5.430% due 08/11/12 §		11,268,990	6,761,394
Medical Staffing Network Inc (2nd Lien)
8.333% due 07/02/14 § ж		1,000,000	550,000
Mylan Inc Tranche B
3.813% due 10/02/14 §		4,402,007	4,115,877
4.500% due 10/02/14 §		18,367,714	17,173,812
Select Medical Corp Tranche B
3.251% due 02/24/12 §		7,398,061	6,103,401
4.250% due 02/24/12 §		3,988	3,290

			85,505,476

Industrials - 5.3%

Alpha Topco Ltd Facility B1 (Formula One) (United Kingdom)
2.893% due 12/31/13 §		2,428,571	1,226,429
Alpha Topco Ltd Facility B2 (Formula One) (United Kingdom)
2.893% due 12/31/13 §		1,669,643	876,562
Alpha Topco Ltd Facility D (Formula One) (United Kingdom)
5.311% due 06/30/14 §		2,000,000	510,000
Atrium Cos Inc (Closing Date Term Loan)
9.000% due 05/31/12 §		14,213	2,772
15.250% due 05/31/12 §		84	16
Avio SPA Facility (2nd Lien) (Italy)
5.398% due 06/14/16 §	EUR	4,000,000	983,167
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
BakerCorp Tranche C
2.768% due 05/08/14 §	$4,274,798	$2,650,375
2.806% due 05/08/14 §	5,058,952	3,136,550
Delta Air Lines Inc (2nd Lien)
3.758% due 04/30/14 §	4,919,887	2,287,747
Delta Air Lines Inc (Credit-Linked Deposit)
2.269% due 04/30/12 §	108,358	82,352
2.508% due 04/30/12 §	1,851,642	1,407,248
FR Brand Acquisition Corp Term B (1st Lien)
3.500% due 02/07/14 § ж	4,716,663	2,617,748
3.688% due 02/07/14 § ж	379,337	210,532
Gainey Corp
9.250% due 04/20/12 § ¤	3,764,607	414,107
Hunter Defense Technologies Inc
4.470% due 08/22/14 § ж	940,544	620,759
6.500% due 08/22/14 § ж	5,141	3,393
Key Safety Systems Inc (1st Lien)
2.770% due 03/08/14 §	1,350,694	506,510
3.336% due 03/08/14 §	868,056	325,521
3.482% due 03/08/14 §	3,906,250	1,464,844
Northwest Airlines Inc
due 12/31/10 § ∞	2,000,000	1,800,000
2.570% due 12/31/10 §	200,000	180,000
The Manitowoc Co Inc Term B
6.500% due 08/25/14 §	3,990,000	2,872,800
United Air Lines Inc Tranche B
2.563% due 02/01/14 §	9,281,407	4,455,075
US Airways Group Inc
3.023% due 03/21/14 §	13,023,864	5,339,784
Vangent Inc
3.500% due 02/14/13 § ж	5,836,082	4,843,948

		38,818,239

Information Technology - 4.1%

Aspect Software Inc (2nd Lien)
8.313% due 07/11/12 §	2,000,000	550,000
Serena Software Inc
2.508% due 03/10/13 § ж	3,304,186	2,015,553
SkillSoft Corp
4.720% due 05/14/13 § ж	4,603,626	3,913,082
SunGard Data Systems Inc (Incremental Term Loan)
6.750% due 02/28/14 §	5,970,000	5,671,500
SunGard Data Systems Inc
2.283% due 02/28/14 §	2,253,719	1,904,393
2.991% due 02/28/14 §	3,143,205	2,656,008
TWCC Holding Corp
6.250% due 09/14/15 §	5,984,962	5,805,414
Verint Systems Inc
3.810% due 05/25/14 § ж	4,692,308	2,956,154
Vertafore Inc (New Term Loan)
3.749% due 01/31/12 § ж	4,890,163	4,156,639

		29,628,743

Materials - 3.9%

Appleton Papers Inc Term B
6.500% due 06/05/13 §	5,882,651	4,264,922
Boise Paper Holdings LLC (2nd Lien)
9.250% due 02/23/15 § ж	2,000,000	770,000
Custom Building Products Inc (1st Lien)
7.500% due 10/29/11 §	105,083	76,185
8.000% due 10/29/11 §	798,292	578,762
Custom Building Products Inc (2nd Lien)
10.750% due 04/20/12 §	3,000,000	1,680,000
Inuit Holdings U.S. Inc Facility B2
2.894% due 06/13/15 § ж	3,741,591	1,571,468
Inuit Holdings U.S. Inc Facility C2
3.144% due 06/13/16 § ж	3,741,591	1,571,468
Matrix Acquisition Corp Tranche B
2.518% due 04/12/14 § ж	4,550,974	2,730,585
PSE ACQCO Ltd Term B (USD Senior) (United Kingdom)
4.304% due 05/30/15 § ¤ ж	3,000,000	975,000
PSE ACQCO Ltd Term C (USD Senior) (United Kingdom)
4.554% due 05/30/16 § ¤ ж	3,000,000	975,000
Solutia Inc
8.500% due 02/28/14 §	15,847,123	10,617,572
United Central Industrial Supply Co LLC
2.806% due 03/31/12 § ж	893,678	781,968
3.333% due 03/31/12 § ж	1,335,331	1,168,414
3.484% due 03/31/12 § ж	667,665	584,207

		28,345,551

Telecommunication Services - 5.1%

Cricket Communications Inc Term B
5.750% due 06/16/13 §	9,726,273	9,191,328
Level 3 Financing Inc
2.807% due 03/13/14 §	4,071,429	3,073,929
3.510% due 03/13/14 §	10,178,571	7,684,821
MetroPCS Wireless Inc Tranche B
2.813% due 11/03/13 §	6,675,950	6,108,494
3.438% due 11/03/13 §	11,921,341	10,908,027

		36,966,599

Utilities - 4.7%

Bosque Power Co LLC
7.025% due 01/16/15 §	4,982,103	3,412,740
Calpine Corp (First Priority Term Loan)
4.095% due 03/29/14 §	16,839,523	12,882,235
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit)
due 06/28/13 § ∞	198,461	135,946
4.209% due 06/28/13 §	3,149,418	2,157,351
Coleto Creek Power LP (1st Lien)
due 06/28/13 § ∞	2,794,356	1,914,134
3.268% due 06/28/13 §	1,246,776	854,041
3.970% due 06/28/13 §	3,141,920	2,152,215
Mach Gen LLC (1st Lien Synthetic Letter of Credit)
3.468% due 02/22/13 §	776,504	578,495
Texas Competitive Electric Co LLC Tranche B2 (Initial Term Loan)
4.018% due 10/10/14 §	140,805	93,635
4.033% due 10/10/14 §	13,728,466	9,129,430
Texas Competitive Electric Co LLC Tranche B3 (Initial Term Loan)
4.018% due 10/10/14 §	16,006	10,484
4.033% due 10/10/14 §	1,560,576	1,022,177

		34,342,883

Total Senior Loan Notes (Cost $670,045,480)		451,121,556

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 30.2%

Repurchase Agreement - 30.2%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $220,453,612; collateralized by Federal Home Loan Bank: 0.000% - 4.500% due 04/06/09 - 04/15/09 and market value $224,864,269)	$220,453,000	$220,453,000

Total Short-Term Investment (Cost $220,453,000)		220,453,000

TOTAL INVESTMENTS - 94.4% (Cost $910,066,325)		688,361,906

OTHER ASSETS & LIABILITIES, NET - 5.6%		41,071,363

NET ASSETS - 100.0%		$729,433,269

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $41,030 or less than 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $12,915,110 or 1.8% of the net assets were in default as of March 31, 2009.

(d)	12.0% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $316,278 or less than 0.1% of the net assets as of March 31, 2009, which could be extended at the option of the borrower:

	Unfunded Loan	Unrealized
Borrower	Commitments	Depreciation

Euramax International Inc
(Revolving Facility Term Loan)	$316,278	($216,729)

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.5%

Consumer Discretionary - 4.7%

Adidas AG + (Germany)	170,730	$5,666,419
Crown Ltd † + (Australia)	1,135,723	5,041,510
Lamar Advertising Co ‘A’ * †	246,800	2,406,300
Liberty Media Corp - Entertainment ‘A’ *	392,560	7,831,572
McDonald’s Corp	240,290	13,112,625
Staples Inc	306,840	5,556,872
The DIRECTV Group Inc * †	152,015	3,464,422
The Walt Disney Co †	202,385	3,675,312
Wynn Resorts Ltd * †	106,065	2,118,118
Yum! Brands Inc †	188,410	5,177,507

		54,050,657

Consumer Staples - 16.0%

Altria Group Inc	258,840	4,146,617
Anheuser-Busch InBev NV + (Belgium)	2,650,013	72,968,834
Anheuser-Busch InBev NV - Strip VVPR * (Belgium)	1,855,384	7,395
Colgate-Palmolive Co †	258,737	15,260,308
Costco Wholesale Corp †	59,680	2,764,378
CVS Caremark Corp	1,171,932	32,216,411
Kimberly-Clark Corp	168,905	7,788,210
Nestle SA + (Switzerland)	369,740	12,491,431
Tesco PLC + (United Kingdom)	3,613,779	17,265,681
Unilever PLC + (United Kingdom)	250,065	4,728,646
Wal-Mart Stores Inc	315,230	16,423,483

		186,061,394

Energy - 9.9%

Devon Energy Corp	85,550	3,823,229
EOG Resources Inc	201,515	11,034,961
Exxon Mobil Corp	132,295	9,009,289
Hess Corp	762,454	41,325,007
Occidental Petroleum Corp †	572,070	31,835,695
Petroleo Brasileiro SA ADR (Brazil)	391,930	11,942,107
XTO Energy Inc	188,995	5,787,027

		114,757,315

Financials - 6.6%

ACE Ltd (Switzerland)	248,985	10,058,994
Berkshire Hathaway Inc ‘B’ *	8,068	22,751,760
JPMorgan Chase & Co	499,583	13,278,916
T. Rowe Price Group Inc †	342,600	9,887,436
The Goldman Sachs Group Inc	195,685	20,746,524

		76,723,630

Health Care - 12.4%

Baxter International Inc	291,455	14,928,325
Bayer AG + (Germany)	199,358	9,683,398
Celgene Corp *	398,375	17,687,850
Covidien Ltd (Bermuda)	458,900	15,253,836
Gilead Sciences Inc *	486,425	22,531,206
Roche Holding AG + (Switzerland)	196,602	26,983,655
UnitedHealth Group Inc	1,436,870	30,073,689
Wyeth	170,085	7,320,458

		144,462,417

Industrials - 8.8%

C.H. Robinson Worldwide Inc	122,415	5,583,348
Canadian National Railway Co (Canada)	315,317	11,177,988
Danaher Corp †	311,070	16,866,215
Emerson Electric Co	182,405	5,213,135
Illinois Tool Works Inc	199,440	6,152,724
Lockheed Martin Corp	141,305	9,754,284
Northrop Grumman Corp	192,565	8,403,537
Precision Castparts Corp	187,465	11,229,154
Siemens AG + (Germany)	60,110	3,450,016
Tyco International Ltd (Switzerland)	179,405	3,509,162
United Parcel Service Inc ‘B’	418,285	20,587,988

		101,927,551

Information Technology - 28.2%

Amphenol Corp ‘A’	361,385	10,295,859
Apple Inc *	339,543	35,692,760
Automatic Data Processing Inc	136,834	4,811,083
Cisco Systems Inc *	2,162,025	36,257,159
Citrix Systems Inc *	245,035	5,547,592
Corning Inc	1,003,270	13,313,393
eBay Inc *	766,030	9,621,337
Google Inc ‘A’ * †	44,085	15,344,225
Hewlett-Packard Co	315,130	10,103,068
International Business Machines Corp	224,625	21,763,916
Keyence Corp + (Japan)	31,436	5,947,178
KLA-Tencor Corp	905,040	18,100,800
Marvell Technology Group Ltd * (Bermuda)	1,570,225	14,383,261
Microchip Technology Inc †	194,790	4,127,600
Microsoft Corp	873,710	16,050,053
Nintendo Co Ltd + (Japan)	24,040	7,032,465
Oracle Corp *	1,834,385	33,147,337
QUALCOMM Inc	595,420	23,167,792
Research In Motion Ltd * (Canada)	108,195	4,659,959
Symantec Corp * †	599,310	8,953,691
Taiwan Semiconductor Manufacturing Co Ltd + (Taiwan)	6,907,419	10,401,545
Telefonaktiebolaget LM Ericsson ‘B’ + (Sweden)	716,357	5,791,882
Texas Instruments Inc †	316,836	5,230,962
The Western Union Co	339,945	4,273,109
Yahoo! Inc *	329,365	4,219,166

		328,237,192

Materials - 3.2%

Monsanto Co	102,010	8,477,031
Praxair Inc	233,230	15,694,047
Syngenta AG + (Switzerland)	28,053	5,639,008
Weyerhaeuser Co	250,225	6,898,703

		36,708,789

Telecommunication Services - 2.3%

Crown Castle International Corp * †	1,328,115	27,106,827

Utilities - 1.4%

NRG Energy Inc * †	623,915	10,980,904
The AES Corp *	952,420	5,533,560

		16,514,464

Total Common Stocks (Cost $1,423,124,319)		1,086,550,236

Principal
Amount
SHORT-TERM INVESTMENTS - 6.2%

U.S. Government Agency Issue - 3.7%

Federal Home Loan Bank
0.010% due 04/01/09	$42,900,000	42,900,000
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 2.5%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $29,301,081; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $29,890,148)	$29,301,000	$29,301,000

Total Short-Term Investments (Cost $72,201,000)		72,201,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.7% (Cost $1,495,325,319)		1,158,751,236

	Shares
SECURITIES LENDING COLLATERAL - 3.8%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	45,640,419	44,170,797
The Mellon GSL Reinvestment Trust II 0.000% + ¤	2,330,994	23,310

Total Securities Lending Collateral (Cost $47,971,413)		44,194,107

TOTAL INVESTMENTS - 103.5% (Cost $1,543,296,732)		1,202,945,343

OTHER ASSETS & LIABILITIES, NET - (3.5%)		(40,601,593)

NET ASSETS - 100.0%		$1,162,343,750

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)  Securities with a total aggregate market value of $237,285,775 or 20.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $23,310 or less than 0.1% of the net assets were in default as of March 31, 2009.

(d)	Forward foreign currency contracts outstanding as of March 31, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	3,500,000	04/09	($144,740)
Sell	AUD	675,000	05/09	2,761
Sell	EUR	34,900,000	04/09	(1,945,099)
Sell	EUR	6,400,000	05/09	156,281
Sell	GBP	7,740,000	04/09	(279,606)
Sell	GBP	1,200,000	05/09	(3,750)
Buy	JPY	54,000,000	04/09	(17,863)
Sell	JPY	652,000,000	04/09	65,618
Sell	JPY	189,800,000	05/09	13,495

				($2,152,903)

(e)	Transactions in written options for the period ended March 31, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2008	12,574	$641,270
Put Options Exercised	(6,009)	(486,726)
Call Options Expired	(6,287)	(132,026)
Put Options Repurchased	(278)	(22,518)

Outstanding, March 31, 2009	—	$—

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 2.6%

Focus Media Holding Ltd ADR * † (Cayman)	339,705	$2,309,994
Kohl’s Corp *	68,945	2,917,752
News Corp ‘A’	614,830	4,070,175

		9,297,921

Consumer Staples - 16.0%

Anheuser-Busch InBev NV + (Belgium)	392,865	10,817,645
Bunge Ltd † (Bermuda)	209,805	11,885,453
CVS Caremark Corp	724,580	19,918,704
Davide Campari-Milano SPA + (Italy)	1,441,027	9,144,775
Mead Johnson Nutrition Co ‘A’ *	31,315	904,064
Reckitt Benckiser Group PLC + (United Kingdom)	91,395	3,429,097

		56,099,738

Energy - 1.6%

Petroleo Brasileiro SA ADR (Brazil)	187,440	5,711,297

Financials - 7.8%

ACE Ltd (Switzerland)	80,405	3,248,362
CapitalSource Inc	1,073,005	1,309,066
CME Group Inc	27,410	6,753,550
JPMorgan Chase & Co	284,850	7,571,313
MarketAxess Holdings Inc *	184,110	1,406,600
The Goldman Sachs Group Inc	66,315	7,030,716

		27,319,607

Health Care - 16.4%

Celgene Corp *	496,970	22,065,468
Gilead Sciences Inc *	574,779	26,623,763
Intuitive Surgical Inc * †	66,086	6,301,961
Vertex Pharmaceuticals Inc * †	89,135	2,560,849

		57,552,041

Industrials - 7.2%

ABB Ltd * + (Switzerland)	1,313,374	18,317,311
CoStar Group Inc * †	70,724	2,139,401
United Parcel Service Inc ‘B’	98,290	4,837,834

		25,294,546

Information Technology - 36.8%

Apple Inc *	256,521	26,965,488
Cisco Systems Inc *	551,125	9,242,366
Corning Inc	1,236,670	16,410,611
Cypress Semiconductor Corp * †	186,585	1,263,180
Electronic Arts Inc * †	187,945	3,418,720
Equinix Inc * †	128,065	7,190,850
Google Inc ‘A’ *	26,630	9,268,838
Oracle Corp *	562,745	10,168,802
QUALCOMM Inc	220,075	8,563,118
Research In Motion Ltd * (Canada)	274,625	11,828,099
Trimble Navigation Ltd * †	401,690	6,137,823
VistaPrint Ltd * † (Bermuda)	682,690	18,767,148

		129,225,043

Materials - 1.6%

Cia Vale do Rio Doce ADR † (Brazil)	413,030	5,493,299

Telecommunication Services - 6.7%

America Movil SAB de CV ‘L’ ADR (Mexico)	98,770	2,674,692
Crown Castle International Corp * †	682,390	13,927,580
GVT Holding SA * (Brazil)	196,830	2,216,273
tw telecom Inc * †	522,285	4,569,994

		23,388,539

Total Common Stocks (Cost $521,158,938)		339,382,031

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.4%

U.S. Government Agency Issue - 2.6%

Federal Home Loan Bank
0.010% due 04/01/09	$9,300,000	9,300,000

Repurchase Agreement - 1.8%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $6,224,017; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $6,351,823)	6,224,000	6,224,000

Total Short-Term Investments (Cost $15,524,000)		15,524,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.1% (Cost $536,682,938)		354,906,031

	Shares
SECURITIES LENDING COLLATERAL - 16.6%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	60,302,586	58,360,843
The Mellon GSL Reinvestment Trust II 0.000% + ¤	1,820,122	18,201

Total Securities Lending Collateral (Cost $62,122,708)		58,379,044

TOTAL INVESTMENTS - 117.7% (Cost $598,805,646)		413,285,075

OTHER ASSETS & LIABILITIES, NET - (17.7%)		(62,199,557)

NET ASSETS - 100.0%		$351,085,518

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $100,087,872 or 28.5% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $18,201 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
WARRANTS - 0.2%

Health Care - 0.2%

Akorn Inc Strike @ $5.40 Exp. 03/08/11 * + ◊ ж	50,750	$450
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * + ◊ ж	12,024	60,787
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * + ◊ ж	44,635	88,478
ConjuChem Biotechnologies Inc (Canada)
Strike @ $1.00 Exp. 11/27/09 * + ◊ ж	635,000	—
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * + ◊ ж	33,925	5,571
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * + ◊ ж	27,500	6,165

		161,451

Total Warrants (Cost $67,254)		161,451

CONVERTIBLE PREFERRED STOCKS - 3.6%

Health Care - 3.6%

Mylan Inc 6.500%	3,130	2,668,137

Total Convertible Preferred Stocks (Cost $2,938,035)		2,668,137

COMMON STOCKS - 90.5%

Health Care - 90.5%

Abbott Laboratories	77,100	3,677,670
Acorda Therapeutics Inc *	108,300	2,145,423
Aetna Inc	103,600	2,520,588
Air Methods Corp * †	10,000	169,100
Alcon Inc (Switzerland)	15,200	1,381,832
Alexion Pharmaceuticals Inc * †	72,500	2,730,350
Allos Therapeutics Inc *	487,200	3,010,896
AMAG Pharmaceuticals Inc * †	123,400	4,537,418
AMERIGROUP Corp *	32,580	897,253
Amgen Inc *	29,800	1,475,696
Anadys Pharmaceuticals Inc *	10,100	68,579
Ardea Biosciences Inc * †	110,698	1,139,082
ARYx Therapeutics Inc *	231,282	786,359
Auxilium Pharmaceuticals Inc * †	61,000	1,690,920
Baxter International Inc	35,900	1,838,798
BioMarin Pharmaceutical Inc * †	223,300	2,757,755
CardioNet Inc *	18,200	510,692
Celgene Corp *	60,700	2,695,080
Cephalon Inc * †	55,400	3,772,740
China Medical Technologies Inc ADR † (Cayman)	54,300	747,711
Cytori Therapeutics Inc * †	122,850	211,302
EnteroMedics Inc *	31,700	43,112
Gilead Sciences Inc *	76,500	3,543,480
Impax Laboratories Inc *	248,500	1,302,140
Incyte Corp Ltd * †	516,600	1,208,844
Intercell AG * + (Austria)	17,500	538,897
InterMune Inc * †	28,350	466,074
MAP Pharmaceuticals Inc *	71,800	150,780
Medco Health Solutions Inc *	57,500	2,377,050
Mylan Inc * †	170,200	2,282,382
Pharmasset Inc *	57,200	561,132
Regeneron Pharmaceuticals Inc *	67,500	935,550
Roche Holding Ltd ADR (Switzerland)	45,600	1,568,640
Santhera Pharmaceutical Holding AG * + (Switzerland)	5,378	221,877
Shire Ltd ADR (United Kingdom)	68,600	2,465,484
Teva Pharmaceutical Industries Ltd ADR † (Israel)	30,300	1,365,015
Thermo Fisher Scientific Inc *	42,900	1,530,243
United Therapeutics Corp * †	38,800	2,564,292
Vertex Pharmaceuticals Inc *	118,000	3,390,140
WuXi PharmaTech Cayman Inc ADR * (Cayman)	41,400	187,542
XenoPort Inc *	98,400	1,905,024

		67,372,942

Total Common Stocks (Cost $76,311,687)		67,372,942

	Principal
	Amount
SHORT-TERM INVESTMENT - 9.7%

Repurchase Agreement - 9.7%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $7,185,020; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $7,333,164)	$7,185,000	7,185,000

Total Short-Term Investment (Cost $7,185,000)		7,185,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 104.0% (Cost $86,501,976)		77,387,530

	Shares
SECURITIES LENDING COLLATERAL - 24.1%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	18,537,347	17,940,444
The Mellon GSL Reinvestment Trust II 0.000% + ¤	446,783	4,468

Total Securities Lending Collateral (Cost $18,984,130)		17,944,912

TOTAL INVESTMENTS - 128.1% (Cost $105,486,106)		95,332,442

OTHER ASSETS & LIABILITIES, NET - (28.1%)		(20,934,560)

NET ASSETS - 100.0%		$74,397,882

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(b) Securities with a total aggregate market value of $18,867,137 or 25.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $4,468 or less than 0.1% of the net assets were in default as of March 31, 2009.

(d)	0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of March 31, 2009, were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$450	0.0%
Ardea Biosciences Inc Warrants (Exp. 12/19/13) 12/19/08	1,503	60,787	0.1%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) 11/13/08	5,579	88,478	0.1%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/27/09) 11/22/06	55,422	—	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,750	5,571	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) 08/11/08	—	6,165	0.0%

	$67,254	$161,451	0.2%

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 13.9%

Abercrombie & Fitch Co ‘A’ †	2,244,397	$53,416,649
Darden Restaurants Inc †	580,800	19,898,208
DISH Network Corp ‘A’ *	2,118,100	23,532,091
J.C. Penney Co Inc †	1,862,900	37,388,403
Leggett & Platt Inc †	3,529,750	45,851,452
Mattel Inc	3,409,800	39,314,994
Starbucks Corp *	3,495,400	38,833,894
The Gap Inc †	2,166,100	28,137,639
Viacom Inc ‘B’ *	3,211,400	55,814,132

		342,187,462

Consumer Staples - 6.9%

Avon Products Inc †	1,506,400	28,968,072
McCormick & Co Inc †	1,499,800	44,349,086
Molson Coors Brewing Co ‘B’	1,563,600	53,600,208
Sara Lee Corp	2,275,700	18,387,656
The J.M. Smucker Co	644,000	24,001,880

		169,306,902

Energy - 6.9%

Hess Corp	364,700	19,766,740
Holly Corp †	2,001,600	42,433,920
Massey Energy Co †	1,362,000	13,783,440
Patterson-UTI Energy Inc †	2,197,000	19,685,120
Pride International Inc * †	2,209,600	39,728,608
The Williams Cos Inc	3,090,000	35,164,200

		170,562,028

Financials - 16.2%

Ameriprise Financial Inc	2,389,300	48,956,757
City National Corp	813,767	27,480,911
Federated Investors Inc ‘B’	809,100	18,010,566
Hudson City Bancorp Inc	2,727,800	31,887,982
Marsh & McLennan Cos Inc	2,404,100	48,683,025
PartnerRe Ltd † (Bermuda)	500,300	31,053,621
Public Storage REIT †	1,054,700	58,272,175
RenaissanceRe Holdings Ltd (Bermuda)	948,800	46,908,672
The PNC Financial Services Group Inc	662,000	19,389,980
The St. Joe Co * †	1,719,900	28,791,126
Waddell & Reed Financial Inc ‘A’	2,184,028	39,465,386

		398,900,201

Health Care - 12.4%

Forest Laboratories Inc *	1,214,800	26,677,008
Hospira Inc *	2,008,000	61,966,880
Life Technologies Corp *	1,196,906	38,875,507
Omnicare Inc †	2,132,600	52,227,374
Patterson Cos Inc * †	2,078,800	39,206,168
Warner Chilcott Ltd ‘A’ * † (Bermuda)	3,840,568	40,402,775
Zimmer Holdings Inc *	1,264,100	46,139,650

		305,495,362

Industrials - 15.0%

Cintas Corp	1,497,379	37,015,209
Corrections Corp of America * †	2,975,600	38,117,436
Covanta Holding Corp * †	2,145,400	28,083,286
Dover Corp	1,029,200	27,150,296
Foster Wheeler AG * (Switzerland)	2,682,800	46,868,516
Monster Worldwide Inc * †	2,859,800	23,307,370
Parker-Hannifin Corp	981,500	33,351,370
Pitney Bowes Inc	2,181,900	50,947,365
Republic Services Inc	2,623,100	44,986,165
Spirit AeroSystems Holdings Inc ‘A’ *	3,846,200	38,346,614

		368,173,627

Information Technology - 14.0%

Agilent Technologies Inc *	2,760,700	42,431,959
Analog Devices Inc	2,496,695	48,111,313
Ingram Micro Inc ‘A’ * †	3,920,600	49,556,384
Juniper Networks Inc *	1,855,200	27,939,312
Lam Research Corp * †	1,697,700	38,656,629
Lexmark International Inc ‘A’ *	823,631	13,894,655
NetApp Inc *	1,605,600	23,827,104
NeuStar Inc ‘A’ * †	2,383,513	39,923,843
Seagate Technology LLC - Escrow Shares * + ж (Cayman)	24,300	2,430
Symantec Corp *	4,078,300	60,929,802

		345,273,431

Materials - 9.1%

Air Products & Chemicals Inc	779,600	43,852,500
Ball Corp	1,051,000	45,613,400
Bemis Co Inc	1,279,000	26,820,630
International Flavors & Fragrances Inc	915,600	27,889,176
Packaging Corp of America †	4,033,700	52,518,774
RPM International Inc	2,185,528	27,821,771

		224,516,251

Utilities - 4.5%

American Electric Power Co Inc †	1,811,000	45,745,860
Energen Corp	478,468	13,937,773
PPL Corp †	718,700	20,633,877
Wisconsin Energy Corp †	742,800	30,581,076

		110,898,586

Total Common Stocks (Cost $3,317,157,356)		2,435,313,850

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $36,510,101; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $37,241,370)	$36,510,000	36,510,000

Total Short-Term Investment (Cost $36,510,000)		36,510,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.4% (Cost $3,353,667,356)		2,471,823,850

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.9%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	227,648,919	$220,318,624
The Mellon GSL Reinvestment Trust II 0.000% + ¤	10,141,691	101,417

Total Securities Lending Collateral (Cost $237,790,610)		220,420,041

TOTAL INVESTMENTS - 109.3% (Cost $3,591,457,966)		2,692,243,891

OTHER ASSETS & LIABILITIES, NET - (9.3%)		(229,485,410)

NET ASSETS - 100.0%		$2,462,758,481

Notes to Schedule of Investments
(a)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b)  Securities with a total aggregate market value of $220,422,471 or 9.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c)  Securities with a total aggregate market value of $101,417 or less than 0.1% of the net assets were in default as of March 31, 2009.
(d)  Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 18.8%

Amazon.com Inc * †	334,394	$24,557,895
AutoZone Inc *	60,121	9,776,877
Best Buy Co Inc †	404,009	15,336,182
Family Dollar Stores Inc †	298,493	9,960,711
GameStop Corp ‘A’ * †	192,338	5,389,311
ITT Educational Services Inc * †	52,249	6,344,074
Kohl’s Corp * †	213,923	9,053,221
McDonald’s Corp	162,936	8,891,418
priceline.com Inc * †	111,723	8,801,538

		98,111,227

Energy - 7.0%

Hess Corp	154,208	8,358,074
Range Resources Corp †	176,746	7,274,865
Southwestern Energy Co * †	530,062	15,737,541
XTO Energy Inc	172,660	5,286,849

		36,657,329

Financials - 7.5%

Fidelity National Financial Inc ‘A’	519,036	10,126,392
Morgan Stanley	322,990	7,354,482
Northern Trust Corp	162,044	9,693,472
The Goldman Sachs Group Inc	114,175	12,104,833

		39,279,179

Health Care - 14.3%

Abbott Laboratories	138,024	6,583,745
Baxter International Inc	130,964	6,707,976
C.R. Bard Inc	59,843	4,770,684
Celgene Corp *	145,067	6,440,975
Gilead Sciences Inc * †	233,495	10,815,488
Illumina Inc * †	223,782	8,333,642
Medco Health Solutions Inc *	219,131	9,058,876
Mylan Inc * †	570,371	7,648,675
Myriad Genetics Inc * †	138,054	6,277,315
St. Jude Medical Inc *	218,206	7,927,424

		74,564,800

Industrials - 6.7%

C.H. Robinson Worldwide Inc †	139,542	6,364,511
First Solar Inc * †	59,499	7,895,517
Fluor Corp	92,530	3,196,912
Goodrich Corp	139,576	5,288,535
Jacobs Engineering Group Inc * †	190,774	7,375,323
Precision Castparts Corp	84,282	5,048,492

		35,169,290

Information Technology - 36.5%

Apple Inc *	243,970	25,646,126
Broadcom Corp ‘A’ *	483,011	9,650,560
Cisco Systems Inc *	570,395	9,565,524
Corning Inc	309,597	4,108,352
Google Inc ‘A’ * †	50,113	17,442,331
Hewlett-Packard Co †	204,852	6,567,555
Intel Corp	548,665	8,257,408
International Business Machines Corp	203,338	19,701,419
Juniper Networks Inc * †	378,259	5,696,581
MasterCard Inc ‘A’ †	94,721	15,863,873
McAfee Inc * †	257,086	8,612,381
Oracle Corp *	1,059,372	19,142,852
QUALCOMM Inc	553,525	21,537,658
Visa Inc ‘A’ †	345,260	19,196,456

		190,989,076

Materials - 7.9%

Freeport-McMoRan Copper & Gold Inc †	204,382	7,788,998
Monsanto Co	227,203	18,880,569
Praxair Inc	121,259	8,159,518
The Mosaic Co	154,990	6,506,480

		41,335,565

Total Common Stocks (Cost $546,659,192)		516,106,466

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $9,798,027; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $9,997,333)	$9,798,000	9,798,000

Total Short-Term Investment (Cost $9,798,000)		9,798,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.6% (Cost $556,457,192)		525,904,466

	Shares
SECURITIES LENDING COLLATERAL - 13.8%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	74,562,522	72,161,609
The Mellon GSL Reinvestment Trust II 0.000% + ¤	1,066,946	10,669
Total Securities Lending Collateral (Cost $75,629,468)		72,172,278

TOTAL INVESTMENTS - 114.4% (Cost $632,086,660)		598,076,744

OTHER ASSETS & LIABILITIES, NET - (14.4%)		(75,236,115)

NET ASSETS - 100.0%		$522,840,629

Notes to Schedule of Investments
(a)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b)  Securities with a total aggregate market value of $72,172,278 or 13.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c)  Securities with a total aggregate market value of $10,669 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.3%

United Kingdom - 0.3%

HSBC Holdings PLC Exp. 04/03/09 *	746,733	$1,510,738
William Hill PLC Exp. 04/07/09 *	5,002,777	4,594,050

Total Rights (Cost $14,544,138)		6,104,788

COMMON STOCKS - 98.2%

Australia - 0.4%

QBE Insurance Group Ltd +	491,765	6,597,035

Austria - 0.8%

Erste Group Bank AG +	900,152	15,246,577

Bermuda - 1.1%

Li & Fung Ltd † +	8,091,200	18,968,269

Canada - 1.9%

Canadian National Railway Co	960,610	34,053,624
Nortel Networks Corp *	83	19
		34,053,643

Czech Republic - 0.5%

Komercni Banka AS +	82,721	8,331,677

France - 18.8%

Air Liquide SA +	426,044	34,645,310
AXA SA † +	2,496,768	29,967,389
GDF Suez +	1,248,478	42,816,141
Legrand SA +	1,359,773	23,624,289
LVMH Moet Hennessy Louis Vuitton SA † +	1,034,817	64,936,611
Pernod-Ricard SA † +	526,340	29,332,766
Schneider Electric SA +	791,979	52,671,938
Total SA +	804,170	39,765,824
Vivendi +	796,740	21,072,982

		338,833,250

Germany - 10.1%

Bayer AG +	801,727	38,942,211
Deutsche Boerse AG +	278,470	16,751,287
E.ON AG +	558,202	15,584,921
Linde AG +	830,310	56,398,575
Merck KGaA * † +	428,125	37,731,085
SAP AG +	448,540	15,801,777

		181,209,856

Hong Kong - 0.6%

CNOOC Ltd +	11,212,000	11,266,477

India - 1.3%

Infosys Technologies Ltd ADR	901,310	24,001,885

Italy - 0.7%

Intesa Sanpaolo SPA +	4,649,522	12,788,452

Japan - 13.7%

Aeon Credit Service Co Ltd +	1,241,800	11,368,337
Canon Inc +	1,604,600	46,777,020
FANUC Ltd +	350,800	23,993,674
Hirose Electric Co Ltd † +	139,600	13,503,961
HOYA Corp +	1,925,800	38,326,426
INPEX Corp +	5,348	37,866,876
Kao Corp +	1,904,700	37,165,269
Konica Minolta Holdings Inc +	694,500	6,053,672
Shin-Etsu Chemical Co Ltd +	501,400	24,633,935
Tokyo Electron Ltd +	201,500	7,546,924

		247,236,094

Mexico - 1.3%

America Movil SAB de CV ‘L’ ADR	472,670	12,799,904
Grupo Modelo SAB de CV ‘C’	3,476,300	10,528,293

		23,328,197

Netherlands - 6.9%

ASML Holding NV +	672,229	11,836,614
Heineken NV +	1,743,770	49,535,757
TNT NV +	1,768,840	30,318,656
Wolters Kluwer NV +	1,979,710	32,090,561

		123,781,588

Singapore - 1.2%

Singapore Telecommunications Ltd +	13,026,680	21,713,754

South Africa - 0.7%

MTN Group Ltd +	1,085,600	12,045,276

South Korea - 1.3%

Samsung Electronics Co Ltd +	55,374	22,878,177

Switzerland - 16.4%

Actelion Ltd * +	357,344	16,307,867
Compagnie Financiere Richemont SA ‘A’ +	990,274	15,461,668
Givaudan SA * † +	60,578	31,354,737
Julius Baer Holding AG +	772,856	18,989,710
Nestle SA +	2,917,478	98,565,142
Roche Holding AG +	700,806	96,185,731
Sonova Holding AG +	211,377	12,757,668
Swiss Reinsurance Co † +	373,401	6,100,800

		295,723,323

Taiwan - 1.3%

Taiwan Semiconductor Manufacturing Co Ltd ADR	2,608,021	23,341,788

United Kingdom - 16.9%

BHP Billiton PLC +	564,900	11,142,970
Burberry Group PLC +	2,517,380	10,153,262
Diageo PLC +	3,781,756	42,230,114
GlaxoSmithKline PLC +	1,123,825	17,503,168
HSBC Holdings PLC (LI) +	1,792,160	9,977,945
Ladbrokes PLC +	4,265,008	11,196,510
Reckitt Benckiser Group PLC +	1,803,398	67,662,644
Royal Dutch Shell PLC ‘A’ (LI) +	1,555,693	34,973,033
Smiths Group PLC +	1,860,638	17,842,529
Standard Chartered PLC +	1,799,932	22,350,225
Tesco PLC +	2,976,919	14,222,932
William Hill PLC +	5,002,777	12,197,471
WPP PLC +	5,686,343	31,978,752

		303,431,555

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
United States - 2.3%

Synthes Inc +	379,194	$42,242,055

Total Common Stocks (Cost $2,687,861,498)		1,767,018,928

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $23,118,064; collateralized by Federal Home Loan Bank: 4.500% due 04/06/09 and market value $23,581,656)	$23,118,000	23,118,000

Total Short-Term Investment (Cost $23,118,000)		23,118,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.8% (Cost $2,725,523,636)		1,796,241,716

	Shares
SECURITIES LENDING COLLATERAL - 7.6%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	141,159,515	136,614,178
The Mellon GSL Reinvestment Trust II 0.000% + ¤	908,347	9,084

Total Securities Lending Collateral (Cost $142,067,862)		136,623,262

TOTAL INVESTMENTS - 107.4% (Cost $2,867,591,498)		1,932,864,978

OTHER ASSETS & LIABILITIES, NET - (7.4%)		(133,029,714)

NET ASSETS - 100.0%		$1,799,835,264

Notes to Schedule of Investments
(a)  As of March 31, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.4%
Health Care	14.5%
Consumer Discretionary	12.4%
Information Technology	11.7%
Industrials	10.1%
Financials	8.9%
Short-Term Investment & Securities Lending Collateral	8.9%
Materials	8.8%
Energy	6.9%
Utilities	3.2%
Telecommunication Services	2.6%

107.4%
Other Assets & Liabilities, Net	(7.4%)

100.0%

(b)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c)  Securities with a total aggregate market value of $1,798,916,677 or 99.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d)  Securities with a total aggregate market value of $9,084 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 4.8%

Callaway Golf Co †	334,100	$2,398,838
Dover Downs Gaming & Entertainment Inc †	82,300	252,661
Ethan Allen Interiors Inc †	152,300	1,714,898
Hillenbrand Inc	103,500	1,657,035
International Speedway Corp ‘A’ †	123,600	2,726,616
Phillips-Van Heusen Corp	177,100	4,016,628
RadioShack Corp	167,900	1,438,903
Wolverine World Wide Inc	195,000	3,038,100

		17,243,679

Consumer Staples - 8.9%

Casey’s General Stores Inc †	184,400	4,916,104
Corn Products International Inc	199,400	4,227,280
Del Monte Foods Co †	452,800	3,300,912
PepsiAmericas Inc	227,600	3,926,100
Ruddick Corp	172,200	3,865,890
The J.M. Smucker Co	109,800	4,092,246
Universal Corp	109,700	3,282,224
WD-40 Co	84,100	2,030,174
Weis Markets Inc	63,500	1,971,040

		31,611,970

Energy - 11.5%

Berry Petroleum Co ‘A’	170,600	1,869,776
Buckeye Partners LP	70,600	2,517,596
CARBO Ceramics Inc	16,400	466,416
Cimarex Energy Co †	164,400	3,021,672
El Paso Pipeline Partners LP †	26,300	452,360
General Maritime Corp †	183,377	1,283,639
Holly Corp †	184,100	3,902,920
Linn Energy LLC †	229,600	3,421,040
Lufkin Industries Inc	57,500	2,178,100
Magellan Midstream Partners LP †	104,900	3,080,913
NuStar Energy LP	73,500	3,389,085
Penn Virginia Corp	157,400	1,728,252
St. Mary Land & Exploration Co †	224,200	2,966,166
TC Pipelines LP	28,500	847,875
Teekay Corp †	48,500	690,155
Tidewater Inc †	100,600	3,735,278
Tsakos Energy Navigation Ltd (Bermuda)	115,400	1,625,986
Williams Partners LP	36,900	411,804
World Fuel Services Corp †	107,400	3,397,062

		40,986,095

Financials - 16.8%

Advance America Cash Advance Centers Inc	377,300	637,637
American Equity Investment Life Holding Co †	152,100	632,736
American Financial Group Inc	234,800	3,768,540
American Physicians Capital Inc	32,000	1,309,440
Bank of Hawaii Corp	114,400	3,772,912
BioMed Realty Trust Inc REIT	90,400	612,008
Cullen/Frost Bankers Inc †	91,900	4,313,786
Delphi Financial Group Inc ‘A’	169,848	2,286,154
Equity One Inc REIT †	219,400	2,674,486
Extra Space Storage Inc REIT †	79,000	435,290
Federated Investors Inc ‘B’	176,300	3,924,438
Franklin Street Properties Corp REIT †	170,200	2,093,460
Fulton Financial Corp †	299,000	1,982,370
Healthcare Realty Trust Inc REIT †	210,000	3,147,900
HRPT Properties Trust REIT †	630,200	2,010,338
Infinity Property & Casualty Corp	80,600	2,734,758
International Bancshares Corp †	142,700	1,113,060
National Penn Bancshares Inc †	216,600	1,797,780
Nationwide Health Properties Inc REIT †	155,100	3,441,669
PS Business Parks Inc REIT	35,200	1,297,120
RLI Corp †	71,900	3,609,380
Sovran Self Storage Inc REIT	64,000	1,285,120
Susquehanna Bancshares Inc †	157,600	1,470,408
UDR Inc REIT †	307,833	2,650,442
Washington Federal Inc	256,788	3,412,713
Zenith National Insurance Corp	147,400	3,553,814

		59,967,759

Health Care - 7.0%

Hill-Rom Holdings Inc †	110,500	1,092,845
Invacare Corp †	131,600	2,109,548
Owens & Minor Inc †	134,700	4,462,611
PerkinElmer Inc	275,603	3,519,450
STERIS Corp	22,800	530,784
Teleflex Inc	96,300	3,764,367
The Cooper Cos Inc †	204,800	5,414,912
West Pharmaceutical Services Inc	120,200	3,943,762

		24,838,279

Industrials - 19.0%

Acuity Brands Inc †	152,500	3,437,350
Applied Industrial Technologies Inc †	147,600	2,490,012
Arkansas Best Corp †	35,200	669,504
Barnes Group Inc †	208,000	2,223,520
Belden Inc †	176,200	2,204,262
Bucyrus International Inc	190,900	2,897,862
Crane Co	201,000	3,392,880
Curtiss-Wright Corp	132,300	3,711,015
Ennis Inc	257,000	2,277,020
Granite Construction Inc	107,000	4,010,360
Harsco Corp	166,000	3,680,220
KBR Inc	274,200	3,786,702
Kennametal Inc †	232,800	3,773,688
Lennox International Inc †	135,700	3,590,622
Lincoln Electric Holdings Inc †	109,500	3,470,055
Mueller Industries Inc	127,300	2,761,137
Pacer International Inc	139,500	488,250
Quanex Building Products Corp	91,900	698,440
Regal-Beloit Corp †	119,700	3,667,608
SkyWest Inc	206,300	2,566,372
Steelcase Inc ‘A’	329,400	1,650,294
The Brink’s Co	137,800	3,646,188
The Timken Co	76,000	1,060,960
Tomkins PLC ADR (United Kingdom)	59,000	404,150
Trinity Industries Inc †	111,800	1,021,852
Triumph Group Inc	36,200	1,382,840
Valmont Industries Inc †	51,500	2,585,815

		67,548,978

Information Technology - 2.9%

Diebold Inc	160,300	3,422,405
Himax Technologies Inc ADR † (Cayman)	192,300	538,440
Imation Corp	133,800	1,023,570
Jabil Circuit Inc	511,300	2,842,828
MTS Systems Corp	43,300	985,075
Park Electrochemical Corp	94,500	1,632,960

		10,445,278

Materials - 16.1%

AMCOL International Corp †	91,700	1,360,828
Bemis Co Inc	223,600	4,688,892
Carpenter Technology Corp †	223,200	3,151,584
Cliffs Natural Resources Inc	179,500	3,259,720
Commercial Metals Co †	439,900	5,080,845
Compass Minerals International Inc	20,100	1,133,037
Cytec Industries Inc	51,200	769,024
IAMGOLD Corp (Canada)	594,300	5,081,265
Innophos Holdings Inc	49,700	560,616
Methanex Corp (Canada)	205,900	1,608,079
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Olin Corp	303,300	$4,328,091
Royal Gold Inc †	117,900	5,513,004
RPM International Inc	319,100	4,062,143
Sensient Technologies Corp †	164,200	3,858,700
Sonoco Products Co	179,000	3,755,420
Terra Industries Inc	173,100	4,862,379
The Lubrizol Corp	126,300	4,295,463

		57,369,090

Utilities - 12.9%

AGL Resources Inc	152,200	4,037,866
Atmos Energy Corp	179,800	4,156,976
Cleco Corp	178,000	3,860,820
Energen Corp	142,900	4,162,677
National Fuel Gas Co	133,200	4,085,244
OGE Energy Corp †	166,300	3,961,266
Southwest Gas Corp	147,300	3,103,611
Suburban Propane Partners LP	59,400	2,171,664
UGI Corp	179,200	4,230,912
Vectren Corp	179,100	3,777,219
Westar Energy Inc	216,700	3,798,751
WGL Holdings Inc	137,700	4,516,560

		45,863,566

Total Common Stocks (Cost $495,067,966)		355,874,694

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $6,545,018; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $6,679,183)	$6,545,000	6,545,000

Total Short-Term Investment (Cost $6,545,000)		6,545,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.7% (Cost $501,612,966)		362,419,694

	Shares
SECURITIES LENDING COLLATERAL - 16.9%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	62,239,826	60,235,703
The Mellon GSL Reinvestment Trust II 0.000% + ¤	3,415,456	34,155

Total Securities Lending Collateral (Cost $65,655,282)		60,269,858

TOTAL INVESTMENTS - 118.6% (Cost $567,268,248)		422,689,552

OTHER ASSETS & LIABILITIES, NET - (18.6%)		(66,437,815)

NET ASSETS - 100.0%		$356,251,737

Notes to Schedule of Investments
(a)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b)  Securities with a total aggregate market value of $60,269,858 or 16.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c)  Securities with a total aggregate market value of $34,155 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Energy - 0.8%

Petroleo Brasileiro SA (Brazil)	114,380	$1,411,167

Total Preferred Stocks (Cost $226,526)		1,411,167

CONVERTIBLE PREFERRED STOCKS - 4.1%

Health Care - 4.1%

Mylan Inc 6.500%	4,200	3,580,248
Schering-Plough Corp 6.000%	16,400	3,452,200

		7,032,448

Total Convertible Preferred Stocks (Cost $5,017,981)		7,032,448

COMMON STOCKS - 54.3%

Consumer Discretionary - 5.2%

Cablevision Systems Corp ‘A’	171,840	2,223,610
Cinemark Holdings Inc	1,900	17,841
Jupiter Telecommunications Co Ltd + (Japan)	3,590	2,398,193
Liberty Global Inc ‘A’ * †	228,825	3,331,692
National CineMedia Inc †	77,530	1,021,845

		8,993,181

Consumer Staples - 3.8%

Altria Group Inc †	71,560	1,146,391
Lorillard Inc	43,710	2,698,655
Nestle SA + (Switzerland)	77,950	2,633,491

		6,478,537

Energy - 4.3%

Exxon Mobil Corp	85,440	5,818,464
Petroleo Brasileiro SA ADR (Brazil)	49,520	1,508,874

		7,327,338

Financials - 4.3%

Assurant Inc	44,000	958,320
Everest Re Group Ltd (Bermuda)	60,460	4,280,568
JPMorgan Chase & Co	67,300	1,788,834
Julius Baer Holding AG + (Switzerland)	19,138	470,236

		7,497,958

Health Care - 6.0%

Abbott Laboratories	42,040	2,005,308
Aetna Inc	45,300	1,102,149
Amicus Therapeutics Inc * †	84,410	770,663
Beckman Coulter Inc †	27,740	1,415,017
Human Genome Sciences Inc * †	218,900	181,687
Medco Health Solutions Inc *	48,300	1,996,722
Orexigen Therapeutics Inc * †	144,810	377,954
Wyeth	59,500	2,560,880

		10,410,380

Industrials - 2.0%

Aircastle Ltd (Bermuda)	150,700	700,755
Joy Global Inc †	51,310	1,092,903
Navistar International Corp * †	31,070	1,039,602
Orbital Sciences Corp * †	56,720	674,401

		3,507,661

Information Technology - 26.0%

Apple Inc *	16,800	1,766,016
eBay Inc *	241,590	3,034,370
Google Inc ‘A’ *	12,490	4,347,269
Macrovision Solutions Corp * †	151	2,686
Microsoft Corp	305,470	5,611,484
Novell Inc *	296,900	1,264,794
QUALCOMM Inc	159,160	6,192,916
Research In Motion Ltd * (Canada)	137,130	5,906,189
Seagate Technology LLC - Escrow Shares * + ж (Cayman)	52,800	5,280
Synopsys Inc *	101,920	2,112,802
Take-Two Interactive Software Inc *	1,474,357	12,310,881
THQ Inc *	749,700	2,279,088

		44,833,775

Materials - 2.2%

Cia Vale do Rio Doce ADR † (Brazil)	67,100	892,430
Potash Corp of Saskatchewan Inc (Canada)	13,000	1,050,530
The Lubrizol Corp †	51,900	1,765,119

		3,708,079

Utilities - 0.5%

Dynegy Inc ‘A’ * †	8,895	12,542
NRG Energy Inc * †	44,930	790,768

		803,310

Total Common Stocks (Cost $132,914,075)		93,560,219

	Principal
	Amount
CORPORATE BONDS & NOTES - 9.8%

Consumer Discretionary - 0.8%

Centex Corp
5.800% due 09/15/09	$440,000	435,600
Clear Channel Communications Inc
6.250% due 03/15/11 †	725,000	148,625
MGM MIRAGE
6.000% due 10/01/09	835,000	455,075
Wynn Las Vegas LLC
6.625% due 12/01/14 †	490,000	372,400

		1,411,700

Energy - 1.2%

Buckeye Partners LP
4.625% due 07/15/13	270,000	252,314
Energy Transfer Partners LP
5.650% due 08/01/12	170,000	161,844
NuStar Pipeline Operating Partnership LP
5.875% due 06/01/13	780,000	683,439
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	273,951	289,950
TEPPCO Partners LP
6.125% due 02/01/13	455,000	442,003
Valero Logistics Operations LP
6.050% due 03/15/13	200,000	172,792

		2,002,342

Financials - 7.0%

American International Group Inc
6.250% due 03/15/37	500,000	50,000
AXA SA (France)
6.379% due 12/14/36 ~ §	1,860,000	682,090
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Bank of America Corp
8.000% due 01/30/58 §	$890,000	$356,872
8.125% due 11/15/80 §	195,000	80,211
Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 § ж	1,840,000	552,000
Capmark Financial Group Inc
3.391% due 05/10/10 §	325,000	88,156
7.375% due 05/10/12	550,000	109,030
CIT Group Funding Co of Canada (Canada)
4.650% due 07/01/10	630,000	523,105
Citigroup Capital XXI
8.300% due 12/21/77 §	1,330,000	641,830
Citigroup Inc
8.400% due 04/30/99	660,000	373,817
Ford Motor Credit Co LLC
9.750% due 09/15/10	1,930,000	1,588,194
General Motors Acceptance Corp LLC
8.000% due 11/01/31 ~	746,000	359,848
Goldman Sachs Capital I
6.345% due 02/15/34 †	1,190,000	704,766
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	2,200,000	440,814
JPMorgan Chase & Co
7.900% due 12/01/99 §	1,140,000	734,108
Lehman Brothers Holdings Inc
7.500% due 05/11/38 ¤	2,529,000	253
Lloyds Banking Group PLC (United Kingdom)
6.413% due 10/01/99 ~ §	2,800,000	644,582
MBIA Inc
5.700% due 12/01/34	480,000	174,815
Merrill Lynch & Co Inc
7.750% due 05/14/38	1,160,000	690,465
MetLife Capital Trust X
9.250% due 04/08/38 ~ §	300,000	168,257
MetLife Inc
6.400% due 12/15/36	1,060,000	445,955
Popular North America Inc
4.700% due 06/30/09 †	460,000	455,299
Prudential Holdings LLC
8.695% due 12/18/23 ~	1,215,000	1,047,557
The Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,095,000	932,649
Washington Mutual Bank
3.283% due 05/01/09 ¤	875,000	231,875

		12,076,548

Information Technology - 0.1%

NCR Corp
7.125% due 06/15/09	225,000	226,316

Utilities - 0.7%

Monongahela Power Co
7.360% due 01/15/10	570,000	571,953
Progress Energy Inc
6.850% due 04/15/12	20,000	20,767
Westar Energy Inc
7.125% due 08/01/09	570,000	570,539

		1,163,259

Total Corporate Bonds & Notes (Cost $32,993,121)		16,880,165

CONVERTIBLE CORPORATE BONDS - 0.9%

Health Care - 0.9%

Theravance Inc
3.000% due 01/15/15	1,969,000	1,565,847

Total Convertible Corporate Bonds (Cost $1,649,265)		1,565,847

MORTGAGE-BACKED SECURITIES - 29.8%

Collateralized Mortgage Obligations - 13.4%

Banc of America Commercial Mortgage Inc
5.421% due 09/10/45 " §	1,580,000	774,401
Citigroup Commercial Mortgage Trust
6.096% due 12/10/49 " §	1,680,000	1,058,021
Citimortgage Alternative Loan Trust
0.922% due 10/25/36 " §	1,188,478	489,915
0.972% due 10/25/36 " §	615,462	208,487
Countrywide Alternative Loan Trust
5.500% due 05/25/35 "	1,060,000	687,360
5.500% due 02/25/36 "	790,000	577,120
6.000% due 11/25/34 "	546,815	490,080
6.000% due 01/25/35 "	444,739	362,858
6.500% due 09/25/34 "	16,060	14,455
Countrywide Home Loan Mortgage Pass-Through Trust
4.982% due 03/25/35 " §	1,049,166	543,067
Deutsche ALT-A Securities Inc Alternate Loan Trust
6.005% due 10/25/36 " §	536,674	317,172
Fannie Mae
6.000% due 11/25/28 "	247,631	261,719
22.286% due 06/25/36 " §	201,398	239,800
22.653% due 03/25/36 " §	289,331	349,634
Fannie Mae (IO)
5.500% due 06/25/33 - 06/01/35 " ж	4,539,606	497,238
6.000% due 08/01/33 - 08/01/35 " ж	2,157,330	289,389
6.000% due 09/01/35 " § ж	435,759	63,230
6.178% due 02/25/35 - 05/25/35 " § ж	2,197,599	173,397
6.228% due 08/25/25 " § ж	1,067,517	113,886
6.500% due 02/01/32 - 02/01/33 " ж	656,630	81,878
6.500% due 02/01/33 " § ж	277,416	44,198
6.578% due 11/25/30 " § ж	317,252	28,216
7.000% due 06/01/23 - 08/01/26 " ж	792,689	111,839
7.000% due 09/01/23 " ж	1,048,055	138,030
7.378% due 11/25/31 " § ж	772,177	75,108
7.428% due 01/25/32 " § ж	169,451	16,138
7.478% due 04/25/32 - 12/25/32 " § ж	1,876,906	204,257
7.500% due 08/01/23 - 11/01/23 " ж	985,138	161,591
7.544% due 12/18/32 " § ж	232,696	26,460
7.578% due 03/25/32 - 11/25/32 " § ж	321,122	33,303
7.728% due 02/25/33 " § ж	450,616	47,090
Fannie Mae (PO)
0.000% due 09/25/23 " ж	217,809	184,749
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 "	364,762	344,441
6.000% due 01/25/35 "	313,209	265,012
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Freddie Mac
6.500% due 02/15/28 - 04/15/28 "	$386,356	$411,385
22.344% due 06/15/34 " §	174,483	203,318
22.710% due 08/15/35 " §	91,633	111,310
Freddie Mac (IO)
5.594% due 07/15/25 - 02/15/26 " § ж	1,934,393	178,133
6.000% due 12/01/31 - 03/01/33 " ж	878,245	113,039
6.094% due 04/15/36 " § ж	1,315,231	137,361
6.144% due 01/15/35 " § ж	1,675,277	135,626
6.500% due 02/01/28 - 01/01/29 " ж	183,825	23,668
6.694% due 04/15/33 " § ж	391,599	32,700
7.000% due 06/01/26 - 04/01/27 " ж	801,681	107,958
7.044% due 02/15/30 - 02/15/32 " § ж	71,748	4,348
7.094% due 07/15/26 - 03/15/29 " § ж	547,581	52,632
Freddie Mac (PO)
0.000% due 06/01/26 - 02/01/28 " ж	155,026	132,080
GE Capital Commercial Mortgage Corp
5.332% due 11/10/45 " §	300,000	144,967
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 "	730,000	586,948
Government National Mortgage Association (IO)
6.944% due 02/16/32 " § ж	430,024	43,769
7.044% due 01/16/27 " § ж	340,164	39,626
7.094% due 01/17/30 " § ж	289,336	33,647
7.144% due 12/16/26 " § ж	903,487	92,597
GSR Mortgage Loan Trust
5.143% due 11/25/35 " §	1,703,764	1,136,656
JPMorgan Chase Commercial Mortgage Securities Corp
4.999% due 10/15/42 " §	390,000	195,373
5.305% due 01/15/49 "	175,000	140,612
5.804% due 06/15/49 " §	200,000	160,191
LB-UBS Commercial Mortgage Trust
5.084% due 02/15/31 "	250,000	229,201
5.217% due 02/15/31 " §	890,000	429,459
5.424% due 02/15/40 "	755,000	515,058
6.166% due 09/15/45 " §	480,000	218,628
MASTR Adjustable Rate Mortgages Trust
4.531% due 04/21/34 " §	307,451	255,737
MASTR Alternative Loans Trust
6.000% due 07/25/34 "	752,787	636,830
Merrill Lynch Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	660,000	424,122
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/36 " §	490,000	341,421
Residential Accredit Loans Inc
5.750% due 01/25/33 "	280,730	269,821
5.750% due 04/25/37 "	539,889	224,586
6.000% due 05/25/36 "	118,755	108,159
6.000% due 09/25/36 "	313,412	280,362
Residential Asset Securitization Trust
6.000% due 09/25/36 "	735,675	342,100
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 02/25/37 "	1,571,405	1,121,834
Washington Mutual Mortgage Pass-Through Certificates
5.646% due 05/25/37 " §	97,027	55,664
5.660% due 03/25/37 " §	728,765	184,505
5.695% due 02/25/37 " § ж	289,790	91,195
6.122% due 08/25/36 " §	1,386,755	804,182
Wells Fargo Mortgage-Backed Securities Trust
3.734% due 09/25/34 " §	286,158	235,806
4.372% due 09/25/34 " §	72,778	57,425
4.985% due 12/25/34 " §	348,450	243,893
5.004% due 10/25/34 " §	99,385	72,175
5.077% due 03/25/36 " §	1,325,393	666,459
5.093% due 03/25/36 " §	372,964	242,382
5.536% due 04/25/36 " § ж	596,313	453,823
5.557% due 07/25/36 " §	732,823	401,955
5.627% due 07/25/36 " §	1,270,467	711,066

		23,109,331

Fannie Mae - 14.4%

4.500% due 04/16/24 "	3,637,000	3,744,975
5.000% due 04/13/39 - 04/16/39 "	7,679,000	7,944,676
5.500% due 04/16/24 - 04/13/39 "	4,561,000	4,740,504
6.000% due 03/01/37 - 04/01/39 "	5,383,275	5,629,635
6.500% due 04/13/39 "	2,479,000	2,611,086
7.500% due 01/01/33 "	129,877	141,021
8.500% due 07/01/32 "	14,401	15,814

		24,827,711

Freddie Mac - 2.0%
6.000% due 04/16/24 - 03/01/33 "	1,475,140	1,545,799
7.000% due 10/01/37 "	1,730,675	1,833,461

		3,379,260

Total Mortgage-Backed Securities (Cost $60,298,976)		51,316,302

ASSET-BACKED SECURITIES - 1.4%

Argent Securities Inc
1.002% due 05/25/34 " §	778,579	430,908
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 "	180,000	103,110
Countrywide Asset-Backed Certificates
1.262% due 02/25/33 " §	18,836	8,110
4.657% due 02/25/36 " §	38,970	38,296
5.363% due 05/25/36 " §	204,784	159,639
5.382% due 05/25/36 " §	350,000	283,203
HFC Home Equity Loan Asset-Backed Certificates
0.805% due 01/20/35 " §	282,179	194,309
Lehman XS Trust
5.180% due 08/25/35 " §	76,736	75,970
MBNA Credit Card Master Note Trust
1.906% due 03/15/16 " §	1,720,000	757,971
Option One Mortgage Loan Trust
0.622% due 07/25/36 " §	447,339	323,690
Structured Asset Investment Loan Trust
0.562% due 09/25/36 " §	133,264	122,804

Total Asset-Backed Securities (Cost $4,292,006)		2,498,010

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 12.3%

Repurchase Agreement - 12.3%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $21,215,059; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $21,640,339)	$21,215,000	$21,215,000

Total Short-Term Investment (Cost $21,215,000)		21,215,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 113.4% (Cost $258,606,950)		195,479,158

	Shares
SECURITIES LENDING COLLATERAL - 5.3%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	9,476,785	9,171,633
The Mellon GSL Reinvestment Trust II 0.000% + ¤	433,083	4,331

Total Securities Lending Collateral (Cost $9,909,868)		9,175,964

TOTAL INVESTMENTS - 118.7% (Cost $268,516,818)		204,655,122

OTHER ASSETS & LIABILITIES, NET - (18.7%)		(32,226,635)

NET ASSETS - 100.0%		$172,428,487

Notes to Schedule of Investments
(a)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b)  Securities with a total aggregate market value of $14,683,164 or 8.5% of the net assets were valued under the fair value procedures established by the
Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c)  Securities with a total aggregate market value of $236,459 or 0.1% of the net assets were in default as of March 31, 2009.
(d)  2.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e)  The amount of $511,748 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 10-Year Notes (06/09)	29	$2,900,000	$8,202
U.S. Treasury 30-Year Bonds (06/09)	50	5,000,000	161,061

Short Futures Outstanding
U.S. Treasury 2-Year Notes (06/09)	24	4,800,000	(18,363)
U.S. Treasury 5-Year Notes (06/09)	95	9,500,000	(130,983)

			$19,917

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(f)  Swap agreements outstanding as of March 31, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	Appreciation

Inco Ltd 7.750% due 05/15/12	(0.630%)	03/20/17	MSC	2.002%	$520,000	$47,065	$—	$47,065
Inco Ltd 7.750% due 05/15/12	(0.700%)	03/20/17	MSC	2.002%	515,000	44,215	—	44,215

						$91,280	$—	$91,280

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

Countrywide Home Loans Inc 4.000% due 03/22/11	0.420%	06/20/09	MSC	5.347%	$1,530,000	($16,873)	$—	($16,873)
Merrill Lynch & Co Inc 5.000% due 01/15/15	4.150%	09/20/09	BRC	8.680%	940,000	(18,721)	—	(18,721)
Merrill Lynch & Co Inc 5.000% due 01/15/15	4.150%	09/20/09	CSF	8.680%	470,000	(9,361)	—	(9,361)
Capmark Financial Group Inc 6.300% due 05/10/17	0.950%	06/20/12	GSC	70.658%	405,000	(311,516)	—	(311,516)
Vale Overseas Ltd 8.250% due 01/17/34	1.100%	03/20/17	MSC	3.509%	520,000	(78,174)	—	(78,174)
Vale Overseas Ltd 8.250% due 01/17/34	1.170%	03/20/17	MSC	3.509%	515,000	(75,128)	—	(75,128)

						($509,773)	$—	($509,773)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Appreciation

Dow Jones CDX NA IG7 Index	(0.400%)	12/20/11	DUB	$2,635,200	$190,557	$271	$190,286

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Appreciation

3-Month USD-LIBOR	CSF	Pay	5.428%	08/07/17	$2,130,000	$443,730	$—	$443,730
3-Month USD-LIBOR	DUB	Pay	5.445%	08/08/17	1,800,000	380,930	—	380,930

						$824,660	$—	$824,660

Total Swap Agreements								$596,453

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MAIN STREET CORE® PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 8.8%

Aaron Rents Inc †	15,100	$402,566
Abercrombie & Fitch Co ‘A’ †	47,600	1,132,880
Aeropostale Inc *	64,500	1,713,120
American Eagle Outfitters Inc	92,700	1,134,648
American Greetings Corp ‘A’	35,800	181,148
Ameristar Casinos Inc †	9,000	113,220
AnnTaylor Stores Corp * †	107,800	560,560
Autoliv Inc	52,300	971,211
AutoNation Inc * †	95,300	1,322,764
Bally Technologies Inc *	8,300	152,886
Barnes & Noble Inc †	51,100	1,092,518
bebe Stores Inc	15,900	106,053
Best Buy Co Inc	69,500	2,638,220
Big Lots Inc *	16,400	340,792
Bob Evans Farms Inc †	25,000	560,500
BorgWarner Inc †	44,800	909,440
Boyd Gaming Corp †	90,900	339,057
Brinker International Inc †	72,800	1,099,280
Brink’s Home Security Holdings Inc *	11,700	264,420
Brunswick Corp †	95,063	327,967
Cablevision Systems Corp ‘A’	59,400	768,636
Callaway Golf Co	69,700	500,446
Career Education Corp *	43,500	1,042,260
Carnival Corp † (Panama)	93,300	2,015,280
Carter’s Inc * †	28,500	536,085
CBS Corp ‘B’ †	488,000	1,873,920
CEC Entertainment Inc *	32,800	848,864
Centex Corp †	45,225	339,188
Central European Media Enterprise Ltd ‘A’ * † (Bermuda)	4,200	48,132
Chico’s FAS Inc *	8,000	42,960
Chipotle Mexican Grill Inc ‘B’ *	617	35,360
Clear Channel Outdoor Holdings Inc ‘A’ *	33,800	124,046
Coach Inc *	80,600	1,346,020
Comcast Corp ‘A’	46,000	627,440
Corinthian Colleges Inc * †	22,600	439,570
Cox Radio Inc ‘A’ * †	18,900	77,490
Dillard’s Inc ‘A’ †	94,400	538,080
DISH Network Corp ‘A’ *	104,200	1,157,662
DreamWorks Animation SKG Inc ‘A’ *	21,900	473,916
Eastman Kodak Co †	22,400	85,120
Exide Technologies *	5,200	15,600
Expedia Inc * †	116,900	1,061,452
Federal Mogul Corp *	500	3,340
Foot Locker Inc	74,400	779,712
Fossil Inc * †	40,000	628,000
Gannett Co Inc †	85,800	188,760
Gentex Corp †	55,400	551,784
Guess? Inc †	31,400	661,912
Harman International Industries Inc †	54,556	738,143
Harte-Hanks Inc	14,000	74,900
Hearst-Argyle Television Inc †	200	832
Hillenbrand Inc	400	6,404
HSN Inc *	16,880	86,763
International Game Technology	12,000	110,640
International Speedway Corp ‘A’	7,800	172,068
Interval Leisure Group Inc *	14,980	79,394
Jack in the Box Inc *	10,100	235,229
Jarden Corp * †	8,900	112,763
Johnson Controls Inc	138,800	1,665,600
Jones Apparel Group Inc †	81,400	343,508
KB Home †	21,000	276,780
Kohl’s Corp * †	50,600	2,141,392
Lamar Advertising Co ‘A’ * †	20,600	200,850
Lear Corp *	3,772	2,829
Lennar Corp ‘A’ †	74,400	558,744
Liberty Media Corp - Capital ‘A’ *	17,900	124,942
Liberty Media Corp - Entertainment ‘A’ *	56,700	1,131,165
Liberty Media Corp - Interactive ‘A’ * †	204,930	594,297
Life Time Fitness Inc * †	16,700	209,752
Limited Brands Inc †	117,200	1,019,640
Liz Claiborne Inc †	155,700	384,579
Lowe’s Cos Inc	55,100	1,005,575
McDonald’s Corp	66,200	3,612,534
Meredith Corp †	55,242	919,227
Meritage Homes Corp * †	10,645	121,566
Netflix Inc * †	29,500	1,266,140
News Corp ‘A’	702,700	4,651,874
Nike Inc ‘B’	9,600	450,144
Nordstrom Inc †	55,500	929,625
Office Depot Inc *	203,900	267,109
OfficeMax Inc †	11,800	36,816
Papa John’s International Inc *	6,300	144,081
Penske Auto Group Inc †	36,200	337,746
Phillips-Van Heusen Corp	42,400	961,632
Polaris Industries Inc †	13,800	295,872
Polo Ralph Lauren Corp †	18,800	794,300
priceline.com Inc * †	17,400	1,370,772
Quiksilver Inc *	66,300	84,864
RadioShack Corp	55,300	473,921
Regis Corp	14,900	215,305
Rent-A-Center Inc * †	48,100	931,697
Ross Stores Inc	13,100	470,028
Royal Caribbean Cruises Ltd (Liberia)	39,700	317,997
Sally Beauty Holdings Inc * †	64,700	367,496
Scholastic Corp †	26,100	393,327
Service Corp International	70,800	247,092
Signet Jewelers Ltd (Bermuda)	1,000	11,450
Skechers U.S.A. Inc ‘A’ *	19,900	132,733
Snap-On Inc	26,100	655,110
Sonic Corp * †	21,000	210,420
Speedway Motorsports Inc	13,300	157,206
Tempur-Pedic International Inc	48,600	354,780
The Buckle Inc †	29,700	948,321
The Children’s Place Retail Stores Inc * †	44,500	974,105
The DIRECTV Group Inc * †	165,900	3,780,861
The Dress Barn Inc * †	63,017	774,479
The Gap Inc	455,400	5,915,646
The Goodyear Tire & Rubber Co * †	56,500	353,690
The Gymboree Corp *	13,800	294,630
The Home Depot Inc †	74,100	1,745,796
The McGraw-Hill Cos Inc	105,300	2,408,211
The Men’s Wearhouse Inc †	51,800	784,252
The Ryland Group Inc	28,600	476,476
The Stanley Works	25,600	745,472
The Talbots Inc	35,799	125,654
The Timberland Co ‘A’ * †	49,100	586,254
The Walt Disney Co †	346,400	6,290,624
The Warnaco Group Inc *	65,000	1,560,000
Thor Industries Inc †	45,800	715,396
Ticketmaster Entertainment Inc *	16,880	62,287
Time Warner Cable Inc †	146,818	3,641,078
Time Warner Inc	520,767	10,050,797
Tractor Supply Co *	20,393	735,372
TRW Automotive Holdings Corp *	96,400	310,408
UniFirst Corp	4,300	119,712
Urban Outfitters Inc *	17,500	286,475
Vail Resorts Inc * †	21,200	433,116
Viacom Inc ‘B’ *	91,755	1,594,702
WABCO Holdings Inc	62,700	771,837
Warner Music Group Corp * †	16,900	39,715
Whirlpool Corp †	3,700	109,483
Williams-Sonoma Inc †	118,300	1,192,464
WMS Industries Inc *	37,700	788,307
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Wolverine World Wide Inc	10,100	$157,358
Wyndham Worldwide Corp	110,300	463,260
Zale Corp *	38,981	76,013

		113,946,189

Consumer Staples - 6.0%

Altria Group Inc	92,800	1,486,656
Bunge Ltd † (Bermuda)	4,800	271,920
Casey’s General Stores Inc †	23,200	618,512
CVS Caremark Corp	84,000	2,309,160
Darling International Inc *	15,700	58,247
Del Monte Foods Co	24,500	178,605
Fresh Del Monte Produce Inc * (Cayman)	400	6,568
Herbalife Ltd (Cayman)	53,400	799,932
Kimberly-Clark Corp	10,300	474,933
Kraft Foods Inc ‘A’	62,300	1,388,667
NBTY Inc *	200	2,816
Nu Skin Enterprises Inc ‘A’ †	16,900	177,281
PepsiCo Inc	137,300	7,068,204
Phillip Morris International Inc	254,600	9,058,668
Safeway Inc	417,400	8,427,306
SUPERVALU Inc	28,300	404,124
Sysco Corp	43,000	980,400
The Coca-Cola Co	227,600	10,003,020
The Kroger Co	159,100	3,376,102
The Procter & Gamble Co	373,582	17,591,976
Universal Corp	1,600	47,872
Wal-Mart Stores Inc	240,600	12,535,260
Weis Markets Inc	2,400	74,496
Winn-Dixie Stores Inc *	4,200	40,152

		77,380,877

Energy - 19.9%

Anadarko Petroleum Corp	333,800	12,981,482
Apache Corp	203,300	13,029,497
Arena Resources Inc *	8,100	206,388
Baker Hughes Inc †	175,600	5,013,380
Basic Energy Services Inc * †	15,000	97,050
Berry Petroleum Co ‘A’	22,400	245,504
Bill Barrett Corp * †	20,600	458,144
BPZ Resources Inc * †	2,100	7,770
Chesapeake Energy Corp †	118,600	2,023,316
Chevron Corp	476,547	32,043,020
Cimarex Energy Co †	29,800	547,724
Complete Production Services Inc *	73,900	227,612
ConocoPhillips	495,951	19,421,441
Contango Oil & Gas Co * †	1,000	39,200
CVR Energy Inc *	13,700	75,898
Denbury Resources Inc *	67,500	1,003,050
Devon Energy Corp	86,000	3,843,340
Diamond Offshore Drilling Inc †	31,200	1,961,232
Dresser-Rand Group Inc *	50,700	1,120,470
Dril-Quip Inc *	13,000	399,100
Encore Acquisition Co *	24,900	579,423
ENSCO International Inc †	35,800	945,120
Exterran Holdings Inc * †	23,500	376,470
Exxon Mobil Corp	873,600	59,492,160
Foundation Coal Holdings Inc	15,300	219,555
Frontier Oil Corp	76,700	980,993
Frontline Ltd † (Bermuda)	21,500	373,885
GulfMark Offshore Inc * †	10,800	257,688
Halliburton Co	273,600	4,232,592
Helix Energy Solutions Group Inc * †	48,800	250,832
Helmerich & Payne Inc †	25,700	585,189
Hercules Offshore Inc *	3,800	6,004
Hess Corp	136,100	7,376,620
Holly Corp	19,600	415,520
International Coal Group Inc * †	6,200	9,982
ION Geophysical Corp *	3,600	5,616
Key Energy Services Inc *	134,100	386,208
Marathon Oil Corp	348,125	9,152,206
Mariner Energy Inc *	46,600	361,150
Massey Energy Co	50,000	506,000
McMoRan Exploration Co * †	7,400	34,780
Murphy Oil Corp	166,400	7,449,728
Nabors Industries Ltd * (Bermuda)	66,400	663,336
National Oilwell Varco Inc *	149,600	4,295,016
Noble Corp (Switzerland)	270,400	6,513,936
Noble Energy Inc	107,200	5,775,936
Occidental Petroleum Corp	358,407	19,945,350
Oceaneering International Inc *	24,400	899,628
Oil States International Inc *	57,724	774,656
Overseas Shipholding Group Inc †	26,800	607,556
Parker Drilling Co * †	69,100	127,144
Plains Exploration & Production Co *	41,400	713,322
Precision Drilling Trust (Canada)	4,999	13,397
Pride International Inc *	43,500	782,130
Rosetta Resources Inc *	31,500	155,925
Schlumberger Ltd (Netherlands)	137,000	5,564,940
SEACOR Holdings Inc *	12,900	752,199
St. Mary Land & Exploration Co †	10,300	136,269
Stone Energy Corp *	59,098	196,796
Superior Energy Services Inc *	52,500	676,725
Swift Energy Co * †	18,900	137,970
Tesoro Corp †	61,400	827,058
TETRA Technologies Inc *	10,800	35,100
Tidewater Inc	20,800	772,304
Transocean Ltd * (Switzerland)	71,500	4,207,060
Unit Corp * †	36,500	763,580
Valero Energy Corp	498,300	8,919,570
W&T Offshore Inc †	40,100	246,615
Weatherford International Ltd * (Switzerland)	154,300	1,708,101
XTO Energy Inc	111,500	3,414,130

		258,368,088

Financials - 7.1%

Affiliated Managers Group Inc *	5,800	241,918
Allied World Assurance Co Holdings Ltd (Bermuda)	25,400	965,962
American Financial Group Inc	56,200	902,010
American National Insurance Co	500	26,205
AmeriCredit Corp * †	73,100	428,366
Ameriprise Financial Inc	48,400	991,716
Aspen Insurance Holdings Ltd (Bermuda)	46,300	1,039,898
Assurant Inc	12,400	270,072
Assured Guaranty Ltd (Bermuda)	23,400	158,418
AXIS Capital Holdings Ltd (Bermuda)	20,700	466,578
Bank of America Corp	650,723	4,437,931
Berkshire Hathaway Inc ‘B’ *	1,515	4,272,300
BlackRock Inc †	15,400	2,002,616
Brown & Brown Inc †	62,300	1,178,093
Capital One Financial Corp	11,700	143,208
Cash America International Inc	29,500	461,970
Cathay General Bancorp	600	6,258
CB Richard Ellis Group Inc ‘A’ * †	60,600	244,218
Cincinnati Financial Corp	25,600	585,472
CIT Group Inc	166,000	473,100
CNA Financial Corp	56,500	517,540
CNA Surety Corp *	4,800	88,512
Cohen & Steers Inc	800	8,928
Conseco Inc *	34,600	31,832
Delphi Financial Group Inc ‘A’	33,800	454,948
Discover Financial Services	152,950	965,114
Eaton Vance Corp	6,700	153,095
Employers Holdings Inc	20,200	192,708
Endurance Specialty Holdings Ltd (Bermuda)	9,300	231,942
FBL Financial Group Inc ‘A’	1,500	6,225
First Horizon National Corp	2,861	30,725
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Forest City Enterprises Inc ‘A’ †	32,300	$116,280
Franklin Resources Inc	63,600	3,426,132
GAMCO Investors Inc ‘A’	3,500	114,275
Genworth Financial Inc ‘A’	128,700	244,530
Greenhill & Co Inc	5,200	384,020
Harleysville Group Inc	5,200	165,412
HCC Insurance Holdings Inc	21,000	528,990
Hudson City Bancorp Inc	11,600	135,604
Infinity Property & Casualty Corp	1,100	37,323
Interactive Brokers Group Inc ‘A’ *	39,900	643,587
Investment Technology Group Inc *	11,800	301,136
IPC Holdings Ltd (Bermuda)	36,866	996,857
Janus Capital Group Inc	79,100	526,015
Jefferies Group Inc	16,100	222,180
Jones Lang LaSalle Inc †	8,200	190,732
JPMorgan Chase & Co	355,492	9,448,977
Knight Capital Group Inc ‘A’ *	47,800	704,572
Lincoln National Corp	53,700	359,253
Loews Corp	208,299	4,603,408
Max Capital Group Ltd (Bermuda)	38,300	660,292
MetLife Inc	61,700	1,404,909
Montpelier Re Holdings Ltd (Bermuda)	5,400	69,984
Morgan Stanley	67,100	1,527,867
Nelnet Inc ‘A’ *	8,200	72,488
NYSE Euronext	31,400	562,060
Odyssey Re Holdings Corp	25,100	952,043
Old Republic International Corp	40,000	432,800
OneBeacon Insurance Group Ltd (Bermuda)	11,800	113,988
Pacific Capital Bancorp	27,199	184,137
PacWest Bancorp	12,500	179,125
PHH Corp *	25,300	355,465
PICO Holdings Inc *	400	12,028
Piper Jaffray Cos *	1,200	30,948
Platinum Underwriters Holdings Ltd (Bermuda)	19,000	538,840
Popular Inc †	150,600	328,308
ProAssurance Corp * †	12,400	578,088
Protective Life Corp †	74,400	390,600
Provident Financial Services Inc	21,000	227,010
Prudential Financial Inc	147,100	2,797,842
Regions Financial Corp †	190,900	813,234
Reinsurance Group of America Inc †	4,000	129,560
RLI Corp	11,000	552,200
SEI Investments Co	29,400	358,974
Selective Insurance Group Inc	21,200	257,792
StanCorp Financial Group Inc	26,200	596,836
State Auto Financial Corp	2,400	42,240
T. Rowe Price Group Inc	86,100	2,484,846
TD Ameritrade Holding Corp *	181,900	2,512,039
Teton Advisors Inc * + ж	52	118
The Allstate Corp	92,200	1,765,630
The Chubb Corp	120,100	5,082,632
The First American Corp	5,800	153,758
The Goldman Sachs Group Inc	58,000	6,149,160
The Hanover Insurance Group Inc	18,800	541,816
The Hartford Financial Services Group Inc	56,900	446,665
The Navigators Group Inc *	4,900	231,182
The Phoenix Cos Inc	13,400	15,678
The Student Loan Corp	2,700	117,288
The Travelers Cos Inc	96,687	3,929,360
Torchmark Corp	4,500	118,035
Transatlantic Holdings Inc	6,500	231,855
Tree.com Inc *	2,813	12,996
U.S. Bancorp	202,200	2,954,142
United Community Banks Inc	4,798	19,959
United Fire & Casualty Co	3,800	83,448
Unitrin Inc	31,590	441,628
Validus Holdings Ltd (Bermuda)	2,000	47,360
Virtus Investment Partners Inc *	1,635	10,644
W.R. Berkley Corp	54,132	1,220,677
Waddell & Reed Financial Inc ‘A’	4,900	88,543
Webster Financial Corp †	21,300	90,525
Wells Fargo & Co	257,000	3,659,680
XL Capital Ltd ‘A’ (Cayman)	79,700	435,162

		92,141,645

Health Care - 10.3%

Abbott Laboratories	112,100	5,347,170
Aetna Inc	455,600	11,084,748
Allergan Inc	23,700	1,131,912
AMERIGROUP Corp *	45,800	1,261,332
Amgen Inc *	155,600	7,705,312
Analogic Corp	1,100	35,222
Baxter International Inc	20,800	1,065,376
Becton Dickinson & Co	6,700	450,508
Bristol-Myers Squibb Co	166,600	3,651,872
Brookdale Senior Living Inc †	40,575	204,904
C.R. Bard Inc	5,800	462,376
Cardinal Health Inc	12,900	406,092
Centene Corp *	35,585	641,242
Chemed Corp	9,100	353,990
CIGNA Corp	83,100	1,461,729
Community Health Systems Inc *	13,300	204,022
Coventry Health Care Inc *	46,800	605,592
Eli Lilly & Co	187,500	6,264,375
Endo Pharmaceuticals Holdings Inc * †	42,384	749,349
Facet Biotech Corp *	11,879	112,851
Forest Laboratories Inc *	76,030	1,669,619
Gilead Sciences Inc *	45,400	2,102,928
Health Net Inc *	78,400	1,135,232
Healthspring Inc *	11,900	99,603
Hill-Rom Holdings Inc †	23,600	233,404
IMS Health Inc	12,000	149,640
Inverness Medical Innovations Inc * †	11,100	295,593
Johnson & Johnson	432,600	22,754,760
Kindred Healthcare Inc *	32,300	482,885
Kinetic Concepts Inc *	1,100	23,232
King Pharmaceuticals Inc *	137,800	974,246
KV Pharmaceutical Co ‘A’ * †	2,900	4,785
LifePoint Hospitals Inc *	1,209	25,220
Lincare Holdings Inc * †	29,570	644,626
Magellan Health Services Inc *	1,800	65,592
Martek Biosciences Corp †	17,300	315,725
McKesson Corp	32,000	1,121,280
Medicis Pharmaceutical Corp ‘A’ †	57,752	714,392
Mednax Inc *	13,600	400,792
Medtronic Inc	67,100	1,977,437
Merck & Co Inc	309,100	8,268,425
Omnicare Inc †	25,700	629,393
PDL BioPharma Inc	6,400	45,312
Pfizer Inc	1,404,660	19,131,469
Sepracor Inc *	22,800	334,248
Sirona Dental Systems Inc * †	14,800	211,936
STERIS Corp †	10,400	242,112
Stryker Corp	55,500	1,889,220
Thermo Fisher Scientific Inc *	93,000	3,317,310
UnitedHealth Group Inc	75,100	1,571,843
Universal American Corp *	15,600	132,132
Universal Health Services Inc ‘B’	21,600	828,144
Varian Inc *	5,800	137,692
VCA Antech Inc * †	1,200	27,060
Warner Chilcott Ltd ‘A’ * † (Bermuda)	2,500	26,300
Watson Pharmaceuticals Inc *	30,200	939,522
WellCare Health Plans Inc *	24,700	277,875
WellPoint Inc *	320,500	12,169,385
Wyeth	63,215	2,720,774
Zimmer Holdings Inc *	90,000	3,285,000

		134,576,117

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Industrials - 12.8%

3M Co †	78,500	$3,903,020
A.O. Smith Corp	21,500	541,370
Actuant Corp ‘A’	13,600	140,488
Acuity Brands Inc †	39,070	880,638
AGCO Corp * †	20,300	397,880
Alexander & Baldwin Inc †	13,200	251,196
AMERCO Inc *	1,600	53,648
American Reprographics Co *	700	2,478
Ameron International Corp	800	42,128
Applied Industrial Technologies Inc	14,100	237,867
Arkansas Best Corp †	28,000	532,560
Armstrong World Industries Inc * †	23,900	263,139
Avis Budget Group Inc *	50,200	45,682
Baldor Electric Co †	61,200	886,788
Barnes Group Inc †	15,600	166,764
BE Aerospace Inc *	42,200	365,874
Belden Inc †	55,464	693,855
Brady Corp ‘A’	12,700	223,901
Briggs & Stratton Corp †	28,200	465,300
Bucyrus International Inc †	10,600	160,908
Caterpillar Inc †	225,800	6,313,368
Ceradyne Inc *	38,200	692,566
Chart Industries Inc *	9,700	76,436
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	71,400	447,678
CIRCOR International Inc	15,200	342,304
Cooper Industries Ltd ‘A’ (Bermuda)	23,100	597,366
Copart Inc *	19,000	563,540
CoStar Group Inc * †	13,300	402,325
Crane Co	35,800	604,304
CSX Corp	38,300	990,055
Cubic Corp	3,100	78,523
Cummins Inc	217,631	5,538,709
Danaher Corp	7,900	428,338
Deere & Co †	43,800	1,439,706
Deluxe Corp	68,050	655,322
Dover Corp	52,800	1,392,864
DynCorp International Inc ‘A’ *	1,500	19,995
EMCOR Group Inc * †	71,500	1,227,655
Emerson Electric Co	176,200	5,035,796
EnergySolutions Inc	2,700	23,355
EnPro Industries Inc * †	22,330	381,843
Equifax Inc	38,500	941,325
Esterline Technologies Corp *	32,200	650,118
FedEx Corp	59,400	2,642,706
First Advantage Corp ‘A’ *	4,300	59,254
Flowserve Corp	4,600	258,152
Fluor Corp	87,200	3,012,760
Gardner Denver Inc *	50,900	1,106,566
Genco Shipping & Trading Ltd †	34,400	424,496
General Dynamics Corp	163,900	6,816,601
General Electric Co 1	,583,616	16,010,358
Goodrich Corp	32,800	1,242,792
Graco Inc †	9,400	160,458
GrafTech International Ltd *	155,000	954,800
Granite Construction Inc †	27,300	1,023,204
Harsco Corp	39,800	882,366
Herman Miller Inc	43,700	465,842
Hertz Global Holdings Inc * †	136,500	536,445
HNI Corp †	48,406	503,422
Honeywell International Inc	198,600	5,532,996
Hubbell Inc ‘B’ †	22,900	617,384
IDEX Corp	41,400	905,418
Illinois Tool Works Inc	139,000	4,288,150
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	217,000	2,994,600
Interface Inc ‘A’	39,200	117,208
Joy Global Inc †	34,600	736,980
Kennametal Inc	66,500	1,077,965
Kirby Corp * †	7,700	205,128
Korn/Ferry International * †	47,100	426,726
L-3 Communications Holdings Inc	69,700	4,725,660
Lennox International Inc †	31,690	838,517
Lincoln Electric Holdings Inc †	22,700	719,363
Lockheed Martin Corp	18,700	1,290,861
Manpower Inc	34,900	1,100,397
Monster Worldwide Inc * †	74,700	608,805
MPS Group Inc *	126,100	750,295
MSC Industrial Direct Co Inc ‘A’ †	16,000	497,120
Mueller Industries Inc	35,000	759,150
Mueller Water Products Inc ‘A’	59,400	196,020
Navistar International Corp * †	23,500	786,310
Nordson Corp †	24,100	685,163
Norfolk Southern Corp	117,600	3,969,000
Northrop Grumman Corp	261,200	11,398,768
Oshkosh Corp †	83,200	560,768
Owens Corning Inc *	44,600	403,184
PACCAR Inc	17,800	458,528
Pacer International Inc	9,700	33,950
Parker-Hannifin Corp	179,400	6,096,012
Perini Corp *	52,700	648,210
Pitney Bowes Inc	50,400	1,176,840
Precision Castparts Corp	48,200	2,887,180
Raytheon Co	149,900	5,837,106
Resources Connection Inc * †	39,800	600,184
Robbins & Myers Inc	35,800	543,086
Robert Half International Inc †	72,500	1,292,675
Rockwell Automation Inc	35,900	784,056
RR Donnelley & Sons Co	82,000	601,060
RSC Holdings Inc *	2,400	12,624
Ryder System Inc †	2,500	70,775
Sauer-Danfoss Inc	1,800	4,392
Simpson Manufacturing Co Inc †	5,500	99,110
SkyWest Inc	42,200	524,968
Spirit AeroSystems Holdings Inc ‘A’ *	29,700	296,109
Steelcase Inc ‘A’ †	121,200	607,212
SYKES Enterprises Inc *	7,400	123,062
TBS International Ltd ‘A’ * (Bermuda)	1,700	12,495
Terex Corp *	26,300	243,275
Textainer Group Holdings Ltd (Bermuda)	1,500	10,125
The Boeing Co	136,000	4,838,880
The Corporate Executive Board Co †	5,100	73,950
The Manitowoc Co Inc	116,400	380,628
The Shaw Group Inc *	21,900	600,279
The Timken Co	77,000	1,074,920
The Toro Co †	37,400	904,332
Thomas & Betts Corp *	36,300	908,226
Titan International Inc †	41,300	207,739
Trinity Industries Inc †	60,200	550,228
Triumph Group Inc †	18,800	718,160
TrueBlue Inc *	21,470	177,128
Tyco International Ltd (Switzerland)	23,850	466,506
Union Pacific Corp	31,300	1,286,743
United Rentals Inc *	95,699	402,893
United Stationers Inc *	2,300	64,584
United Technologies Corp	113,900	4,895,422
UTi Worldwide Inc (United Kingdom)	17,500	209,125
Viad Corp	5,100	72,012
Waste Management Inc †	58,600	1,500,160
Watsco Inc †	13,000	442,390
Watson Wyatt Worldwide Inc ‘A’	9,820	484,813
Watts Water Technologies Inc ‘A’ †	29,500	577,020
WESCO International Inc * †	57,900	1,049,148
Woodward Governor Co †	27,300	305,214

		166,544,667

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Information Technology - 24.6%

3Com Corp *	231,800	$716,262
Accenture Ltd ‘A’ (Bermuda)	14,300	393,107
Acxiom Corp	88,500	654,900
Adobe Systems Inc *	50,700	1,084,473
ADTRAN Inc †	52,700	854,267
Advent Software Inc * †	2,300	76,613
Affiliated Computer Services Inc ‘A’ *	5,300	253,817
Agilent Technologies Inc *	122,600	1,884,362
Akamai Technologies Inc *	75,500	1,464,700
Amdocs Ltd * (United Kingdom)	72,400	1,340,848
Amkor Technology Inc * †	197,600	529,568
Amphenol Corp ‘A’	24,400	695,156
Analog Devices Inc	70,400	1,356,608
Anixter International Inc * †	26,200	830,016
ANSYS Inc * †	25,300	635,030
Apple Inc *	91,600	9,628,992
Applied Materials Inc †	860,900	9,254,675
Arrow Electronics Inc *	61,900	1,179,814
Atmel Corp *	156,700	568,821
Autodesk Inc *	69,100	1,161,571
Avid Technology Inc * †	15,400	140,756
Avnet Inc *	49,200	861,492
Avocent Corp *	58,000	704,120
AVX Corp	28,700	260,596
Benchmark Electronics Inc *	84,603	947,554
Blackbaud Inc †	100	1,161
Broadcom Corp ‘A’ * †	159,100	3,178,818
Broadridge Financial Solutions Inc	59,100	1,099,851
Brocade Communications Systems Inc *	317,000	1,093,650
CA Inc	168,200	2,962,002
Cabot Microelectronics Corp * †	6,500	156,195
Cadence Design Systems Inc *	69,100	290,220
Ciena Corp * †	94,900	738,322
Cisco Systems Inc *	1,529,800	25,654,746
Coherent Inc *	14,992	258,612
CommScope Inc *	68,900	782,704
Computer Sciences Corp *	34,300	1,263,612
Compuware Corp *	183,700	1,210,583
Convergys Corp *	156,900	1,267,752
Corning Inc	313,700	4,162,799
CSG Systems International Inc * †	8,900	127,092
Cymer Inc *	6,790	151,145
Dell Inc * †	82,300	780,204
Digital River Inc *	16,700	497,994
Dolby Laboratories Inc ‘A’ * †	23,800	811,818
DST Systems Inc * †	8,800	304,656
EarthLink Inc *	4,800	31,536
eBay Inc *	214,500	2,694,120
EchoStar Corp ‘A’ * †	32,220	477,823
Electronics for Imaging Inc *	11,000	107,800
EMC Corp *	379,200	4,322,880
Emulex Corp *	127,400	640,822
Entegris Inc *	31,300	26,918
Euronet Worldwide Inc * †	1,100	14,366
F5 Networks Inc * †	29,300	613,835
FactSet Research Systems Inc †	19,100	954,809
Fair Isaac Corp †	66,250	932,138
Fairchild Semiconductor International Inc *	172,800	644,544
Fidelity National Information Services Inc	18,600	338,520
Gartner Inc * †	29,100	320,391
Google Inc ‘A’ *	14,600	5,081,676
Harris Corp	30,100	871,094
Heartland Payment Systems Inc	6,600	43,626
Hewitt Associates Inc ‘A’ *	29,200	868,992
Hewlett-Packard Co	710,300	22,772,218
IAC/InterActiveCorp *	1,400	21,322
Ingram Micro Inc ‘A’ *	93,600	1,183,104
Integrated Device Technology Inc *	192,496	875,857
Intel Corp	1,678,900	25,267,445
InterDigital Inc * †	28,100	725,542
Intermec Inc *	9,300	96,720
International Business Machines Corp	270,500	26,208,745
International Rectifier Corp * †	29,700	401,247
Itron Inc *	9,400	445,090
j2 Global Communications Inc *	53,940	1,180,747
Jabil Circuit Inc	127,700	710,012
Jack Henry & Associates Inc	20,200	329,664
JDS Uniphase Corp * †	298,900	971,425
KLA-Tencor Corp	8,900	178,000
L-1 Identity Solutions Inc * †	10,600	54,166
Lawson Software Inc * †	49,600	210,800
Lexmark International Inc ‘A’ * †	21,200	357,644
Littelfuse Inc *	500	5,495
LSI Corp * †	308,900	939,056
Marvell Technology Group Ltd * (Bermuda)	164,400	1,505,904
MEMC Electronic Materials Inc *	82,600	1,362,074
Mentor Graphics Corp *	36,500	162,060
MICROS Systems Inc * †	42,900	804,375
Microsemi Corp * †	18,400	213,440
Microsoft Corp	1,725,700	31,701,109
MKS Instruments Inc * †	61,590	903,525
Molex Inc	74,400	1,022,256
National Instruments Corp †	29,600	552,040
National Semiconductor Corp †	71,700	736,359
NCR Corp *	22,600	179,670
Net 1 U.E.P.S. Technologies Inc *	36,500	555,165
NeuStar Inc ‘A’ *	39,100	654,925
Nortel Networks Corp * † (Canada)	272	61
Novellus Systems Inc *	54,100	899,683
Nuance Communications Inc *	57,400	623,364
NVIDIA Corp * †	140,200	1,382,372
ON Semiconductor Corp * †	74,000	288,600
Open Text Corp * (Canada)	20,000	688,800
Oracle Corp *	825,410	14,915,159
Parametric Technology Corp *	88,900	887,222
Perot Systems Corp ‘A’ *	69,300	892,584
Plantronics Inc	68,200	823,174
Plexus Corp *	15,500	214,210
Polycom Inc * †	33,600	517,104
Progress Software Corp *	16,300	282,968
QLogic Corp *	112,200	1,247,664
QUALCOMM Inc	168,600	6,560,226
Quest Software Inc *	27,400	347,432
RF Micro Devices Inc *	77,700	103,341
Rofin-Sinar Technologies Inc *	12,100	195,052
SanDisk Corp * †	89,600	1,133,440
Sapient Corp *	90,100	402,747
ScanSource Inc *	2,700	50,166
Seagate Technology LLC (Cayman)	434,100	2,608,941
Seagate Technology LLC - Escrow Shares * + ж (Cayman)	232,700	23,270
Semtech Corp * †	69,300	925,155
Silicon Laboratories Inc *	30,400	802,560
Skyworks Solutions Inc * †	82,900	668,174
Sohu.com Inc * †	16,400	677,484
Solera Holdings Inc *	12,400	307,272
Sonus Networks Inc * †	4,400	6,908
Starent Networks Corp * †	6,800	107,508
Sun Microsystems Inc *	240,400	1,759,728
Sybase Inc * †	49,800	1,508,442
Symantec Corp * †	778,700	11,633,778
Synaptics Inc * †	42,975	1,150,011
SYNNEX Corp * †	14,300	281,281
Synopsys Inc *	53,600	1,111,128
Syntel Inc †	3,500	72,030
Take-Two Interactive Software Inc *	56,000	467,600
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Tech Data Corp *	19,300	$420,354
Technitrol Inc	5,700	9,747
Tekelec * †	18,600	246,078
TeleTech Holdings Inc *	47,200	514,008
Tellabs Inc *	314,800	1,441,784
Teradata Corp *	53,800	872,636
Teradyne Inc *	241,200	1,056,456
Tessera Technologies Inc *	18,800	251,356
Texas Instruments Inc †	898,600	14,835,886
The Western Union Co	164,600	2,069,022
THQ Inc * †	15,800	48,032
TIBCO Software Inc * †	222,200	1,304,314
Total System Services Inc	61,500	849,315
Trimble Navigation Ltd *	54,700	835,816
Tyco Electronics Ltd (Bermuda)	79,600	878,784
Unisys Corp * †	108,100	57,293
ValueClick Inc *	105,200	895,252
Varian Semiconductor Equipment Associates Inc * †	33,600	727,776
Verigy Ltd * (Singapore)	33,600	277,200
VeriSign Inc *	4,300	81,141
ViaSat Inc *	3,800	79,116
Vishay Intertechnology Inc *	191,200	665,376
VistaPrint Ltd * † (Bermuda)	12,700	349,123
Western Digital Corp * †	77,600	1,500,784
Wind River Systems Inc *	55,100	352,640
Xerox Corp	1,016,600	4,625,530
Xilinx Inc †	70,000	1,341,200
Zebra Technologies Corp ‘A’ *	11,600	220,632

		319,918,435

Materials - 5.2%

Air Products & Chemicals Inc †	9,000	506,250
AK Steel Holding Corp †	112,400	800,288
Alcoa Inc	427,700	3,139,318
Allegheny Technologies Inc †	37,300	817,989
Ashland Inc	90,740	937,347
Cabot Corp	8,100	85,131
Carpenter Technology Corp	57,600	813,312
Century Aluminum Co * †	62,300	131,453
CF Industries Holdings Inc	17,300	1,230,549
Cliffs Natural Resources Inc	4,900	88,984
Commercial Metals Co †	78,800	910,140
Cytec Industries Inc	25,200	378,504
Domtar Corp *	375,500	356,725
E.I. du Pont de Nemours & Co	28,400	634,172
Eastman Chemical Co †	23,400	627,120
Ferro Corp	28,300	40,469
Freeport-McMoRan Copper & Gold Inc †	271,300	10,339,243
H.B. Fuller Co	24,986	324,818
International Paper Co	15,800	111,232
Kaiser Aluminum Corp	9,000	208,080
Louisiana-Pacific Corp †	29,200	65,116
MeadWestvaco Corp	30,300	363,297
Minerals Technologies Inc	4,000	128,200
Monsanto Co	63,100	5,243,610
Nalco Holding Co	19,500	254,865
NewMarket Corp	10,000	443,000
NOVA Chemicals Corp (Canada)	54,500	313,920
Nucor Corp	202,700	7,737,059
Olin Corp	28,700	409,549
Olympic Steel Inc †	2,500	37,925
OM Group Inc * †	1,200	23,184
Owens-Illinois Inc *	54,700	789,868
Packaging Corp of America	26,200	341,124
Reliance Steel & Aluminum Co †	43,500	1,145,355
Rock-Tenn Co ‘A’	18,200	492,310
Rockwood Holdings Inc *	24,300	192,942
RPM International Inc	56,900	724,337
RTI International Metals Inc * †	1,800	21,060
Schnitzer Steel Industries Inc ‘A’ †	34,200	1,073,538
Sealed Air Corp †	53,800	742,440
Sonoco Products Co	40,600	851,788
Southern Copper Corp †	631,800	11,005,956
Temple-Inland Inc †	170,900	917,733
Terra Industries Inc	54,500	1,530,905
The Dow Chemical Co	67,600	569,868
The Mosaic Co †	189,740	7,965,285
The Valspar Corp	39,600	790,812
United States Steel Corp †	40,300	851,539
Valhi Inc †	3,000	28,140
Westlake Chemical Corp †	17,900	261,877
Worthington Industries Inc †	48,200	419,822

		68,217,548

Telecommunication Services - 3.6%

AT&T Inc	899,887	22,677,152
Centennial Communications Corp *	35,300	291,578
Cincinnati Bell Inc *	19,300	44,390
Embarq Corp	42,100	1,593,485
Global Crossing Ltd * (Bermuda)	1,300	9,100
NII Holdings Inc * †	45,300	679,500
NTELOS Holdings Corp	11,996	217,607
Premiere Global Services Inc * †	32,300	284,886
Qwest Communications International Inc †	380,900	1,302,678
Sprint Nextel Corp *	858,113	3,063,463
Syniverse Holdings Inc *	47,100	742,296
Telephone & Data Systems Inc	40,900	1,084,259
tw telecom Inc * †	108,400	948,500
US Cellular Corp *	17,100	570,114
Verizon Communications Inc †	411,500	12,427,300
Windstream Corp	124,200	1,001,052

		46,937,360

Utilities - 0.5%

American Electric Power Co Inc	16,600	419,316
Avista Corp	21,308	293,624
Duke Energy Corp	328,900	4,709,848
Integrys Energy Group Inc	8,200	213,528
Reliant Energy Inc *	106,300	339,097

		5,975,413

Total Common Stocks (Cost $1,940,494,431)		1,284,006,339

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $22,686,063; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $23,141,279)	$22,686,000	22,686,000

Total Short-Term Investment (Cost $22,686,000)		22,686,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.5% (Cost $1,963,180,431)		1,306,692,339

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.7%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	117,021,664	$113,253,567
The Mellon GSL Reinvestment Trust II 0.000% + ¤	2,437,663	24,376

Total Securities Lending Collateral (Cost $119,459,327)		113,277,943

TOTAL INVESTMENTS - 109.2% (Cost $2,082,639,758)		1,419,970,282

OTHER ASSETS & LIABILITIES, NET - (9.2%)		(119,965,079)

NET ASSETS - 100.0%		$1,300,005,203

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $113,301,331 or 8.7% of the net assets were valued under the fair value procedures established by the

Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $24,376 or less than 0.1% of the net assets were in default as of March 31, 2009.

(d)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

India - 0.0%

Trent Ltd Strike @ INR 640.00 Exp. 01/07/10 *	14,582	$1,911

Total Warrants (Cost $0)		1,911

PREFERRED STOCKS - 7.4%

Brazil - 7.4%

All America Latina Logistica SA	1,250,000	5,307,684
Cia de Bebidas das Americas ADR †	167,330	7,990,008
Cia Vale do Rio Doce ADR †	1,182,080	13,333,862
Lojas Americanas SA	6,117,028	17,245,549
NET Servicos de Comunicacao SA *	1,232,951	8,955,803
Petroleo Brasileiro SA ADR	867,800	21,575,764

		74,408,670

Total Preferred Stocks (Cost $121,839,768)		74,408,670

COMMON STOCKS - 88.5%

Argentina - 0.0%

IRSA Inversiones y Representaciones SA GDR * †	72,315	284,921

Bermuda - 1.0%

Credicorp Ltd †	133,183	6,238,292
Shangri-La Asia Ltd +	3,050,000	3,463,832
Varitronix International Ltd +	1,591,470	357,346

		10,059,470

Brazil - 6.0%

B2W Cia Global do Varejo	440,000	4,043,884
BM&F BOVESPA SA	5,454,443	16,576,711
Cyrela Brazil Realty SA Empreendimentos e Participacoes	747,000	2,965,781
Diagnosticos da America SA *	209,560	2,242,172
Embraer-Empresa Brasileira de Aeronautica SA ADR †	719,213	9,543,957
Itau Unibanco Banco Multiplo SA ADR	281,500	3,062,720
Natura Cosmeticos SA	1,755,350	17,199,744
Petroleo Brasileiro SA ADR	160,718	4,897,077

		60,532,046

Cayman - 3.1%

Baidu Inc ADR * †	8,300	1,465,780
SINA Corp * †	762,300	17,723,475
Tencent Holdings Ltd +	1,693,800	12,533,444

		31,722,699

Chile - 3.0%

Banco Santander Chile SA	252,282,910	8,353,882
Cencosud SA	11,555,741	19,231,481
SACI Falabella SA *	565,853	1,759,159
Sociedad Quimica y Minera de Chile SA ADR	37,500	995,062

		30,339,584

China - 1.7%

China Shenhua Energy Co Ltd ‘H’ +	4,182,000	9,435,721
Shanghai Zhenhua Port Machinery Co Ltd ‘B’ +	5,156,488	4,809,406
Travelsky Technology Ltd ‘H’ +	7,024,000	3,238,468

		17,483,595

Colombia - 0.5%

BanColombia SA ADR	232,700	4,530,669

Denmark - 0.9%

Carlsberg AS ‘B’ † +	223,700	9,185,924

Egypt - 3.8%

Commercial International Bank +	1,394,102	7,949,488
Eastern Tobacco Co SAE	82,971	2,139,747
Orascom Construction Industries +	139,400	3,334,618
Orascom Telecom Holding SAE +	5,529,706	25,399,928

		38,823,781

Hong Kong - 9.9%

China Resources Enterprise Ltd +	9,372,000	14,537,045
China Unicom Ltd +	26,204,000	27,344,693
CNOOC Ltd +	13,014,000	13,077,233
Hang Lung Properties Ltd +	5,099,000	11,995,682
Hong Kong Exchanges & Clearing Ltd +	2,414,000	22,782,029
Television Broadcasts Ltd +	3,457,920	11,060,387

		100,797,069

India - 13.4%

ABB Ltd/India +	217,921	1,833,557
Divi’s Laboratories Ltd +	325,321	6,066,945
HDFC Bank Ltd ADR †	417,742	25,453,020
Hindustan Unilever Ltd +	515,253	2,410,656
Housing Development Finance Corp +	640,660	17,877,895
Infosys Technologies Ltd +	2,224,844	58,328,412
Infosys Technologies Ltd ADR †	60,600	1,613,778
ITC Ltd +	1,289,020	4,704,923
Tata Consultancy Services Ltd +	770,320	8,200,244
Zee Entertainment Enterprises Ltd +	4,303,068	9,043,253

		135,532,683

Indonesia - 3.8%

P.T. Astra International Tbk +	5,171,770	6,401,850
P.T. Bank Central Asia Tbk +	22,888,900	6,134,445
P.T. Gudang Garam Tbk +	6,584,405	3,377,904
P.T. Telekomunikasi Indonesia Tbk +	33,529,853	21,882,602
P.T. Unilever Indonesia Tbk +	1,169,500	806,818

		38,603,619

Luxembourg - 1.6%

Oriflame Cosmetics SA SDR † +	186,800	5,832,253
Tenaris SA ADR	504,300	10,171,731

		16,003,984

Mexico - 6.3%

America Movil SAB de CV ‘L’ ADR †	384,630	10,415,780
Corporacion GEO SAB de CV ‘B’ *	1,591,660	1,606,829
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ * ж	1,027,123	616,346
Fomento Economico Mexicano SAB de CV	5,516,400	14,004,218
Fomento Economico Mexicano SAB de CV ADR	139,630	3,520,072
Grupo Televisa SA ADR	1,326,300	18,090,732
SARE Holding SAB de CV ‘B’ *	7,894,239	992,005
Wal-Mart de Mexico SAB de CV ‘V’	6,390,883	14,920,332

		64,166,314

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value

Norway - 0.5%

Det Norske Oljeselskap ASA * † +	5,811,820	$5,077,592

Philippines - 2.1%

Jollibee Foods Corp +	5,893,158	5,309,620
SM Prime Holdings Inc +	107,155,520	16,204,801

		21,514,421

Portugal - 0.5%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	1,085,205	5,342,709

Russia - 4.4%

Gazprom OAO ADR +	1,019,800	15,111,264
MMC Norilsk Nickel JSC ADR †	373,800	2,280,180
Magnit OAO * +	841,343	19,326,969
NovaTek OAO GDR ~	330,966	7,612,218

		44,330,631

South Africa - 4.5%

Adcock Ingram Holdings Ltd * +	310,772	1,179,539
Anglo Platinum Ltd +	211,260	10,622,910
Impala Platinum Holdings Ltd +	594,825	9,954,587
JSE Ltd +	149,698	703,639
MTN Group Ltd +	357,400	3,965,532
Standard Bank Group Ltd +	1,522,763	12,778,922
Tiger Brands Ltd +	440,572	6,285,318

		45,490,447

South Korea - 5.8%

GS Engineering & Construction Corp +	53,725	2,404,249
Hyundai Development Co +	129,073	3,173,958
Hyundai Engineering & Construction Co Ltd +	221,592	9,551,856
Mirae Asset Securities Co Ltd * +	174,308	9,052,774
NHN Corp * +	165,605	18,247,403
Shinsegae Co Ltd +	50,761	15,942,559

		58,372,799

Taiwan - 7.6%

Epistar Corp +	4,361,000	6,567,153
HTC Corp +	266,000	3,275,255
MediaTek Inc +	3,123,254	29,401,289
President Chain Store Corp +	2,254,261	5,176,781
Synnex Technology International Corp +	1,211,366	1,534,047
Taiwan Semiconductor Manufacturing Co Ltd +	19,276,000	29,026,787
Yuanta Financial Holding Co Ltd +	4,599,000	2,105,929

		77,087,241

Thailand - 0.1%

Kiatnakin Bank PCL	3,888,300	1,052,522

Turkey - 5.9%

Aksigorta AS +	1,354,472	2,118,365
Anadolu Efes Biracilik Ve Malt Sanayii AS +	895,888	5,525,939
BIM Birlesik Magazalar AS +	255,765	5,425,220
Enka Insaat ve Sanayi AS +	2,958,472	10,482,935
Ford Otomotiv Sanayi AS +	627,392	1,714,435
Haci Omer Sabanci Holding AS +	3,683,332	6,304,587
Turkcell Iletisim Hizmetleri AS +	4,233,300	20,737,024
Yapi ve Kredi Bankasi AS * +	7,359,858	7,565,816

		59,874,321

United Kingdom - 2.1%

SABMiller PLC +	1,428,280	21,236,552

Total Common Stocks (Cost $1,262,042,283)		897,445,593

	Principal
	Amount

CORPORATE BONDS & NOTES - 0.0%

Brazil - 0.0%

Cia Vale do Rio Doce 0.000% due 09/29/49 § ж	$25,780	15,559

India - 0.0%

Trent Ltd 2.000% due 07/07/10 ж	INR 1,458,200	152,316

Total Corporate Bond & Notes (Cost $0)		167,875

SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $43,677,121; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $44,552,713)	$43,677,000	43,677,000

Total Short-Term Investment (Cost $43,677,000)		43,677,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.2%
(Cost $1,427,559,051)		1,015,701,049

	Shares

SECURITIES LENDING COLLATERAL - 4.2%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	43,941,239	42,526,331
The Mellon GSL Reinvestment Trust II 0.000% + ¤	1,313,592	13,136

Total Securities Lending Collateral (Cost $45,254,831)		42,539,467

TOTAL INVESTMENTS - 104.4% (Cost $1,472,813,882)		1,058,240,516

OTHER ASSETS & LIABILITIES, NET - (4.4%)		(44,220,067)

NET ASSETS - 100.0%		$1,014,020,449

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Notes to Schedule of Investments
(a)	As of March 31, 2009, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	18.9%
Consumer Staples	18.7%
Financials	18.7%
Telecommunication Services	10.8%
Consumer Discretionary	10.6%
Energy	8.6%
Short-Term Investment & Securities Lending Collateral	8.5%
Industrials	5.0%
Materials	3.7%
Health Care	0.9%

104.4%
Other Assets & Liabilities, Net	(4.4%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $704,380,783 or 69.5% of the net assets were valued under the fair value procedures established by the

Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $13,136 or less than 0.1% of the net assets were in default as of March 31, 2009.

(e)	Less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 100.1%

Commercial Paper - 89.3%

Abbott Laboratories
0.220% due 05/26/09	$24,000,000	$23,991,933
0.230% due 05/28/09	21,250,000	21,242,261
BP Capital Markets PLC (United Kingdom)
0.495% due 07/13/09	29,500,000	29,458,221
0.500% due 07/13/09	10,000,000	9,985,694
0.620% due 08/17/09	17,000,000	16,959,597
0.720% due 10/15/09	4,250,000	4,233,255
Colgate-Palmolive Co
0.100% due 04/22/09	20,000,000	19,998,833
0.150% due 04/13/09	13,750,000	13,749,312
ConocoPhillips Qatar Funding Ltd (Cayman)
0.430% due 04/16/09	13,000,000	12,997,671
0.450% due 04/08/09	15,000,000	14,998,688
0.500% due 04/07/09	1,151,000	1,150,904
0.500% due 04/09/09	19,600,000	19,597,822
0.500% due 04/14/09	18,200,000	18,196,714
0.600% due 05/14/09	11,175,000	11,166,991
Danaher Corp
0.200% due 04/03/09	5,000,000	4,999,944
Dell Inc
0.200% due 04/01/09	34,500,000	34,500,000
E.ON AG (Germany)
0.600% due 04/20/09	26,600,000	26,591,577
0.900% due 04/22/09	49,500,000	49,474,012
1.000% due 05/06/09	6,750,000	6,743,438
Ecolab Inc
0.200% due 04/01/09	10,000,000	10,000,000
0.500% due 04/07/09	14,000,000	13,998,833
0.550% due 04/15/09	19,500,000	19,495,829
Electricite de France (France)
0.950% due 05/05/09	4,250,000	4,246,187
Eli Lilly & Co
0.700% due 10/06/09	24,000,000	23,912,267
Emerson Electric Co
0.280% due 06/18/09	20,000,000	19,987,867
0.300% due 05/06/09	30,000,000	29,991,250
0.320% due 05/11/09	9,500,000	9,496,622
0.330% due 05/11/09	11,220,000	11,215,886
Hewlett-Packard Co
0.260% due 04/06/09	6,500,000	6,499,765
0.350% due 05/01/09	20,000,000	19,994,167
0.370% due 04/06/09	17,000,000	16,999,126
0.400% due 05/01/09	7,000,000	6,997,667
0.450% due 05/13/09	30,000,000	29,984,250
Illinois Tool Works Inc
0.350% due 05/07/09	15,000,000	14,994,750
0.470% due 04/21/09	18,000,000	17,995,300
0.480% due 05/01/09	14,400,000	14,394,240
0.550% due 06/03/09	13,000,000	12,987,488
International Business Machines Corp
0.240% due 06/15/09	22,286,000	22,274,857
Johnson & Johnson
0.310% due 06/08/09	48,500,000	48,471,601
0.380% due 05/26/09	30,000,000	29,982,583
Kimberly-Clark Worldwide Inc
0.500% due 07/07/09	9,250,000	9,237,538
Medtronic Inc
0.180% due 04/24/09	34,250,000	34,246,061
0.350% due 04/23/09	43,500,000	43,490,696
National Rural Utilities Cooperative
Finance Corp
0.500% due 04/20/09	17,750,000	17,745,316
0.550% due 06/19/09	8,250,000	8,240,043
Nestle Capital Corp
0.280% due 06/19/09	25,000,000	24,984,639
0.300% due 04/27/09	17,750,000	17,746,154
0.320% due 06/15/09	13,250,000	13,241,167
0.650% due 10/06/09	20,000,000	19,932,111
NetJets Inc
0.330% due 05/01/09	18,800,000	18,794,830
0.350% due 04/02/09	12,000,000	11,999,883
0.350% due 04/06/09	24,250,000	24,248,821
Nokia OYJ (Finland)
0.550% due 05/28/09	15,000,000	14,986,938
0.800% due 04/03/09	9,500,000	9,499,578
NSTAR
0.200% due 04/21/09	20,000,000	19,997,778
Parker-Hannifin Corp
0.400% due 04/27/09	9,324,000	9,321,306
0.450% due 04/23/09	14,000,000	13,996,150
PepsiCo Inc
0.170% due 04/20/09	32,000,000	31,997,129
Pfizer Inc
0.310% due 05/05/09	28,500,000	28,491,656
Philip Morris International Inc
0.300% due 04/06/09	15,000,000	14,999,375
Pitney Bowes Inc
0.270% due 04/06/09	15,000,000	14,999,437
Praxair Inc
0.350% due 04/09/09	23,000,000	22,998,211
0.500% due 04/21/09	34,700,000	34,690,361
Procter & Gamble International Funding SCA
0.380% due 06/09/09	24,250,000	24,232,338
Rockwell Collins
0.200% due 04/01/09	4,000,000	4,000,000
0.200% due 04/07/09	21,000,000	20,999,300
The Coca-Cola Co
0.350% due 05/29/09	50,000,000	49,971,806
0.520% due 06/02/09	1,700,000	1,698,478
0.550% due 07/09/09	28,000,000	27,957,650
The Stanley Works
0.250% due 04/01/09	3,500,000	3,500,000
0.600% due 04/20/09	7,000,000	6,997,783
Total Capital Canada Ltd (Canada)
0.610% due 06/10/09	43,500,000	43,448,404
Unilever Capital Corp
0.290% due 05/27/09	11,000,000	10,995,038
0.300% due 05/29/09	15,000,000	14,992,750
0.360% due 05/14/09	10,000,000	9,995,700
0.600% due 05/12/09	6,750,000	6,745,388
United Parcel Service Inc
0.220% due 04/02/09	17,000,000	16,999,896
0.300% due 05/05/09	10,000,000	9,997,167
0.300% due 06/01/09	18,400,000	18,390,647
0.310% due 06/01/09	29,000,000	28,984,767

		1,483,749,692

Corporate Notes - 8.8%

American Honda Finance Corp
1.244% due 05/14/09 ~ §	2,500,000	2,499,739
General Electric Capital Corp
3.125% due 04/01/09	2,000,000	2,000,000
IBM International Group Capital LLC
1.470% due 09/25/09 ~ §	28,862,000	28,889,510
1.524% due 07/29/09 §	29,250,000	29,286,249
Procter & Gamble International Funding SCA
1.466% due 08/19/09 §	7,000,000	7,010,521
1.486% due 02/08/10 §	19,000,000	19,000,000
5.300% due 07/06/09 ~	6,500,000	6,538,529
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Wal-Mart Stores Inc
6.875% due 08/10/09	$31,767,000	$32,311,562
Wells Fargo Bank NA
0.673% due 05/28/09 §	19,000,000	19,000,000

		146,536,110

U.S. Government Agency Issue - 2.0%

Federal Home Loan Bank
2.520% due 04/21/09	33,500,000	33,500,000

Repurchase Agreement - 0.0%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $257,001; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $264,868)	257,000	257,000

Total Short-Term Investments (Amortized Cost $1,664,042,802)		1,664,042,802

TOTAL INVESTMENTS - 100.1% (Amortized Cost $1,664,042,802)		1,664,042,802

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(2,603,668)

NET ASSETS - 100.0%		$1,661,439,134

Note to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.3%

Financials - 0.3%

Preferred Blocker Inc ~	2,091	$416,436
Sovereign REIT ~ ж	2,200	1,350,250

		1,766,686

Total Preferred Stocks (Cost $2,835,148)		1,766,686

CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

General Motors Corp 1.500% †	5,000	46,250

Total Convertible Preferred Stocks (Cost $125,000)		46,250

EXCHANGE-TRADED FUND - 0.2%

SPDR Barclays Capital High Yield Bond	49,598	1,460,165

Total Exchange-Traded Fund (Cost $1,458,248)		1,460,165

	Principal
	Amount

CORPORATE BONDS & NOTES - 88.7%

Consumer Discretionary - 11.7%

AMC Entertainment Inc
8.000% due 03/01/14	$2,000,000	1,650,000
ARAMARK Corp
8.500% due 02/01/15 †	3,000,000	2,775,000
AutoNation Inc
3.094% due 04/15/13 §	500,000	422,500
7.000% due 04/15/14 †	500,000	445,000
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	2,000,000	1,835,000
Cablevision Systems Corp
8.000% due 04/15/12	1,000,000	977,500
8.334% due 04/01/09 §	9,425,000	9,425,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	1,000,000	517,500
Charter Communications Operating LLC
8.000% due 04/30/12 ~ ¤	4,000,000	3,680,000
Clear Channel Communications Inc
5.500% due 09/15/14	500,000	77,500
6.250% due 03/15/11	500,000	102,500
Cox Communications Inc
4.625% due 01/15/10 †	2,100,000	2,080,469
7.750% due 11/01/10	2,000,000	2,037,211
8.375% due 03/01/39 ~	2,000,000	1,883,390
Cox Enterprises Inc
7.375% due 06/15/09 ~	200,000	201,452
Dex Media West LLC
9.875% due 08/15/13	2,418,000	489,645
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,790,000
8.375% due 03/15/13	3,804,000	3,865,815
Dollar General Corp
10.625% due 07/15/15 †	6,000,000	6,015,000
General Motors Corp
6.750% due 05/01/28	2,500,000	300,000
7.700% due 04/15/16	2,000,000	250,000
8.250% due 07/15/23	8,500,000	1,041,250
Harrah’s Operating Co Inc
5.375% due 12/15/13	1,500,000	255,000
10.750% due 02/01/16	7,551,000	1,472,445
Herbst Gaming Inc
8.125% due 06/01/12 ¤	500,000	3,125
Jarden Corp
7.500% due 05/01/17 †	1,500,000	1,215,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14	4,000,000	4,060,000
Levi Strauss & Co
8.875% due 04/01/16	1,000,000	780,000
Local TV Finance LLC
9.250% due 06/15/15 ~	1,000,000	105,000
Mandalay Resort Group
6.500% due 07/31/09 †	1,500,000	975,000
Marquee Holdings Inc
12.000% due 08/15/14	1,000,000	705,000
Mashantucket Western Pequot Tribe
8.500% due 11/15/15 ~	745,000	149,000
Mediacom Broadband LLC
8.500% due 10/15/15 †	1,000,000	905,000
Mediacom LLC
9.500% due 01/15/13	1,250,000	1,175,000
Medianews Group Inc
6.875% due 10/01/13	2,500,000	68,750
MGM MIRAGE
6.000% due 10/01/09	500,000	272,500
6.625% due 07/15/15 †	1,000,000	360,000
6.750% due 09/01/12	1,500,000	532,500
6.875% due 04/01/16 †	1,000,000	345,000
7.500% due 06/01/16 †	3,000,000	1,065,000
Michaels Stores Inc
10.000% due 11/01/14 †	1,000,000	476,250
11.375% due 11/01/16	1,000,000	375,000
Morris Publishing Group LLC
7.000% due 08/01/13	2,000,000	102,500
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	1,130,000
Nielsen Finance LLC
0.000% due 08/01/16 §	1,500,000	630,000
11.625% due 02/01/14 ~	2,500,000	2,265,625
R.H. Donnelley Corp
6.875% due 01/15/13	1,100,000	66,000
8.875% due 01/15/16	1,500,000	93,750
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13 †	1,500,000	849,375
8.750% due 02/02/11 †	3,000,000	2,205,000
Six Flags Operations Inc
12.250% due 07/15/16 ~	1,900,000	1,035,500
Station Casinos Inc
6.875% due 03/01/16	2,500,000	137,500
Tenneco Inc
8.125% due 11/15/15	1,000,000	205,000
8.625% due 11/15/14 †	1,000,000	190,000
The Neiman-Marcus Group Inc
9.000% due 10/15/15	1,500,000	489,375
Time Warner Cable Inc
8.250% due 04/01/19	2,000,000	2,059,151
Travelport LLC
9.875% due 09/01/14	2,000,000	800,000
TRW Automotive Inc
7.000% due 03/15/14 ~	3,000,000	1,275,000
United Components Inc
9.375% due 06/15/13	1,500,000	592,500
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Universal City Florida Holding Co I/II
5.920% due 05/01/10 §	$2,000,000	$710,000
8.375% due 05/01/10	1,500,000	532,500
Videotron Ltee (Canada)
6.875% due 01/15/14	3,000,000	2,850,000
Virgin Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	1,870,000
WESCO Distribution Inc
7.500% due 10/15/17 †	2,500,000	1,762,500

		81,007,578

Consumer Staples - 5.7%

Altria Group Inc
7.750% due 02/06/14	2,000,000	2,106,825
Anheuser-Busch InBev Worldwide Inc
7.750% due 01/15/19 ~	5,000,000	4,997,342
Constellation Brands Inc
7.250% due 09/01/16	3,250,000	3,103,750
7.250% due 05/15/17 †	2,000,000	1,910,000
Couche-Tard U.S. LP
7.500% due 12/15/13	1,500,000	1,481,250
Dole Food Co Inc
8.750% due 07/15/13 †	500,000	382,500
13.875% due 03/15/14 ~	1,000,000	977,500
Ingles Markets Inc
8.875% due 12/01/11	4,750,000	4,655,000
New Albertsons Inc
6.950% due 08/01/09 †	4,560,000	4,571,400
Rite Aid Corp
9.500% due 06/15/17	1,000,000	235,000
10.375% due 07/15/16 †	2,000,000	1,210,000
Stater Brothers Holdings Inc
7.750% due 04/15/15 †	2,500,000	2,412,500
8.125% due 06/15/12	2,000,000	1,980,000
SUPERVALU Inc
7.500% due 05/15/12 †	1,500,000	1,481,250
7.500% due 11/15/14	3,000,000	2,943,750
7.875% due 08/01/09	4,250,000	4,276,562
Tyson Foods Inc
10.500% due 03/01/14 † ~	1,000,000	1,025,000

		39,749,629

Energy - 13.3%

Chesapeake Energy Corp
6.375% due 06/15/15 †	2,500,000	2,118,750
6.875% due 01/15/16	2,750,000	2,323,750
7.000% due 08/15/14	3,000,000	2,655,000
7.500% due 09/15/13	1,500,000	1,380,000
Cie Generale de Geophysique-Veritas (France)
7.500% due 05/15/15	2,500,000	1,987,500
Complete Production Services Inc
8.000% due 12/15/16	2,000,000	1,280,000
Denbury Resources Inc
7.500% due 12/15/15	2,000,000	1,750,000
9.750% due 03/01/16	1,000,000	970,000
El Paso Corp
6.750% due 05/15/09 †	8,000,000	8,017,312
6.875% due 06/15/14 †	1,000,000	896,130
7.750% due 06/15/10	2,000,000	1,980,372
8.250% due 02/15/16	2,000,000	1,880,000
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	3,000,000	2,890,932
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,487,500
Forest Oil Corp
7.250% due 06/15/19 †	2,000,000	1,590,000
7.250% due 06/15/19 ~	1,000,000	795,000
8.500% due 02/15/14 † ~	2,000,000	1,865,000
GulfMark Offshore Inc
7.750% due 07/15/14	1,000,000	745,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,860,000
8.250% due 03/01/16	1,000,000	955,000
Key Energy Services Inc
8.375% due 12/01/14	1,500,000	952,500
Kinder Morgan Energy Partners LP
9.000% due 02/01/19	2,000,000	2,141,936
Kinder Morgan Finance Co (Canada)
5.700% due 01/05/16	5,000,000	4,225,000
Marathon Oil Corp
7.500% due 02/15/19	1,000,000	1,009,929
Peabody Energy Corp
6.875% due 03/15/13 †	3,849,000	3,772,020
Petrobras International Finance Co (Cayman)
7.875% due 03/15/19 †	1,500,000	1,561,800
Petrohawk Energy Corp
7.875% due 06/01/15 ~	1,000,000	885,000
9.125% due 07/15/13	2,500,000	2,412,500
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,490,000
7.000% due 05/01/17 ~	1,500,000	1,087,500
Plains Exploration & Production Co
7.750% due 06/15/15	1,500,000	1,297,500
10.000% due 03/01/16	2,000,000	1,900,000
Pride International Inc
7.375% due 07/15/14	3,500,000	3,465,000
Quicksilver Resources Inc
7.125% due 04/01/16	2,500,000	1,200,000
Range Resources Corp
7.250% due 05/01/18	500,000	450,000
7.500% due 05/15/16	3,000,000	2,782,500
Sabine Pass LNG LP
7.500% due 11/30/16	2,000,000	1,350,000
SandRidge Energy Inc
8.000% due 06/01/18 ~	500,000	370,000
8.625% due 04/01/15	5,000,000	3,275,000
SemGroup LP
8.750% due 11/15/15 ~ ¤	3,000,000	120,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,260,000
The Williams Cos Inc
3.435% due 10/01/10 ~ §	5,140,000	4,814,692
8.125% due 03/15/12 †	1,500,000	1,530,000
8.750% due 01/15/20 ~	2,500,000	2,491,790
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	1,500,000	1,245,000
7.500% due 07/18/16 ~	1,000,000	730,000
Weatherford International Ltd (Switzerland)
9.625% due 03/01/19	1,750,000	1,814,096
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,510,000
7.250% due 05/01/12	1,000,000	827,500
Williams Partners LP
7.250% due 02/01/17	1,000,000	851,206

		92,249,715

Financials - 5.4%

Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	2,760,000
Chukchansi Economic Development Authority
6.095% due 11/15/12 ~ §	1,000,000	212,500
First Data Corp
9.875% due 09/24/15	3,000,000	1,770,000
Ford Motor Credit Co LLC
4.010% due 01/13/12 §	3,000,000	1,893,750
5.544% due 04/15/09 §	4,500,000	4,449,375
6.570% due 06/15/11 §	3,845,000	2,715,531
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

7.250% due 10/25/11	$945,000	$673,276
7.375% due 10/28/09	1,500,000	1,345,443
9.750% due 09/15/10	5,000,000	4,114,492
9.875% due 08/10/11	4,000,000	3,029,904
General Motors Acceptance Corp LLC
6.500% due 10/15/09	966,000	734,146
6.875% due 09/15/11 ~	5,000,000	3,555,550
7.750% due 01/19/10 †	2,500,000	1,953,060
8.000% due 11/01/31 ~	2,456,000	1,184,701
KAR Holdings Inc
8.750% due 05/01/14	1,250,000	668,750
Momentive Performance Materials Inc
9.750% due 12/01/14 †	1,000,000	300,000
11.500% due 12/01/16 †	1,000,000	192,500
Nuveen Investments Inc
10.500% due 11/15/15 ~	5,000,000	1,425,000
Rouse Co LP
6.750% due 05/01/13 ~	3,000,000	870,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
7.700% due 08/07/13 ~	1,000,000	885,784
Ventas Realty LP
8.750% due 05/01/09	1,000,000	1,002,500
9.000% due 05/01/12	2,000,000	2,005,000
Washington Mutual Bank
5.125% due 01/15/15 ¤	2,000,000	1,600

		37,742,862

Health Care - 9.1%

Alliance HealthCare Services Inc
7.250% due 12/15/12	2,000,000	1,930,000
Bausch & Lomb Inc
9.875% due 11/01/15 ~	1,000,000	797,500
Biomet Inc
10.000% due 10/15/17 †	1,000,000	995,000
Catalent Pharma Solutions Inc
9.500% due 04/15/15 †	1,000,000	245,000
Community Health Systems Inc
8.875% due 07/15/15	5,750,000	5,462,500
DaVita Inc
6.625% due 03/15/13	5,000,000	4,875,000
Elan Finance PLC (Ireland)
5.234% due 11/15/11 §	1,000,000	825,000
8.875% due 12/01/13	1,000,000	805,000
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/11	4,000,000	4,070,000
Fresenius US Finance II Inc
9.000% due 07/15/15 ~	1,000,000	1,045,000
HCA Inc
6.750% due 07/15/13 †	1,000,000	752,500
7.875% due 02/01/11	2,000,000	1,945,000
8.750% due 09/01/10	1,500,000	1,500,000
9.125% due 11/15/14 †	4,500,000	4,241,250
9.250% due 11/15/16	8,250,000	7,528,125
Health Management Associates Inc
6.125% due 04/15/16	2,000,000	1,645,000
Healthsouth Corp
8.323% due 06/15/14 §	1,500,000	1,297,500
10.750% due 06/15/16	4,500,000	4,432,500
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	1,890,000
Multiplan Inc
10.375% due 04/15/16 ~	1,500,000	1,218,750
Omnicare Inc
6.750% due 12/15/13	2,000,000	1,825,000
6.875% due 12/15/15	1,500,000	1,350,000
Psychiatric Solutions Inc
7.750% due 07/15/15	1,750,000	1,588,125
Select Medical Corp
7.625% due 02/01/15	3,000,000	1,957,500
Sun Healthcare Group Inc
9.125% due 04/15/15	2,500,000	2,350,000
Tenet Healthcare Corp
9.000% due 05/01/15 ~	2,250,000	2,182,500
10.000% due 05/01/18 ~	2,250,000	2,188,125
Vanguard Health Holding Co II LLC
9.000% due 10/01/14 †	2,500,000	2,218,750

		63,160,625

Industrials - 10.4%

Alliant Techsystems Inc
6.750% due 04/01/16	2,000,000	1,910,000
Allied Waste North America Inc
5.750% due 02/15/11	1,000,000	976,674
6.500% due 11/15/10	10,800,000	10,750,120
6.875% due 06/01/17	2,000,000	1,822,748
7.125% due 05/15/16	1,000,000	933,768
7.250% due 03/15/15	3,000,000	2,838,340
7.375% due 04/15/14	2,000,000	1,896,948
7.875% due 04/15/13	1,000,000	995,849
Ashtead Capital Inc
9.000% due 08/15/16 ~	2,000,000	1,150,000
Bombardier Inc (Canada)
6.750% due 05/01/12 ~	1,500,000	1,200,000
8.000% due 11/15/14 ~	1,000,000	737,500
Continental Airlines Inc
8.750% due 12/01/11	2,000,000	1,115,000
Corrections Corp of America
7.500% due 05/01/11	3,000,000	3,022,500
CSC Holdings Inc
6.750% due 04/15/12	3,000,000	2,902,500
7.625% due 04/01/11	7,000,000	6,982,500
8.625% due 02/15/19 ~	1,000,000	967,500
FTI Consulting Inc
7.625% due 06/15/13	1,000,000	1,012,500
7.750% due 10/01/16	1,000,000	1,002,500
Grupo Transportation Ferroviaria Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	1,830,000
Hawker Beechcraft Acquisition Co LLC
8.500% due 04/01/15 †	1,500,000	390,000
Kansas City Southern de Mexico SA de CV (Mexico)
7.625% due 12/01/13	2,000,000	1,630,000
L-3 Communications Corp
6.125% due 07/15/13 †	2,000,000	1,930,000
6.375% due 10/15/15 †	2,000,000	1,895,000
7.625% due 06/15/12	7,750,000	7,798,438
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,042,500
9.750% due 08/01/14	1,000,000	747,500
RSC Equipment Rental Inc
9.500% due 12/01/14 †	3,500,000	1,732,500
Terex Corp
7.375% due 01/15/14	2,000,000	1,740,000
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,331,250
The Manitowoc Co Inc
7.125% due 11/01/13 †	1,000,000	705,000
United Rentals North America Inc
6.500% due 02/15/12 †	2,000,000	1,610,000
Waste Management Inc
6.875% due 05/15/09	3,450,000	3,458,270
7.375% due 03/11/19	1,000,000	1,022,428

		72,079,833

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Information Technology - 2.3%

Alion Science & Technology Corp
10.250% due 02/01/15	$1,000,000	$250,000
DISH DBS Corp
6.375% due 10/01/11	5,250,000	5,079,375
6.625% due 10/01/14	1,500,000	1,346,250
7.750% due 05/31/15	3,000,000	2,775,000
Jabil Circuit Inc
8.250% due 03/15/18	1,750,000	1,312,500
Lender Processing Services Inc
8.125% due 07/01/16	2,000,000	1,995,000
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	156,250
Spansion Inc
4.386% due 06/01/13 ~ ¤	2,000,000	460,000
SunGard Data Systems Inc
9.125% due 08/15/13	2,000,000	1,750,000
10.250% due 08/15/15	1,500,000	1,057,500

		16,181,875

Materials - 7.0%

AbitibiBowater Inc
6.500% due 06/15/13	2,000,000	190,000
Airgas Inc
7.125% due 10/01/18 ~	1,250,000	1,203,125
Ball Corp
6.875% due 12/15/12	5,765,000	5,851,475
Berry Plastics Corp
5.195% due 09/15/14 §	1,500,000	555,000
10.250% due 03/01/16	3,000,000	1,260,000
BHP Billiton Finance USA Ltd (Australia)
6.500% due 04/01/19	3,000,000	3,047,196
Crown Americas LLC
7.625% due 11/15/13	4,500,000	4,539,375
7.750% due 11/15/15 †	1,000,000	1,010,000
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	1,000,000	958,604
8.375% due 04/01/17	1,000,000	936,320
Georgia-Pacific LLC
7.000% due 01/15/15 ~	2,000,000	1,880,000
7.125% due 01/15/17 ~	1,000,000	930,000
8.000% due 01/15/24	2,500,000	2,000,000
8.125% due 05/15/11 †	2,185,000	2,182,269
9.500% due 12/01/11	1,500,000	1,505,625
Graham Packaging Co Inc
8.500% due 10/15/12	2,000,000	1,545,000
9.875% due 10/15/14 †	2,000,000	1,300,000
Graphic Packaging International Corp
8.500% due 08/15/11	1,200,000	1,044,000
9.500% due 08/15/13 †	1,000,000	720,000
Hexion U.S. Finance Corp
9.750% due 11/15/14	2,000,000	450,000
Nalco Co
7.750% due 11/15/11	2,000,000	1,980,000
NewPage Corp
10.000% due 05/01/12	2,500,000	881,250
Nortek Inc
8.500% due 09/01/14	2,000,000	210,000
Owens-Brockway Glass Container Inc
8.250% due 05/15/13	2,000,000	2,020,000
Owens-Illinois Inc
7.500% due 05/15/10 †	5,500,000	5,582,500
Rock-Tenn Co
8.200% due 08/15/11	750,000	755,625
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	2,000,000	1,810,000
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	1,365,000
7.750% due 04/15/16 ~	1,000,000	690,000

		48,402,364

Telecommunication Services - 14.8%

ALLTEL Corp
7.000% due 07/01/12	2,000,000	2,085,275
American Tower Corp
7.000% due 10/15/17 ~	3,000,000	2,970,000
7.125% due 10/15/12	5,000,000	5,050,000
Centennial Cellular Operating Co
10.125% due 06/15/13	3,000,000	3,120,000
Centennial Communications Corp
10.000% due 01/01/13 †	3,000,000	3,202,500
Cricket Communications Inc
9.375% due 11/01/14	3,500,000	3,351,250
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 ~	3,500,000	2,275,000
Frontier Communications Corp
6.250% due 01/15/13	2,000,000	1,822,500
6.625% due 03/15/15	2,500,000	2,125,000
Intelsat Corp
9.250% due 08/15/14 ~	8,500,000	8,032,500
9.250% due 06/15/16 ~	4,650,000	4,324,500
Intelsat Jackson Holdings Ltd (Bermuda)
9.250% due 06/15/16 ж	1,000,000	940,000
11.250% due 06/15/16	3,500,000	3,412,500
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.875% due 01/15/15 ~	1,000,000	932,500
Level 3 Financing Inc
8.750% due 02/15/17 †	2,000,000	1,290,000
MetroPCS Wireless Inc
9.250% due 11/01/14 ~	2,000,000	1,940,000
9.250% due 11/01/14 †	3,500,000	3,412,500
Nextel Communications Inc
5.950% due 03/15/14	2,000,000	1,120,000
6.875% due 10/31/13 †	2,365,000	1,359,875
Qwest Capital Funding Inc
7.000% due 08/03/09	7,500,000	7,518,750
Qwest Communications International Inc
7.250% due 02/15/11	3,000,000	2,910,000
7.500% due 02/15/14	3,000,000	2,610,000
Qwest Corp
8.875% due 03/15/12	4,750,000	4,714,375
Sprint Capital Corp
6.375% due 05/01/09	5,500,000	5,500,000
8.375% due 03/15/12	10,500,000	9,502,500
8.750% due 03/15/32	2,000,000	1,350,000
Sprint Nextel Corp
6.000% due 12/01/16 †	8,000,000	5,760,000
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,690,000
Vodafone Group PLC (United Kingdom)
7.750% due 02/15/10 †	1,000,000	1,037,836
West Corp
9.500% due 10/15/14	3,500,000	2,454,375
11.000% due 10/15/16	1,000,000	670,000
Windstream Corp
8.125% due 08/01/13 †	4,500,000	4,455,000

		102,938,736

Utilities - 9.0%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 † ~	1,300,000	1,316,097
AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	1,890,000
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Dynegy Holdings Inc
7.750% due 06/01/19	$1,500,000	$982,500
8.375% due 05/01/16 †	4,500,000	3,071,250
Edison Mission Energy
7.200% due 05/15/19	4,000,000	2,800,000
7.750% due 06/15/16 †	2,000,000	1,530,000
Energy Future Holdings Corp
10.875% due 11/01/17 †	4,500,000	2,925,000
Ipalco Enterprises Inc
7.250% due 04/01/16 ~	1,500,000	1,335,000
Midwest Generation LLC
8.300% due 07/02/09	2,719,798	2,679,001
8.560% due 01/02/16	1,669,600	1,548,555
Mirant Americas Generation LLC
8.300% due 05/01/11 †	4,500,000	4,387,500
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,365,000
NRG Energy Inc
7.250% due 02/01/14	4,000,000	3,770,000
7.375% due 02/01/16	2,500,000	2,331,250
7.375% due 01/15/17	1,000,000	932,500
NV Energy Inc
8.625% due 03/15/14	1,045,000	990,565
Public Service Co of New Mexico
7.950% due 05/15/18	2,750,000	2,416,850
Reliant Energy Inc
6.750% due 12/15/14	2,500,000	2,312,500
7.875% due 06/15/17 †	3,000,000	2,385,000
Sempra Energy
8.900% due 11/15/13	1,000,000	1,088,398
Southern Union Co
7.200% due 11/01/66 §	2,500,000	1,262,500
Telesat Canada/Telesat LLC
11.000% due 11/01/15 ~	5,750,000	4,801,250
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	12,000,000	6,060,000
The AES Corp
7.750% due 03/01/14	1,000,000	900,000
8.000% due 10/15/17	1,000,000	862,500
8.875% due 02/15/11	1,412,000	1,397,880
9.500% due 06/01/09	3,500,000	3,513,125
9.750% due 04/15/16 ~ #	2,000,000	1,890,000

		62,744,221

Total Corporate Bonds & Notes (Cost $731,666,124)		616,257,438

CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%

Health Care - 0.1%

Omnicare Inc
3.250% due 12/15/35	1,000,000	660,000

Industrials - 0.1%

WESCO International Inc
1.750% due 11/15/26	1,000,000	707,500

Telecommunication Services - 0.1%

Leap Wireless International Inc
4.500% due 07/15/14 ~	1,000,000	747,500

Total Convertible Corporate Bonds & Notes (Cost $2,781,397)		2,115,000

SENIOR LOAN NOTES - 5.7%

Consumer Discretionary - 1.2%

Levi Strauss & Co (unsecured)
2.806% due 03/27/14 §	2,000,000	1,149,000
Newsday Inc (Fixed Term Loan)
9.750% due 08/01/13 §	6,000,000	5,430,000
TL Acquisitions Inc Term B
3.020% due 06/29/14 §	1,970,000	1,349,450
Tropicana Las Vegas
4.500% due 07/03/09 §	2,000,000	587,500

		8,515,950

Consumer Staples - 0.9%

Roundy’s Supermarket
3.270% due 11/03/11 §	850,282	752,500
3.290% due 11/03/11 §	1,067,084	944,369
Wm. Wrigley Jr. Co Term B
6.500% due 10/06/14 §	4,937,500	4,889,670

		6,586,539

Energy - 0.2%

Venoco Inc (2nd Lien)
5.250% due 05/07/14 §	1,977,942	1,038,420

Financials - 0.7%

First Data Corp Term B1
due 09/24/14 § ¥	3,500,000	2,371,033
3.268% due 09/24/14 §	84,506	57,248
3.272% due 09/24/14 §	1,392,994	943,667
Nuveen Investments Inc
3.518% due 11/13/14 §	1,555,076	855,292
3.520% due 11/13/14 §	1,360,691	748,380
4.232% due 11/13/14 §	54,233	29,828

		5,005,448

Health Care - 1.0%

APP Pharmaceuticals LLC Term B2
6.750% due 08/20/14 §	350,106	347,480
Biomet Inc Term B
3.518% due 03/25/15 §	115,000	104,075
3.522% due 03/25/15 §	72,949	66,019
4.222% due 03/25/15 §	1,782,051	1,612,756
HCA Inc Term B
3.470% due 11/18/13 §	4,814,110	4,107,639
New Finco 1 Term B1
6.750% due 08/20/14 §	649,894	645,020

		6,882,989

Information Technology - 0.3%

Sungard Data Systems Inc
6.750% due 02/28/14 §	1,994,987	1,890,251

Materials - 0.4%

Georgia-Pacific Corp Term B (1st Lien)
2.518% due 12/23/12 §	87,866	77,720
2.956% due 12/23/12 §	119,228	105,461
3.293% due 12/23/12 §	2,926,174	2,588,292

		2,771,473

Telecommunication Services - 0.2%

Intelsat Jackson (unsecured)
4.435% due 02/01/14 §	1,500,000	1,105,782

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Utilities - 0.8%

Calpine Corp (1st Priority)
4.095% due 03/29/14 §	$2,431,443	$1,863,937
Texas Competitive Electric Holdings Co (Delay Draw Term Loan)
3.908% due 10/10/14 §	25,366	16,285
3.949% due 10/10/14 §	145,366	93,326
3.969% due 10/10/14 §	76,098	48,855
4.033% due 10/10/14 §	2,106,341	1,352,280
4.741% due 10/10/14 §	1,414,634	908,201
Texas Competitive Electric Holdings Co Term B2
4.018% due 10/10/14 §	19,645	13,033
4.033% due 10/10/14 §	1,915,369	1,270,744

		5,566,661

Total Senior Loan Notes (Cost $47,348,004)		39,363,513

SHORT-TERM INVESTMENTS - 4.8%

Commercial Paper - 3.9%

ConocoPhillips
0.220% due 04/06/09	5,000,000	4,999,847
Dell Inc
0.200% due 04/01/09	4,000,000	4,000,000
Rockwell Collins Inc
0.200% due 04/01/09	6,000,000	5,999,928
United Parcel Service Inc
0.040% due 04/03/09	6,000,000	5,999,987
0.040% due 04/06/09	6,000,000	5,999,967

		26,999,729

U.S. Government Agency Issues - 0.8%

Federal Home Loan Bank
0.010% due 04/01/09	6,000,000	6,000,000

Repurchase Agreement - 0.1%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $619,002; collateralized by Federal Home Loan Bank: 4.500% due 04/06/09 and market value $633,888)	619,000	619,000

Total Short-Term Investments (Cost $33,618,634)		33,618,729

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.0%
(Cost $819,832,555)		694,627,781

	Shares

SECURITIES LENDING COLLATERAL - 8.4%

The Mellon GSL DBT II Collateral Fund
0.936% + Δ	60,599,567	58,648,261
The Mellon GSL Reinvestment Trust II
0.000% + ¤	1,292,106	12,921

Total Securities Lending Collateral (Cost $61,891,673)		58,661,182

TOTAL INVESTMENTS - 108.4% (Cost $881,724,228)		753,288,963

OTHER ASSETS & LIABILITIES, NET - (8.4%)		(58,394,853)

NET ASSETS - 100.0%		$694,894,110

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $58,661,182 or 8.4% of the net assets were valued under the fair value procedures established by the
Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $4,277,646 or 0.6% of the net assets were in default as of March 31, 2009.

(d)	0.3% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $232,195 or less than 0.1% of the net assets as of March 31, 2009, which could be extended at the option of the borrower:

	Unfunded Loan	Unrealized
Borrower	Commitments	Appreciation

Texas Competitive Electric Co
(Delay Draw Term Loan)	$232,195	$52,966

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.0%

Financials - 0.0%

DG Funding Trust ~ ж	60	$600,938

Total Preferred Stocks (Cost $643,181)		600,938

CONVERTIBLE PREFERRED STOCKS - 1.0%

Financials - 1.0%

American International Group Inc 8.500%	395,100	2,133,540
Bank of America Corp 7.250%	42,100	17,871,450
Wells Fargo & Co 7.500%	50,000	23,949,500

		43,954,490

Total Convertible Preferred Stocks (Cost $96,918,870)		43,954,490

	Principal
	Amount

CORPORATE BONDS & NOTES - 29.7%

Consumer Discretionary - 1.5%

Comcast Corp
7.050% due 03/15/33	$3,000,000	2,799,794
Cox Communications Inc
6.800% due 08/01/28 †	110,000	88,380
Daimler Finance North America LLC
5.750% due 09/08/11	8,000,000	7,566,292
6.500% due 11/15/13	6,500,000	5,897,300
General Motors Corp
8.375% due 07/05/33	EUR 7,400,000	1,868,017
Johnson Controls Inc
5.500% due 01/15/16	$5,000,000	3,706,305
Macy’s Retail Holdings Inc
5.900% due 12/01/16	5,000,000	3,176,120
Marks & Spencer PLC (United Kingdom)
6.250% due 12/01/17 † ~	10,000,000	7,012,490
Target Corp
6.000% due 01/15/18 †	5,000,000	5,033,665
The Black & Decker Corp
4.750% due 11/01/14	6,000,000	5,537,427
The Home Depot Inc
5.400% due 03/01/16	5,000,000	4,501,200
Time Warner Inc
5.500% due 11/15/11	4,000,000	3,949,186
Viacom Inc
6.250% due 04/30/16	7,500,000	6,594,701
Yum! Brands Inc
6.250% due 03/15/18	7,500,000	7,009,718

		64,740,595

Consumer Staples - 1.4%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	20,394,019
6.500% due 08/11/17	5,000,000	5,160,275
6.875% due 02/01/38	2,600,000	2,564,386
Phillip Morris International Inc
6.375% due 05/16/38	4,100,000	3,988,716
Reynolds American Inc
7.625% due 06/01/16	4,100,000	3,635,103
The Clorox Co
5.950% due 10/15/17	5,000,000	4,948,912
The Kroger Co
5.500% due 02/01/13 †	2,900,000	2,976,654
6.400% due 08/15/17 †	5,000,000	5,144,505
The Procter & Gamble Co
6.875% due 09/15/09	175,000	179,750
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	7,890,664
6.500% due 08/15/37 †	2,900,000	3,029,179

		59,912,163

Energy - 2.0%

Chesapeake Energy Corp
7.000% due 08/15/14	900,000	796,500
Enterprise Products Operating LLC
4.625% due 10/15/09	3,900,000	3,877,493
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	1,829,487
8.146% due 04/11/18 † ~	$11,000,000	9,075,000
Nabors Industries Inc
6.150% due 02/15/18	6,000,000	4,704,705
NGPL PipeCo LLC
7.119% due 12/15/17 ~	18,800,000	17,268,101
7.768% due 12/15/37 ~	8,100,000	7,081,862
PC Financial Partnership
5.000% due 11/15/14	3,000,000	2,677,263
Suncor Energy Inc (Canada)
6.100% due 06/01/18 †	36,800,000	31,443,539
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,528,141
7.500% due 01/15/31	945,000	748,301
Transocean Ltd (Switzerland)
6.800% due 03/15/38	1,000,000	882,433

		84,912,825

Financials - 22.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/13 †	12,018,000	11,639,319
American Express Bank FSB
5.500% due 04/16/13	17,800,000	15,371,048
6.000% due 09/13/17	39,200,000	33,067,395
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	32,983,040
American Express Travel Related
Services Co Inc
0.697% due 06/01/11 §	1,600,000	1,385,034
American International Group Inc
5.375% due 10/18/11	6,900,000	3,590,777
5.850% due 01/16/18	22,500,000	8,824,680
Bank of America Corp
1.568% due 08/15/16 §	2,800,000	1,795,024
5.650% due 05/01/18 †	19,700,000	16,473,958
7.250% due 10/15/25	840,000	525,539
8.000% due 01/30/58 §	43,200,000	17,322,336
8.125% due 11/15/80 §	50,600,000	20,813,804
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	46,300,000	46,925,768
6.050% due 12/04/17 ~	80,900,000	63,760,850
7.700% due 10/25/99 ~ §	24,400,000	10,736,012
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,027,198
CIT Group Inc
1.474% due 11/03/10 §	5,200,000	3,810,126
4.750% due 12/15/10	2,000,000	1,613,573
5.000% due 05/13/14	EUR 7,500,000	5,131,731
5.800% due 07/28/11	$4,300,000	3,103,054
12.000% due 12/18/18 † ~	2,300,000	1,337,289
CitiFinancial Inc
6.625% due 06/01/15	4,000,000	3,470,790
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Citigroup Capital XVIII
6.829% due 06/28/67 §	GBP 5,736,000	$1,481,447
Citigroup Capital XXI
8.300% due 12/21/77 §	$37,800,000	18,241,486
Citigroup Inc
1.262% due 12/28/09 §	15,000,000	13,851,532
1.396% due 05/18/10 §	8,900,000	7,998,283
1.554% due 06/09/16 §	20,900,000	10,466,532
5.500% due 04/11/13	20,300,000	17,856,722
5.875% due 05/29/37	6,800,000	5,243,606
8.400% due 04/30/99	39,800,000	22,542,322
CNA Financial Corp
5.850% due 12/15/14	9,000,000	6,539,108
Countrywide Home Loans Inc
6.250% due 04/15/09 †	40,000	40,007
Credit Agricole SA (France)
1.256% due 05/28/09 ~ §	10,300,000	10,281,584
Deutsche Bank AG (Germany)
6.000% due 09/01/17	30,500,000	29,537,268
Everest Reinsurance Holdings Inc
5.400% due 10/15/14	2,000,000	1,792,668
Ford Motor Credit Co LLC
7.000% due 10/01/13	200,000	133,895
7.250% due 10/25/11	5,064,000	3,607,902
9.750% due 09/15/10	2,100,000	1,728,087
General Electric Capital Corp
5.875% due 01/14/38	12,300,000	8,820,668
6.875% due 01/10/39	6,900,000	5,649,434
General Motors Acceptance Corp LLC
2.488% due 05/15/09 §	3,300,000	3,139,125
5.375% due 06/06/11	EUR 1,000,000	803,805
6.625% due 05/15/12	$8,600,000	4,751,242
7.000% due 02/01/12 †	10,500,000	5,999,154
7.250% due 03/02/11	2,000,000	1,302,648
Goldman Sachs Capital II
5.793% due 06/01/43 §	13,500,000	5,625,302
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37 †	8,500,000	6,983,910
International Lease Finance Corp
1.494% due 01/15/10 §	4,580,000	3,616,725
3.309% due 07/06/10 §	EUR 2,000,000	1,687,396
3.500% due 04/01/09	$2,000,000	2,000,000
5.300% due 05/01/12 †	10,000,000	5,733,040
6.375% due 03/25/13	4,500,000	2,488,576
JPMorgan Chase & Co
6.000% due 01/15/18	3,300,000	3,341,187
7.900% due 12/01/99 §	3,615,000	2,327,894
JPMorgan Chase Bank NA
1.656% due 06/13/16 §	1,000,000	685,204
KeyBank NA
3.511% due 06/02/10 §	11,300,000	10,896,019
Kimco Realty Corp
5.700% due 05/01/17	5,600,000	3,540,695
Lehman Brothers Holdings Inc
5.625% due 01/24/13 ¤	35,100,000	4,387,500
6.750% due 12/28/17 ¤	17,000,000	1,700
6.875% due 05/02/18 ¤	4,300,000	537,500
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	3,533,030
5.750% due 09/15/15	5,000,000	4,466,365
Merrill Lynch & Co Inc
1.501% due 06/05/12 §	6,700,000	5,205,726
1.544% due 09/09/09 §	2,300,000	2,243,123
2.239% due 02/08/10 §	EUR 2,200,000	2,705,342
6.050% due 08/15/12 †	$500,000	429,434
6.400% due 08/28/17 †	6,400,000	4,600,899
6.875% due 04/25/18	26,100,000	20,457,219
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	9,700,000	8,869,884
Morgan Stanley
0.540% due 04/19/12 §	6,900,000	5,503,768
5.300% due 03/01/13	354,000	340,805
5.950% due 12/28/17	57,600,000	52,445,002
National Australia Bank Ltd (Australia)
5.350% due 06/12/13 ~	6,700,000	6,493,858
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	516,022
New York Life Global Funding
4.650% due 05/09/13 ~	1,510,000	1,472,304
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK 67,153,412	11,224,915
Principal Life Income Funding Trusts
5.300% due 04/24/13	$3,800,000	3,495,350
Prudential Financial Inc
6.100% due 06/15/17	5,000,000	3,422,560
Realkredit Danmark AS (Denmark)
5.000% due 01/01/38 §	DKK 148,273,834	24,668,888
5.000% due 10/01/38 §	32,308,897	5,434,425
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	$9,100,000	5,011,793
SLM Corp
1.319% due 07/26/10 §	2,300,000	1,633,253
4.875% due 12/17/12	GBP 2,015,000	2,073,778
SMFG Preferred Capital Ltd (Cayman)
6.164% due 01/29/49 ~ §	2,100,000	1,145,005
The Bear Stearns Cos Inc
1.806% due 09/26/13 §	EUR 9,800,000	11,398,829
The Bear Stearns Cos LLC
1.366% due 05/18/10 §	$3,000,000	2,955,562
4.550% due 06/23/10	1,500,000	1,480,996
6.400% due 10/02/17	19,100,000	18,630,952
6.950% due 08/10/12	36,735,000	37,445,437
7.250% due 02/01/18	13,000,000	13,455,864
The Goldman Sachs Group Inc
1.317% due 06/23/09 §	800,000	794,750
2.465% due 01/30/17 §	EUR 1,000,000	903,663
6.250% due 09/01/17	$37,000,000	34,363,491
6.750% due 10/01/37	16,700,000	11,333,380
The Royal Bank of Scotland Group PLC (United Kingdom)
6.990% due 04/05/56 ~ §	3,000,000	1,321,605
7.640% due 03/31/56 §	16,000,000	3,602,832
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	2,800,000	2,439,682
UBS AG (Switzerland)
5.875% due 12/20/17	24,700,000	21,292,808
Wachovia Bank NA
1.564% due 11/03/14 §	21,500,000	16,217,170
1.650% due 03/15/16 §	9,300,000	5,572,123
5.000% due 08/15/15	6,000,000	5,123,157
Wachovia Corp
1.224% due 10/15/11 §	13,000,000	11,532,970
WEA Finance LLC
5.700% due 10/01/16 † ~	7,500,000	5,597,392
Wells Fargo & Co
7.980% due 12/31/99 §	58,900,000	27,716,278
XL Capital Finance Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	3,641,345

		954,582,552

Health Care - 0.3%

UnitedHealth Group Inc
6.000% due 02/15/18 †	12,300,000	11,845,275
6.875% due 02/15/38	2,700,000	2,404,829

		14,250,104

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Industrials - 0.3%

Allied Waste North America Inc
7.250% due 03/15/15	$400,000	$378,445
CSX Corp
5.600% due 05/01/17	5,000,000	4,215,078
Erac USA Finance Co
6.375% due 10/15/17 ~	5,000,000	3,226,052
Masco Corp
6.125% due 10/03/16 †	10,000,000	6,428,095
United Air Lines Inc
9.210% due 01/21/17 ¤ ж	325,516	1,888
9.350% due 04/07/16 ¤ ж	82,020	19,275
9.560% due 10/19/18 ¤ ж	974,236	351,943
10.850% due 02/19/15 ¤ ж	807,106	246,167

		14,866,943

Information Technology - 0.1%

DISH DBS Corp
6.375% due 10/01/11	3,000,000	2,902,500

Materials - 0.5%

BHP Billiton Finance USA Ltd (Australia)
5.125% due 03/29/12 †	3,000,000	3,052,560
Nucor Corp
5.750% due 12/01/17	5,000,000	5,014,778
Rio Tinto Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	1,990,201
Rohm & Haas Co
6.000% due 09/15/17	10,000,000	8,325,670
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	1,809,065
StatoilHydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,067,948
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	700,000	693,549

		21,953,771

Telecommunication Services - 1.3%

AT&T Inc
4.125% due 09/15/09	8,200,000	8,276,490
6.300% due 01/15/38 †	6,800,000	5,999,127
BellSouth Corp
5.200% due 09/15/14	9,100,000	9,167,522
British Telecommunications PLC (United Kingdom)
9.125% due 12/15/30 †	1,000,000	911,982
GTE California Inc
6.700% due 09/01/09	5,000,000	5,089,758
Qwest Capital Funding Inc
7.250% due 02/15/11 †	880,000	844,800
Qwest Corp
6.875% due 09/15/33	1,386,000	914,760
8.875% due 03/15/12	1,500,000	1,488,750
Sprint Capital Corp
8.750% due 03/15/32	5,000,000	3,375,000
Sprint Nextel Corp
6.000% due 12/01/16	10,000,000	7,200,000
Verizon Communications Inc
5.550% due 02/15/16 †	8,000,000	7,883,872
8.950% due 03/01/39	2,700,000	3,116,344
Verizon PA Inc
5.650% due 11/15/11	2,899,000	2,978,183

		57,246,588

Utilities - 0.1%

PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,047,024
Teco Finance Inc
6.750% due 05/01/15	5,600,000	4,715,950

		5,762,974

Total Corporate Bonds & Notes (Cost $1,632,514,298)		1,281,131,015

SENIOR LOAN NOTES - 0.9%

Consumer Discretionary - 0.3%

Cablevision Systems Corp Term B
2.306% due 03/30/13 §	2,720,079	2,474,138
Ford Motor Co Term B
3.560% due 12/16/13 §	9,188,500	4,427,074
Yell Term B (United Kingdom)
3.518% due 02/10/13 §	7,000,000	3,972,500

		10,873,712

Financials - 0.2%

Chrysler Financial Co LLC
4.560% due 08/03/12 §	15,760,000	8,500,550

Health Care - 0.1%

Biomet Inc Term B
3.518% due 03/25/15 §	113,258	102,410
3.522% due 03/25/15 §	71,843	64,962
4.222% due 03/25/15 §	1,755,050	1,586,950
HCA Inc Term B
3.470% due 11/18/13 §	3,002,360	2,561,764

		4,316,086

Materials - 0.1%

Georgia-Pacific Corp Term B
2.518% due 12/20/12 §	61,788	54,654
2.956% due 12/20/12 §	81,569	72,151
3.293% due 12/20/12 §	2,065,112	1,826,655

		1,953,460

Utilities - 0.2%

NRG Energy Inc (Synthetic Letter of Credit)
1.120% due 02/01/13 §	315,863	285,132
NRG Energy Inc Term B
1.979% due 02/01/13 §	134,430	121,351
2.720% due 02/01/13 §	454,839	414,025
The AES Corp (Letter of Credit)
9.650% due 03/31/10 §	7,400,000	6,808,000

		7,628,508

Total Senior Loan Notes (Cost $49,035,663)		33,272,316

MORTGAGE-BACKED SECURITIES - 118.0%

Collateralized Mortgage Obligations - 10.7%

Adjustable Rate Mortgage Trust
4.584% due 05/25/35 ” §	2,651,406	2,105,324
5.142% due 09/25/35 ” §	1,766,350	957,921
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Banc of America Funding Corp
4.110% due 05/25/35 " §	$11,685,890	$8,414,905
4.606% due 02/20/36 " §	7,834,078	5,185,500
6.106% due 01/20/47 " §	938,668	442,595
Banc of America Funding Corp (IO)
4.328% due 01/25/36 " § ж	23,691,036	1,159,089
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 "	4,603,332	4,130,913
BCAP LLC Trust
0.692% due 01/25/37 " §	6,016,021	2,305,704
Bear Stearns Adjustable Rate Mortgage Trust
2.650% due 08/25/35 " §	101,974	71,398
2.940% due 03/25/35 " §	14,199,334	9,661,053
4.530% due 08/25/33 " §	15,113,443	11,741,937
4.550% due 08/25/35 " §	3,500,431	2,451,224
4.625% due 10/25/35 " §	2,196,920	1,332,336
4.750% due 10/25/35 " §	6,304,476	5,946,118
4.971% due 01/25/35 " §	1,373,429	1,149,935
5.031% due 04/25/33 " §	51,861	43,794
5.395% due 02/25/34 " §	1,429,112	963,579
Bear Stearns Alt-A Trust
1.362% due 11/25/34 " §	1,806,374	296,676
5.364% due 05/25/35 " §	6,414,794	3,461,809
5.491% due 09/25/35 " §	10,134,019	5,014,369
5.718% due 11/25/36 " §	7,170,744	3,316,929
5.781% due 01/25/36 " §	6,736,025	2,477,935
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	658,727
5.471% due 01/12/45 " §	1,300,000	973,040
5.700% due 06/11/50 "	6,900,000	5,253,303
7.000% due 05/20/30 " §	1,321,911	1,349,319
Bear Stearns Structured Products Inc
5.653% due 01/26/36 " §	3,503,962	2,218,518
5.733% due 12/26/46 " §	2,473,054	1,425,445
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 " §	4,062,579	2,603,983
4.679% due 08/25/35 " §	957,026	594,647
4.688% due 08/25/35 " §	2,998,682	908,471
4.900% due 10/25/35 " §	342,791	221,389
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 "	2,400,000	1,684,758
Countrywide Alternative Loan Trust
0.802% due 02/25/37 " §	411,696	170,140
Countrywide Alternative Loan Trust (IO)
4.478% due 05/25/35 " § ж	17,189,265	838,281
Countrywide Home Loan Mortgage
Pass-Through Trust
0.842% due 03/25/35 " §	3,354,788	1,410,083
0.862% due 06/25/35 ~ " §	14,624,314	8,625,519
4.740% due 08/25/34 " §	821,369	450,545
5.121% due 05/20/34 " §	5,163,266	3,836,544
5.250% due 02/20/36 " §	4,371,249	2,546,581
5.750% due 05/25/33 "	210,820	207,971
Credit Suisse Mortgage Capital Certificates
0.786% due 10/15/21 ~ " § ж	22,535,701	14,871,257
5.467% due 09/15/39 "	35,300,000	23,445,928
5.658% due 03/15/39 " §	400,000	326,312
CS First Boston Mortgage Securities Corp
1.056% due 03/25/32 ~ " §	880,152	667,909
6.380% due 12/18/35 "	4,382,800	4,415,882
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 " §	146,148	145,885
Downey Savings & Loan Association
Mortgage Loan Trust
3.853% due 07/19/44 " §	2,889,015	1,963,007
Fannie Mae
0.582% due 07/25/37 " §	2,390,876	2,121,558
0.956% due 04/18/28 " §	354,749	345,010
1.006% due 10/18/30 " §	2,963	2,889
1.022% due 03/25/17 " §	148,660	147,330
5.000% due 07/25/19 -
03/25/21 "	434,862	440,621
5.500% due 03/25/28 "	6,945,223	7,114,953
Fannie Mae Whole Loan
6.500% due 10/25/42 "	2,895,305	3,010,932
First Horizon Alternative Mortgage Securities
4.549% due 03/25/35 " §	2,631,694	1,256,369
4.646% due 06/25/34 " §	12,557,501	7,353,964
First Horizon Asset Securities Inc
5.362% due 08/25/35 " §	647,504	460,351
Freddie Mac
0.906% due 12/15/29 " §	63,553	61,636
3.500% due 07/15/32 "	328,168	328,610
4.500% due 09/15/14 "	153,187	154,306
5.000% due 09/15/16 -
04/15/30 "	90,458,272	91,958,447
5.500% due 03/15/17 "	1,483,575	1,527,592
7.000% due 09/15/21 "	102,620	108,677
7.500% due 01/15/23 "	2,369,887	2,514,635
Freddie Mac Structured Pass-Through Securities
3.022% due 10/25/44 " §	4,416,739	4,302,956
3.222% due 07/25/44 " §	23,687,486	23,216,159
GMAC Commercial Mortgage Securities Inc (IO)
0.863% due 05/15/35 " § ж	1,934,840	59,991
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 "	4,101,627	3,905,410
Government National Mortgage Association
7.000% due 02/16/29 "	414,186	441,602
7.500% due 09/20/26 "	550,576	583,631
Greenpoint Mortgage Funding Trust
0.792% due 11/25/45 " §	139,721	63,954
Greenpoint Mortgage Pass-Through Certificates
4.885% due 10/25/33 " §	2,043,191	1,395,647
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	149,268
5.444% due 03/10/39 "	18,200,000	13,166,280
GS Mortgage Securities Corp II
5.799% due 08/10/45 " §	2,400,000	1,645,586
GSR Mortgage Loan Trust
4.541% due 09/25/35 " §	372,801	276,256
Harborview Mortgage Loan Trust
0.926% due 02/19/34 " §	99,862	76,914
5.221% due 07/19/35 " §	3,854,857	1,871,952
Imperial Savings Association
6.503% due 02/25/18 " §	3,499	3,463
IndyMac ARM Trust
4.442% due 01/25/32 " §	59,351	38,949
IndyMac Index Mortgage Loan Trust
5.013% due 12/25/34 " §	374,033	259,318
JPMorgan Chase Commercial Mortgage
Securities Corp
5.747% due 02/12/49 " §	5,660,000	4,015,887
5.819% due 06/15/49 " §	3,500,000	2,695,009
JPMorgan Mortgage Trust
5.018% due 02/25/35 " §	3,045,407	2,419,988
LB-UBS Commercial Mortgage Trust
5.858% due 07/15/40 " §	20,890,000	14,422,193
5.866% due 09/15/45 " §	1,600,000	1,125,767
Lehman Large Loan (IO)
0.083% due 10/12/34 " § ж	2,446,787	33,625
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/34 " §	784,072	764,080
MASTR Alternative Loans Trust
0.922% due 03/25/36 " §	1,520,161	576,018
MASTR Asset Securitization Trust
5.500% due 09/25/33 "	269,690	247,985
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Merrill Lynch Countrywide Commercial
Mortgage Trust
5.700% due 09/12/49 "	$7,430,000	$4,774,586
Merrill Lynch-Floating Rate Trust
1.072% due 07/09/09 " §	13,600,000	9,638,683
Merrill Lynch Mortgage Investors Inc
0.732% due 02/25/36 " §	1,496,149	830,171
MLCC Mortgage Investors Inc
0.772% due 11/25/35 " §	359,459	216,625
1.316% due 03/15/25 " §	2,392,839	1,360,562
1.522% due 10/25/35 " §	630,503	424,834
4.250% due 10/25/35 " §	2,984,902	2,405,952
4.674% due 12/25/34 " §	1,203,097	978,345
Morgan Stanley Capital I
5.544% due 11/12/49 " §	1,400,000	634,206
5.731% due 07/12/44 " §	6,300,000	4,893,200
5.809% due 12/12/49 "	300,000	209,673
Mortgage Capital Funding Inc (IO)
1.215% due 11/20/27 " § ж	3,768	—
Provident Funding Mortgage Loan Trust
3.992% due 04/25/34 " §	26,772	22,260
Residential Accredit Loans Inc
0.702% due 06/25/46 " §	3,674,614	1,409,190
0.732% due 04/25/46 " §	368,856	143,686
6.000% due 06/25/36 "	16,738,263	7,204,202
Residential Asset Securitization Trust
0.922% due 01/25/46 " §	3,433,468	1,561,420
5.500% due 01/25/34 "	3,773,367	3,663,589
Residential Asset Securitization Trust (IO)
4.428% due 11/25/35 " § ж	14,899,586	698,102
Residential Funding Mortgage Securities I Inc
5.201% due 09/25/35 " §	1,932,618	1,248,932
Sequoia Mortgage Trust
0.895% due 07/20/33 " §	2,524,134	1,919,628
Structured Adjustable Rate Mortgage Loan Trust
5.350% due 01/25/35 " §	1,520,154	832,575
5.528% due 08/25/35 " §	465,846	245,352
Structured Asset Mortgage Investments Inc
0.732% due 05/25/46 " §	2,706,646	987,786
0.742% due 05/25/36 " §	2,130,659	750,794
0.752% due 05/25/45 " §	719,655	292,273
0.802% due 02/25/36 " §	2,803,561	1,076,389
0.806% due 07/19/35 " §	2,022,290	1,290,937
0.846% due 07/19/34 " §	77,953	42,094
0.976% due 10/19/33 " §	8,272	5,986
1.216% due 09/19/32 " §	317,925	241,008
Structured Asset Securities Corp
5.000% due 12/25/34 "	115,519	109,101
SunTrust Alternative Loan Trust (IO)
4.578% due 12/25/35 " § ж	34,445,932	1,494,533
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 "	285,172	288,405
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	16,200,000	10,160,475
Washington Mutual Alternative Mortgage
Pass-Through Certificates (IO)
4.328% due 11/25/35 " § ж	44,419,042	2,155,740
4.428% due 11/25/35 " § ж	14,789,644	684,684
Washington Mutual Mortgage
Pass-Through Certificates
0.792% due 12/25/45 " §	193,904	80,248
0.812% due 10/25/45 " §	200,802	82,873
0.832% due 01/25/45 " §	2,641,354	1,061,828
0.842% due 01/25/45 " §	143,399	63,932
1.062% due 12/25/27 " §	8,340,779	5,896,731
3.033% due 08/25/42 " §	151,219	102,166
3.705% due 02/27/34 " §	2,804,115	2,241,207
Washington Mutual MSC Mortgage
Pass-Through Certificates
5.610% due 02/25/33 " §	197,581	156,185
5.667% due 02/25/33 " §	24,027	19,353
Wells Fargo Mortgage-Backed Securities Trust
4.752% due 05/25/35 " §	559,845	406,354
4.947% due 01/25/35 " §	4,813,474	3,295,675
4.950% due 03/25/36 " §	24,851,117	15,689,805
4.985% due 12/25/34 " §	2,978,689	2,084,888
5.240% due 04/25/36 " §	14,247,662	8,584,255
5.510% due 08/25/36 " §	8,066,586	5,580,940
5.775% due 04/25/36 " §	3,124,047	969,733

		462,322,406

Fannie Mae - 89.8%

3.022% due 08/01/42 - 10/01/44 " §	4,741,039	4,665,389
3.279% due 01/01/34 " §	46,049	45,653
3.491% due 02/01/33 " §	868,532	857,410
3.570% due 02/01/33 " §	30,602	30,556
3.737% due 03/01/34 " §	56,652	56,124
4.030% due 06/01/34 " §	65,384	66,668
4.078% due 09/01/33 " §	137,838	139,146
4.295% due 03/01/33 " §	87,979	89,662
4.347% due 11/01/34 " §	18,768,871	18,999,509
4.375% due 03/01/33 " §	1,213,502	1,212,296
4.453% due 04/01/35 " §	4,135,228	4,233,415
4.467% due 07/01/33 " §	138,001	140,420
4.500% due 11/01/14 - 04/16/24 "	11,821,758	12,169,315
4.525% due 11/01/34 " §	67,290	68,699
4.550% due 05/01/36 " §	164,347	164,538
4.559% due 05/01/36 " §	156,563	156,744
4.579% due 01/01/25 " §	102,484	102,352
4.582% due 01/01/23 " §	191,676	193,627
4.602% due 05/01/36 " §	4,947,520	4,953,455
4.616% due 07/01/33 " §	134,680	137,599
4.674% due 12/01/34 " §	8,348,298	8,520,267
4.713% due 08/01/35 " §	2,864,649	2,939,403
4.718% due 07/01/35 " §	13,756,070	14,099,988
4.727% due 09/01/35 " §	1,490,657	1,497,410
4.779% due 04/01/34 " §	1,884,079	1,924,046
4.964% due 04/01/27 " §	49,229	50,199
5.000% due 06/01/18 - 04/13/39 "	250,686,159	260,643,055
5.000% due 05/01/35 - 04/01/36 † "	253,693,360	262,405,112
5.052% due 09/01/35 " §	2,312,516	2,375,474
5.062% due 12/01/22 " §	54,030	54,671
5.064% due 12/01/34 " §	104,630	108,136
5.200% due 11/01/23 " §	114	117
5.239% due 08/01/34 " §	109,231	112,595
5.294% due 09/01/34 " §	2,420,237	2,418,095
5.398% due 01/01/36 " §	1,474,367	1,497,649
5.500% due 12/01/14 - 05/12/39 † ” ‡	1,368,522,234	1,421,984,149
6.000% due 04/01/16 - 05/12/39 "	1,737,833,306	1,813,123,649
6.395% due 08/01/36 " §	5,087,379	5,333,449
6.500% due 01/01/13 - 05/12/39 "	17,635,712	18,585,334
6.825% due 08/01/09 "	892,361	891,062
8.000% due 05/01/30 - 08/01/30 "	21,644	23,535

		3,867,069,972

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	$309,116	$308,371
7.430% due 09/01/19 - 12/01/23 "	1,273,384	1,283,602

		1,591,973

Freddie Mac - 13.6%

4.000% due 07/01/18 "	4,086	4,187
4.345% due 01/01/28 " §	54,210	54,704
5.000% due 04/13/39 "	76,000,000	78,386,856
5.300% due 09/01/35 † " §	13,450,102	13,770,902
5.314% due 05/01/23 " §	15,267	15,308
5.500% due 03/01/23 - 04/13/39 "	453,654,195	470,819,097
5.500% due 02/01/38 † "	13,250,682	13,766,118
5.512% due 03/01/32 " §	432,385	434,802
5.750% due 03/01/32 " §	223,357	223,509
5.875% due 05/01/32 " §	65,325	64,873
6.000% due 03/03/18 - 10/01/22 "	4,229,692	4,456,805
6.057% due 07/01/32 " §	101,903	102,518
6.415% due 06/01/17 " §	7,954	8,095
6.500% due 01/01/15 - 05/01/17 "	2,871,831	3,015,743

		585,123,517

Government National Mortgage Association - 3.9%

4.125% due 12/20/22 - 12/20/32 " §	2,277,618	2,289,361
4.625% due 07/20/23 - 09/20/32 " §	1,631,692	1,640,085
4.750% due 03/20/32 " §	110,020	111,638
5.000% due 03/20/32 - 01/20/33 " §	504,996	513,182
5.125% due 08/20/20 - 07/20/24 " §	215,483	221,188
5.250% due 03/20/28 - 03/20/29 " §	51,244	52,336
5.375% due 05/20/22 - 06/20/32 " §	5,361,213	5,466,757
5.500% due 03/20/33 " §	517,114	530,256
5.750% due 03/20/29 " §	50,430	51,516
6.000% due 08/15/31 - 04/20/39 "	12,700,250	13,285,970
6.500% due 04/15/36 - 04/20/39 "	134,000,001	140,694,803
7.500% due 02/15/31 - 12/15/31 "	154,851	166,653
8.000% due 12/15/29 - 08/15/32 "	914,262	994,011
8.500% due 09/15/16 - 01/15/31 "	1,086,452	1,189,511
9.000% due 02/15/17 - 04/15/20 "	24,055	26,068
10.000% due 05/15/19 - 02/15/25 "	25,915	29,205

		167,262,540

Total Mortgage-Backed Securities (Cost $5,139,519,416)		5,083,370,408

ASSET-BACKED SECURITIES - 2.1%

Access Group Inc
2.459% due 10/27/25 " §	29,621,174	27,247,748
Aurum Ltd CLO (Cayman)
1.524% due 04/15/14 ~ " §	7,255,351	6,340,398
Bank of America Credit Card Trust
1.256% due 12/15/14 " §	18,540,000	16,604,593
Citibank Omni Master Trust
1.623% due 12/23/13 ~ " §	32,400,000	29,369,822
ContiMortgage Home Equity Trust
6.970% due 12/25/13 " §	22	22
Countrywide Asset-Backed Certificates
0.572% due 12/25/46 " §	334,230	327,859
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 "	82,810	82,674
Fremont Home Loan Trust
0.622% due 05/25/36 " §	10,220	9,916
GE-WMC Mortgage Securities LLC
0.562% due 08/25/36 " §	16,661	13,097
IMC Home Equity Loan Trust
6.340% due 08/20/29 " §	52,453	50,437
Long Beach Mortgage Loan Trust
0.572% due 08/25/36 " §	9,195	8,814
0.802% due 10/25/34 " §	17,007	6,966
Mid-State Trust
7.340% due 07/01/35 "	1,890,631	1,574,524
7.791% due 03/15/38 "	732,931	591,020
8.330% due 04/01/30 "	3,647,142	3,148,578
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 ” ж	432,000	8,213
Renaissance Home Equity Loan Trust
0.962% due 08/25/33 " §	654,160	384,414
Saxon Asset Securities Trust
1.042% due 08/25/32 " §	4,517	4,295
SLM Student Loan Trust
1.609% due 01/25/17 " §	4,000,000	3,808,418
Small Business Administration
4.754% due 08/10/14 "	2,278,817	2,356,230
8.017% due 02/10/10 "	100,769	104,402
Structured Asset Securities Corp
0.812% due 01/25/33 " §	43,087	21,840
Wells Fargo Home Equity Trust
0.572% due 01/25/37 " §	288,933	281,682

Total Asset-Backed Securities (Cost $102,085,879)		92,345,962

U.S. GOVERNMENT AGENCY ISSUES - 0.7%

Fannie Mae
5.000% due 07/29/19	17,000,000	18,881,169
Freddie Mac
4.875% due 06/13/18 †	3,500,000	3,891,545
5.000% due 12/14/18	4,700,000	4,546,827
Small Business Administration
Participation Certificates
6.120% due 09/01/21	1,984,014	2,144,222

Total U.S. Government Agency Issues (Cost $27,006,417)		29,463,763

U.S. TREASURY OBLIGATIONS - 10.8%

U.S. Treasury Bonds - 6.4%

3.500% due 02/15/39	94,700,000	93,871,612
6.250% due 08/15/23 †	26,100,000	34,354,138
7.875% due 02/15/21	6,200,000	8,995,812
8.125% due 08/15/19 †	7,500,000	10,879,688
8.125% due 05/15/21	19,100,000	28,321,719
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

8.125% due 08/15/21 †	$50,000,000	$74,359,375
8.500% due 02/15/20	17,600,000	26,284,500

		277,066,844

U.S. Treasury Inflation Protected Securities - 4.4%

0.875% due 04/15/10 † ^	13,818,312	13,762,182
1.625% due 01/15/15 † ^	19,680,036	19,926,036
2.000% due 01/15/14 † ^	18,509,310	19,105,069
2.000% due 07/15/14 † ^	44,127,212	45,671,664
2.500% due 07/15/16 † ^	12,648,977	13,573,933
2.625% due 07/15/17 † ^	21,390,810	23,309,298
3.500% due 01/15/11 ^	50,382,558	52,363,991

		187,712,173

Total U.S. Treasury Obligations (Cost $451,649,621)		464,779,017

FOREIGN GOVERNMENT BONDS & NOTES - 5.3%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 449,960,000	189,470,986
10.000% due 01/01/17	56,000,000	21,528,521
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,444,071
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,087,701
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	511,957
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	9,650,138
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,006,875
7.375% due 04/25/12	320,000	331,200
State of Qatar (Qatar)
9.500% due 05/21/09 ~	230,000	233,450

Total Foreign Government Bonds & Notes (Cost $280,342,662)		227,264,900

MUNICIPAL BONDS - 3.5%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,030,346
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,050,000	2,200,060
Buckeye Tobacco Settlement
Financing Authority OH ‘A2’
5.875% due 06/01/47	7,100,000	3,900,669
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,357,260
Chicago Transit Authority IL ‘A’
6.899% due 12/01/40	7,200,000	7,189,992
Chicago Transit Authority IL ‘B’
6.300% due 12/01/21	800,000	825,904
6.899% due 12/01/40	6,800,000	6,790,548
Clovis Unified School District CA ‘B’
0.000% due 08/01/24	3,000,000	1,290,510
Cook County School District No 123 IL
0.000% due 12/01/21	2,290,000	1,219,379
Escondido Union High School District CA
0.000% due 11/01/20	2,655,000	1,431,045
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,224,840
Golden State Tobacco
Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	927,018
5.750% due 06/01/47	3,000,000	1,713,360
Golden State Tobacco
Securitization Corp CA ‘A2’
0.000% due 06/01/37 §	3,200,000	1,223,552
Hamilton OH School Districts
Gas Supply Revenue
7.740% due 02/01/12	4,400,000	4,585,240
Honolulu City & County HI ‘A’
5.000% due 07/01/23	3,100,000	3,216,932
Huntington Beach Union High School District CA
0.000% due 08/01/32	10,000,000	2,288,900
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,082,820
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	979,240
Los Angeles Community College District CA
5.000% due 08/01/32	3,900,000	3,684,291
Los Angeles Unified School District CA ‘A1’
4.500% due 07/01/24	7,100,000	6,806,202
Metropolitan Pier & Exposition Authority IL ‘A’
0.000% due 06/15/29	4,000,000	1,202,360
Modesto High School District
Stanislaus County CA ‘A’
0.000% due 08/01/26	4,000,000	1,450,640
Monrovia Unified School District CA ‘B’
0.000% due 08/01/23	3,175,000	1,441,037
Northern Tobacco Securitization Corp AK ‘A’
5.000% due 06/01/46	3,500,000	1,786,820
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	366,380
Pierce County School District WA
5.000% due 12/01/23	3,000,000	3,117,210
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	439,656
State of California
4.500% due 08/01/28	6,800,000	5,708,260
5.000% due 06/01/32	1,000,000	879,470
5.000% due 11/01/37	3,550,000	3,056,799
5.000% due 12/01/37	4,400,000	3,788,092
State of Florida
5.250% due 07/01/37	2,000,000	2,015,860
State of Washington ‘D’
5.000% due 01/01/33	3,200,000	3,160,320
Texas State Transportation Commission ‘A’
4.750% due 04/01/24	10,000,000	10,275,400
Texas State Transportation Commission
Mobility Fund
4.750% due 04/01/37	19,200,000	18,425,088
Texas State Transportation Commission
Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,579,488
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,655,000	5,212,735
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	3,096,811
6.125% due 06/01/32	2,735,000	1,911,984
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	12,400,000	6,442,544
Tobacco Settlement Financing Corp RI ‘A’
6.250% due 06/01/42	900,000	586,584
Tobacco Settlement Revenue
Management SC ‘B’
6.000% due 05/15/22	5,560,000	5,823,544
University of Arkansas
5.000% due 11/01/36	2,100,000	2,009,133
University of California ‘D’
5.000% due 05/15/41	800,000	764,296

Total Municipal Bonds (Cost $164,629,321)		149,508,619

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value

PURCHASED OPTIONS - 0.4%
(See Note (g) to Notes to Schedule of Investments)
(Cost $1,918,308)		$18,910,342

SHORT-TERM INVESTMENTS - 4.2%

U.S. Treasury Bills - 4.0%

0.000% due 05/07/09 ‡	$1,750,000	1,749,764
0.029% due 04/30/09 ‡	19,450,000	19,447,647
0.084% due 04/23/09 ‡	19,950,000	19,948,713
0.118% due 04/16/09 ‡	16,420,000	16,419,343
0.135% due 04/09/09 ‡	4,460,000	4,459,942
0.173% due 05/14/09 ‡	440,000	439,919
0.175% due 04/02/09 ‡	20,290,000	20,289,980
0.178% due 05/14/09 ‡	9,290,000	9,288,114
0.187% due 05/07/09 ‡	54,765,000	54,757,059
0.196% due 05/21/09 ‡	3,210,000	3,209,327
0.197% due 06/04/09 ‡	3,020,000	3,019,034
0.220% due 06/11/09 ‡	1,930,000	1,929,296
0.226% due 06/11/09 ‡	930,000	929,661
0.800% due 06/04/09 ‡	12,320,000	12,316,058
0.980% due 05/15/09 ‡	315,000	314,945
1.000% due 04/15/09	1,490,000	1,489,791

		170,008,593

Repurchase Agreements - 0.2%

JPMorgan Securities Inc
0.160% due 04/01/09 (Dated 03/31/09, repurchase price of $5,000,022; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $5,521,315)	5,000,000	5,000,000

State Street Bank and Trust Co
0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $5,410,015; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $5,521,315)	5,410,000	5,410,000

		10,410,000

Total Short-Term Investments (Cost $180,420,612)		180,418,593

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 176.6% (Cost $8,126,684,248)		7,605,020,363

	Shares

SECURITIES LENDING COLLATERAL - 16.8%

The Mellon GSL DBT II Collateral Fund
0.936% + Δ	749,611,425	725,473,937
The Mellon GSL Reinvestment Trust II
0.000% + ¤	10,499,043	104,991

Total Securities Lending Collateral (Cost $760,110,468)		725,578,928

TOTAL INVESTMENTS - 193.4% (Cost $8,886,794,716)		8,330,599,291

OTHER ASSETS & LIABILITIES, NET - (93.4%)		(4,023,137,196)

NET ASSETS - 100.0%		$4,307,462,095

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $725,578,928 or 16.8% of the net assets were valued under the fair value procedures established by the
Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $5,650,964 or 0.1% of the net assets were in default as of March 31, 2009.

(d)	0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of March 31, 2009 were as follows:

Contracts		Principal		Unrealized
to Buy or		Amount Covered		Appreciation
to Sell	Currency	by Contracts	Expiration	(Depreciation)

Buy	AUD	14,957,000	05/09	($106,210)
Buy	BRL	9,935,338	04/09	(130,043)
Sell	BRL	9,935,338	04/09	147,542
Buy	BRL	64,141,700	06/09	595,774
Buy	BRL	9,935,338	06/09	(144,922)
Sell	BRL	100,000,000	06/09	1,019,858
Sell	BRL	415,629,173	06/09	(4,980,951)
Buy	CAD	2,469,046	04/09	(52,121)
Buy	CLP	1,079,700,000	05/09	188,626
Sell	CLP	1,079,700,000	05/09	(232,108)
Buy	CNY	241,982,734	07/09	(1,937,752)
Buy	CNY	57,186,714	07/09	174,747
Sell	CNY	299,169,448	07/09	(1,276,319)
Buy	CNY	81,718,172	09/09	188,147
Sell	CNY	81,718,172	09/09	(296,687)
Buy	CNY	55,543,847	03/10	(34,360)
Buy	EUR	4,761,000	04/09	226,835
Buy	EUR	1,297,000	04/09	(34,250)
Sell	EUR	43,363,000	04/09	(2,848,613)
Buy	GBP	5,660,000	04/09	(229,516)
Sell	GBP	43,446,000	04/09	767,313
Buy	INR	31,440,507	04/09	(10,960)
Buy	INR	13,847,084	04/09	232
Sell	INR	45,287,591	04/09	(28,446)
Buy	JPY	4,403,995,000	05/09	(150,733)
Sell	JPY	2,031,869,000	05/09	350,286
Sell	JPY	2,031,869,000	06/09	323,217
Buy	MXN	361,430	05/09	(1,448)
Sell	MXN	361,430	05/09	712
Buy	MYR	32,352,170	04/09	(300,317)
Sell	MYR	32,352,170	04/09	15,834
Buy	PHP	37,408,100	05/09	3,293
Buy	PHP	55,393,400	05/09	(9,326)
Sell	PHP	92,801,500	05/09	(161,669)
Buy	PHP	4,500,000	12/10	(14,141)
Sell	PHP	4,500,000	12/10	6,714
Buy	PLN	45,348,534	05/09	(7,062,106)
Sell	PLN	45,348,534	05/09	7,371,668
Buy	RUB	735,302,051	05/09	(8,855,127)
Sell	RUB	735,302,051	05/09	9,337,991
Buy	SGD	25,270,292	04/09	(615,343)
Sell	SGD	15,663,797	04/09	55,654
Sell	SGD	9,606,495	04/09	(2,788)
Buy	SGD	3,297,792	07/09	(113,776)
Sell	SGD	3,297,792	07/09	11,974

				($8,843,615)

(f)	The amount of $17,348,100 in cash and securities with a market value of $3,915,216 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

3-Month Euribor (06/09)	151	EUR 151,000,000	$2,059,092
Eurodollar (06/09)	4,935	$4,935,000,000	27,242,877
Eurodollar (09/09)	3,376	3,376,000,000	18,281,718
Eurodollar (12/09)	940	940,000,000	5,267,632
Eurodollar (03/10)	872	872,000,000	5,074,185
Eurodollar (06/10)	48	48,000,000	300,343
Eurodollar (09/10)	48	48,000,000	311,974
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	675	GBP 337,500,000	6,119,944
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	962	481,000,000	8,323,577
U.S. Treasury 5-Year Notes (07/09)	4,614	$461,400,000	7,531,598
U.S. Treasury 10-Year Notes (06/09)	1,550	155,000,000	5,464,740

			$85,977,680

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(g)	Purchased options outstanding as of March 31, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	EUR-LIBOR	Rate	Date	party	Amount	Cost	Value

Call - OTC 2-Year Interest Rate Swap	Pay	4.070%	09/14/09	DUB	EUR 355,500,000	$1,842,245	$18,854,298

Options on Exchange-Traded Futures Contracts

		Exercise	Expiration	Counter-	Number of
Description		Price	Date	party	Contracts	Cost	Value

Put - CBOT 10-Year U.S. Treasury Note Futures (06/09)		$80.00	05/22/09	CIT	1,100	$10,450	$17,187
Put - CBOT 10-Year U.S. Treasury Note Futures (06/09)		85.00	05/22/09	CIT	171	1,625	2,672
Put - CBOT 5-Year U.S. Treasury Note Futures (06/09)		85.00	05/22/09	CIT	4,614	47,582	36,045

						$59,657	$55,904

Options on Securities

		Strike	Expiration	Counter-	Notional
Description		Price	Date	party	Amount	Cost	Value

Put - OTC Fannie Mae 5.500% due 06/11/39 ж		$87.00	06/04/09	CSF	$140,000,000	$16,406	$140

Total Purchased Options						$1,918,308	$18,910,342

(h)	Transactions in written options for the period ended March 31, 2009 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium

Outstanding, December 31, 2008	1,793	548,800,000	115,000,000	$16,430,973
Call Options Written	153	1,000,000	—	70,352
Put Options Written	625	157,700,000	—	957,048
Call Options Expired	—	(53,800,000)	—	(1,678,620)
Put Options Expired	(1,793)	(22,000,000)	—	(903,474)
Call Options Repurchased	—	(405,371,000)	(115,000,000)	(12,227,582)
Put Options Repurchased	(330)	(5,871,000)	—	(383,317)

Outstanding, March 31, 2009	448	220,458,000	—	$2,265,380

(i)	Premiums received and value of written options outstanding as of March 31, 2009:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call - OTC 7-Year Interest Rate Swap	Receive	1.800%	04/27/09	RBS	$1,000,000	$900	$15
Put - OTC 7-Year Interest Rate Swap	Pay	3.500%	04/27/09	RBS	1,000,000	5,100	21
Put - OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	BNP	5,000,000	52,500	6,515
Put - OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	BRC	32,000,000	248,450	41,696
Put - OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	DUB	17,500,000	119,138	22,803
Put - OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	MER	7,800,000	73,140	10,163
Put - OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	MSC	3,400,000	28,220	4,430
Put - OTC 5-Year Interest Rate Swap	Pay	2.750%	05/22/09	RBS	11,000,000	78,100	14,333
Put - OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	BRC	12,000,000	49,800	11,436
Put - OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	CIT	12,000,000	48,600	11,436
Put - OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	DUB	27,500,000	127,700	26,208
Put - OTC 7-Year Interest Rate Swap	Pay	4.400%	08/03/09	BRC	8,500,000	40,800	1,037
Put - OTC 7-Year Interest Rate Swap	Pay	4.400%	08/03/09	RBS	45,000,000	170,300	5,490
Put - OTC 7-Year Interest Rate Swap	Pay	4.550%	08/03/09	BRC	10,500,000	40,950	714

						$1,083,698	$156,297

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put - CBOT 10-Year U.S. Treasury Note Futures (06/09)	$119.00	05/22/09	CIT	47	$72,829	$10,281
Put - CBOT 10-Year U.S. Treasury Note Futures (06/09)	122.00	05/22/09	CIT	106	70,372	74,531
Call - CBOT 10-Year U.S. Treasury Note Futures (06/09)	126.00	05/22/09	CIT	47	34,849	31,578
Call - CBOT 10-Year U.S. Treasury Note Futures (06/09)	128.00	05/22/09	CIT	106	34,603	24,844
Put - CME Eurodollar Futures (06/09)	98.50	06/15/09	CIT	142	49,389	14,200

					$262,042	$155,434

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value

Call - OTC Japanese yen versus U.S. dollar ж	JPY 104.00	03/17/10	CSF	$8,129,000	$427,789	$220,450
Put - OTC Japanese yen versus U.S. dollar ж	104.00	03/17/10	CSF	8,129,000	427,789	681,609

					$855,578	$902,059

Options on Securities

	Strike	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value

Put - OTC Fannie Mae 5.500% due 05/12/39 ж	$102.00	04/27/09	MER	$10,000,000	$64,062	$460

Total Written Options					$2,265,380	$1,214,250

(j) The amount of $7,750,000 in cash and securities with an aggregate market value of $125,832,139 were pledged as collateral for swap contracts as of March 31, 2009.

(k)	Swap agreements outstanding as of March 31, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

DaimlerChrysler NA Holdings 5.750% due 09/08/11	(0.580%)	09/20/11	BRC	3.000%	$8,000,000	$446,954	$—	$446,954
Time Warner Inc 5.500% due 11/15/11	(0.310%)	12/20/11	BOA	1.007%	4,000,000	73,338	—	73,338
BHP Billiton Finance Ltd 5.125% due 03/29/12	(0.135%)	03/20/12	BOA	1.869%	3,000,000	146,982	—	146,982
XL Capital Ltd 6.500% due 01/15/12	(0.205%)	03/20/12	BRC	9.586%	5,300,000	1,137,389	—	1,137,389
Nabors Industries Ltd 5.375% due 08/15/12	(0.470%)	06/20/12	CSF	2.703%	1,500,000	99,400	—	99,400
Nabors Industries Ltd 0.000% due 02/05/21	(0.470%)	06/20/12	DUB	2.703%	1,500,000	99,400	—	99,400
Noble Corp 5.875% due 06/01/13	(0.520%)	06/20/12	CSF	0.711%	5,700,000	32,971	—	32,971
Meadwestvaco Corp 6.850% due 04/01/12	(0.520%)	06/20/12	RBS	1.382%	6,000,000	158,236	—	158,236
GlobalSantaFe Corp 5.000% due 02/15/13	(0.530%)	06/20/12	CSF	0.569%	10,000,000	10,416	—	10,416
The Sherwin-Williams Co 7.375% due 02/01/27	(0.300%)	12/20/12	BOA	0.950%	10,000,000	230,060	—	230,060
The Clorox Co 6.125% due 02/01/11	(0.330%)	12/20/12	BOA	0.619%	500,000	5,157	—	5,157
Sealed Air Corp 5.625% due 07/15/13	(0.580%)	09/20/13	MSC	2.800%	2,100,000	183,091	—	183,091
UBS AG 2.550% due 04/18/12	(2.400%)	03/20/14	BRC	2.290%	EUR 3,100,000	(23,190)	—	(23,190)
Bellsouth Corp 5.200% due 09/15/14	(0.385%)	09/20/14	BRC	0.620%	$4,900,000	58,596	—	58,596
Marsh & McLennan Cos Inc 5.375% due 07/15/14	(1.160%)	09/20/14	BRC	0.865%	4,000,000	(61,689)	—	(61,689)
CNA Financial Corp 5.850% due 12/15/14	(0.470%)	12/20/14	CIT	3.454%	4,100,000	561,724	—	561,724
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%)	12/20/14	BRC	1.705%	2,000,000	118,742	—	118,742
CNA Financial Corp 5.850% due 12/15/14	(0.630%)	12/20/14	BOA	3.454%	5,000,000	647,952	—	647,952
The Black & Decker Corp 4.750% due 11/01/14	(1.180%)	12/20/14	BRC	2.074%	6,000,000	264,858	—	264,858
PC Financial Partnership 5.000% due 11/15/14	(1.600%)	12/20/14	DUB	4.057%	3,000,000	336,799	—	336,799
Alcan Inc 5.000% due 06/01/15	(0.420%)	06/20/15	JPM	1.879%	2,500,000	197,528	—	197,528
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(1.180%)	09/20/15	BOA	0.890%	5,000,000	(87,520)	—	(87,520)
Johnson Controls Inc 5.500% due 01/15/16	(0.760%)	03/20/16	RBS	6.359%	5,000,000	1,280,855	—	1,280,855
The Home Depot Inc 5.400% due 03/01/16	(1.565%)	03/20/16	DUB	1.768%	5,000,000	57,248	—	57,248
Viacom Inc 6.250% due 04/30/16	(0.750%)	06/20/16	DUB	2.525%	7,500,000	771,977	—	771,977
Westfield Group 5.700% due 10/01/16	(0.590%)	12/20/16	CIT	8.350%	7,500,000	2,610,768	—	2,610,768
Masco Corp 6.125% due 10/03/16	(0.915%)	12/20/16	CSF	4.632%	10,000,000	1,980,325	—	1,980,325
Sprint Nextel Corp 6.000% due 12/01/16	(0.940%)	12/20/16	DUB	6.690%	5,000,000	1,390,282	—	1,390,282
Sprint Nextel Corp 6.000% due 12/01/16	(0.980%)	12/20/16	JPM	6.690%	5,000,000	1,380,527	—	1,380,527
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%)	12/20/16	RBS	5.919%	5,000,000	934,810	—	934,810
AutoZone Inc 5.875% due 10/15/12	(0.660%)	06/20/17	UBS	1.037%	3,900,000	103,041	—	103,041
Kimco Realty Corp REIT 5.700% due 05/01/17	(0.730%)	06/20/17	BRC	8.554%	5,600,000	1,950,167	—	1,950,167
Liz Claiborne Inc 5.000% due 07/08/13	(0.950%)	06/20/17	GSC	8.008%	5,000,000	1,610,654	—	1,610,654
CSX Corp 5.600% due 05/01/17	(0.960%)	06/20/17	BRC	1.584%	5,000,000	212,396	—	212,396
Meadwestvaco Corp 6.850% due 04/01/12	(1.090%)	06/20/17	BRC	1.309%	5,000,000	73,818	—	73,818
Meadwestvaco Corp 6.850% due 04/01/12	(1.090%)	06/20/17	GSC	1.309%	20,000,000	295,273	—	295,273
Meadwestvaco Corp 6.850% due 04/01/12	(1.090%)	06/20/17	RBS	1.309%	10,000,000	147,637	—	147,637
Rohm & Haas Co 6.000% due 09/15/17	(0.580%)	09/20/17	UBS	1.428%	5,000,000	296,276	—	296,276
Kraft Foods Inc 6.500% due 08/11/17	(0.590%)	09/20/17	DUB	0.945%	5,000,000	128,338	—	128,338
The Kroger Co 6.400% due 08/15/17	(0.830%)	09/20/17	MSC	1.063%	5,000,000	82,984	—	82,984
Nucor Corp 5.750% due 12/01/17	(0.450%)	12/20/17	BRC	1.264%	5,000,000	297,014	—	297,014
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%)	12/20/17	RBS	2.768%	10,000,000	1,172,926	—	1,172,926
The Clorox Co 5.950% due 10/15/17	(1.020%)	12/20/17	BOA	0.838%	5,000,000	(70,762)	—	(70,762)
Erac USA Finance Co 6.375% due 10/15/17	(2.700%)	12/20/17	GSC	7.237%	5,000,000	1,155,817	—	1,155,817
Yum! Brands Inc 6.250% due 03/15/18	(0.834%)	03/20/18	RBS	0.980%	7,500,000	80,977	—	80,977
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%)	03/20/18	GSC	2.938%	6,000,000	770,157	—	770,157
Target Corp 6.000% due 01/15/18	(1.180%)	03/20/18	GSC	1.450%	5,000,000	97,744	—	97,744

						$23,448,443	$—	$23,448,443

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

SLM Corp 5.125% due 08/27/12	5.000%	06/20/09	MSC	42.887%	$1,700,000	($134,220)	$—	($134,220)
SLM Corp 5.125% due 08/27/12	5.600%	09/20/09	CIT	42.889%	21,000,000	(3,157,662)	—	(3,157,662)
Ford Motor Credit Co LLC 7.000% due 10/01/13	4.300%	06/20/10	JPM	18.621%	1,400,000	(210,246)	—	(210,246)
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	7.440%	4,600,000	(528,482)	—	(528,482)
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	7.440%	11,400,000	(1,232,069)	—	(1,232,069)
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	7.440%	7,700,000	(824,320)	—	(824,320)
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	7.440%	7,200,000	(747,498)	—	(747,498)
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	7.440%	13,400,000	(1,356,948)	—	(1,356,948)
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	7.440%	16,900,000	(1,653,822)	—	(1,653,822)
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	7.440%	13,500,000	(1,229,149)	—	(1,229,149)
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	7.440%	5,900,000	(507,044)	—	(507,044)
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	7.440%	2,800,000	(235,101)	—	(235,101)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	3.500%	3,600,000	(484,047)	—	(484,047)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	3.500%	3,500,000	(470,600)	—	(470,600)

						($12,771,208)	$—	($12,771,208)

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Appreciation

Bear Stearns Asset-Backed Securities Inc
2.522% due 12/25/35 ж	(2.250%)	12/25/35	UBS	$1,954,985	$1,914,042	$—	$1,914,042
BFC Genesee Ltd CDO 3.004% due 01/10/41 ж	(1.280%)	01/10/41	JPM	4,920,720	4,826,136	—	4,826,136

					$6,740,178	$—	$6,740,178

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Bear Stearns Asset-Backed Securities Inc
2.522% due 12/25/35	2.550%	12/25/35	JPM	$1,954,985	($1,910,350)	$—	($1,910,350)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA HY-8 Index	0.483%	06/20/12	BRC	$780,231	($91,640)	($304)	($91,336)
Dow Jones CDX NA HY-8 Index	2.080%	12/20/12	MER	7,800,462	(793,074)	—	(793,074)
Dow Jones CDX NA HY-9 Index	6.370%	12/20/12	MER	5,300,000	(1,879,775)	—	(1,879,775)
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,125,393	(55,860)	—	(55,860)
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,958,651	(31,489)	—	(31,489)
Dow Jones CDX NA IG5 Index	0.458%	12/20/15	MSC	5,600,000	(2,131,360)	—	(2,131,360)
Dow Jones CDX NA IG5 Index	0.460%	12/20/15	MSC	13,800,000	(5,250,279)	—	(5,250,279)
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,791,910	(49,523)	—	(49,523)
Home Equity Asset-Backed Securities Market Index	0.150%	08/25/37	DUB	7,000,000	(6,779,408)	(3,622,500)	(3,156,908)
Home Equity Asset-Backed Securities Market Index	0.150%	08/25/37	UBS	10,000,000	(9,684,869)	(5,150,000)	(4,534,869)
Home Equity Asset-Backed Securities Market Index	0.110%	05/25/46	GSC	15,000,000	(10,442,146)	(4,875,000)	(5,567,146)

					($37,189,423)	($13,647,804)	($23,541,619)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

30-Day USD-CMM Rate	MER	Receive	4.000%	04/27/09	$65,600,000	($975,693)	($2,483,663)	$1,507,970
30-Day USD-CMM Rate	MER	Receive	5.500%	05/21/09	11,900,000	(1,971,484)	(995,256)	(976,228)
3-Month Australian Bank Bill	CIT	Pay	7.000%	09/15/09	AUD 83,700,000	1,152,740	(162,208)	1,314,948
BRL-CDI-Compounded	MER	Pay	12.670%	01/04/10	BRL 52,200,000	473,670	—	473,670
BRL-CDI-Compounded	MSC	Pay	12.670%	01/04/10	438,900,000	3,982,640	334,327	3,648,313
6-Month Australian Bank Bill	DUB	Pay	7.000%	06/15/10	AUD 222,600,000	6,563,057	509,032	6,054,025
6-Month Australian Bank Bill	MSC	Pay	7.000%	06/15/10	113,000,000	3,341,616	100,401	3,241,215
3-Month USD-LIBOR	MSC	Pay	4.000%	06/17/10	$51,200,000	1,416,521	(137,472)	1,553,993
3-Month USD-LIBOR	RBS	Pay	4.000%	06/17/10	69,500,000	1,922,817	(162,977)	2,085,794
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP10,200,000	661,829	(321,396)	983,225
3-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/10	AUD 43,200,000	836,812	(20,498)	857,310
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 13,000,000	602,468	(29,507)	631,975
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	17,600,000	938,389	7,539	930,850
3-Month USD-LIBOR	BRC	Pay	4.000%	12/16/10	$11,100,000	281,103	12,987	268,116
3-Month USD-LIBOR	BOA	Pay	4.000%	12/17/10	235,800,000	13,019,149	2,122,458	10,896,691
3-Month USD-LIBOR	BRC	Pay	3.000%	02/04/11	121,700,000	3,988,399	(1,196,920)	5,185,319
3-Month USD-LIBOR	RBS	Pay	3.000%	02/04/11	153,300,000	5,024,006	(453,768)	5,477,774
3-Month USD-LIBOR	BRC	Pay	4.000%	06/17/11	291,500,000	14,497,686	10,663,070	3,834,616
3-Month USD-LIBOR	DUB	Pay	4.000%	06/17/11	253,000,000	12,582,897	9,226,910	3,355,987
3-Month USD-LIBOR	RBS	Pay	4.000%	06/17/11	97,100,000	4,829,246	2,221,648	2,607,598
6-Month Australian Bank Bill ж	UBS	Pay	4.250%	09/15/11	AUD 160,600,000	1,148,060	1,326,175	(178,115)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	802,619	15,225	787,394
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(2,232,643)	(3,058,879)	826,236
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(507,614)	(1,033,120)	525,506
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(414,021)	(701,210)	287,189
BRL-CDI-Compounded	UBS	Receive	11.100%	01/02/12	104,400,000	187,367	—	187,367
BRL-CDI-Compounded	BRC	Receive	11.120%	01/02/12	30,000,000	46,029	—	46,029
BRL-CDI-Compounded	GSC	Receive	11.150%	01/02/12	95,000,000	108,694	—	108,694
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	1,069,237	(359,262)	1,428,499
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	142,363	(63,169)	205,532
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	172,653	(56,175)	228,828
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	100,069	20,000	80,069
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	9,300,000	310,212	39,058	271,154
France CPI Excluding Tobacco ж	BRC	Pay	1.948%	03/15/12	EUR 15,600,000	362,146	4,342	357,804
France CPI Excluding Tobacco ж	RBS	Pay	1.955%	03/28/12	3,200,000	64,858	—	64,858
France CPI Excluding Tobacco ж	RBS	Pay	1.950%	03/30/12	3,800,000	74,745	—	74,745
France CPI Excluding Tobacco ж	GSC	Pay	1.960%	03/30/12	3,400,000	71,054	—	71,054
France CPI Excluding Tobacco ж	BRC	Pay	1.960%	04/05/12	2,500,000	52,102	—	52,102
France CPI Excluding Tobacco	BNP	Pay	1.940%	04/10/12	4,900,000	79,214	—	79,214
France CPI Excluding Tobacco	RBS	Pay	1.940%	04/10/12	5,000,000	87,653	—	87,653
France CPI Excluding Tobacco ж	BRC	Pay	1.980%	04/30/12	3,700,000	74,094	—	74,094
6-Month GBP-LIBOR	RBS	Pay	5.100%	09/15/13	GBP12,800,000	1,702,660	(24,088)	1,726,748
6-Month GBP-LIBOR	GSC	Pay	5.000%	09/17/13	96,300,000	12,227,898	828,023	11,399,875
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR 9,200,000	1,054,101	(139,058)	1,193,159
6-Month GBP-LIBOR	DUB	Pay	5.000%	03/18/14	GBP52,300,000	6,957,194	40,049	6,917,145
6-Month GBP-LIBOR	GSC	Pay	5.250%	03/18/14	2,700,000	404,378	(529)	404,907
6-Month GBP-LIBOR	RBS	Pay	5.250%	03/18/14	6,300,000	943,548	(4,938)	948,486
6-Month GBP-LIBOR	MER	Pay	5.000%	06/15/16	7,800,000	1,215,953	234,532	981,421
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/23	$161,900,000	(37,246,257)	1,084,850	(38,331,107)
3-Month USD-LIBOR	BOA	Receive	5.000%	12/17/28	21,800,000	(5,941,394)	265,961	(6,207,355)
3-Month USD-LIBOR	MSC	Receive	5.000%	12/17/28	63,900,000	(17,415,370)	1,239,660	(18,655,030)
3-Month USD-LIBOR	CIT	Receive	3.000%	06/17/29	2,400,000	89,805	(204,840)	294,645
3-Month USD-LIBOR	CSF	Receive	3.000%	06/17/29	98,400,000	3,682,016	(1,844,016)	5,526,032
3-Month USD-LIBOR	DUB	Receive	3.000%	06/17/29	10,400,000	389,155	(32,595)	421,750
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Depreciation

3-Month USD-LIBOR	BOA	Receive	5.000%	12/17/38	$17,600,000	($6,062,578)	($574,637)	($5,487,941)
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/38	3,800,000	(1,308,966)	(458,470)	(850,496)
3-Month USD-LIBOR	MSC	Receive	5.000%	12/17/38	79,700,000	(27,453,833)	(886,454)	(26,567,379)
3-Month USD-LIBOR	RBS	Receive	5.000%	12/17/38	78,600,000	(27,074,922)	(3,809,993)	(23,264,929)

						($18,869,853)	$11,081,149	($29,951,002)

Total Swap Agreements								($37,985,558)

(l) The amount of $1,430,000 in cash and securities with an aggregate market value of $28,537,744 were pledged as collateral for securities purchased on a delayed-delivery basis as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Bank of America Corp 7.250%	5,000	$2,122,500
Wells Fargo & Co 7.500%	3,200	1,532,768

		3,655,268

Total Convertible Preferred Stocks (Cost $8,200,000)		3,655,268

	Principal
	Amount

CORPORATE BONDS & NOTES - 21.7%

Consumer Discretionary - 1.0%

AutoZone Inc
5.875% due 10/15/12	$2,000,000	1,987,704
6.500% due 01/15/14	5,000,000	4,970,055
6.950% due 06/15/16	5,000,000	4,910,748
7.125% due 08/01/18	5,000,000	4,922,638
Limited Brands Inc
6.900% due 07/15/17	1,000,000	687,811
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	1,521,059
5.900% due 12/01/16	2,000,000	1,270,448
7.450% due 07/15/17	1,000,000	634,315
Nordstrom Inc
6.250% due 01/15/18	7,400,000	5,817,784
Omnicom Group Inc
5.900% due 04/15/16	1,250,000	1,068,666
President and Fellows of Harvard College
6.000% due 01/15/19 ~	3,600,000	3,879,893
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	2,311,856
6.750% due 05/15/18	3,900,000	2,577,853
The Black & Decker Corp
4.750% due 11/01/14	3,000,000	2,768,713
The Home Depot Inc
5.400% due 03/01/16	1,250,000	1,125,300
Viacom Inc
6.125% due 10/05/17	2,000,000	1,704,782

		42,159,625

Consumer Staples - 1.1%

Cadbury Schweppes US Finance LLC
5.125% due 10/01/13 ~	6,200,000	6,133,954
CVS Caremark Corp
1.561% due 06/01/10 §	10,100,000	9,734,981
HJ Heinz Co
5.350% due 07/15/13	5,000,000	5,164,528
Kraft Foods Inc
6.125% due 02/01/18	3,000,000	3,013,894
6.125% due 08/23/18	2,000,000	2,009,761
Reynolds American Inc
2.020% due 06/15/11 §	8,200,000	7,386,359
UST Inc
6.625% due 07/15/12	8,900,000	9,037,670

		42,481,147

Energy - 1.2%

El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	1,000,000	963,644
Gaz Capital SA (Russia)
7.343% due 04/11/13 ~	1,200,000	1,057,500
8.146% due 04/11/18 ~	2,700,000	2,227,500
NGPL PipeCo LLC
6.514% due 12/15/12 ~	14,900,000	14,249,861
Rockies Express Pipeline LLC
5.100% due 08/20/09 ~ §	22,200,000	22,207,959
Spectra Energy Capital LLC
5.668% due 08/15/14	5,200,000	5,018,967
Suncor Energy Inc (Canada)
6.100% due 06/01/18	2,800,000	2,392,443

		48,117,874

Financials - 15.4%

Ace INA Holdings Inc
5.800% due 03/15/18	5,300,000	4,799,396
Allstate Life Global Funding II
1.901% due 05/21/10 §	32,800,000	31,260,302
Allstate Life Global Funding Trusts
5.375% due 04/30/13	14,700,000	14,236,810
American Express Bank FSB
0.584% due 06/12/09 §	15,500,000	15,316,015
5.500% due 04/16/13	5,100,000	4,404,064
6.000% due 09/13/17	10,000,000	8,435,560
American Express Centurion Bank
6.000% due 09/13/17	10,000,000	8,435,560
American Express Co
7.000% due 03/19/18	8,550,000	7,559,136
8.150% due 03/19/38	2,460,000	2,242,333
American International Group Inc
4.700% due 10/01/10	1,100,000	625,805
5.600% due 10/18/16	800,000	353,842
8.175% due 05/15/68 ~ §	7,900,000	673,392
8.250% due 08/15/18 ~	4,900,000	2,100,064
8.625% due 05/22/38 ~ § ж	GBP 1,400,000	195,856
Asian Development Bank (Philippines)
5.820% due 06/16/28	$2,050,000	2,552,320
Bank of America Corp
1.356% due 11/06/09 §	2,500,000	2,467,210
8.000% due 01/30/58 §	6,000,000	2,405,880
Bank of America NA
1.331% due 06/12/09 §	16,500,000	16,483,030
1.822% due 05/12/10 §	6,500,000	6,061,452
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12	27,300,000	27,668,973
Caelus Re Ltd (Cayman)
7.511% due 06/07/11 ~ § ж	1,200,000	1,130,760
Charter One Bank NA
1.209% due 04/24/09 §	22,000,000	21,980,541
Citigroup Funding Inc
0.523% due 04/23/09 §	18,100,000	18,057,519
Citigroup Inc
1.262% due 12/28/09 §	13,300,000	12,281,692
1.336% due 05/18/11 §	10,000,000	8,079,045
8.400% due 04/30/99	16,300,000	9,232,157
Commonwealth Bank of Australia (Australia)
0.573% due 06/08/09 ~ §	1,200,000	1,197,440
Credit Suisse USA Inc
1.331% due 11/20/09 §	3,000,000	2,962,956
DnB NOR Bank ASA (Norway)
1.330% due 10/13/09 ~ §	3,300,000	3,260,456
Ford Motor Credit Co LLC
7.250% due 10/25/11	7,300,000	5,200,965
7.800% due 06/01/12	500,000	339,104
7.875% due 06/15/10	3,500,000	2,893,166
Foundation Re II Ltd (Cayman)
7.988% due 11/26/10 ~ § ж	2,600,000	2,493,140
General Electric Capital Corp
6.875% due 01/10/39	10,400,000	8,515,088
General Motors Acceptance Corp LLC
6.875% due 08/28/12	10,600,000	5,857,682

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Genworth Financial Inc
6.515% due 05/22/18	$7,700,000	$2,478,676
Green Valley Ltd (Cayman)
6.329% due 01/10/11 ~ ж	EUR 2,100,000	2,674,838
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	$5,800,000	4,482,037
HCP Inc
6.700% due 01/30/18	3,000,000	2,027,626
HSBC Finance Corp
1.193% due 10/21/09 §	5,700,000	5,388,421
1.411% due 03/12/10 §	4,200,000	3,722,773
International Lease Finance Corp
6.625% due 11/15/13	3,200,000	1,773,997
JPMorgan Chase & Co
0.571% due 06/26/09 §	2,000,000	1,995,197
Lehman Brothers Holdings Inc
2.520% due 11/24/08 ¤	900,000	112,500
2.851% due 12/23/08 ¤	3,600,000	450,000
5.259% due 06/12/13 ¤	EUR 4,210,000	755,112
6.200% due 09/26/14 ¤	$1,900,000	251,750
6.875% due 05/02/18 ¤	7,000,000	875,000
7.000% due 09/27/27 ¤	1,700,000	225,250
Liberty Mutual Group Inc
5.750% due 03/15/14 ~	3,600,000	2,778,403
Marsh & McLennan Cos Inc
5.750% due 09/15/15	6,000,000	5,359,638
Merna Reinsurance Ltd (Bermuda)
1.870% due 06/30/10 ~ § ж	17,900,000	16,459,050
Merrill Lynch & Co Inc
5.450% due 02/05/13	9,000,000	7,386,340
6.400% due 08/28/17	10,100,000	7,260,794
6.875% due 04/25/18	31,300,000	24,532,987
Metropolitan Life Global Funding I
1.278% due 05/17/10 ~ §	12,600,000	11,898,482
1.635% due 04/13/09 ~ §	21,400,000	21,375,925
Morgan Stanley
1.291% due 05/07/09 §	10,600,000	10,584,158
1.648% due 01/09/12 §	1,000,000	803,114
1.698% due 01/09/14 §	4,100,000	3,043,809
5.750% due 10/18/16	4,800,000	4,377,600
6.000% due 04/28/15	6,000,000	5,676,969
6.625% due 04/01/18	10,800,000	10,321,771
National Australia Bank Ltd (Australia)
1.691% due 02/08/10 ~ §	40,700,000	40,706,431
ProLogis
6.625% due 05/15/18	5,400,000	2,742,538
Prudential Financial Inc
6.100% due 06/15/17	1,000,000	684,512
Santander Perpetual SA Unipersonal (Spain)
6.671% due 04/24/56 ~ §	11,200,000	6,168,361
Simon Property Group LP
5.750% due 12/01/15	2,700,000	2,087,996
SLM Corp
1.520% due 03/15/11 §	5,000,000	3,212,435
1.591% due 03/15/12 §	223,000	123,208
2.141% due 02/01/14 §	1,055,000	313,557
8.450% due 06/15/18	2,912,000	1,575,073
The Bear Stearns Cos LLC
1.446% due 11/28/11 §	3,000,000	2,883,116
6.400% due 10/02/17	6,600,000	6,437,920
7.250% due 02/01/18	11,300,000	11,696,251
The Goldman Sachs Group Inc
1.532% due 06/28/10 §	23,600,000	22,533,823
1.677% due 03/22/16 §	7,900,000	5,384,265
5.950% due 01/18/18	3,000,000	2,729,846
6.150% due 04/01/18	6,900,000	6,317,357
6.750% due 10/01/37	21,700,000	14,726,607
The Royal Bank of Scotland Group PLC (United Kingdom)
7.092% due 10/29/49 §	EUR 1,900,000	580,600
9.118% due 03/31/10	$2,500,000	1,225,196
The Travelers Cos Inc
5.800% due 05/15/18	5,300,000	5,154,981
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
7.700% due 08/07/13 ~	7,500,000	6,643,380
UBS AG (Switzerland)
5.750% due 04/25/18	19,300,000	16,181,496
Vita Capital II Ltd (Cayman)
2.325% due 01/01/10 ~ § ж	1,000,000	969,000
Vita Capital III Ltd (Cayman)
2.545% due 01/01/12 ~ § ж	2,400,000	2,158,320
Wachovia Bank NA
1.331% due 12/02/10 §	6,300,000	5,906,927
2.138% due 05/14/10 §	30,000,000	28,995,930
Wachovia Corp
5.500% due 05/01/13	8,000,000	7,385,608
5.750% due 06/15/17	3,000,000	2,683,131
Wells Fargo Capital XIII
7.700% due 12/01/99 §	4,700,000	2,240,941
World Savings Bank FSB
1.281% due 05/08/09 §	1,000,000	998,734

		632,278,468

Health Care - 0.5%

Amgen Inc
6.150% due 06/01/18	3,500,000	3,704,298
Baxter International Inc
5.375% due 06/01/18	4,700,000	4,843,627
Cardinal Health Inc
6.000% due 06/15/17	1,000,000	923,320
GlaxoSmithKline Capital Inc
1.856% due 05/13/10 §	5,000,000	5,011,128
Roche Holdings Inc
7.000% due 03/01/39 ~	4,000,000	4,204,546
UnitedHealth Group Inc
4.875% due 02/15/13	900,000	877,651

		19,564,570

Industrials - 0.5%

Con-way Inc
7.250% due 01/15/18	7,000,000	5,443,182
Masco Corp
6.125% due 10/03/16	5,300,000	3,406,890
RR Donnelley & Sons Co
5.625% due 01/15/12	6,000,000	4,963,992
Southwest Airlines Co
5.125% due 03/01/17	3,000,000	2,312,410
Tyco International Finance SA (Luxembourg)
6.000% due 11/15/13	2,000,000	1,884,390
Tyco International Ltd (Bermuda)
7.000% due 12/15/19	4,000,000	3,398,910

		21,409,774

Information Technology - 0.4%

DISH DBS Corp
7.000% due 10/01/13	9,000,000	8,392,500
Motorola Inc
6.000% due 11/15/17	2,000,000	1,553,744
The Western Union Co
5.930% due 10/01/16	8,000,000	7,429,568

		17,375,812

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Materials - 0.5%

Alcoa Inc 6.000% due 07/15/13	$3,000,000	$2,397,483
6.750% due 07/15/18	7,000,000	4,719,526
C10 Capital SPV Ltd (United Kingdom) 6.722% due 12/18/99 ~ §	1,600,000	561,122
Falconbridge Ltd (Canada) 7.350% due 06/05/12	3,700,000	3,073,066
Nucor Corp 5.750% due 12/01/17	2,000,000	2,005,911
Pactiv Corp 6.400% due 01/15/18	1,500,000	1,262,662
Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	3,648,229
Rohm & Haas Co 6.000% due 09/15/17	5,000,000	4,162,835

		21,830,834

Telecommunication Services - 0.4%

Deutsche Telekom International Finance BV (Netherlands) 6.750% due 08/20/18	4,500,000	4,528,100
Embarq Corp 6.738% due 06/01/13	5,000,000	4,666,615
Qwest Capital Funding Inc 7.000% due 08/03/09	5,000,000	5,012,500
Telecom Italia Capital SA (Luxembourg) 6.999% due 06/04/18	3,300,000	2,996,544

		17,203,759

Utilities - 0.7%

American Electric Power Co Inc 5.250% due 06/01/15	2,700,000	2,529,592
Electricite de France SA (France) 6.500% due 01/26/19 ~	3,200,000	3,303,141
6.950% due 01/26/39 ~	3,200,000	3,186,808
Exelon Corp 4.900% due 06/15/15	6,000,000	5,101,800
FirstEnergy Corp 6.450% due 11/15/11	3,000,000	3,004,788
Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	513,158
NiSource Finance Corp 1.821% due 11/23/09 §	2,200,000	2,099,334
Ohio Power Co 1.605% due 04/05/10 §	2,000,000	1,953,960
Public Service Electric & Gas Co 5.300% due 05/01/18	4,800,000	4,848,713
Sempra Energy 6.150% due 06/15/18	2,000,000	1,884,817

		28,426,111

Total Corporate Bonds & Notes (Cost $1,019,384,234)		890,847,974

SENIOR LOAN NOTES - 0.4%

Consumer Discretionary - 0.0%

Ford Motor Co Term B 3.560% due 12/16/13 §	3,949,495	1,902,890

Financials - 0.3%

Chrysler Financial Co LLC 4.560% due 08/03/12 §	23,232,800	12,531,192

Materials - 0.1%

Georgia-Pacific Corp Term B 2.518% due 12/20/12 §	72,663	64,273
2.956% due 12/20/12 §	95,925	84,849
3.293% due 12/20/12 §	2,428,571	2,148,147

		2,297,269

Total Senior Loan Notes (Cost $28,571,992)		16,731,351

MORTGAGE-BACKED SECURITIES - 39.0%

Collateralized Mortgage Obligations - 14.1%

Adjustable Rate Mortgage Trust 5.142% due 09/25/35 " §	3,422,303	1,855,971
American Home Mortgage Assets 2.333% due 02/25/47 " §	7,899,915	2,391,727
American Home Mortgage Investment Trust 5.660% due 09/25/45 " §	4,218,327	2,267,490
Banc of America Commercial Mortgage Inc 5.414% due 09/10/47 "	2,500,000	1,835,390
5.658% due 06/10/49 " §	2,900,000	1,974,802
5.745% due 02/10/51 " §	2,900,000	2,068,582
5.889% due 07/10/44 " §	11,015,000	7,022,993
Banc of America Funding Corp 4.606% due 02/20/36 " §	6,940,718	4,594,171
6.106% due 01/20/47 " §	4,693,338	2,212,975
Banc of America Large Loan Inc 1.066% due 08/15/29 ~ " §	23,740,580	15,554,334
Banc of America Mortgage Securities Inc 6.500% due 09/25/33 "	905,643	883,218
BCAP LLC Trust 0.692% due 01/25/37 " §	4,864,173	1,864,246
Bear Stearns Adjustable Rate Mortgage Trust 2.472% due 03/25/35 " §	3,008,062	2,081,108
2.650% due 08/25/35 " §	2,735,625	1,915,360
2.940% due 03/25/35 " §	8,873,696	6,037,555
4.550% due 08/25/35 " §	3,875,316	2,713,743
4.625% due 10/25/35 " §	1,441,728	874,345
4.840% due 01/25/35 " §	26,950,754	15,422,475
4.971% due 01/25/35 " §	2,729,004	2,284,921
5.395% due 02/25/34 " §	4,619,689	3,114,824
Bear Stearns Alt-A Trust 5.491% due 09/25/35 " §	22,159,075	10,964,435
5.781% due 01/25/36 " §	6,558,762	2,412,726
Bear Stearns Commercial Mortgage Securities 6.440% due 06/16/30 "	41,549	41,451
Bear Stearns Structured Products Inc 5.653% due 01/26/36 " §	17,121,631	10,840,485
5.733% due 12/26/46 " §	9,892,216	5,701,778
CC Mortgage Funding Corp 0.652% due 05/25/48 ~ " §	359,573	130,367
Citigroup Mortgage Loan Trust Inc 0.544% due 01/25/37 ~ " § ж	2,036,244	1,771,938
4.050% due 08/25/35 " §	2,649,812	1,723,751
4.098% due 08/25/35 " §	521,194	380,396
4.223% due 12/25/35 " §	337,395	259,184
4.248% due 08/25/35 " §	2,555,493	1,637,989
4.688% due 08/25/35 " §	3,445,295	1,043,775
4.700% due 12/25/35 " §	9,078,044	6,815,792
6.008% due 09/25/37 " §	437,335	218,467
Countrywide Alternative Loan Trust 0.625% due 09/20/46 " §	465,739	456,467
0.725% due 02/20/47 " §	3,365,112	1,195,683
0.732% due 07/25/46 " §	2,935,489	1,051,066
0.802% due 12/25/35 " §	210,403	84,707

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
0.852% due 11/20/35 " §	$7,772,277	$3,130,676
2.633% due 12/25/35 " §	1,526,410	661,057
2.633% due 02/35/36 " §	855,438	305,609
6.000% due 01/25/37 "	2,656,687	1,452,170
Countrywide Home Loan Mortgage Pass-Through Trust
0.842% due 03/25/35 " §	208,693	89,737
0.862% due 06/25/35 ~ " §	1,559,927	920,055
3.780% due 11/19/33 " §	512,707	414,802
4.812% due 04/20/35 " §	14,358,178	10,558,989
Credit Suisse Mortgage Capital Certificates 5.723% due 06/15/39 " §	4,140,000	2,498,021
CS First Boston Mortgage Securities Corp 4.080% due 04/25/34 " §	11,762,374	10,072,734
4.938% due 12/15/40 "	1,169,356	1,165,169
Deutsche ALT-A Securities Inc Alternate Loan Trust 0.602% due 03/25/37 " §	798,604	764,351
0.612% due 08/25/37 " §	2,033,833	1,442,567
0.622% due 10/25/36 " §	886,079	735,918
Fannie Mae 0.582% due 12/25/36 - 07/25/37 " §	12,725,894	11,300,868
0.672% due 08/25/34 " §	874,572	823,011
0.722% due 10/27/37 " §	24,200,000	21,795,125
4.654% due 05/25/35 " §	6,331,080	6,508,052
5.000% due 07/25/19 "	733,304	737,455
Fannie Mae Whole Loan 0.872% due 05/25/42 " §	607,084	551,921
5.950% due 02/25/44 "	1,632,180	1,680,408
First Horizon Alternative Mortgage Securities 4.646% due 06/25/34 " §	1,919,522	1,124,117
5.309% due 09/25/34 " §	1,116,460	684,375
First Horizon Asset Securities Inc 4.377% due 07/25/33 " §	669,604	520,361
5.362% due 08/25/35 " §	3,561,272	2,531,929
Freddie Mac 0.706% due 07/15/19 - 10/15/20 " §	56,274,197	54,547,535
0.786% due 02/15/19 " §	59,760,339	57,856,572
0.906% due 12/15/30 " §	880,934	871,215
4.000% due 03/15/23 - 10/15/23 "	560,649	561,418
4.500% due 02/15/17 - 05/15/17 "	3,393,228	3,467,297
5.000% due 02/15/20 - 05/15/27 "	17,778,149	18,280,838
5.500% due 05/15/16 - 03/15/17 "	15,450,646	15,750,551
Freddie Mac Structured Pass-Through Securities 3.022% due 10/25/44 " §	21,091,698	20,548,342
3.023% due 02/25/45 " §	6,179,518	5,311,423
GE Capital Commercial Mortgage Corp 4.229% due 12/10/37 "	8,328,686	8,232,321
GMAC Commercial Mortgage Securities Inc 5.238% due 11/10/45 " §	10,000,000	7,992,494
Greenpoint Mortgage Funding Trust 0.602% due 10/25/46 " §	1,174,464	941,132
0.742% due 06/25/45 " §	2,338,986	997,927
0.792% due 11/25/45 " §	1,234,205	564,924
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 "	11,815,000	8,547,231
GS Mortgage Securities Corp II 0.608% due 03/06/20 ~ " §	5,268,608	3,690,311
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~ "	854,923	707,008
GSR Mortgage Loan Trust 4.541% due 09/25/35 " §	4,722,145	3,499,248
5.178% due 01/25/36 " §	8,135,053	4,458,568
Harborview Mortgage Loan Trust 0.646% due 01/19/38 " §	463,749	417,825
0.686% due 04/19/38 " §	2,302,182	798,957
0.756% due 09/19/46 " §	4,364,859	1,655,846
0.776% due 05/19/35 " §	534,875	197,290
0.796% due 03/19/36 " §	7,321,311	2,678,351
4.866% due 04/19/34 " §	11,966,477	9,386,621
Impac CMB Trust 1.522% due 07/25/33 " §	602,401	437,944
Impac Secured Assets CMN Owner Trust 0.602% due 01/25/37 " §	380,606	260,162
Imperial Savings Association 6.503% due 02/25/18 " §	3,499	3,463
IndyMac Index Mortgage Loan Trust 0.612% due 11/25/46 " §	1,374,247	1,266,835
0.732% due 05/25/46 " §	2,122,914	759,529
0.762% due 07/25/35 " §	859,960	354,336
5.013% due 12/25/34 " §	2,368,874	1,642,350
JPMorgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 "	1,590,000	1,064,918
5.429% due 12/12/43 "	1,650,000	1,139,067
5.794% due 02/12/51 " §	4,000,000	2,656,880
JPMorgan Mortgage Trust 5.018% due 02/25/35 " §	12,298,757	9,773,028
Lehman XS Trust 0.602% due 07/25/46 " §	12,964	12,836
MASTR Adjustable Rate Mortgages Trust 3.788% due 11/21/34 " §	6,256,198	4,631,320
4.894% due 12/25/33 " §	5,630,250	4,270,487
Mellon Residential Funding Corp 0.906% due 11/15/31 " §	2,175,581	1,674,908
0.996% due 12/15/30 " §	1,385,501	1,117,855
Merrill Lynch Mortgage Investors Inc 0.732% due 02/25/36 " §	8,707,585	4,831,594
4.876% due 02/25/34 " §	7,546,690	6,022,519
5.366% due 02/25/33 " §	3,593,485	3,129,590
MLCC Mortgage Investors Inc 0.772% due 11/25/35 " §	4,058,412	2,592,829
1.522% due 10/25/35 " §	2,364,387	1,593,128
3.006% due 10/25/35 " §	17,490,974	11,723,189
Morgan Stanley Capital I 0.617% due 10/15/20 ~ " §	6,309,638	4,655,948
Provident Funding Mortgage Loan Trust 4.240% due 08/25/33 " §	4,416,563	3,373,167
Residential Accredit Loans Inc 0.822% due 08/25/35 " §	862,677	376,719
Residential Asset Securitization Trust 6.500% due 08/25/36 "	1,900,000	737,523
Residential Funding Mortgage Securities I Inc 5.201% due 09/25/35 " §	3,132,173	2,024,130
Ryland Mortgage Securities Corp 5.147% due 10/01/27 " §	58,994	48,043
Securitized Asset Sales Inc 5.315% due 11/26/23 " §	23,214	20,544
Sequoia Mortgage Trust 0.906% due 10/19/26 " §	1,155,296	926,523
Structured Adjustable Rate Mortgage Loan Trust 2.839% due 01/25/35 " §	789,059	304,928
4.931% due 02/25/34 " §	1,622,520	1,107,371
5.528% due 08/25/35 " §	1,811,624	954,146
Structured Asset Mortgage Investments Inc 0.592% due 08/25/36 " §	672,966	638,443
0.622% due 09/25/47 " §	1,745,853	1,616,402
0.652% due 03/25/37 " §	253,610	92,420
0.712% due 06/25/36 " §	590,470	213,410
0.742% due 05/25/36 " §	1,616,362	569,568
0.802% due 02/25/36 " §	1,911,519	733,902

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
0.806% due 07/19/35 " §	$10,292,970	$6,562,509
0.886% due 10/19/34 " §	727,157	386,642
Structured Asset Securities Corp 0.572% due 05/25/36 " §	75,628	69,447
4.863% due 10/25/35 ~ " §	986,297	584,159
4.816% due 01/25/32 " §	24,596	20,745
TBW Mortgage-Backed Pass-Through Certificates 0.622% due 09/25/36 " §	55,902	55,335
0.632% due 01/25/37 " §	1,334,838	1,197,060
Thornburg Mortgage Securities Trust 0.632% due 11/25/46 " §	1,461,995	1,255,775
0.642% due 09/25/46 " §	4,840,747	4,164,936
Wachovia Bank Commercial Mortgage Trust 0.636% due 06/15/20 ~ " §	15,284,774	10,559,123
0.646% due 09/15/21 ~ " §	11,668,793	8,049,276
Washington Mutual Mortgage Pass-Through Certificates
0.782% due 11/25/45 " §	1,218,335	496,135
0.812% due 10/25/45 " §	7,576,913	3,127,080
1.062% due 12/25/27 " §	615,762	435,329
2.633% due 02/25/46 " §	1,163,210	434,141
2.633% due 08/25/46 " §	22,658,925	7,410,515
2.833% due 11/25/42 " §	182,649	111,143
3.133% due 07/25/46 " §	3,988,619	2,038,299
3.133% due 11/25/46 " §	770,470	510,592
3.705% due 02/27/34 " §	1,445,420	1,155,261
4.499% due 06/25/33 " §	2,142,805	1,688,328
Wells Fargo Mortgage Backed Securities Trust 3.734% due 09/25/34 " §	1,217,693	1,003,430
4.517% due 11/25/33 " §	2,351,964	2,277,068
4.726% due 07/25/34 " §	998,232	914,646
4.985% due 12/25/34 " §	2,866,286	2,006,213
5.593% due 07/25/36 " §	8,127,471	4,289,991

		580,286,541

Fannie Mae - 22.2%

3.022% due 03/01/44 - 10/01/44 " §	12,552,960	12,426,177
4.007% due 08/01/17 " §	473,480	471,678
4.347% due 11/01/34 " §	9,719,594	9,839,031
4.405% due 07/01/26 " §	29,784	29,697
4.464% due 03/01/18 " §	340,602	343,573
4.579% due 01/01/25 " §	76,332	76,234
4.647% due 01/01/35 " §	1,363,113	1,392,339
4.680% due 11/01/35 " §	822,642	831,665
4.705% due 05/01/35 " §	186,170	190,778
4.904% due 04/01/35 " §	1,391,832	1,431,341
4.972% due 08/01/24 " §	37,939	37,931
5.000% due 03/01/24 " §	10,706	10,704
5.062% due 12/01/22 " §	35,570	35,992
5.170% due 10/01/35 " §	1,201,666	1,226,742
5.225% due 09/01/35 " §	1,001,700	1,031,696
5.347% due 11/01/35 " §	1,720,049	1,780,018
5.398% due 01/01/36 " §	1,695,522	1,722,297
5.500% due 06/01/38 ‡ "	3,188,146	3,313,929
5.500% due 04/13/39 "	346,200,000	359,344,868
5.536% due 03/01/36 " §	1,087,433	1,130,035
6.000% due 08/01/17 - 05/12/39 "	490,061,169	511,587,307

		908,254,032

Freddie Mac - 1.3%

4.053% due 01/01/34 " §	885,435	901,976
5.095% due 10/01/35 " §	735,335	755,992
5.500% due 08/01/36 " §	1,919,992	1,979,459
5.500% due 04/13/39 "	22,200,000	23,035,963
5.721% due 03/01/36 " §	982,223	1,021,960
6.000% due 06/01/36 - 07/01/38 "	2,281,799	2,389,926
6.673% due 09/01/36 " §	9,812,869	10,183,419
6.713% due 07/01/36 " §	11,229,316	11,636,939

		51,905,634

Government National Mortgage Association - 1.4%

4.125% due 10/20/24 - 12/20/26 " §	81,389	81,942
4.625% due 09/20/22 - 07/20/25 " §	179,423	180,693
5.375% due 05/20/23 - 01/20/27 " §	145,559	148,806
6.000% due 06/15/29 - 04/20/39 " ‡	55,345,030	57,837,412

		58,248,853

Total Mortgage-Backed Securities (Cost $1,780,537,843)		1,598,695,060

ASSET-BACKED SECURITIES - 6.0%

ACE Securities Corp 0.572% due 07/25/36 " §	131,400	128,544
0.572% due 12/25/36 " §	500,741	439,973
American Express Credit Account Master Trust 1.506% due 08/15/12 " §	34,900,000	34,237,214
Amortizing Residential Collateral Trust 0.812% due 07/25/32 " §	125,612	47,466
Argent Securities Inc 0.572% due 10/25/36 " §	336,448	323,511
Asset-Backed Funding Certificates 0.582% due 11/25/36 " §	109,392	100,903
0.582% due 01/25/37 " §	509,910	433,844
0.872% due 06/25/34 " §	2,438,546	1,217,515
Asset-Backed Securities Corp Home Equity 0.572% due 11/25/36 " §	21,704	21,346
0.602% due 05/25/37 " §	874,184	628,137
Bank of America Credit Card Trust 1.756% due 12/16/13 " §	34,200,000	32,186,400
Bear Stearns Asset-Backed Securities Trust 0.572% due 11/25/36 " §	122,963	102,770
0.632% due 11/25/36 " §	1,692,346	1,223,732
0.852% due 01/25/36 " §	105,243	93,029
1.182% due 10/25/32 " §	121,953	70,134
1.522% due 10/25/37 " §	3,384,091	2,186,674
Chase Credit Card Master Trust 0.726% due 09/15/11 " §	19,500,000	19,455,840
Citigroup Mortgage Loan Trust Inc 0.562% due 12/25/36 " §	1,163,853	1,009,924
0.582% due 01/25/37 " §	36,534	35,615
0.602% due 01/25/37 " §	2,618,941	2,073,221
Countrywide Asset-Backed Certificates 0.572% due 03/25/37 " §	1,195,212	1,127,910
0.572% due 05/25/37 " §	2,381,957	2,156,653
0.572% due 07/25/37 " §	2,170,493	1,852,454
0.572% due 05/25/47 " §	542,144	491,954
0.602% due 10/25/47 " §	937,620	829,222
0.622% due 08/25/37 " §	11,800,000	7,436,890
0.622% due 09/25/47 " §	4,078,042	3,482,227
0.632% due 10/25/46 " §	1,738,596	1,563,817
0.712% due 06/25/36 " §	1,504,453	1,080,403
Credit-Based Asset Servicing & Securitization LLC 0.592% due 01/25/37 " §	629,036	402,087
0.612% due 12/25/37 ~ " §	798,017	747,136
Equity One Asset-Backed Securities Inc 0.822% due 04/25/34 " §	516,151	157,315

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 09/25/36 “ §	$713,104	$670,375
0.572% due 11/25/36 “ §	2,268,578	2,022,297
0.572% due 12/25/36 “ §	67,386	65,808
0.892% due 12/25/34 “ §	78,997	48,670
Ford Credit Auto Owner Trust 1.456% due 01/15/11 “ §	32,821,598	32,519,442
1.976% due 06/15/12 “ §	7,300,000	6,825,425
4.360% due 06/15/10 “	693,861	694,634
Freddie Mac Structured Pass-Through Securities 0.782% due 08/25/31 “ §	355,821	286,043
Fremont Home Loan Trust 0.572% due 10/25/36 “ §	148,043	134,395
GSAMP Trust 0.592% due 10/25/36 “ §	28,769	23,254
0.812% due 03/25/34 “ §	238,226	233,283
HFC Home Equity Loan Asset-Backed Certificates 0.855% due 01/20/35 “ §	609,280	411,353
Home Equity Asset Trust 0.582% due 05/25/37 “ §	1,241,571	986,525
HSI Asset Securitization Corp Trust 0.572% due 10/25/36 “ §	256,579	159,940
0.572% due 12/25/36 “ §	2,009,118	1,166,049
IndyMac Residential Asset-Backed Trust 0.572% due 11/25/36 “ §	85,070	83,075
JPMorgan Mortgage Acquisition Corp 0.542% due 11/25/36 “ §	156,777	143,931
0.562% due 08/25/36 “ §	48,356	47,579
0.572% due 07/25/36 “ §	398,360	367,993
0.572% due 08/25/36 “ §	558,644	503,240
0.582% due 01/25/32 “ §	329,774	251,806
Lehman XS Trust 0.592% due 05/25/46 “ §	140,193	136,798
0.602% due 11/25/46 “ §	1,450,844	1,357,014
Long Beach Mortgage Loan Trust 0.562% due 11/25/36 “ §	101,104	93,029
0.702% due 08/25/35 “ §	88,153	83,072
MBNA Credit Card Master Note Trust 0.656% due 12/15/11 “ §	400,000	397,243
Merrill Lynch First Franklin Mortgage Loan Trust 0.582% due 07/25/37 “ §	1,027,357	904,054
Merrill Lynch Mortgage Investors Inc 0.572% due 05/25/37 “ §	445,220	430,943
0.592% due 08/25/36 “ §	1,060,108	999,219
0.592% due 07/25/37 “ §	523,466	474,317
Morgan Stanley Asset-Backed Securities Capital I 0.562% due 10/25/36 “ §	586,438	536,119
0.562% due 01/25/37 “ §	1,297,471	1,129,399
0.572% due 09/25/36 “ §	417,781	396,039
0.572% due 10/25/36 “ §	299,467	261,753
0.572% due 11/25/36 “ §	1,217,163	1,131,467
Morgan Stanley IXIS Real Estate Capital Trust 0.572% due 11/25/36 “ §	94,370	86,166
Nationstar Home Equity Loan Trust 0.582% due 06/25/37 “ §	364,179	301,867
0.642% due 04/25/37 “ §	5,389,948	4,818,819
New Century Home Equity Loan Trust 0.702% due 05/25/36 “ §	1,734,764	1,214,454
Nomura Asset Acceptance Corp 0.662% due 01/25/36 ~ “ §	144,198	121,844
Option One Mortgage Loan Trust 0.562% due 02/25/37 “ §	28,477	27,763
Park Place Securities Inc 0.782% due 09/25/35 “ §	107,892	69,323
Popular ABS Mortgage Pass-Through Trust 0.612% due 06/25/47 “ §	5,216,759	3,959,287
Renaissance Home Equity Loan Trust 0.902% due 12/25/32 “ §	217,275	123,119
Residential Asset Mortgage Products Inc 0.592% due 02/25/37 “ §	830,316	716,949
Residential Asset Securities Corp 0.582% due 01/25/37 “ §	710,662	605,878
0.592% due 11/25/36 “ §	955,176	919,521
Securitized Asset-Backed Receivables LLC Trust 0.562% due 01/25/37 “ §	1,086,170	960,407
0.572% due 09/25/36 “ §	144,085	126,291
0.652% due 05/25/37 “ §	4,343,313	2,727,513
SLC Student Loan Trust 1.214% due 02/15/15 “ §	3,513,479	3,502,277
SLM Student Loan Trust 1.139% due 04/25/14 “ §	942,352	938,702
1.149% due 10/25/18 “ §	2,155,774	2,131,628
1.159% due 04/25/17 “ §	4,509,112	4,492,747
1.199% due 04/25/19 “ §	22,600,000	20,024,798
Small Business Administration Participation Certificates
4.880% due 11/01/24 “	10,624,622	11,276,829
5.290% due 12/01/27 “	6,918,699	7,467,605
Soundview Home Equity Loan Trust 0.582% due 11/25/36 ~ “ §	497,569	406,065
0.602% due 06/25/37 “ §	1,854,652	1,396,910
0.622% due 10/25/36 “ §	10,036	9,922
Specialty Underwriting & Residential Finance 0.567% due 11/25/37 “ §	54,820	52,596
0.582% due 01/25/38 “ §	240,398	202,269
Structured Asset Investment Loan Trust 0.572% due 07/25/36 “ §	95,175	83,431
Structured Asset Securities Corp 0.572% due 10/25/36 “ §	1,058,196	926,704
0.632% due 04/25/36 “ §	2,068,566	2,009,304
4.900% due 04/25/35 “ §	2,922,187	1,557,387
Truman Capital Mortgage Loan Trust 0.862% due 01/25/34 ~ “ §	63,218	62,369
USAA Auto Owner Trust 4.160% due 04/16/12 “	800,000	806,382
Wells Fargo Home Equity Trust 0.752% due 10/25/35 ~ “ §	310,732	277,905

Total Asset-Backed Securities (Cost $271,659,631)		247,724,474

U.S. GOVERNMENT AGENCY ISSUES - 0.3%

Freddie Mac 5.000% due 12/14/18	6,500,000	6,288,165
Small Business Administration 4.504% due 02/01/14	4,282,300	4,285,023

Total U.S. Government Agency Issues (Cost $10,067,894)		10,573,188

U.S. TREASURY OBLIGATIONS - 103.6%

U.S. Treasury Bonds - 0.5%

3.500% due 02/15/39	19,200,000	19,032,048

U.S. Treasury Inflation Protected Securities - 103.1%

1.375% due 07/15/18 ^	391,604	389,646
1.625% due 01/15/15 ^	250,312,368	253,441,273
1.625% due 01/15/18 ^	2,519,300	2,556,302
1.750% due 01/15/28 ^	63,629,380	60,994,249

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
1.875% due 07/15/13 ^	$79,533,540	$81,525,368
1.875% due 07/15/15 ^	365,657,784	376,055,994
2.000% due 01/15/14 ^	227,729,885	232,301,543
2.000% due 07/15/14 ^	264,539,276	273,798,151
2.000% due 01/15/16 ^	287,294,566	297,259,953
2.000% due 01/15/26 ^	265,154,324	259,829,901
2.375% due 04/15/11 ^	93,006,648	95,207,951
2.375% due 01/15/17 ^	163,151,572	173,756,425
2.375% due 01/15/25 ^	260,298,402	267,715,772
2.375% due 01/15/27 ^	222,905,310	232,271,719
2.500% due 07/15/16 ^	207,819,556	223,016,361
2.625% due 07/15/17 ^	31,169,466	33,964,977
3.000% due 07/15/12 ^	393,328,354	419,744,238
3.500% due 01/15/11 ^	369,958,880	384,508,535
3.625% due 04/15/28 ^	163,828,643	202,059,431
3.875% due 04/15/29 ^	277,524,670	356,665,462

		4,227,063,251

Total U.S. Treasury Obligations (Cost $3,996,974,044)		4,246,095,299

FOREIGN GOVERNMENT BONDS & NOTES - 3.5%

Export-Import Bank of Korea (South Korea) 1.351% due 06/01/09 §	4,800,000	4,792,982
1.645% due 10/04/11 ~ §	4,400,000	4,412,520
Japanese Government CPI Linked Bond (Japan) 0.800% due 12/10/15 ^	JPY 2,882,880,000	25,221,072
1.100% due 12/10/16 ^	3,891,640,000	34,028,035
1.200% due 06/10/17 ^	4,680,930,000	40,547,158
1.200% due 12/10/17 ^	2,409,600,000	20,799,849
1.400% due 06/10/18 ^	1,348,650,000	11,761,806

Total Foreign Government Bonds & Notes (Cost $141,561,904)		141,563,422

MUNICIPAL BONDS - 1.3%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.750% due 06/01/34	650,000	374,978
5.875% due 06/01/47	600,000	329,634
6.000% due 06/01/42	3,600,000	2,080,944
California County Tobacco Securitization Agency 5.625% due 06/01/23	505,000	430,583
City of Chicago IL ‘A’ 4.750% due 01/01/30 ♦	900,000	841,892
4.750% due 01/01/36 ♦	600,000	540,054
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	300,000	154,503
5.750% due 06/01/47	200,000	114,224
Indiana University 5.000% due 06/01/38	4,700,000	4,586,918
Los Angeles Department of Water & Power CA ‘A’ 5.000% due 07/01/37	5,100,000	4,876,773
Los Angeles Department of Water & Power CA ‘A2’ 5.000% due 07/01/44	8,600,000	7,995,936
New York City Municipal Water Finance Authority ‘A’ 5.000% due 06/15/38	3,300,000	3,196,347
New York City Municipal Water Finance Authority ‘D’ 4.750% due 06/15/38 ♦	1,000,000	899,076
State of Washington ‘D’ 5.000% due 01/01/33	3,200,000	3,160,320
Texas State Transportation Commission Mobility Fund 4.750% due 04/01/37	14,500,000	13,914,780
Tobacco Settlement Authority IA ‘B’ 5.300% due 06/01/25	640,000	690,342
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	4,535,000	2,448,446
University of Arkansas ‘A’ 5.000% due 11/01/37	1,900,000	1,811,118
University of California ‘D’ 5.000% due 05/15/41	3,200,000	3,057,184
University of California ‘L’ 5.000% due 05/15/36	1,900,000	1,792,327

Total Municipal Bonds (Cost $60,939,414)		53,296,379

PURCHASED OPTIONS - 0.0% (See Note (g) to Notes to Schedule of Investments) (Cost $366,447)		1,127,243

SHORT-TERM INVESTMENTS - 6.0%

Certificates of Deposit - 2.0%

Nordea Bank Finland PLC NY (Finland) 0.521% due 04/09/09 §	17,900,000	17,899,839
UniCredito Italiano NY 1.156% due 05/15/09 §	49,000,000	48,992,552
1.156% due 05/18/09 §	15,000,000	14,998,500

		81,890,891

U.S. Treasury Bills - 1.5%

0.029% due 04/30/09 ‡	760,000	759,941
0.095% due 04/23/09 ‡	30,050,000	30,048,001
0.121% due 04/16/09 ‡	6,520,000	6,519,739
0.132% due 04/09/09 ‡	4,165,000	4,164,946
0.171% due 04/02/09 ‡	2,430,000	2,429,988
0.172% due 05/07/09 ‡	9,250,000	9,248,705
0.178% due 05/14/09 ‡	2,390,000	2,389,515
0.196% due 05/21/09	430,000	429,907
0.197% due 06/04/09 ‡	6,610,000	6,607,885
0.226% due 06/11/09 ‡	1,010,000	1,009,631

		63,608,258

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 2.5%

JPMorgan Securities Inc 0.160% due 04/01/09 (Dated 03/31/09, repurchase price of $79,800,355; collateralized by U.S. Treasury Notes: 2.500% due 03/31/13 and market value $81,009,415)	$79,800,000	$79,800,000
State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $22,435,062; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $22,883,975)	22,435,000	22,435,000

		102,235,000

Total Short-Term Investments (Cost $247,744,490)		247,734,149

TOTAL INVESTMENTS - 181.9% (Cost $7,566,007,893)		7,458,043,807

TOTAL SECURITIES SOLD SHORT — (1.0%) (See Note (d) to Notes to Schedule of Investments) (Proceeds $41,801,313)		(42,248,416)

OTHER ASSETS & LIABILITIES, NET — (80.9%)		(3,316,614,714)

NET ASSETS - 100.0%		$4,099,180,677

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $2,669,612 or less than 0.1% of the net assets were in default as of March 31, 2009.
(c) 0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(d) Securities sold short outstanding as of March 31, 2009:

	Principal
Description	Amount	Value
Fannie Mae 5.000% due 04/13/39	$200,000	$206,406
6.000% due 04/16/24	8,100,000	8,478,424
Freddie Mac 4.500% due 04/16/24	200,000	205,812
5.000% due 04/13/39	300,000	309,422
6.000% due 04/13/39	28,300,000	29,586,773
Government National Mortgage Association 5.500% due 04/20/39	100,000	104,078
6.500% due 04/20/39	3,200,000	3,357,501

Total Securities sold short (Proceeds $41,801,313)		$42,248,416

(e) Forward foreign currency contracts outstanding as of March 31, 2009 were as follows:

Contracts		Principal Amount		Unrealized
to Buy		Covered by		Appreciation
or to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	AUD	9,522,729	04/09	($555,663)
Buy	AUD	10,261,000	05/09	(70,238)
Buy	BRL	35,548,584	06/09	239,076
Sell	BRL	33,061,600	06/09	(431,180)
Buy	CAD	130,000	04/09	(1,557)
Sell	CHF	4,140,000	06/09	(116,104)
Buy	CNY	31,645,150	05/09	59,750
Buy	CNY	77,267,000	07/09	(641,010)
Buy	CNY	15,443,680	09/09	24,914
Buy	CNY	117,758,850	09/09	(179,916)
Sell	CNY	14,179,601	09/09	(50,248)
Buy	EUR	472,000	04/09	7,854
Buy	EUR	9,572,320	04/09	(128,757)
Sell	EUR	22,858,472	04/09	(1,503,036)
Buy	GBP	257,000	04/09	3,824
Buy	GBP	5,218,000	04/09	(157,484)
Sell	GBP	14,958,000	04/09	195,741
Sell	GBP	514,000	04/09	(2,511)
Sell	JPY	6,599,969,000	05/09	1,137,809
Sell	JPY	6,599,968,000	06/09	1,049,881
Buy	MXN	230,398,000	05/09	236,522
Buy	MXN	11,185,501	05/09	(197,065)
Sell	MXN	240,778,844	05/09	246,498
Sell	MXN	804,657	05/09	(743)
Buy	MXN	804,657	11/09	730
Buy	MXN	456,935	11/09	(129)
Sell	MYR	375,974	08/09	3,377
Buy	PLN	48,777,371	05/09	(7,596,077)
Sell	PLN	48,777,371	05/09	1,941,302
Buy	RUB	100,336,497	05/09	(1,130,993)
Sell	RUB	100,336,497	05/09	74,676
Buy	SGD	22,335,877	04/09	(539,260)
Sell	SGD	22,335,877	04/09	279,209
Buy	SGD	3,211,008	07/09	(110,782)
Sell	SGD	3,211,008	07/09	42,788

				($7,868,802)

(f) The amount of $10,519,000 in cash and securities with a total aggregate market value of $5,401,143 was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
3-Month Euribor (12/09)	16	EUR 16,000,000	$100,293
3-Month Euribor (03/10)	180	180,000,000	20,865
3-Month Euribor (06/10)	180	180,000,000	23,874
3-Month Euribor (09/10)	180	180,000,000	26,864
Eurodollar (06/09)	2,172	$2,172,000,000	12,720,439
Eurodollar (09/09)	2,060	2,060,000,000	13,072,715
Eurodollar (12/09)	1,145	1,145,000,000	7,085,800
Eurodollar (03/10)	1,882	1,882,000,000	9,288,245
Eurodollar (06/10)	74	74,000,000	199,339
Eurodollar (09/10)	288	288,000,000	685,980
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	777	GBP 388,500,000	7,054,153
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	444	222,000,000	55,121

			$50,333,688

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

(g) Purchased options outstanding as of March 31, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration		Notional
Description	USD-LIBOR	Rate	Date	Counterparty	Amount	Cost	Value

Call - OTC 2-Year Interest Rate Swap	Pay	3.450%	08/03/09	BRC	$2,300,000	$25,070	$86,246
Call - OTC 2-Year Interest Rate Swap	Pay	3.450%	08/03/09	RBS	15,900,000	172,680	596,218
Call - OTC 2-Year Interest Rate Swap ж	Pay	3.850%	08/03/09	RBS	9,800,000	103,635	444,224

						$301,385	$1,126,688

Options on Securities

		Expiration		Notional
Description	Strike Price	Date	Counterparty	Amount	Cost	Value

Put - OTC Fannie Mae 5.000% due 06/16/39 ж	$82.50	06/04/09	CSF	$35,300,000	$4,137	$35
Put - OTC Fannie Mae 5.500% due 06/16/39 ж	85.50	06/04/09	CSF	15,500,000	1,816	16
Put - OTC Fannie Mae 6.000% due 06/10/39 ж	86.31	06/04/09	DUB	140,000,000	16,406	140
Put - OTC Fannie Mae 5.500% due 06/16/39 ж	87.00	06/04/09	CSF	44,000,000	5,156	44
Put - OTC Fannie Mae 6.000% due 06/16/39 ж	92.50	06/04/09	CSF	320,400,000	37,547	320

					$65,062	$555

Total Purchased Options					$366,447	$1,127,243

(h) Transactions in written options for the year ended March 31, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, December 31, 2008	277	236,880,000	$5,443,815
Call Options Written	641	61,000,000	312,495
Put Options Written	1,045	262,000,000	1,427,418
Put Options Repurchased	(530)	(1,880,000)	(145,389)

Outstanding, March 31, 2009	1,433	558,000,000	$7,038,339

(i) Premiums received and value of written options outstanding as of March 31, 2009:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration		Notional
Description	USD-LIBOR	Rate	Date	Counterparty	Amount	Premium	Value

Call - OTC 7-Yr Interest Rate Swap	Receive	1.800%	04/27/09	BNP	$12,300,000	$75,030	$185
Call - OTC 7-Yr Interest Rate Swap	Receive	1.800%	04/27/09	BRC	16,200,000	32,400	243
Call - OTC 7-Yr Interest Rate Swap	Receive	1.800%	04/27/09	DUB	28,400,000	48,280	426
Call - OTC 7-Yr Interest Rate Swap	Receive	1.800%	04/27/09	MER	4,100,000	4,510	62
Put - OTC 7-Yr Interest Rate Swap	Pay	3.500%	04/27/09	BNP	12,300,000	20,603	258
Put - OTC 7-Yr Interest Rate Swap	Pay	3.500%	04/27/09	BRC	16,200,000	84,240	340
Put - OTC 7-Yr Interest Rate Swap	Pay	3.500%	04/27/09	DUB	28,400,000	144,840	596
Put - OTC 7-Yr Interest Rate Swap	Pay	3.500%	04/27/09	MER	4,100,000	32,390	86
Call - OTC 7-Yr Interest Rate Swap	Receive	3.500%	05/06/09	MER	39,600,000	831,600	2,285,514
Call - OTC 7-Yr Interest Rate Swap	Receive	3.500%	05/06/09	RBS	23,100,000	580,965	1,333,217
Put - OTC 5-Yr Interest Rate Swap	Pay	2.750%	05/22/09	BRC	8,800,000	67,320	11,466
Put - OTC 5-Yr Interest Rate Swap	Pay	2.750%	05/22/09	DUB	22,900,000	155,254	29,839
Put - OTC 5-Yr Interest Rate Swap	Pay	2.750%	05/22/09	MER	10,100,000	95,950	13,160
Put - OTC 5-Yr Interest Rate Swap	Pay	2.750%	05/22/09	RBS	20,900,000	148,390	27,233
Put - OTC 7-Yr Interest Rate Swap	Pay	3.100%	05/22/09	BRC	61,000,000	254,167	128,710
Put - OTC 2-Yr Interest Rate Swap	Pay	2.000%	07/27/09	BNP	12,200,000	49,410	11,627
Put - OTC 2-Yr Interest Rate Swap	Pay	2.000%	07/27/09	BRC	64,200,000	266,430	61,183
Put - OTC 2-Yr Interest Rate Swap	Pay	2.000%	07/27/09	CIT	63,600,000	257,580	60,611
Call - OTC 5-Yr Interest Rate Swap	Receive	4.150%	08/03/09	BRC	1,000,000	25,100	84,368
Call - OTC 7-Yr Interest Rate Swap	Receive	4.400%	08/03/09	RBS	5,300,000	173,778	582,894
Call - OTC 7-Yr Interest Rate Swap	Receive	4.550%	08/03/09	RBS	3,300,000	101,039	394,502
Call - OTC 7-Yr Interest Rate Swap	Receive	5.365%	09/20/10	GSC	25,000,000	803,750	3,593,875
Put - OTC 7-Yr Interest Rate Swap	Pay	5.365%	09/20/10	GSC	25,000,000	803,750	64,900
Call - OTC 7-Yr Interest Rate Swap	Receive	5.365%	09/20/10	RBS	25,000,000	786,125	3,593,875
Put - OTC 7-Yr Interest Rate Swap	Pay	5.365%	09/20/10	RBS	25,000,000	786,125	64,900

						$6,629,026	$12,344,070

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value

Put - CME Eurodollar Futures (09/09)	$98.50	09/14/09	CIT	151	$47,092	$33,031
Put - CBOT 10-Year U.S. Treasury Note Futures (06/09)	119.00	05/22/09	CIT	611	199,708	133,656
Put - CBOT 10-Year U.S. Treasury Note Futures (06/09)	119.00	05/22/09	CSF	30	10,237	6,562
Call - CBOT 10-Year U.S. Treasury Note Futures (06/09)	128.00	05/22/09	CIT	611	145,507	143,203
Call - CBOT 10-Year U.S. Treasury Note Futures (06/09)	128.00	05/22/09	CSF	30	6,769	7,031

					$409,313	$323,483

Total Written Options					$7,038,339	$12,667,553

(j) The amount of $4,000,000 in cash and securities with an aggregate market value of $38,495,395 was pledged as collateral for swap contracts as of March 31, 2009.
(k) Swap agreements outstanding as of March 31, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

FirstEnergy Corp 6.450% due 11/15/11	(0.500%)	12/20/11	RBS	1.180%	$3,000,000	$53,348	$—	$53,348
RR Donnelly & Sons 5.625% due 01/15/12	(4.030%)	03/20/12	CIT	7.217%	6,000,000	466,868	—	466,868
Falconbridge Ltd 7.350% due 06/05/12	(0.910%)	06/20/12	BOA	6.006%	3,700,000	505,770	—	505,770
UST Inc 6.625% due 07/15/12	(0.340%)	09/20/12	BOA	0.395%	8,900,000	15,627	—	15,627
AutoZone Inc 5.875% due 10/15/12	(0.620%)	12/20/12	BOA	1.100%	2,000,000	33,508	—	33,508
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%)	03/20/13	BOA	7.265%	3,000,000	449,161	—	449,161
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%)	03/20/13	BOA	6.848%	2,000,000	272,919	—	272,919
Rexam PLC 6.750% due 06/01/13	(1.450%)	06/20/13	BRC	4.048%	4,200,000	389,243	—	389,243
Embarq Corp 7.082% due 06/01/16	(2.140%)	06/20/13	MSC	1.125%	5,000,000	(205,199)	—	(205,199)
H.J. Heinz Co 5.350% due 07/15/13	(0.580%)	09/20/13	CIT	0.725%	5,000,000	29,875	—	29,875
Alcoa Inc 6.000% due 07/15/13	(1.200%)	09/20/13	BRC	8.028%	3,000,000	661,053	—	661,053
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%)	12/20/13	BOA	0.550%	6,200,000	23,941	—	23,941
Tyco International Group SA 6.000% due 11/15/13	(0.750%)	12/20/13	BOA	2.412%	2,000,000	138,115	—	138,115
International Lease Finance Corp 6.625% due 11/15/13	(1.600%)	12/20/13	DUB	19.688%	3,200,000	1,258,109	—	1,258,109
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	BOA	3.518%	3,800,000	(25,575)	—	(25,575)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	CIT	3.518%	4,100,000	(27,594)	—	(27,594)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	MER	3.518%	1,100,000	(7,403)	—	(7,403)
Autozone Inc 6.500% due 01/15/14	(1.070%)	03/20/14	BOA	1.100%	5,000,000	5,231	—	5,231
Liberty Mutual Group 5.750% due 03/15/14	(1.390%)	03/20/14	BOA	6.354%	3,600,000	657,213	—	657,213
UBS AG 2.550% due 04/18/12	(2.400%)	03/20/14	BRC	2.290%	EUR 7,500,000	(56,106)	—	(56,106)
Spectra Energy Corp 5.668% due 08/15/14	(0.830%)	09/20/14	BOA	1.000%	$5,200,000	43,326	—	43,326
The Black & Decker Corp 4.750% due 11/01/14	(1.180%)	12/20/14	BRC	2.074%	3,000,000	132,429	—	132,429
American Electric Power Co Inc 5.250% due 06/01/15	(0.470%)	06/20/15	MSC	0.745%	2,700,000	41,929	—	41,929
Exelon Corp 4.900% due 06/15/15	(0.960%)	06/20/15	CIT	3.009%	6,000,000	624,620	—	624,620
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%)	09/20/15	DUB	0.890%	3,000,000	50,592	—	50,592
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%)	09/20/15	BOA	0.890%	3,000,000	9,784	—	9,784
Simon Property Group LP 5.750% due 12/01/15	(1.010%)	12/20/15	RBS	6.071%	2,700,000	625,031	—	625,031
ProLogis REIT 5.625% due 11/15/15	(1.480%)	12/20/15	BOA	16.656%	8,000,000	3,224,757	—	3,224,757
The Home Depot Inc 5.400% due 03/01/16	(1.565%)	03/20/16	DUB	1.768%	1,250,000	14,312	—	14,312
AutoZone Inc 6.950% due 06/15/16	(0.870%)	06/20/16	BOA	1.054%	5,000,000	56,786	—	56,786
Omincom Group Inc 5.900% due 04/15/16	(0.940%)	06/20/16	CIT	2.560%	1,250,000	117,518	—	117,518
The Western Union Co 5.930% due 10/01/16	(0.795%)	12/20/16	BOA	1.700%	8,000,000	467,738	—	467,738
Masco BP Corp 6.125% due 10/03/16	(1.910%)	12/20/16	CIT	4.632%	5,300,000	766,245	—	766,245
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%)	12/20/16	RBS	5.919%	2,000,000	373,924	—	373,924
Southwest Airlines Co 5.125% due 03/01/17	(1.320%)	03/20/17	BOA	2.469%	3,000,000	213,020	—	213,020
Cardinal Health Inc 6.000% due 06/15/17	(0.590%)	06/20/17	DUB	0.890%	1,000,000	21,344	—	21,344
Prudential Financial Inc 6.100% due 06/15/17	(0.870%)	06/20/17	BRC	9.041%	1,000,000	344,674	—	344,674
Wachovia Corp 5.750% due 06/15/17	(2.325%)	06/20/17	CIT	2.426%	3,000,000	17,153	—	17,153
Rohm & Haas Co 6.000% due 09/15/17	(1.850%)	09/20/17	CSF	1.428%	5,000,000	(151,392)	—	(151,392)
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%)	09/20/17	DUB	5.790%	1,000,000	191,229	—	191,229
Limited Brands Inc 6.900% due 07/15/17	(3.113%)	09/20/17	MSC	4.328%	1,000,000	68,742	—	68,742
Nucor Corp 5.750% due 12/01/17	(0.486%)	12/20/17	CSF	1.264%	2,000,000	113,514	—	113,514
The Bear Stearns Cos Inc 6.400% due 10/02/17	(0.760%)	12/20/17	CSF	1.801%	5,600,000	404,333		404,333
The Bear Stearns Cos Inc 6.400% due 10/02/17	(0.810%)	12/20/17	BNP	1.801%	1,000,000	68,704	—	68,704
Viacom Inc 6.125% due 10/05/17	(1.110%)	12/20/17	BOA	2.386%	2,000,000	170,137	—	170,137
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

Motorola Inc 6.000% due 11/15/17	(2.600%)	12/20/17	DUB	2.638%	$2,000,000	$3,410	$—	$3,410
Ace INA Holdings Inc 5.800% due 03/15/18	(0.500%)	03/20/18	BOA	1.250%	5,300,000	296,976	—	296,976
Kraft Foods Inc 6.125% due 02/01/18	(0.860%)	03/20/18	GSC	0.936%	2,000,000	10,953	—	10,953
The Bear Stearns Cos Inc 7.250% due 02/01/18	(0.870%)	03/20/18	DUB	1.790%	3,800,000	247,432	—	247,432
Nordstrom Inc 6.250% due 01/15/18	(0.975%)	03/20/18	DUB	3.519%	5,000,000	799,901	—	799,901
Nordstrom Inc 6.250% due 01/15/18	(0.990%)	03/20/18	BOA	3.519%	2,400,000	381,670	—	381,670
The Goldman Sachs Group Inc 5.950% due 01/18/18	(1.130%)	03/20/18	CIT	2.454%	3,000,000	267,742	—	267,742
Kraft Foods Inc 6.125% due 02/01/18	(1.130%)	03/20/18	RBS	0.936%	1,000,000	(15,218)	—	(15,218)
Pactiv Corp 6.400% due 01/15/18	(1.170%)	03/20/18	BOA	1.596%	1,500,000	45,418	—	45,418
Health Care Properties Inc 6.700% due 01/30/18	(2.910%)	03/20/18	GSC	7.146%	3,000,000	631,524	—	631,524
Con-Way Inc 7.250% due 01/15/18	(3.800%)	03/20/18	UBS	5.108%	7,000,000	511,303	—	511,303
Baxter International Inc 5.375% due 06/01/18	(0.310%)	06/20/18	BOA	0.439%	4,700,000	48,795	—	48,795
The Travelers Cos Inc 5.800% due 05/15/18	(0.590%)	06/20/18	GSC	1.421%	300,000	18,897	—	18,897
The Travelers Cos Inc 5.800% due 05/15/18	(0.620%)	06/20/18	DUB	1.421%	5,000,000	303,492	—	303,492
Sempra Energy 6.150% due 06/15/18	(0.670%)	06/20/18	DUB	1.132%	2,000,000	70,724	—	70,724
Genworth Financial Inc 6.515% due 05/22/18	(0.830%)	06/20/18	BRC	26.643%	4,000,000	2,431,659	—	2,431,659
Genworth Financial Inc 6.515% due 05/22/18	(0.960%)	06/20/18	BRC	26.643%	100,000	60,486	—	60,486
Kraft Foods Inc 6.125% due 08/23/18	(0.980%)	06/20/18	CIT	0.932%	2,000,000	(8,269)	—	(8,269)
Genworth Financial Inc 6.515% due 05/22/18	(0.980%)	06/20/18	DUB	26.643%	600,000	362,596	—	362,596
Prologis REIT 6.625% due 05/15/18	(1.320%)	06/20/18	MSC	14.984%	5,400,000	2,288,391	—	2,288,391
Merrill Lynch & Co Inc 6.875% due 04/25/18	(1.380%)	06/20/18	CIT	5.149%	2,600,000	558,374	—	558,374
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%)	06/20/18	BOA	6.265%	3,900,000	988,651	—	988,651
Telecom Italia Capital Co 6.999% due 06/04/18	(1.550%)	06/20/18	GSC	3.119%	3,300,000	341,057	—	341,057
Deutsche Telekom International Finance BV 6.750% due 08/20/18	(1.080%)	09/20/18	CSF	1.160%	4,500,000	25,216	—	25,216
Autozone Inc 7.125% due 08/01/18	(1.090%)	09/20/18	GSC	1.090%	5,000,000	(28,806)	—	(28,806)
Alcoa Inc 6.750% due 07/15/18	(1.290%)	09/20/18	BOA	6.866%	5,000,000	1,435,787	—	1,435,787
Tyco International Finance Co 7.000% due 12/15/19	(1.120%)	12/20/19	BOA	2.165%	4,000,000	327,936	—	327,936

						$25,054,650	$—	$25,054,650

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

General Electric Capital Corp 6.000% due 06/15/12	0.750%	06/20/09	GSC	9.990%	$3,000,000	($61,870)	$—	($61,870)
General Electric Capital Corp 6.000% due 06/15/12	0.850%	12/20/09	BOA	10.020%	2,900,000	(182,539)	—	(182,539)
General Electric Capital Corp 6.000% due 06/15/12	1.020%	09/20/10	BRC	9.554%	1,800,000	(201,072)	—	(201,072)
General Electric Capital Corp 6.000% due 06/15/12	0.935%	12/20/10	BRC	9.395%	3,000,000	(380,948)	—	(380,948)
General Electric Capital Corp 6.000% due 06/15/12	1.120%	12/20/10	CIT	9.395%	1,000,000	(124,143)	—	(124,143)
General Motors Acceptance Corp LLC 6.875% due 08/28/12	3.400%	06/20/11	GSC	21.034%	700,000	(198,732)	—	(198,732)
General Motors Acceptance Corp LLC 6.875% due 08/28/12	6.850%	06/20/12	MSC	19.205%	2,200,000	(572,555)	—	(572,555)
The Bear Stearns Cos Inc 5.300% due 10/30/15	0.720%	09/20/12	CIT	2.162%	5,000,000	(220,340)	—	(220,340)
General Motors Acceptance Corp LLC 6.875% due 08/28/12	3.050%	09/20/12	BRC	18.913%	900,000	(318,718)	—	(318,718)
General Motors Acceptance Corp LLC 6.875% due 08/28/12	3.050%	09/20/12	GSC	18.913%	3,500,000	(1,239,460)	—	(1,239,460)
Ford Motor Credit Co LLC 7.000% due 10/01/13	3.800%	09/20/12	BRC	13.959%	2,000,000	(503,102)	—	(503,102)
Ford Motor Credit Co LLC 7.000% due 10/01/13	3.800%	09/20/12	MSC	13.959%	3,200,000	(804,964)	—	(804,964)
General Motors Acceptance Corp 6.875% due 08/28/12	5.400%	09/20/12	DUB	18.913%	6,200,000	(1,864,088)	—	(1,864,088)
Henkel AG & Co 4.250% due 06/10/13	0.430%	03/20/13	DUB	1.031%	EUR 5,000,000	(148,009)	—	(148,009)
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	22.909%	$8,800,000	(3,753,613)	—	(3,753,613)
General Electric Capital Corp 5.625% due 09/15/17	3.725%	12/20/13	CIT	7.440%	37,100,000	(4,609,785)	—	(4,609,785)
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	03/31/09 (3)	Amount (4)	Value (5)	(Received)	Appreciation

CIT Group Inc 5.650% due 02/13/17	5.000%	12/20/13	BRC	11.765%	$1,900,000	($372,055)	($456,000)	$83,945
CIT Group Inc 5.650% due 02/13/17	5.000%	12/20/13	CIT	11.765%	6,800,000	(1,331,566)	(1,496,000)	164,434
CIT Group Inc 5.650% due 02/13/17	5.000%	12/20/13	MER	11.765%	2,700,000	(528,710)	(621,000)	92,290

						($17,416,269)	($2,573,000)	($14,843,269)

Credit Default Swaps on Credit Indices — Sell Protection (2)

							Upfront
	Fixed Deal						Premiums	Unrealized
	Receive	Expiration	Counter-		Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA IG9 Index	0.701%	12/20/12	DUB		$23,237,601	$4,648	$—	$4,648
Dow Jones CDX NA IG9 Index	0.708%	12/20/12	DUB		1,069,513	460	—	460
Dow Jones CDX NA IG9 Index	0.710%	12/20/12	DUB		486,142	254	—	254
Commercial Mortgage-Backed Securities Index	0.080%	12/13/49	MSC		7,700,000	(2,593,036)	(1,302,927)	(1,290,109)

						($2,587,674)	($1,302,927)	($1,284,747)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

30-Day USD CMM Rate	MER	Receive	4.000%	04/27/09	$28,500,000	($423,891)	($1,079,030)	$655,139
30-Day USD CMM Rate	RBS	Receive	5.500%	05/21/09	13,700,000	(2,269,692)	528,346	(2,798,038)
6-Month GBP-LIBOR	BRC	Pay	5.000%	06/15/09	GBP 8,800,000	108,884	(96,141)	205,025
6-Month GBP-LIBOR	MSC	Pay	5.000%	12/19/09	76,900,000	3,351,020	(202,432)	3,553,452
6-Month EUR-LIBOR	DUB	Pay	4.500%	03/19/10	EUR 43,000,000	1,591,919	(22,721)	1,614,640
6-Month EUR-LIBOR	MSC	Pay	4.500%	03/19/10	42,900,000	1,588,217	(22,791)	1,611,008
6-Month GBP-LIBOR	DUB	Pay	6.000%	03/20/10	GBP 173,900,000	9,958,375	2,967,635	6,990,740
3-Month USD-LIBOR	CSF	Pay	4.000%	06/17/10	$103,200,000	2,855,175	696,600	2,158,575
3-Month USD-LIBOR	DUB	Pay	4.000%	06/17/10	137,800,000	3,812,433	723,750	3,088,683
3-Month USD-LIBOR	MER	Pay	4.000%	06/17/10	24,400,000	675,061	(98,576)	773,637
3-Month USD-LIBOR	RBS	Pay	4.000%	06/17/10	4,900,000	135,565	97,412	38,153
France CPI Excluding Tobacco ж	BNP	Pay	2.103%	09/14/10	EUR 10,000,000	466,382	—	466,382
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	5,300,000	245,622	(14,359)	259,981
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	1,100,000	58,654	—	58,654
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	3,800,000	202,607	12,131	190,476
France CPI Excluding Tobacco ж	BNP	Pay	2.040%	02/21/11	10,200,000	422,844	—	422,844
6-Month EUR-LIBOR	GSC	Pay	4.500%	03/18/11	10,600,000	737,665	(22,326)	759,991
France CPI Excluding Tobacco ж	JPM	Pay	2.028%	10/15/11	7,400,000	283,914	—	283,914
France CPI Excluding Tobacco ж	UBS	Pay	2.095%	10/15/11	15,100,000	636,776	—	636,776
France CPI Excluding Tobacco ж	GSC	Pay	1.976%	12/15/11	10,800,000	290,515	(22,585)	313,100
France CPI Excluding Tobacco ж	BNP	Pay	1.988%	12/15/11	15,600,000	381,936	—	381,936
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 21,000,000	(334,657)	(199,482)	(135,175)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	76,600,000	(675,056)	(19,121)	(655,935)
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	92,500,000	(686,325)	(1,406,005)	719,680
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	11,400,000	380,260	75,268	304,992
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid/	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	BRL 11,900,000	$396,938	$55,086	$341,852
France CPI Excluding Tobacco ж	BNP	Pay	1.983%	03/15/12	EUR 6,000,000	128,446	12,288	116,158
France CPI Excluding Tobacco ж	RBS	Pay	1.955%	03/28/12	1,100,000	22,295	—	22,295
France CPI Excluding Tobacco ж	RBS	Pay	1.950%	03/30/12	4,100,000	80,646	—	80,646
France CPI Excluding Tobacco ж	BRC	Pay	1.960%	04/05/12	900,000	18,757	—	18,757
France CPI Excluding Tobacco ж	BRC	Pay	1.980%	04/30/12	2,800,000	56,071	—	56,071
France CPI Excluding Tobacco ж	BRC	Pay	2.070%	09/14/12	17,500,000	409,193	—	409,193
France CPI Excluding Tobacco ж	BRC	Pay	2.138%	01/19/16	1,800,000	10,420	—	10,420
France CPI Excluding Tobacco ж	BNP	Pay	2.150%	01/19/16	15,000,000	78,582	8,886	69,696
France CPI Excluding Tobacco ж	UBS	Receive	2.275%	10/15/16	7,500,000	45,056	—	45,056
France CPI Excluding Tobacco	UBS	Pay	2.350%	10/15/16	7,500,000	(238,531)	—	(238,531)
France CPI Excluding Tobacco	JPM	Pay	2.353%	10/15/16	7,100,000	(210,576)	—	(210,576)
United Kingdom RPI Index ж	BRC	Pay	3.100%	11/14/16	GBP 10,000,000	354,295	—	354,295
United Kingdom RPI Index ж	BRC	Pay	3.250%	12/14/17	10,200,000	510,358	40,483	469,875
United Kingdom RPI Index ж	RBS	Pay	3.183%	12/19/17	18,700,000	752,704	18,431	734,273
3-Month USD-LIBOR	DUB	Receive	5.000%	12/20/21	$23,400,000	(4,988,453)	1,620,544	(6,608,997)
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/23	70,700,000	(16,265,043)	541,139	(16,806,182)
United Kingdom RPI Index	RBS	Pay	3.440%	09/10/27	GBP 4,700,000	(134,696)	—	(134,696)
3-Month USD-LIBOR	BRC	Receive	5.000%	12/17/28	$7,300,000	(1,989,549)	(62,220)	(1,927,329)
3-Month USD-LIBOR	MSC	Receive	5.000%	12/17/28	8,800,000	(2,398,362)	53,240	(2,451,602)
3-Month USD-LIBOR	CIT	Receive	3.000%	06/17/29	4,300,000	160,901	(367,005)	527,906
3-Month USD-LIBOR	CSF	Receive	3.000%	06/17/29	8,300,000	310,577	(507,960)	818,537
3-Month USD-LIBOR	DUB	Receive	3.000%	06/17/29	2,000,000	74,838	(11,738)	86,576
3-Month USD-LIBOR	RBS	Receive	3.000%	06/17/29	2,200,000	82,320	(102,850)	185,170
3-Month USD-LIBOR	BOA	Receive	5.000%	12/17/38	14,200,000	(4,891,398)	(928,690)	(3,962,708)
3-Month USD-LIBOR	BRC	Receive	5.000%	12/17/38	25,100,000	(8,646,063)	(252,000)	(8,394,063)
3-Month USD-LIBOR	MER	Receive	5.000%	12/17/38	11,300,000	(3,892,451)	(219,220)	(3,673,231)

						($16,368,522)	$1,793,987	($18,162,509)

Total Swap Agreements								($9,235,875)

(l) The amount of $490,000 in cash was pledged as collateral for securities purchased on a delayed-delivery basis as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 17.7%

Comcast Corp ‘A’	4,125,200	$56,267,728
J.C. Penney Co Inc †	431,800	8,666,226
Liberty Media Corp — Entertainment ‘A’ *	871,560	17,387,622
Liberty Media Corp — Interactive ‘A’ * †	1,350,125	3,915,362
Lowe’s Cos Inc	608,100	11,097,825
Macy’s Inc †	927,700	8,256,530
News Corp ‘B’ †	2,112,000	16,262,400
Target Corp †	145,200	4,993,428
The Home Depot Inc †	538,800	12,694,128
Time Warner Cable Inc	428,064	10,615,989
Time Warner Inc	1,705,367	32,913,577
Viacom Inc ‘B’ *	2,884,100	50,125,658

		233,196,473

Consumer Staples - 15.8%

Altria Group Inc	668,100	10,702,962
Cadbury PLC ADR (United Kingdom)	1,158,176	35,092,733
CVS Caremark Corp	566,700	15,578,583
Dr Pepper Snapple Group Inc *	532,632	9,006,807
Kimberly-Clark Corp	90,700	4,182,177
Kraft Foods Inc ‘A’	1,303,079	29,045,631
Phillip Morris International Inc	345,200	12,282,216
Sara Lee Corp †	853,100	6,893,048
The Coca-Cola Co	571,700	25,126,215
Unilever NV ‘NY’ (Netherlands)	1,234,800	24,202,080
Wal-Mart Stores Inc	700,700	36,506,470

		208,618,922

Energy - 2.8%

BP PLC ADR † (United Kingdom)	155,900	6,251,590
ConocoPhillips	153,000	5,991,480
Halliburton Co	903,100	13,970,957
Total SA ADR (France)	218,900	10,739,234

		36,953,261

Financials - 19.7%

Aflac Inc	160,400	3,105,344
Bank of America Corp	2,050,813	13,986,545
Barclays PLC ADR (United Kingdom)	51,100	434,350
Berkshire Hathaway Inc ‘B’ *	3,903	11,006,460
JPMorgan Chase & Co	1,143,800	30,402,204
MetLife Inc	542,800	12,359,556
The Bank of New York Mellon Corp	1,553,354	43,882,250
The Chubb Corp	1,631,540	69,046,773
The Goldman Sachs Group Inc	72,400	7,675,848
The PNC Financial Services Group Inc	356,900	10,453,601
The Travelers Cos Inc	689,100	28,005,024
Torchmark Corp	316,500	8,301,795
U.S. Bancorp	465,700	6,803,877
Wells Fargo & Co	949,100	13,515,184

		258,978,811

Health Care - 16.7%

Abbott Laboratories	220,000	10,494,000
Boston Scientific Corp * †	1,971,100	15,670,245
Bristol-Myers Squibb Co	1,737,700	38,090,384
Cardinal Health Inc	822,000	25,876,560
Eli Lilly & Co	499,900	16,701,659
GlaxoSmithKline PLC ADR † (United Kingdom)	183,400	5,698,238
Pfizer Inc	1,916,200	26,098,644
Roche Holding AG ADR (Switzerland)	271,500	9,339,600
Schering-Plough Corp	1,513,600	35,645,280
UnitedHealth Group Inc	319,000	6,676,670
WellPoint Inc *	197,000	7,480,090
Wyeth	530,800	22,845,632

		220,617,002

Industrials - 1.5%

Emerson Electric Co	219,100	6,261,878
General Electric Co	1,283,102	12,972,161

		19,234,039

Information Technology - 12.0%

Cisco Systems Inc *	959,500	16,090,815
Cognex Corp †	50,300	671,505
Computer Sciences Corp * †	109,700	4,041,348
Dell Inc *	2,363,656	22,407,459
eBay Inc * †	2,341,200	29,405,472
Flextronics International Ltd * (Singapore)	132,000	381,480
Hewlett-Packard Co	412,700	13,231,162
Intel Corp	1,092,600	16,443,630
International Business Machines Corp	210,500	20,395,345
KLA-Tencor Corp †	458,900	9,178,000
Microsoft Corp	477,400	8,769,838
Telefonaktiebolaget LM Ericsson ADR † (Sweden)	880,300	7,121,627
The Western Union Co	240,600	3,024,342
Yahoo! Inc * †	491,900	6,301,239

		157,463,262

Materials - 4.6%

Alcoa Inc †	1,797,000	13,189,980
E.I. du Pont de Nemours & Co	728,967	16,277,833
International Paper Co †	4,474,221	31,498,516

		60,966,329

Telecommunication Services - 4.7%

AT&T Inc	924,700	23,302,440
Verizon Communications Inc †	1,270,600	38,372,120

		61,674,560

Total Common Stocks (Cost $1,993,408,801)		1,257,702,659

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $59,931,166; collateralized by U.S. Treasury Bills: 0.000% due 07/02/09 and market value $61,134,418)	$59,931,000	59,931,000

Total Short-Term Investment (Cost $59,931,000)		59,931,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.0% (Cost $2,053,339,801)		1,317,633,659

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.2%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	43,705,657	$42,298,335
The Mellon GSL Reinvestment Trust II 0.000% + ¤	1,348,734	13,487

Total Securities Lending Collateral (Cost $45,054,391)		42,311,822

TOTAL INVESTMENTS - 103.2% (Cost $2,098,394,192)		1,359,945,481

OTHER ASSETS & LIABILITIES, NET - (3.2%)		(42,548,464)

NET ASSETS - 100.0%		$1,317,397,017

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $42,311,822 or 3.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $13,487 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Health Care - 0.8%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * + ж	367,342	$4,408,104

Total Convertible Preferred Stocks (Cost $4,408,104)		4,408,104

COMMON STOCKS - 94.4%

Consumer Discretionary - 23.6%

Abercrombie & Fitch Co ‘A’ †	299,938	7,138,524
Ctrip.com International Ltd ADR † (Cayman)	496,647	13,608,128
Discovery Communications Inc ‘A’ *	302,189	4,841,068
Discovery Communications Inc ‘C’ *	361,981	5,303,022
Gafisa SA ADR † (Brazil)	398,484	3,980,855
Groupe Aeroplan Inc (Canada)	1,110,125	6,903,062
Li & Fung Ltd + (Bermuda)	7,816,000	18,323,115
Lululemon Athletica Inc * †	312,658	2,707,618
Mohawk Industries Inc * †	113,592	3,392,993
Morningstar Inc * †	321,737	10,987,319
New Oriental Education & Technology Group Inc ADR * † (Cayman)	201,461	10,123,415
NVR Inc * †	14,608	6,248,572
priceline.com Inc * †	188,288	14,833,329
Starbucks Corp *	1,141,805	12,685,454
Strayer Education Inc †	45,979	8,270,243
Wynn Resorts Ltd * †	388,650	7,761,340

		137,108,057

Energy - 10.7%

Petrohawk Energy Corp *	189,932	3,652,392
Range Resources Corp	152,291	6,268,298
Southwestern Energy Co *	878,390	26,079,399
Ultra Petroleum Corp * (Canada)	725,339	26,032,417

		62,032,506

Financials - 8.8%

Alleghany Corp * †	22,575	6,113,890
Brookfield Asset Management Inc ‘A’ † (Canada)	681,063	9,385,048
Calamos Asset Management Inc ‘A’	548,993	2,640,656
Greenhill & Co Inc	100,607	7,429,827
IntercontinentalExchange Inc *	137,619	10,248,487
Leucadia National Corp *	838,545	12,485,935
Moody’s Corp	120,352	2,758,468

		51,062,311

Health Care - 12.8%

Allergan Inc	182,144	8,699,197
Gen-Probe Inc *	261,804	11,933,026
Illumina Inc * †	715,800	26,656,392
Intuitive Surgical Inc * †	44,333	4,227,595
Mindray Medical International Ltd ADR † (Cayman)	378,184	7,000,186
Techne Corp	287,835	15,747,453

		74,263,849

Industrials - 12.2%

Aecom Technology Corp *	297,662	7,763,025
C.H. Robinson Worldwide Inc †	291,827	13,310,229
Covanta Holding Corp *	482,479	6,315,650
Expeditors International of Washington Inc	609,375	17,239,219
Grupo Aeroportuario del Pacifico SA de CV ADR † (Mexico)	295,249	5,388,294
IHS Inc ‘A’ *	304,672	12,546,393
Monster Worldwide Inc * †	432,473	3,524,655
The Corporate Executive Board Co †	315,005	4,567,572

		70,655,037

Information Technology - 17.9%

Alibaba.com Ltd * † + (Cayman)	7,665,800	7,031,426
Autodesk Inc *	374,600	6,297,026
Baidu Inc ADR * † (Cayman)	85,199	15,046,143
Equinix Inc * †	113,765	6,387,905
Redecard SA (Brazil)	1,215,540	14,729,531
salesforce.com inc * †	435,286	14,246,911
Tencent Holdings Ltd + (Cayman)	3,182,600	23,549,970
Teradata Corp *	653,709	10,603,160
Yahoo! Inc *	491,400	6,294,834

		104,186,906

Materials - 6.1%

Intrepid Potash Inc * †	207,415	3,826,807
Martin Marietta Materials Inc †	216,339	17,155,683
Nalco Holding Co †	708,775	9,263,689
Rockwood Holdings Inc *	239,309	1,900,113
Texas Industries Inc †	135,404	3,385,100

		35,531,392

Telecommunication Services - 1.3%

Millicom International Cellular SA (Luxembourg)	74,372	2,754,739
NII Holdings Inc *	318,867	4,783,005

		7,537,744

Utilities - 1.0%

Questar Corp	200,730	5,907,484

Total Common Stocks (Cost $934,028,992)		548,285,286

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.1%

Repurchase Agreement - 6.1%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $35,507,099; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $36,220,899)	$35,507,000	35,507,000

Total Short-Term Investment (Cost $35,507,000)		35,507,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.3% (Cost $973,944,096)		588,200,390

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 24.5%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	146,744,254	$142,019,089
The Mellon GSL Reinvestment Trust II 0.000% + ¤	3,622,971	36,230

Total Securities Lending Collateral (Cost $150,367,225)		142,055,319

TOTAL INVESTMENTS - 125.8% (Cost $1,124,311,321)		730,255,709

OTHER ASSETS & LIABILITIES, NET - (25.8%)		(149,791,243)

NET ASSETS - 100.0%		$580,464,466

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $195,367,934 or 33.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c) Securities with a total aggregate market value of $36,230 or less than 0.1% of the net assets were in default as of March 31, 2009.
(d) 0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 6.0%

Morgans Hotel Group Co * †	328,508	$1,021,660
Starwood Hotels & Resorts Worldwide Inc †	1,476,935	18,757,074

		19,778,734

Financials - 91.8%

Acadia Realty Trust REIT	326,390	3,462,998
AMB Property Corp REIT	222,070	3,197,808
AvalonBay Communities Inc REIT †	568,400	26,748,904
Boston Properties Inc REIT	512,345	17,947,445
Brookfield Properties Corp † (Canada)	2,466,127	14,155,569
Camden Property Trust REIT	270,376	5,834,714
Care Investment Trust Inc REIT	120,675	658,886
DCT Industrial Trust Inc REIT	589,320	1,868,144
Douglas Emmett Inc REIT	83,958	620,450
Equity Lifestyle Properties Inc REIT	256,717	9,780,918
Equity One Inc REIT †	2,200	26,818
Equity Residential REIT	1,255,617	23,040,572
Extendicare REIT (Canada)	40,170	136,364
Federal Realty Investment Trust REIT †	334,286	15,377,156
Forest City Enterprises Inc ‘A’ †	658,360	2,370,096
HCP Inc REIT †	729,598	13,023,324
Healthcare Realty Trust Inc REIT †	497,400	7,456,026
Host Hotels & Resorts Inc REIT †	2,360,266	9,252,243
Kilroy Realty Corp REIT †	29,939	514,651
Kimco Realty Corp REIT	660	5,029
Liberty Property Trust REIT †	388,222	7,352,925
LTC Properties Inc REIT	53,220	933,479
Mack-Cali Realty Corp REIT	367,527	7,280,710
Plum Creek Timber Co Inc REIT †	457,483	13,299,031
Post Properties Inc REIT †	606,731	6,152,252
PS Business Parks Inc REIT	115,427	4,253,485
Public Storage REIT †	394,917	21,819,164
Ramco-Gershenson Properties Trust REIT †	104,750	675,637
Regency Centers Corp REIT †	548,989	14,586,638
Senior Housing Properties Trust REIT †	1,054,760	14,787,735
Simon Property Group Inc REIT †	782,934	27,120,845
SL Green Realty Corp REIT †	28,365	306,342
Sovran Self Storage Inc REIT	113,007	2,269,181
Strategic Hotels & Resorts Inc REIT †	1,010,924	697,538
Taubman Centers Inc REIT †	151,040	2,573,722
Ventas Inc REIT †	386,950	8,748,939
Vornado Realty Trust REIT †	453,452	15,072,744
Weingarten Realty Investors REIT †	9,990	95,105

		303,503,587

Health Care - 0.8%

Assisted Living Concepts Inc ‘A’ *	181,259	2,457,872
Capital Senior Living Corp *	121,890	297,412

		2,755,284

Total Common Stocks (Cost $664,386,154)		326,037,605

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $9,188,026; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $9,375,515)	$9,188,000	9,188,000

Total Short-Term Investment (Cost $9,188,000)		9,188,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.4% (Cost $673,574,154)		335,225,605

	Shares
SECURITIES LENDING COLLATERAL - 24.9%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	85,172,743	82,430,181
The Mellon GSL Reinvestment Trust II 0.000% + ¤	4,172,205	41,722

Total Securities Lending Collateral (Cost $89,344,948)		82,471,903

TOTAL INVESTMENTS - 126.3% (Cost $762,919,102)		417,697,508

OTHER ASSETS & LIABILITIES, NET - (26.3%)		(87,073,681)

NET ASSETS - 100.0%		$330,623,827

Notes to Schedule of Investments
(a)  As of March 31, 2009, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	19.3%
Residential	18.7%
Office/Industrial	17.2%
Healthcare/Assisted Living	14.7%
Lodging	9.0%
Diversified	8.4%
Self Storage	7.3%
Land	4.0%

98.6%
Short-Term Investment & Securities Lending Collateral	27.7%
Other Assets & Liabilities, Net	(26.3%)

100.0%

(b)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c)  Securities with a total aggregate market value of $82,471,903 or 24.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(d)  Securities with a total aggregate market value of $41,722 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%

Consumer Discretionary - 8.7%

Aaron Rents Inc †	167,641	$4,469,309
Abercrombie & Fitch Co ‘A’ †	183,225	4,360,755
AutoZone Inc *	5,050	821,231
Best Buy Co Inc †	105,277	3,996,315
Hanesbrands Inc * †	444,975	4,258,411
Hillenbrand Inc	220,875	3,536,209
John Wiley & Sons Inc ‘A’	102,225	3,044,260
Mattel Inc	125,475	1,446,727
Omnicom Group Inc	116,400	2,723,760
Phillips-Van Heusen Corp	481,666	10,924,185
Ross Stores Inc	42,864	1,537,960
Staples Inc †	148,128	2,682,598
Wendy’s/Arby’s Group Inc ‘A’	722,330	3,633,320

		47,435,040

Consumer Staples - 6.6%

Archer-Daniels-Midland Co	172,479	4,791,467
ConAgra Foods Inc	358,175	6,042,412
Energizer Holdings Inc * †	114,814	5,705,108
Ralcorp Holdings Inc *	190,336	10,255,304
The J.M. Smucker Co	89,950	3,352,436
The Kroger Co	178,300	3,783,526
TreeHouse Foods Inc *	66,325	1,909,497

		35,839,750

Energy - 4.8%

Anadarko Petroleum Corp	24,425	949,888
Arena Resources Inc *	194,075	4,945,031
Cal Dive International Inc * †	550,234	3,725,084
Concho Resources Inc *	210,900	5,396,931
Dresser-Rand Group Inc * †	79,880	1,765,348
Petrohawk Energy Corp *	108,450	2,085,494
SandRidge Energy Inc *	272,564	1,796,197
Superior Energy Services Inc *	59,772	770,461
Walter Industries Inc	143,575	3,283,560
XTO Energy Inc	34,600	1,059,452

		25,777,446

Financials - 22.1%

ACE Ltd (Switzerland)	141,250	5,706,500
Annaly Capital Management Inc REIT	487,275	6,758,504
Arthur J. Gallagher & Co	248,050	4,216,850
Aspen Insurance Holdings Ltd (Bermuda)	195,700	4,395,422
Cullen/Frost Bankers Inc	215,350	10,108,529
Danvers Bancorp Inc	71,800	991,558
First Cash Financial Services Inc *	422,191	6,299,090
First Horizon National Corp	230,051	2,470,749
HCC Insurance Holdings Inc	547,678	13,796,009
IPC Holdings Ltd (Bermuda)	399,817	10,811,052
Jefferies Group Inc	75,599	1,043,266
MFA Financial Inc REIT	1,054,250	6,198,990
New York Community Bancorp Inc	172,475	1,926,546
People’s United Financial Inc	205,701	3,696,447
Prosperity Bancshares Inc †	430,364	11,770,455
Raymond James Financial Inc †	200,774	3,955,248
Reinsurance Group of America Inc †	71,050	2,301,310
TD Ameritrade Holding Corp *	249,196	3,441,397
United Fire & Casualty Co	104,034	2,284,587
W.R. Berkley Corp	191,825	4,325,654
Waddell & Reed Financial Inc ‘A’	512,100	9,253,647
Willis Group Holdings Ltd (Bermuda)	178,827	3,934,194

		119,686,004

Health Care - 8.9%

Becton Dickinson & Co	26,975	1,813,799
C.R. Bard Inc	19,575	1,560,519
DaVita Inc *	133,332	5,859,941
Henry Schein Inc * †	92,825	3,713,928
LHC Group Inc *	113,390	2,526,329
Mednax Inc *	253,158	7,460,566
Patterson Cos Inc *	400,025	7,544,472
Teleflex Inc	128,435	5,020,524
Thermo Fisher Scientific Inc *	103,725	3,699,871
West Pharmaceutical Services Inc	149,075	4,891,151
Zimmer Holdings Inc *	118,500	4,325,250

		48,416,350

Industrials - 15.8%

A.O. Smith Corp	150,075	3,778,888
Actuant Corp ‘A’ †	185,450	1,915,698
Alliant Techsystems Inc * †	117,176	7,848,448
Belden Inc	40,025	500,713
Bucyrus International Inc	201,775	3,062,944
Eaton Corp	28,050	1,033,923
Equifax Inc	80,325	1,963,946
Forward Air Corp †	212,400	3,447,252
Foster Wheeler AG * (Switzerland)	185,575	3,241,995
General Cable Corp * †	254,446	5,043,120
Harsco Corp	47,275	1,048,087
Healthcare Services Group Inc †	264,437	3,958,622
Kaydon Corp †	147,096	4,020,134
Landstar System Inc	72,775	2,435,779
Lincoln Electric Holdings Inc †	186,792	5,919,438
Lindsay Corp †	111,875	3,020,625
McDermott International Inc * † (Panama)	75,645	1,012,887
Nordson Corp †	59,480	1,691,016
Pitney Bowes Inc †	76,707	1,791,108
Robbins & Myers Inc	68,400	1,037,628
RR Donnelley & Sons Co	70,900	519,697
Terex Corp * †	53,425	494,181
URS Corp *	153,675	6,210,007
Waste Connections Inc *	435,465	11,191,450
Watson Wyatt Worldwide Inc ‘A’	193,550	9,555,564

		85,743,150

Information Technology - 14.9%

Amdocs Ltd * (United Kingdom)	190,469	3,527,486
CACI International Inc ‘A’ * †	163,150	5,953,344
FactSet Research Systems Inc †	148,925	7,444,761
Fiserv Inc *	47,605	1,735,678
Mettler-Toledo International Inc *	19,800	1,016,334
MICROS Systems Inc * †	234,340	4,393,875
Microsemi Corp * †	523,125	6,068,250
NICE Systems Ltd ADR * (Israel)	453,932	11,284,750
Nuance Communications Inc * †	437,850	4,755,051
Rofin-Sinar Technologies Inc *	88,494	1,426,523
SRA International Inc ‘A’ *	490,500	7,210,350
Sybase Inc * †	489,850	14,837,556
Tyler Technologies Inc * †	397,775	5,819,448
Varian Semiconductor Equipment Associates Inc * †	254,225	5,506,514

		80,979,920

Materials - 8.3%

Airgas Inc	193,775	6,551,533
Albemarle Corp	113,491	2,470,699
Cliffs Natural Resources Inc	173,400	3,148,944
FMC Corp	60,150	2,594,871
Nalco Holding Co †	178,825	2,337,243
Owens-Illinois Inc *	320,600	4,629,464
Pactiv Corp *	443,935	6,477,012
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
Silgan Holdings Inc	148,775	$7,816,638
Steel Dynamics Inc	240,375	2,117,703
The Scotts Miracle-Gro Co ‘A’ †	196,750	6,827,225

		44,971,332

Telecommunication Services - 2.3%

Syniverse Holdings Inc *	788,550	12,427,548

Utilities - 2.1%

Calpine Corp * †	356,596	2,428,419
EQT Corp	237,700	7,447,141
Vectren Corp	78,275	1,650,820

		11,526,380

Total Common Stocks (Cost $622,251,014)		512,802,920

EXCHANGE-TRADED FUNDS - 1.9%

iShares Russell 2000 Value Index Fund	177,650	7,010,069
iShares Russell Midcap Value Index Fund	146,475	3,489,034

Total Exchange-Traded Funds (Cost $10,406,638)		10,499,103

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $16,142,045; collateralized by U.S. Treasury Notes: 4.250% due 01/15/11 and market value $16,467,456)	$16,142,000	16,142,000

Total Short-Term Investment (Cost $16,142,000)		16,142,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4% (Cost $648,799,652)		539,444,023

	Shares
SECURITIES LENDING COLLATERAL - 12.6%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	70,390,770	68,124,187
The Mellon GSL Reinvestment Trust II 0.000% + ¤	2,699,215	26,992

Total Securities Lending Collateral (Cost $73,089,985)		68,151,179

TOTAL INVESTMENTS - 112.0% (Cost $721,889,637)		607,595,202

OTHER ASSETS & LIABILITIES, NET - (12.0%)		(64,906,132)

NET ASSETS - 100.0%		$542,689,070

Notes to Schedule of Investments
(a)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b)  Securities with a total aggregate market value of $68,151,179 or 12.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c)  Securities with a total aggregate market value of $26,992 or less than 0.1% of the net assets were in default as of March 31, 2009.
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Preferred Blocker Inc ~	141	$28,081

Total Convertible Preferred Stocks (Cost $59,485)		28,081

	Principal
	Amount
CORPORATE BONDS & NOTES - 35.6%

Consumer Discretionary - 2.5%

CCO Holdings LLC 8.750% due 11/15/13 † ¤ ж	$1,725,000	1,449,000
Charter Communications Operating LLC 8.000% due 04/30/12 ~ ¤ ж	264,000	242,880
Comcast Corp 1.460% due 07/14/09 §	3,050,000	3,034,210
5.700% due 05/15/18 †	5,000,000	4,698,885
6.950% due 08/15/37	1,745,000	1,632,291
CVS Pass-Through Trust 6.036% due 12/10/28 ~ ж	3,325,491	2,505,520
DIRECTV Holdings LLC 6.375% due 06/15/15	3,169,000	3,002,627
Jarden Corp 7.500% due 05/01/17 †	2,410,000	1,952,100
K2 Inc 5.610% due 02/15/10 + ¤ ж	4,000,000	—
6.010% due 02/15/10 + ¤ ж	6,000,000	—
McDonald’s Corp 6.300% due 10/15/37	1,495,000	1,538,241
MGM MIRAGE 6.750% due 04/01/13	665,000	236,075
7.500% due 06/01/16 †	3,000,000	1,065,000
News America Inc 6.200% due 12/15/34	1,000,000	722,040
Quebecor Media Inc (Canada) 7.750% due 03/15/16	2,810,000	2,149,650
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	2,889,821
Simmons Co 0.000% due 12/15/14 §	2,095,000	31,425
Stewart Enterprises Inc 6.250% due 02/15/13	1,445,000	1,221,025
Target Corp 7.000% due 01/15/38	1,295,000	1,218,118
The Goodyear Tire & Rubber Co 9.000% due 07/01/15	1,016,000	787,400
The Neiman-Marcus Group Inc 9.000% due 10/15/15 †	1,870,000	610,088
Time Warner Cable Inc 6.550% due 05/01/37	1,565,000	1,322,903
7.300% due 07/01/38 †	4,305,000	3,906,598
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	845,160
Time Warner Inc 1.461% due 11/13/09 §	2,800,000	2,748,127
TRW Automotive Inc 7.000% due 03/15/14 ~	1,100,000	467,500
7.250% due 03/15/17 ~	1,000,000	420,000
Viacom Inc 1.670% due 06/16/09 §	1,900,000	1,886,955
Videotron Ltee (Canada) 6.875% due 01/15/14	1,075,000	1,021,250
Visant Holding Corp 8.750% due 12/01/13	495,000	452,925
10.250% due 12/01/13 †	1,270,000	1,187,450

		45,245,264

Consumer Staples - 3.0%

Altria Group Inc 9.700% due 11/10/18	7,020,000	7,658,255
Anheuser-Busch InBev Worldwide Inc 7.200% due 01/15/14 ~	3,655,000	3,835,318
Constellation Brands Inc 7.250% due 09/01/16	1,980,000	1,890,900
CVS Caremark Corp 1.561% due 06/01/10 §	6,500,000	6,265,087
6.600% due 03/15/19	460,000	464,816
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,730,932
Dr Pepper Snapple Group Inc 6.820% due 05/01/18	3,125,000	2,956,227
Kraft Foods Inc 6.000% due 02/11/13	5,360,000	5,653,503
PepsiCo Inc 7.900% due 11/01/18	7,000,000	8,621,778
Phillip Morris International Inc 6.375% due 05/16/38	1,970,000	1,916,529
Reynolds American Inc 6.750% due 06/15/17	1,207,000	1,032,569
Safeway Inc 6.350% due 08/15/17	575,000	590,603
The Kroger Co 6.400% due 08/15/17 †	2,610,000	2,685,432
Wal-Mart Stores Inc 5.250% due 09/01/35	1,730,000	1,562,215
5.375% due 04/05/17	4,815,000	5,080,374
6.500% due 08/15/37	830,000	866,972

		55,811,510

Energy - 7.0%

ABN Amro Bank/Gazprom OAO (Russia) 9.625% due 03/01/13 ~	5,230,000	5,040,674
Anadarko Petroleum Corp 6.450% due 09/15/36	4,105,000	2,879,582
8.700% due 03/15/19	12,110,000	12,143,793
Apache Corp 6.900% due 09/15/18	5,000,000	5,466,015
Baker Hughes Inc 7.500% due 11/15/18	5,000,000	5,696,468
Canadian Natural Resources Ltd (Canada) 6.250% due 03/15/38	2,770,000	2,142,830
Chesapeake Energy Corp 6.500% due 08/15/17	650,000	533,000
9.500% due 02/15/15	2,165,000	2,116,288
ConocoPhillips 6.500% due 02/01/39	11,440,000	11,210,170
El Paso Corp 8.250% due 02/15/16	2,480,000	2,331,200
EnCana Corp (Canada) 6.625% due 08/15/37	1,375,000	1,202,276
Energy Transfer Partners LP 6.700% due 07/01/18	8,000,000	7,257,892
Enterprise Products Operating LLC 6.300% due 09/15/17	5,260,000	4,859,067
6.500% due 01/31/19	5,050,000	4,651,598
Hess Corp 8.125% due 02/15/19	9,090,000	9,392,847
KazMunaiGaz Finance Sub BV (Netherlands) 8.375% due 07/02/13 ~	6,325,000	5,405,724
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	$3,000,000	$2,737,774
6.950% due 01/15/38	4,750,000	4,080,649
Noble Energy Inc 8.250% due 03/01/19	4,710,000	4,835,811
Petrobras International Finance Co (Cayman) 7.875% due 03/15/19	3,600,000	3,748,320
Petroleos Mexicanos (Mexico) 8.000% due 05/03/19 ~	5,700,000	5,586,000
SandRidge Energy Inc 8.000% due 06/01/18 ~	795,000	588,300
Sonat Inc 7.625% due 07/15/11	2,325,000	2,257,917
The Williams Cos Inc 7.500% due 01/15/31	10,120,000	8,013,547
TNK-BP Finance SA (Luxembourg) 7.500% due 03/13/13 ~	5,580,000	4,575,600
Transocean Ltd (Switzerland) 6.800% due 03/15/38	3,710,000	3,273,826
Valero Energy Corp 6.625% due 06/15/37	2,655,000	1,883,470
XTO Energy Inc 5.750% due 12/15/13	2,435,000	2,465,210
6.375% due 06/15/38	3,160,000	2,827,625
6.500% due 12/15/18	150,000	149,396

		129,352,869

Financials - 9.1%

Allstate Life Global Funding Trusts 5.375% due 04/30/13	6,935,000	6,716,482
American International Group Inc 8.250% due 08/15/18 ~	4,585,000	1,965,060
Arch Western Finance LLC 6.750% due 07/01/13	1,680,000	1,545,600
Bank of America Corp 5.650% due 05/01/18	6,720,000	5,619,543
Bank of America NA 1.331% due 06/12/09 §	11,000,000	10,988,686
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	2,458,611
Barclays Bank PLC (United Kingdom) 5.926% due 12/15/99 ~ §	3,060,000	1,027,640
7.434% due 12/15/99 ~ §	2,400,000	998,340
Caterpillar Financial Services Corp 1.306% due 05/18/09 §	1,750,000	1,744,050
5.450% due 04/15/18	4,315,000	3,710,898
Citigroup Funding Inc 2.116% due 05/08/09 §	3,000,000	2,998,270
Citigroup Inc 5.500% due 04/11/13	8,420,000	7,406,581
6.000% due 08/15/17	3,515,000	3,040,255
6.125% due 11/21/17	100,000	86,895
Credit Agricole SA (France) 1.306% due 05/28/10 † ~ § ж	10,000,000	9,783,735
Depfa ACS Bank (Ireland) 5.125% due 03/16/37 ~ ж	3,285,000	1,726,629
Deutsche Bank AG NY (Germany) 1.738% due 02/16/10 §	10,000,000	9,874,315
Ford Motor Credit Co LLC 7.800% due 06/01/12	2,465,000	1,671,785
General Electric Capital Corp 1.189% due 10/26/09 §	1,500,000	1,469,322
5.875% due 01/14/38	1,570,000	1,125,890
6.150% due 08/07/37	1,105,000	820,369
General Motors Acceptance Corp LLC 6.750% due 12/01/14 ~	8,000	4,656
6.875% due 08/28/12 ~	658,000	442,327
Goldman Sachs Capital II 5.793% due 06/01/43 §	3,875,000	1,614,670
Host Hotels & Resorts LP 6.375% due 03/15/15	2,095,000	1,560,775
7.125% due 11/01/13	1,400,000	1,137,500
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	4,949,638
HSBC Finance Corp 1.389% due 06/19/09 §	1,480,000	1,467,465
ICICI Bank Ltd (India) 6.375% due 04/30/22 ~ §	7,606,000	4,274,544
International Lease Finance Corp 1.469% due 05/24/10 §	1,625,000	1,162,737
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/30/56 ¤	9,450,000	945
Lehman Brothers Holdings Inc 2.951% due 05/25/10 ¤	3,085,000	385,625
Liberty Mutual Group Inc 7.500% due 08/15/36 ~	2,700,000	1,520,817
Links Finance Corp (Cayman) 1.427% due 06/15/10 + ~ § ¤ ж	5,000,000	—
Lloyds Banking Group PLC (United Kingdom) 5.920% due 10/01/99 ~	5,900,000	1,091,500
6.657% due 10/01/99 ~ §	1,650,000	346,777
Merrill Lynch & Co Inc 1.328% due 08/14/09 §	4,000,000	3,914,206
1.544% due 09/09/09 §	1,500,000	1,462,906
Metropolitan Life Global Funding I 1.278% due 05/17/10 ~ §	10,000,000	9,443,240
5.125% due 04/10/13 ~	5,430,000	4,965,306
Morgan Stanley 5.450% due 01/09/17	5,155,000	4,519,654
6.625% due 04/01/18	3,470,000	3,316,347
Principal Life Income Funding Trusts 5.300% due 04/24/13	4,805,000	4,419,778
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~ ж	2,026,000	2,027,968
RSHB Capital SA (Luxembourg) 7.125% due 01/14/14 ~	6,530,000	5,155,957
Shinsei Finance II (Cayman) 7.160% due 07/25/99 ~ §	8,290,000	1,844,525
SLM Corp 1.299% due 07/27/09 §	2,750,000	2,649,746
Standard Chartered PLC (United Kingdom) 6.409% due 01/01/99 ~ §	3,900,000	1,776,661
The Goldman Sachs Group Inc 1.317% due 06/23/09 §	2,675,000	2,657,444
1.332% due 06/28/10 §	4,500,000	4,290,160
3.250% due 06/15/12 †	9,150,000	9,559,092
5.950% due 01/15/27	3,270,000	2,261,857
6.750% due 10/01/37	2,645,000	1,795,017
The Royal Bank of Scotland Group PLC (United Kingdom) 7.640% due 03/31/56 §	3,600,000	810,637
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	1,651,387
ZFS Finance USA Trust II 6.450% due 12/15/65 † ~ §	7,445,000	3,221,109

		168,481,929

Health Care - 2.0%

Abbott Laboratories 5.125% due 04/01/19	6,630,000	6,686,136
Biomet Inc 10.375% due 10/15/17	3,985,000	3,387,250
Community Health Systems Inc 8.875% due 07/15/15	2,425,000	2,303,750
DaVita Inc 6.625% due 03/15/13	2,740,000	2,671,500
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,455,000	3,505,320
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
HCA Inc 9.250% due 11/15/16	$1,330,000	$1,213,625
9.625% due 11/15/16	4,010,000	3,208,000
Tenet Healthcare Corp 7.375% due 02/01/13	3,070,000	2,456,000
9.000% due 05/01/15 ~	1,280,000	1,241,600
10.000% due 05/01/18 ~	1,090,000	1,060,025
The Cooper Cos Inc 7.125% due 02/15/15	2,405,000	2,182,538
UnitedHealth Group Inc 1.407% due 06/21/10 §	5,525,000	5,336,531
WellPoint Inc 7.000% due 02/15/19	1,770,000	1,775,330

		37,027,605

Industrials - 2.0%

ACCO Brands Corp 7.625% due 08/15/15	1,425,000	292,125
Allied Waste North America Inc 7.250% due 03/15/15	840,000	794,735
7.375% due 04/15/14	715,000	678,159
Ashtead Capital Inc 9.000% due 08/15/16 ~	900,000	517,500
Baldor Electric Co 8.625% due 02/15/17	720,000	574,200
Corrections Corp of America 6.250% due 03/15/13	334,000	321,475
CSC Holdings Inc 8.625% due 02/15/19 ~	3,035,000	2,936,362
CSX Corp 7.450% due 04/01/38	3,010,000	2,483,483
General Electric Co 5.250% due 12/06/17	5,535,000	5,131,009
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,678,650
John Deere Capital Corp 1.163% due 07/16/10 † §	10,000,000	9,811,310
5.350% due 04/03/18	3,480,000	3,236,184
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16 ~	3,675,000	3,509,625
L-3 Communications Corp 5.875% due 01/15/15	1,660,000	1,547,950
6.375% due 10/15/15	995,000	942,762
RSC Equipment Rental Inc 9.500% due 12/01/14	550,000	272,250
Terex Corp 8.000% due 11/15/17	2,440,000	1,988,600
The Hertz Corp 8.875% due 01/01/14	519,000	317,239
United Rentals North America Inc 6.500% due 02/15/12 †	25,000	20,125

		37,053,743

Information Technology - 1.9%

DISH DBS Corp 7.125% due 02/01/16	2,394,000	2,154,600
7.750% due 05/31/15	1,726,000	1,596,550
Freescale Semiconductor Inc 9.125% due 12/15/14	1,140,000	91,200
10.125% due 12/15/16	650,000	120,250
Hewlett-Packard Co 1.380% due 06/15/10 §	11,000,000	10,949,538
4.500% due 03/01/13	7,225,000	7,439,395
IBM International Group Capital LLC 5.050% due 10/22/12 †	3,030,000	3,206,775
International Business Machines Corp 7.625% due 10/15/18	4,405,000	5,065,697
NXP BV (Netherlands) 9.500% due 10/15/15	800,000	90,000
Oracle Corp 6.500% due 04/15/38	1,860,000	1,863,583
Sensata Technologies BV (Netherlands) 8.000% due 05/01/14 †	2,260,000	689,300
SunGard Data Systems Inc 10.250% due 08/15/15	1,775,000	1,251,375

		34,518,263

Materials - 1.6%

Barrick Gold Corp (Canada) 6.950% due 04/01/19	1,670,000	1,680,977
Crown Americas LLC 7.750% due 11/15/15 †	14,000	14,140
Evraz Group SA (Luxembourg) 8.875% due 04/24/13 ~	7,310,000	4,719,409
Freeport-McMoRan Copper & Gold Inc 8.250% due 04/01/15	2,390,000	2,291,065
Georgia-Pacific LLC 7.000% due 01/15/15 ~	1,660,000	1,560,400
7.700% due 06/15/15	780,000	709,800
Huntsman LLC 11.500% due 07/15/12	550,000	431,750
Owens-Brockway Glass Container Inc 8.250% due 05/15/13	225,000	227,250
Rio Tinto Finance USA Ltd (Australia) 5.875% due 07/15/13	10,055,000	9,028,374
Terra Capital Inc 7.000% due 02/01/17	690,000	638,250
Vale Overseas Ltd (Cayman) 6.875% due 11/21/36	6,250,000	5,436,275
Vedanta Resources PLC (United Kingdom) 8.750% due 01/15/14 ~	3,414,000	2,509,290

		29,246,980

Telecommunication Services - 4.3%

America Movil SAB de CV (Mexico) 5.625% due 11/15/17	1,960,000	1,787,645
AT&T Inc 5.800% due 02/15/19	10,280,000	10,084,315
6.300% due 01/15/38	4,275,000	3,771,510
6.400% due 05/15/38	630,000	563,142
Cricket Communications Inc 9.375% due 11/01/14	1,875,000	1,795,312
Deutsche Telekom International Finance BV (Netherlands) 6.750% due 08/20/18	1,545,000	1,554,648
Intelsat Intermediate Holding Co Ltd (Bermuda) 0.000% due 02/01/15 † ~ §	3,620,000	3,022,700
MetroPCS Wireless Inc 9.250% due 11/01/14	1,730,000	1,686,750
Nordic Telephone Co Holdings (Denmark) 8.875% due 05/01/16 † ~	2,305,000	2,166,700
PAETEC Holding Corp 9.500% due 07/15/15	500,000	352,500
Qwest Communications International Inc 7.250% due 02/15/11	1,050,000	1,018,500
Qwest Corp 8.875% due 03/15/12	1,555,000	1,543,338
Rogers Communications Inc (Canada) 6.800% due 08/15/18	8,260,000	8,271,556
9.625% due 05/01/11	8,000,000	8,334,756
Sprint Capital Corp 8.375% due 03/15/12	2,020,000	1,828,100
8.750% due 03/15/32	3,049,000	2,058,075
Telecom Italia Capital SA (Luxembourg) 7.721% due 06/04/38	4,695,000	3,920,189
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Telefonica Emisiones SAU (Spain) 1.588% due 06/19/09 §	$3,500,000	$3,487,832
Verizon Communications Inc 5.350% due 02/15/11 †	2,700,000	2,763,382
6.400% due 02/15/38	4,365,000	3,975,806
Verizon Capital Wireless LLC 8.500% due 11/15/18 ~	9,120,000	10,437,685
VIP Finance Ireland Ltd (Ireland) 8.375% due 04/30/13 ~	6,270,000	4,541,718

		78,966,159

Utilities - 2.2%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/20	2,500,000	2,534,108
Dominion Resources Inc 5.150% due 07/15/15	4,500,000	4,322,698
Dynegy Holdings Inc 7.750% due 06/01/19	495,000	324,225
Edison Mission Energy 7.750% due 06/15/16	3,170,000	2,425,050
Energy Future Holdings Corp 10.875% due 11/01/17 †	665,000	432,250
FirstEnergy Corp 7.375% due 11/15/31	5,200,000	4,247,347
Intergas Finance BV (Netherlands) 6.375% due 05/14/17 ~	8,250,000	4,826,250
MidAmerican Energy Holdings Co 6.125% due 04/01/36	601,000	535,482
6.500% due 09/15/37	2,400,000	2,229,895
Mirant Americas Generation LLC 8.300% due 05/01/11	775,000	755,625
Mirant North America LLC 7.375% due 12/31/13	2,025,000	1,842,750
NRG Energy Inc 7.375% due 02/01/16	3,225,000	3,007,313
Pacificorp 5.650% due 07/15/18	4,360,000	4,516,297
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15	1,790,000	903,950
The AES Corp 8.000% due 06/01/20 ~	1,030,000	839,450
8.750% due 05/15/13 ~	3,555,000	3,519,450
9.750% due 04/15/16 ~ #	990,000	935,550
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	1,694,932
Wind Acquisition Finance SA (Luxembourg) 10.750% due 12/01/15 ~	1,555,000	1,547,225

		41,439,847

Total Corporate Bonds & Notes (Cost $752,229,876)		657,144,169

CONVERTIBLE CORPORATE BONDS - 0.5%

Health Care - 0.5%

Roche Holdings Inc 6.000% due 03/01/19 ~	8,330,000	8,596,139

Total Convertible Corporate Bonds (Cost $8,199,933)		8,596,139

SENIOR LOAN NOTES - 0.8%

Consumer Discretionary - 0.2%

Asurion Corp Term B 3.533% due 07/02/14 § ж	901,709	771,713
4.236% due 07/02/14 § ж	598,291	512,037
Ford Motor Co Term B due 11/29/13 § ∞ ж	1,500,000	722,709
Hanesbrands Inc Term B 5.909% due 10/15/13 § ж	791,489	758,558
7.000% due 10/15/13 § ж	50,705	48,595
Regal Cinemas Term B 5.209% due 10/19/10 § ж	997,442	925,128

		3,738,740

Financials - 0.0%

First Data Corp Term B2 3.223% due 10/15/14 § ж	1,175,522	795,693
3.229% due 10/15/14 § ж	71,313	48,271

		843,964

Health Care - 0.2%

Community Health Systems Inc Term B 2.376% due 07/02/14 § ж	1,735,361	1,504,127
2.729% due 07/02/14 § ж	264,396	229,166
HCA Inc Term B 3.709% due 11/01/13 § ж	1,951,042	1,664,727

		3,398,020

Materials - 0.1%

Georgia-Pacific Corp Term B due 12/23/13 § ∞ ж	1,500,000	1,326,796
Graham Packaging Term B due 10/07/11 § ∞ ж	1,500,000	1,286,720

		2,613,516

Telecommunication Services - 0.1%

Level 3 Communications Term B 2.807% due 03/01/14 § ж	428,571	324,000
3.510% due 03/01/14 § ж	1,071,429	810,000

		1,134,000

Utilities - 0.2%

Calpine Corp (1st Priority) 4.335% due 03/29/14 § ж	2,000,000	1,533,194
NRG Energy Inc Term B due 02/01/13 § ∞ ж	996,789	899,786
Energy Future Holdings Term B2 3.979% due 10/10/14 § ж	7,595	5,039
4.033% due 10/10/14 § ж	1,481,013	982,560
4.451% due 10/10/14 § ж	11,392	7,558

		3,428,137

Total Senior Loan Notes (Cost $15,031,862)		15,156,377

MORTGAGE-BACKED SECURITIES - 53.0%

Collateralized Mortgage Obligations - 6.6%

American Home Mortgage Assets 0.712% due 09/25/46 “ §	7,688,928	2,970,960
Arran Residential Mortgages Funding PLC (United Kingdom) 1.424% due 04/12/56 ~ “ § ж	2,001,769	1,843,367
Banc of America Commercial Mortgage Inc 5.740% due 05/10/45 “ §	10,080,000	7,504,731
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Bear Stearns Commercial Mortgage Securities 5.201% due 12/11/38 "	$4,000,000	$3,289,376
5.718% due 09/11/38 " §	6,625,000	5,667,775
Citigroup Mortgage Loan Trust Inc 6.500% due 10/25/36 ~ "	7,165,409	4,498,107
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617% due 10/15/48 "	4,750,000	3,517,232
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	12,895,421	6,047,763
Commercial Mortgage Pass-Through Certificates 5.768% due 06/10/46 " §	5,000,000	3,835,979
Countrywide Alternative Loan Trust 0.732% due 04/25/47 " §	11,818,345	4,153,554
6.500% due 09/25/36 "	6,010,219	2,935,111
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	7,420,293	5,499,802
Fannie Mae 6.500% due 09/25/33 - 01/25/34 "	9,617,040	9,825,852
Fannie Mae (IO) 6.978% due 04/25/32 " §	17,718,270	1,326,312
Freddie Mac 1.556% due 02/15/32 " §	1,036,459	1,035,855
5.000% due 10/15/34 "	13,273,897	13,405,788
Freddie Mac (IO) 6.544% due 05/15/36 " §	12,578,740	1,038,995
6.594% due 05/15/36 " §	68,631,951	5,515,497
6.644% due 09/15/29 - 08/15/35 " §	11,017,811	751,054
Greenpoint Mortgage Funding Trust 0.702% due 01/25/37 " §	4,133,983	1,499,519
IndyMac Index Mortgage Loan Trust 0.762% due 06/25/37 " §	7,475,490	2,757,270
0.782% due 06/25/35 " §	5,651,328	2,186,171
LB-UBS Commercial Mortgage Trust 5.883% due 06/15/38 " §	1,575,000	1,198,548
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.676% due 09/15/21 ~ " §	2,677,080	1,519,894
Lehman Mortgage Trust 6.000% due 05/25/37 "	2,808,617	1,907,996
Merrill Lynch Mortgage Trust 5.657% due 05/12/39 " §	1,005,000	730,263
Permanent Master Issuer PLC (United Kingdom) 1.134% due 10/15/15 " §	5,375,000	5,135,334
Residential Asset Securitization Trust 6.000% due 08/25/36 "	5,114,763	2,606,889
Thornburg Mortgage Securities Trust 0.632% due 11/25/46 " §	2,339,192	2,009,240
Washington Mutual Alternative Mortgage Pass-Through Certificates 6.000% due 07/25/36 "	2,515,884	1,323,195
Washington Mutual Mortgage Pass-Through Certificates 0.792% due 12/25/45 " §	3,045,980	1,243,840
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/37 "	11,771,450	7,269,155
6.000% due 08/25/37 "	9,241,800	5,894,987

		121,945,411

Fannie Mae - 26.7%

4.500% due 04/01/23 - 04/13/39 "	47,225,142	48,484,493
5.000% due 04/13/39 - 04/16/39 "	133,700,000	138,083,045
5.500% due 12/01/22 - 04/13/39 "	194,805,492	202,230,257
6.000% due 04/01/39 "	4,575,000	4,778,729
6.500% due 12/01/37 - 04/13/39 "	94,776,012	99,826,961

		493,403,485

Freddie Mac - 16.7%

5.000% due 12/01/35 - 04/13/39 † "	84,521,189	87,223,265
5.415% due 06/01/37 " §	1,016,283	1,052,043
5.453% due 07/01/37 " §	1,723,040	1,786,577
5.500% due 08/01/37 - 04/13/39 "	36,482,283	37,878,559
5.516% due 06/01/37 " §	9,884,934	10,261,519
5.566% due 06/01/37 " §	1,124,800	1,168,674
5.854% due 11/01/36 " §	5,262,469	5,452,993
5.878% due 01/01/37 " §	1,540,135	1,602,827
6.000% due 04/13/39 "	156,300,000	163,406,805

		309,833,262

Government National Mortgage Association - 3.0%
4.500% due 04/01/39 "	4,200,000	4,295,811
5.000% due 04/20/39 "	28,500,000	29,555,384
6.000% due 04/20/39 "	10,000,000	10,448,440
6.500% due 04/20/39 "	10,000,000	10,492,190

		54,791,825

Total Mortgage-Backed Securities (Cost $1,019,339,476)		979,973,983

ASSET-BACKED SECURITIES - 7.2%

American Express Credit Account Master Trust 0.546% due 12/17/12 " §	11,000,000	10,573,154
Asset-Backed Funding Certificates 0.582% due 10/25/36 " §	355,873	344,900
Asset-Backed Securities Corp Home Equity 0.942% due 05/25/35 " §	3,000,000	2,592,898
Bank of America Credit Card Trust 0.786% due 11/15/11 " §	3,000,000	2,930,339
Capital One Auto Finance Trust 5.070% due 07/15/11 "	1,640,829	1,607,019
Capital One Multi-Asset Execution Trust 4.950% due 08/15/12 "	29,665,000	29,801,091
Citibank Credit Card Issuance Trust 0.753% due 01/09/12 " §	3,775,000	3,381,733
1.241% due 05/21/12 " §	20,000,000	19,379,648
Citigroup Mortgage Loan Trust Inc 0.592% due 05/25/37 " §	3,078,501	2,400,665
0.672% due 08/25/36 " §	1,623,389	983,918
Countrywide Asset-Backed Certificates 0.582% due 11/25/37 " §	11,313,602	9,766,710
Credit-Based Asset Servicing & Securitization LLC 5.891% due 02/25/37 " §	1,955,992	1,618,836
DaimlerChrysler Auto Trust 5.380% due 03/08/11 "	3,200,000	3,197,223
Ford Credit Auto Owner Trust 5.420% due 04/15/10 "	330,978	331,337
GE Dealer Floorplan Master Note Trust 0.555% due 04/20/11 " §	2,250,000	2,237,789
GSAA Trust 0.682% due 07/25/36 " §	3,500,000	1,081,221
Harley-Davidson Motorcycle Trust 5.350% due 03/15/13 "	2,351,941	2,314,651
Helios Finance LP CDO (Cayman) 1.245% due 10/20/14 ~ " § ж	4,000,000	1,314,780
Home Equity Asset Trust 0.952% due 02/25/36 " § ж	2,000,000	453,196
See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
Household Automotive Trust 5.300% due 11/17/11 “	$2,934,890	$2,940,073
Nelnet Student Loan Trust 1.149% due 04/27/20 “ §	1,019,115	1,016,038
Option One Mortgage Loan Trust 0.612% due 04/25/37 “ §	2,232,883	1,876,571
Residential Asset Mortgage Products Inc 0.932% due 11/25/35 “ § ж	2,000,000	787,547
Residential Asset Securities Corp 0.672% due 01/25/35 “ §	7,000,000	4,428,196
0.932% due 11/25/35 “ § ж	3,820,000	1,108,622
Triad Auto Receivables Owner Trust 5.280% due 02/13/12 “	14,000,000	13,741,743
5.410% due 08/12/11 “	1,926,729	1,892,608
USAA Auto Owner Trust 5.370% due 02/15/12 “	5,375,237	5,463,783
Washington Mutual Asset-Backed Certificates 0.612% due 05/25/47 “ §	3,654,431	3,146,473

Total Asset-Backed Securities (Cost $151,218,941)		132,712,762

U.S. GOVERNMENT AGENCY ISSUES - 9.8%

Fannie Mae 3.875% due 07/12/13 †	7,795,000	8,329,850
4.875% due 12/15/16 †	8,560,000	9,479,314
6.000% due 05/15/11 †	31,500,000	34,569,943
7.250% due 01/15/10 †	35,000,000	36,716,662
7.250% due 05/15/30	5,000,000	7,001,785
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	9,296,953
Federal Home Loan Bank 5.000% due 11/17/17 †	15,000,000	16,418,220
Freddie Mac 2.125% due 03/23/12 †	5,600,000	5,646,570
2.500% due 01/07/14 †	4,645,000	4,655,535
4.875% due 06/13/18 †	21,015,000	23,365,948
5.000% due 07/15/14	3,900,000	4,380,948
5.125% due 10/18/16	7,230,000	8,054,838
5.250% due 04/18/16 †	9,400,000	10,652,663
6.750% due 03/15/31 †	3,400,000	4,555,607

Total U.S. Government Agency Issues (Cost $170,467,925)		183,124,836

U.S. TREASURY OBLIGATIONS - 8.3%

U.S. Treasury Bonds - 2.6%

3.500% due 02/15/39	8,370,000	8,296,773
4.375% due 02/15/38 †	8,610,000	9,807,328
5.000% due 05/15/37 †	1,830,000	2,282,639
5.375% due 02/15/31 †	100,000	126,334
6.125% due 08/15/29 †	6,325,000	8,615,836
6.625% due 02/15/27	13,480,000	18,985,738

		48,114,648

U.S. Treasury Inflation Protected Securities - 2.1%

1.375% due 07/15/18 † ^	19,335,448	19,238,770
3.875% due 04/15/29 † ^	14,768,300	19,028,024

		38,266,794

U.S. Treasury Notes - 3.6%

1.750% due 03/31/14	34,060,000	34,206,339
2.375% due 03/31/16	31,240,000	31,471,848
2.750% due 02/15/19	880,000	885,361

		66,563,548

Total U.S. Treasury Obligations (Cost $147,126,957)		152,944,990

SHORT-TERM INVESTMENTS - 25.9%

U.S. Government Agency Issues - 1.4%

Fannie Mae 0.010% due 05/18/09 ‡	3,967,000	3,965,687
0.010% due 05/20/09 ‡	123,000	122,940
0.360% due 05/18/09 ‡	2,380,000	2,378,984
Federal Home Loan Bank 1.050% due 02/23/10	20,000,000	20,020,740

		26,488,351

U.S. Treasury Bills - 23.8%

0.010% due 05/14/09	203,200,000	203,162,408
0.010% due 06/25/09	236,300,000	236,216,350

		439,378,758

Repurchase Agreements - 0.7%

Merrill Lynch & Co Inc 0.090% due 04/01/09 (Dated 03/31/09, repurchase price of $6,675,017; collateralized by Fannie Mae: 5.450% due 10/18/21 and market value $6,808,501)	6,675,000	6,675,000
The Goldman Sachs Group Inc 0.120% due 04/01/09 (Dated 03/31/09, repurchase price of $5,825,019; collateralized by Federal Home Loan Bank: 4.750% due 12/16/16 and market value $5,945,832)	5,825,000	5,825,000
State Street Bank and Trust Co 0.100% due 04/01/09 (Dated 03/31/09, repurchase price of $380,001; collateralized by Federal Home Loan Bank: 4.500% due 04/06/09 and market value $388,512)	380,000	380,000

		12,880,000

Total Short-Term Investments (Cost $478,675,775)		478,747,109

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 141.1% (Cost $2,742,350,230)		2,608,428,446

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.4%

The Mellon GSL DBT II Collateral Fund 0.936% + Δ	$274,560,729	$265,719,873
The Mellon GSL Reinvestment Trust II 0.000% + ¤	7,753,906	77,539

Total Securities Lending Collateral (Cost $282,314,635)		265,797,412

TOTAL INVESTMENTS - 155.5% (Cost $3,024,664,865)		2,874,225,858

OTHER ASSETS & LIABILITIES, NET - (55.5%)		(1,025,732,937)

NET ASSETS - 100.0%		$1,848,492,921

Notes to Schedule of Investments
(a)  Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b)  Securities with a total aggregate market value of $265,797,412 or 14.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c)  Securities with a total aggregate market value of $2,155,989 or 0.1% of the net assets were in default as of March 31, 2009.
(d)  2.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e)  Securities with an aggregate market value of $4,586,301 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2009:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (06/09)	250	$250,000,000	$89,775
Eurodollar (09/09)	750	750,000,000	436,875
U.S. Treasury 2-Year Notes (06/09)	979	195,800,000	1,116,838
U.S. Treasury 5-Year Notes (06/09)	1,680	168,000,000	2,211,959

Short Futures Outstanding
U.S. Treasury 10-Year Notes (06/09)	1,141	114,100,000	(3,348,127)
U.S. Treasury 30-Year Bonds (06/09)	237	23,700,000	(812,154)

			($304,834)

(f)  Transactions in written options for the Year ended March 31, 2009 were as follows:

		Notional
	Number of	Amount
	Contracts	in $	Premium
Outstanding, December 31, 2008	—	207,235,000	$290,129
Put Options Written	152	—	73,340
Call Options Repurchased	—	(207,235,000)	(290,129)

Outstanding, March 31, 2009	152	—	$73,340

(g)  Premiums received and value of written options outstanding as of March 31, 2009:
Options on Exchange-Traded Futures Contracts

	Number of
Description	Contracts	Premium	Value
Put — CME Eurodollar Futures (06/09) Strike @$98.75 Exp. 06/20/09 Counterparty: GSC	152	$73,340	$29,450

Total Written Options		$73,340	$29,450

See explanation of symbols and terms, if any, on page 129

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
March 31, 2009 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of March 31, 2009.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

Δ	Rate shown reflects 7-day yield as of March 31, 2009.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of March 31, 2009.

¤	Securities were in default as of March 31, 2009.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts, and/or swap contracts as of March 31, 2009.

#	Securities purchased on a when-issued basis.

∞	Unsettled position. Contract rates do not take effect until settlement date.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures. Under the Fund’s policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a portfolio has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell a holding quickly for its full value.

Counterparty Abbreviations:

BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
BNY	Bank of New York
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMM	Constant Maturity Mortgage Rate
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings
shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
XAMS	Amsterdam Stock Exchange
XNMS	NASDAQ Exchange
XVTX	Virt-X Pan-European Stock Exchange
Note:
The descriptions and industry and geographical classifications of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
March 31, 2009 (Unaudited)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation or depreciation on derivatives and assets and liabilities in foreign currencies as of March 31, 2009, were as follows:

	Total Cost of			Net Appreciation	Net Appreciation	Total Net
	Investments on	Gross	Gross	(Depreciation)	(Depreciation)	Appreciation
Portfolios	Tax Basis	Appreciation	Depreciation	on Investments	on Other (1)	(Depreciation)

Small-Cap Growth	$864,267,824	$34,031,096	($181,830,472)	($147,799,376)	$—	($147,799,376)
International Value	3,493,184,057	9,898,490	(1,431,518,182)	(1,421,619,692)	(2,733,531)	(1,424,353,223)
Long/Short Large-Cap	791,294,398	13,677,524	(143,397,734)	(129,720,210)	822,186	(128,898,024)
International Small-Cap	730,052,169	14,299,075	(192,235,523)	(177,936,448)	(27,312)	(177,963,760)
Mid-Cap Value	4,722,408	106,977	(371,833)	(264,856)	—	(264,856)
Equity Index	2,747,361,175	10,525,557	(1,122,027,776)	(1,111,502,219)	3,270,991	(1,108,231,228)
Small-Cap Index	748,146,754	7,986,966	(337,802,230)	(329,815,264)	303,817	(329,511,447)
Diversified Research	980,692,754	7,984,691	(283,463,931)	(275,479,240)	(2)	(275,479,242)
Equity	173,758,084	1,392,536	(45,893,760)	(44,501,224)	—	(44,501,224)
American Funds Asset Allocation	13,322,115	188,554	—	188,554	—	188,554
American Funds Growth-Income	1,953,940,093	76,550	(890,995,398)	(890,918,848)	—	(890,918,848)
American Funds Growth	2,180,505,667	716,328	(1,046,187,318)	(1,045,470,990)	—	(1,045,470,990)
Large-Cap Value	2,691,057,660	19,775,376	(853,535,793)	(833,760,417)	22,538	(833,737,879)
Technology	53,436,719	1,940,626	(3,367,087)	(1,426,461)	(114)	(1,426,575)
Short Duration Bond	1,917,270,980	25,578,648	(106,584,432)	(81,005,784)	2,426,185	(78,579,599)
Floating Rate Loan	911,504,448	497,364	(223,639,906)	(223,142,542)	(217,216)	(223,359,758)
Growth LT	1,572,568,478	7,662,974	(377,286,109)	(369,623,135)	(2,497,760)	(372,120,895)
Focused 30	609,313,130	6,328,607	(202,356,662)	(196,028,055)	1,116	(196,026,939)
Health Sciences	109,298,885	3,129,064	(17,095,507)	(13,966,443)	1,127	(13,965,316)
Mid-Cap Equity	3,603,820,877	42,084,200	(953,661,186)	(911,576,986)	—	(911,576,986)
Large-Cap Growth	632,086,660	18,828,226	(52,838,142)	(34,009,916)	—	(34,009,916)
International Large-Cap	2,883,788,524	26,256,021	(977,179,567)	(950,923,546)	18,905	(950,904,641)
Small-Cap Value	606,193,604	9,400,500	(192,904,552)	(183,504,052)	—	(183,504,052)
Multi-Strategy	275,256,544	5,513,961	(76,115,383)	(70,601,422)	621,478	(69,979,944)
Main Street Core	2,082,516,698	12,018,270	(674,564,686)	(662,546,416)	—	(662,546,416)
Emerging Markets	1,510,444,508	23,453,713	(475,657,705)	(452,203,992)	(190,447)	(452,394,439)
Money Market	1,664,042,802	—	—	—	—	—
High Yield Bond	882,791,936	6,907,141	(136,410,114)	(129,502,973)	52,966	(129,450,007)
Managed Bond	8,890,184,187	144,086,629	(703,671,526)	(559,584,897)	40,307,435	(519,277,462)
Inflation Managed	7,838,305,507	268,781,100	(649,042,800)	(380,261,700)	27,230,367	(353,031,333)
Comstock	2,104,298,444	3,448,147	(747,801,110)	(744,352,963)	(5)	(744,352,968)
Mid-Cap Growth	1,098,735,958	31,248,650	(399,728,899)	(368,480,249)	(11,794)	(368,492,043)
Real Estate	884,646,728	—	(466,949,220)	(466,949,220)	561	(466,948,659)
Small-Cap Equity	722,217,437	15,561,714	(130,183,949)	(114,622,235)	—	(114,622,235)
Diversified Bond	3,024,832,759	45,268,340	(195,875,241)	(150,606,901)	(302,409)	(150,909,310)
(1) Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS
March 31, 2009 (Unaudited)

Portfolio Valuation and Fair Value Measurements
     The net asset value (“NAV”) per share for each portfolio of the Fund is calculated by subtracting the portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of the portfolio) from the portfolio’s total assets (the value of the securities and other investments the portfolio holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
     Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of the NYSE, which is usually 4:00p.m. Eastern Time, although it occasionally closes earlier.
     The value of each security and other investment instruments (collectively, “holdings”) is based on pricing data obtained from various sources approved by the Fund’s Board of Trustees (the “Board”). Equity holdings, including options, are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Treasury holdings are generally valued at the last reported sale price obtained from pricing/quotation sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Other equity and fixed income holdings traded in over-the-counter markets and for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from a pricing/quotation and/or valuation reporting system, from established market makers, or from broker-dealers. Bid and ask prices for fixed income holdings are generally based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable, or if events that could materially affect the NAV occur after the close of the principal market for particular holding but before the Fund values its assets, the holdings may be valued at their fair value, as that term is defined in the 1940 Act, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Fund’s Board and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a holding is the amount which the Fund might reasonably expect to receive for the holding upon its current sale. Fair valuations are based on a variety of factors and available information which the Fund may consider, including information that becomes known after the close of the NYSE. The values that are determined are deemed to be the price as of the time of close of the NYSE. When fair value pricing of holdings is employed, the prices of holdings used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Fund could obtain upon its current sale.
     If events occur between the time of the determination of the closing price of a foreign holding on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign holding is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the holding would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. These fair values may not be indicative of the price that a portfolio could obtain for a foreign holding if it were to dispose of the holding as of the close of the NYSE.
     The Fund implemented Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board (“FASB”) as of January 1, 2008. Under SFAS 157, the Fund is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described above) are reflected as Level 2.
The following is a summary of the Fund’s holdings as of March 31, 2009 as categorized under the three-tier hierarchy of inputs defined in SFAS 157:

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
March 31, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	March 31, 2009	Price	Inputs	Inputs
Small-Cap Growth
Investments in Securities	$716,468,448	$529,672,295	$186,796,153	$—
Other Financial Instruments *	—	—	—	—

Total	$716,468,448	$529,672,295	$186,796,153	$—

International Value
Investments in Securities	$2,071,564,365	$65,850,105	$2,005,714,239	$21
Other Financial Instruments *	(2,564,486)	331,755	(2,896,241)	—

Total	$2,068,999,879	$66,181,860	$2,002,817,998	$21

Long/Short Large-Cap
Investments in Securities	$661,574,188	$649,147,906	$12,426,282	$—
Other Financial Instruments *	822,186	822,186	—	—

Total	$662,396,374	$649,970,092	$12,426,282	$—

International Small-Cap
Investments in Securities	$552,115,721	$39,300,995	$512,814,726	$—
Other Financial Instruments *	—	—	—	—

Total	$552,115,721	$39,300,995	$512,814,726	$—

Mid-Cap Value
Investments in Securities	$4,457,552	$4,073,552	$384,000	$—
Other Financial Instruments *	—	—	—	—

Total	$4,457,552	$4,073,552	$384,000	$—

Equity Index
Investments in Securities	$1,635,858,956	$1,500,048,944	$135,805,232	$4,780
Other Financial Instruments *	3,270,991	3,270,991	—	—

Total	$1,639,129,947	$1,503,319,935	$135,805,232	$4,780

Small-Cap Index
Investments in Securities	$418,331,490	$339,146,643	$79,184,707	$140
Other Financial Instruments *	303,817	303,817	—	—

Total	$418,635,307	$339,450,460	$79,184,707	$140

Diversified Research
Investments in Securities	$705,213,514	$618,632,913	$86,580,601	$—
Other Financial Instruments *	—	—	—	—

Total	$705,213,514	$618,632,913	$86,580,601	$—

Equity
Investments in Securities	$129,256,860	$108,261,475	$20,993,625	$1,760
Other Financial Instruments *	—	—	—	—

Total	$129,256,860	$108,261,475	$20,993,625	$1,760

American Funds Asset Allocation
Investments in Securities	$13,510,669	$13,510,669	$—	$—
Other Financial Instruments *	—	—	—	—

Total	$13,510,669	$13,510,669	$—	$—

American Funds Growth-Income
Investments in Securities	$1,063,021,245	$1,063,021,245	$—	$—
Other Financial Instruments *	—	—	—	—

Total	$1,063,021,245	$1,063,021,245	$—	$—

American Funds Growth
Investments in Securities	$1,135,034,677	$1,135,034,677	$—	$—
Other Financial Instruments *	—	—	—	—

Total	$1,135,034,677	$1,135,034,677	$—	$—

Large-Cap Value
Investments in Securities	$1,857,297,243	$1,617,016,603	$240,280,640	$—
Other Financial Instruments *	—	—	—	—

Total	$1,857,297,243	$1,617,016,603	$240,280,640	$—

Technology
Investments in Securities	$52,010,258	$41,036,660	$10,973,598	$—
Other Financial Instruments *	—	—	—	—

Total	$52,010,258	$41,036,660	$10,973,598	$—

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
March 31, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	March 31, 2009	Price	Inputs	Inputs
Short Duration Bond
Investments in Securities	$1,836,265,196	$—	$1,830,582,296	$5,682,900
Other Financial Instruments *	(39,610,144)	520,917	(40,131,061)	—

Total	$1,796,655,052	$520,917	$1,790,451,235	$5,682,900

Floating Rate Loan
Investments in Securities	$688,361,906	$—	$671,533,526	$16,828,380
Other Financial Instruments *	(216,729)	—	(216,729)	—

Total	$688,145,177	$—	$671,316,797	$16,828,380

Growth LT
Investments in Securities	$1,202,945,343	$893,451,174	$309,494,169	$—
Other Financial Instruments *	(2,152,903)	—	(2,152,903)	—

Total	$1,200,792,440	$893,451,174	$307,341,266	$—

Focused 30
Investments in Securities	$413,285,075	$297,673,202	$115,611,873	$—
Other Financial Instruments *	—	—	—	—

Total	$413,285,075	$297,673,202	$115,611,873	$—

Health Sciences
Investments in Securities	$95,332,442	$69,280,305	$26,052,137	$—
Other Financial Instruments *	—	—	—	—

Total	$95,332,442	$69,280,305	$26,052,137	$—

Mid-Cap Equity
Investments in Securities	$2,692,243,891	$2,435,311,420	$256,930,041	$2,430
Other Financial Instruments *	—	—	—	—

Total	$2,692,243,891	$2,435,311,420	$256,930,041	$2,430

Large-Cap Growth
Investments in Securities	$598,076,744	$516,106,466	$81,970,278	$—
Other Financial Instruments *	—	—	—	—

Total	$598,076,744	$516,106,466	$81,970,278	$—

International Large-Cap
Investments in Securities	$1,932,864,978	$104,725,513	$1,828,139,465	$—
Other Financial Instruments *	—	—	—	—

Total	$1,932,864,978	$104,725,513	$1,828,139,465	$—

Small-Cap Value
Investments in Securities	$422,689,552	$355,874,694	$66,814,858	$—
Other Financial Instruments *	—	—	—	—

Total	$422,689,552	$355,874,694	$66,814,858	$—

Multi-Strategy
Investments in Securities	$204,655,122	$96,496,636	$108,153,206	$5,280
Other Financial Instruments *	616,370	—	616,370	—

Total	$205,271,492	$96,496,636	$108,769,576	$5,280

Main Street Core
Investments in Securities	$1,419,970,282	$1,283,982,951	$135,963,943	$23,388
Other Financial Instruments *	—	—	—	—

Total	$1,419,970,282	$1,283,982,951	$135,963,943	$23,388

Emerging Markets
Investments in Securities	$1,058,240,516	$306,820,679	$751,404,278	$15,559
Other Financial Instruments *	—	—	—	—

Total	$1,058,240,516	$306,820,679	$751,404,278	$15,559

Money Market
Investments in Securities	$1,664,042,802	$—	$1,664,042,802	$—
Other Financial Instruments *	—	—	—	—

Total	$1,664,042,802	$—	$1,664,042,802	$—

High Yield Bond
Investments in Securities	$753,288,963	$1,922,851	$751,366,112	$—
Other Financial Instruments *	52,966	—	52,966	—

Total	$753,341,929	$1,922,851	$751,419,078	$—

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
March 31, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	March 31, 2009	Price	Inputs	Inputs
Managed Bond
Investments in Securities	$8,330,599,291	$44,611,333	$8,277,028,249	$8,959,709
Other Financial Instruments *	37,934,257	72,669,612	(41,985,380)	7,250,025

Total	$8,368,533,548	$117,280,945	$8,235,042,869	$16,209,734

Inflation Managed
Investments in Securities	$7,458,043,807	$4,781,956	$7,453,213,253	$48,598
Other Financial Instruments *	(21,686,958)	44,856,961	(71,360,913)	4,816,994

Total	$7,436,356,849	$49,638,917	$7,381,852,340	$4,865,592

Comstock
Investments in Securities	$1,359,945,481	$1,257,702,659	$102,242,822	$—
Other Financial Instruments *	—	—	—	—

Total	$1,359,945,481	$1,257,702,659	$102,242,822	$—

Mid-Cap Growth
Investments in Securities	$730,255,709	$499,380,775	$226,466,830	$4,408,104
Other Financial Instruments *	—	—	—	—

Total	$730,255,709	$499,380,775	$226,466,830	$4,408,104

Real Estate
Investments in Securities	$417,697,508	$326,037,605	$91,659,903	$—
Other Financial Instruments *	—	—	—	—

Total	$417,697,508	$326,037,605	$91,659,903	$—

Small-Cap Equity
Investments in Securities	$607,595,202	$523,302,023	$84,293,179	$—
Other Financial Instruments *	—	—	—	—

Total	$607,595,202	$523,302,023	$84,293,179	$—

Diversified Bond
Investments in Securities	$2,874,225,858	$28,081	$2,863,249,556	$10,948,221
Other Financial Instruments *	(334,284)	497,200	(831,484)	—

Total	$2,873,891,574	$525,281	$2,862,418,072	$10,948,221

     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value for the period ended March 31, 2009. Level 3 holdings transfer in at beginning of period values and transfer out at end of period values. Total realized and unrealized gains (losses) of Level 3 holdings are included in net realized and unrealized gains (losses) in the Portfolios’ Statements of Operations. Portfolios not listed held no Level 3 holdings at the beginning or end of the period.

			Investments in
	Total	Investments in	Other Financial
Portfolios	Value	Securities	Instruments *
International Value
Value, beginning of period	$25	$25	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	(4)	(4)	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$21	$21	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	($4)	($4)	$—

Equity Index
Value, beginning of period	$4,780	$4,780	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$4,780	$4,780	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
March 31, 2009 (Unaudited)

			Investments in
	Total	Investments in	Other Financial
Portfolios	Value	Securities	Instruments *
Small-Cap Index
Value, beginning of period	$—	$—	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	140	140	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$140	$140	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$140	$140	$—

Equity
Value, beginning of period	$1,760	$1,760	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$1,760	$1,760	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

Short Duration Bond
Value, beginning of period	$—	$—	$—
Net purchases (sales)	(461,633)	(461,633)	—
Accrued discounts (premiums)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	(663,607)	(663,607)	—
Transfers in and/or out of Level 3	6,808,140	6,808,140	—

Value, end of period	$5,682,900	$5,682,900	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	($663,607)	($663,607)	$—

Floating Rate Loan
Value, beginning of period	$16,596,343	$16,596,343	$—
Net purchases (sales)	88,178	88,178	—
Accrued discounts (premiums)	9,884	9,884	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	133,975	133,975	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$16,828,380	$16,828,380	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$133,975	$133,975	$—

Health Sciences
Value, beginning of period	$2,209,165	$2,209,165	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	(907,025)	(907,025)	—
Transfers in and/or out of Level 3	(1,302,140)	(1,302,140)	—

Value, end of period	$—	$—	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

Mid-Cap Equity
Value, beginning of period	$2,430	$2,430	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$2,430	$2,430	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

`

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
March 31, 2009 (Unaudited)

			Investments in
	Total	Investments in	Other Financial
Portfolios	Value	Securities	Instruments *
Multi-Strategy
Value, beginning of period	$5,280	$5,280	$—
Net purchases (sales)	—	—	—
Accrued discounts (premiums)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$5,280	$5,280	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

Main Street Core
Value, beginning of period	$23,270	$23,270	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	118	118	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$23,388	$23,388	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$118	$118	$—

Emerging Markets
Value, beginning of period	$21,004	$21,004	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	(5,445)	(5,445)	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$15,559	$15,559	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	($5,445)	($5,445)	$—

Managed Bond
Value, beginning of period	$16,960,100	$9,637,615	$7,322,485
Net purchases (sales)	(252,520)	(188,458)	(64,062)
Accrued discounts (premiums)	(2,368)	(2,368)	—
Total realized gains (losses)	(268,778)	(268,778)	—
Total unrealized gains (losses)	(226,700)	(218,302)	(8,398)
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$16,209,734	$8,959,709	$7,250,025

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	($226,700)	($218,302)	($8,398)

Inflation Managed
Value, beginning of period	$8,990,174	$51,598	$8,938,576
Net purchases (sales)	(89,802)	62,287	(152,089)
Accrued discounts (premiums)	—	—	—
Total realized gains (losses)	36,560	(112,732)	149,292
Total unrealized gains (losses)	(4,071,340)	47,445	(4,118,785)
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$4,865,592	$48,598	$4,816,994

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	($4,071,340)	$47,445	($4,118,785)

Mid-Cap Growth
Value, beginning of period	$4,408,104	$4,408,104	$—
Net purchases (sales)	—	—	—
Total realized gains (losses)	—	—	—
Total unrealized gains (losses)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Value, end of period	$4,408,104	$4,408,104	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$—	$—	$—

PACIFIC SELECT FUND
PORTFOLIO VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
March 31, 2009 (Unaudited)

			Investments in
	Total	Investments in	Other Financial
Portfolios	Value	Securities	Instruments*
Diversified Bond
Value, beginning of period	$5,472,924	$5,472,924	$—
Net purchases (sales)	(319,850)	(319,850)	—
Accrued discounts (premiums)	1,613	1,613	—
Total realized gains (losses)	24,595	24,595	—
Total unrealized gains (losses)	521,595	521,595	—
Transfers in and/or out of Level 3	5,247,344	5,247,344	—

Value, end of period	$10,948,221	$10,948,221	$—

Net unrealized appreciation (depreciation) on Level 3 holdings held at end of period, if applicable	$521,595	$521,595	$—

* Other financial instruments include open futures contracts, swap contracts, written options, short sales, unfunded loan commitments and forward foreign currency contracts, if any.

PACIFIC SELECT FUND
Disclosure About Derivative Instruments and Hedging Activities
March 31, 2009 (Unaudited)

      FASB recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). The new standard requires all companies to disclosure information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows. The new standard is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of March 31, 2009:

		Asset Derivatives Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange	Other
Portfolio	March 31, 2009	Contracts	Contracts	Contracts	Contracts	Contracts

International Value	$600,346	$331,755	$—	$—	$268,591	$—
Long/Short Large-Cap	822,186	822,186	—	—	—	—
Equity Index	3,270,991	3,270,991	—	—	—	—
Small-Cap Index	303,817	303,817	—	—	—	—
Short Duration Bond	3,811,711	—	3,811,711	—	—	—
Growth LT	238,155	—	—	—	238,155	—
Multi-Strategy	1,275,489	—	993,923	281,566	—	—
Managed Bond	246,673,800	—	195,455,601	30,431,782	20,786,417	—
Inflation Managed	112,765,678	—	81,295,484	25,926,243	5,543,951	—
Diversified Bond	3,855,447	—	3,855,447	—	—	—

Total	$373,617,620	$4,728,749	$285,412,166	$56,639,591	$26,837,114	$—

		Liability Derivatives Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange	Other
Portfolio	March 31, 2009	Contracts	Contracts	Contracts	Contracts	Contracts

International Value	($3,164,832)	$—	$—	$—	($3,164,832)	$—
Short Duration Bond	(941,082)	—	(941,082)	—	—	—
Growth LT	(2,391,058)	—	—	—	(2,391,058)	—
Multi-Strategy	(659,119)	—	(149,346)	(509,773)	—	—
Managed Bond	(189,829,202)	—	(120,830,771)	(38,466,340)	(30,532,091)	—
Inflation Managed	(91,076,977)	—	(60,664,615)	(16,999,609)	(13,412,753)	—
Diversified Bond	(4,189,731)	—	(4,189,731)	—	—	—

Total	($292,252,001)	$—	($186,775,545)	($55,975,722)	($49,500,734)	$—

PACIFIC SELECT FUND
SUBSEQUENT EVENT
March 31, 2009 (Unaudited)
Subsequent Event
     Effective April 17, 2009 (subsequent to the period end of this report), the assets of the Mellon GSL DBT II Collateral Fund (“Collateral Fund”) (a series of the Mellon GSL Reinvestment Trust, a Delaware Business Trust) (“Mellon Trust”) with maturities of more than one day were transferred in-kind from the Collateral Fund to a newly formed series of the Mellon Trust called BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”). In exchange for the transfer of the Term Assets to the Liquidating Fund, the Collateral Fund received units of the Liquidating Fund which were distributed to each BNY Mellon securities lending participant (“Participant”) which invests collateral in the Collateral Fund based on each Participant’s proportionate interest in the Collateral Fund as of the close of business on April 17, 2009. The Cash and Overnight investments will remain in the Collateral Fund. Beginning on April 17, 2009, BNY Mellon has advised that the Collateral Fund will be managed in a manner generally consistent with Rule 2(a) 7 of the Investment Company Act of 1940. As assets in the Liquidating Fund mature or are sold, the proceeds will be invested in the Collateral Fund or otherwise distributed proportionately to the Participants.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	May 28, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES T. MORRIS

James T. Morris
Chief Executive Officer

Date:	May 28, 2009

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	May 28, 2009

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	May 28, 2009